UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08282

Loomis Sayles Funds I

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2139

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

Item 1. Reports to Stockholders.

(a)	The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Loomis Sayles Fixed Income Fund
Loomis Sayles Global Bond Fund
Loomis Sayles Inflation Protected Securities Fund
Loomis Sayles Institutional High Income Fund
Semiannual Report
March 31, 2024
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission (SEC) has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports. Beginning in July 2024, Funds will be required by the SEC to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that is currently being provided. If you would like to receive shareholder reports and other communications from the Funds electronically, instead of by mail, you may make that request at www.icsdelivery.com/loomissayles. If you have already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.

Loomis Sayles Fixed Income Fund

Managers
Matthew J. Eagan, CFA®
Brian P. Kennedy

Symbol
Institutional Class	LSFIX

Investment Objective
The Fund’s investment objective is high total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns —March 31, 2024[1]
	6 Months	1 Year	5 Years	10 Years	Expense Ratios[2]
					Gross	Net
Institutional Class	8.18%	5.26%	2.30%	2.67%	0.61%	0.61%
Comparative Performance
Bloomberg U.S. Aggregate Bond Index[3]	5.99	1.70	0.36	1.54
Bloomberg U.S. Government/Credit Bond Index[4]	5.86	1.74	0.62	1.70
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.
[2]
Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on
1/31/25. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

[3]
Effective February 1, 2024, the Fund's primary broad-based performance index changed to the Bloomberg U.S. Aggregate Bond Index. The Bloomberg
U.S. Aggregate Bond Index is a broad-based securities market index that represents the overall market applicable to the Fund. The Bloomberg U.S. Aggregate
Bond Index covers the U.S. dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the U.S. Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

[4]
Bloomberg U.S. Government/Credit Bond Index is a broad-based flagship benchmark that measures the non-securitized component of the U.S. Aggregate
Index. The index includes investment grade, U.S. dollar-denominated, fixed rate Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and corporate securities. The
Fund replaced the Bloomberg U.S. Government/Credit Bond Index as its primary benchmark because the Fund believes it provides a more appropriate comparison to the Fund's investable universe.

1 |

Loomis Sayles Global Bond Fund

Managers
David W. Rolley, CFA®
Lynda L. Schweitzer, CFA®
Scott M. Service, CFA®

Symbols
Institutional Class	LSGBX
Retail Class	LSGLX
Class N	LSGNX

Investment Objective
The Fund's investment objective is high total investment return through a combination of high current income and capital appreciation.

Average Annual Total Returns —March 31, 2024[1]
	6 Months	1 Year	5 Years	10 Years	Expense Ratios[2]
					Gross	Net
Institutional Class	6.24%	0.35%	-0.83%	0.07%	0.78%	0.69%
Retail Class	6.07	0.07	-1.08	-0.19	1.03	0.94
Class N	6.21	0.35	-0.79	0.13	0.68	0.64
Comparative Performance
Bloomberg Global Aggregate Bond Index[3]	5.85	0.49	-1.17	-0.07
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.
[2]
Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on
1/31/25. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

[3]
Bloomberg Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The four major components of this index are the U.S. Aggregate, the Pan-European Aggregate, the Asian-Pacific Aggregate, and the Canadian Aggregate Indices. The index also includes
Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment grade 144A securities.

| 2

Loomis Sayles Inflation Protected Securities Fund

Managers
Elaine Kan, CFA®
Kevin P. Kearns

Symbols
Institutional Class	LSGSX
Retail Class	LIPRX
Class N	LIPNX

Investment Objective
The Fund's investment objective is high total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns —March 31, 2024[1]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Expense Ratios[2]
						Gross	Net
Institutional Class	4.56%	0.13%	2.62%	2.12%	— %	0.56%	0.40%
Retail Class	4.44	-0.03	2.37	1.85	—	0.81	0.65
Class N (Inception 2/1/17)	4.58	0.28	2.69	—	2.48	0.47	0.35
Comparative Performance
Bloomberg U.S. Aggregate Bond Index[3]	5.99	1.70	0.36	1.54	1.14
Bloomberg U.S. Treasury Inflation Protected Securities Index[4]	4.62	0.45	2.49	2.21	2.31
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.
[2]
Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on
1/31/25. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

[3]
Effective February 1, 2024, the Fund's primary broad-based performance index changed to the Bloomberg U.S. Aggregate Bond Index. The Bloomberg
U.S. Aggregate Bond Index is a broad-based securities market index that represents the overall market applicable to the Fund. The Bloomberg U.S. Aggregate
Bond Index covers the U.S. dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the U.S. Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

[4]
Bloomberg U.S. Treasury Inflation Protected Securities Index is an unmanaged index that tracks inflation protected securities issued by the U.S. Treasury. The
Fund will retain the Bloomberg U.S. Treasury Inflation Protected Securities Index as its additional benchmark for performance comparison.

3 |

Loomis Sayles Institutional High Income Fund

Managers
Matthew J. Eagan, CFA®
Brian P. Kennedy
Peter S. Sheehan
Todd P. Vandam, CFA®

Symbol
Institutional Class	LSHIX

Investment Objective
The Fund's investment objective is high total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns —March 31, 2024[1]
	6 Months	1 Year	5 Years	10 Years	Expense Ratios[2]
					Gross	Net
Institutional Class	7.91%	9.31%	2.80%	3.21%	0.70%	0.70%
Comparative Performance
Bloomberg U.S. Aggregate Bond Index[3]	5.99	1.70	0.36	1.54
Bloomberg U.S. Corporate High-Yield Bond Index[4]	8.74	11.15	4.21	4.44
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.
[2]
Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on
1/31/25. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

[3]
Effective February 1, 2024, the Fund's primary broad-based performance index changed to the Bloomberg U.S. Aggregate Bond Index. The Bloomberg
U.S. Aggregate Bond Index is a broad-based securities market index that represents the overall market applicable to the Fund. The Bloomberg U.S. Aggregate
Bond Index covers the U.S. dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the U.S. Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

[4]
Bloomberg U.S. Corporate High-Yield Bond Index measures the market of U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below, excluding emerging market debt. The
Fund will retain the Bloomberg U.S. Corporate High-Yield Bond Index as its additional benchmark for performance comparison.

| 4

ADDITIONAL INFORMATION
All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.
Additional Index Information
This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.
The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.
Proxy Voting Information
A description of the Funds' proxy voting policies and procedures is available without charge, upon request, by calling Loomis Sayles Funds at 800-633-3330; on the Funds’ website at www.loomissayles.com, and on the Securities and Exchange Commission (“SEC”) website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available through the Funds’ website and the SEC website.
Quarterly Portfolio Schedules
The Loomis Sayles Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at loomissayles.com. A hard copy may be requested from the Fund at no charge by calling 800-633-3330.
Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds
In October 2022, the SEC adopted rule and form amendments requiring mutual funds and exchange-traded funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed with the SEC on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.
CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.
5 |

Understanding Your Fund's Expenses
As a mutual fund shareholder, you incur different costs:  transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees ("12b-1 fees"), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds' prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.
The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2023 through March 31, 2024. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your class.
The second line in the table for each class of fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.
Loomis Sayles Fixed Income Fund	Beginning Account Value 10/1/2023	Ending Account Value 3/31/2024	Expenses Paid During Period* 10/1/2023 – 3/31/2024
Institutional Class
Actual	$1,000.00	$1,081.80	$3.17
Hypothetical (5% return before expenses)	$1,000.00	$1,021.95	$3.08

*
Expenses are equal to the Fund's annualized expense ratio of 0.61%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half–year (183), divided by 366 (to reflect the half–year period).

Loomis Sayles Global Bond Fund	Beginning Account Value 10/1/2023	Ending Account Value 3/31/2024	Expenses Paid During Period* 10/1/2023 – 3/31/2024
Institutional Class
Actual	$1,000.00	$1,062.40	$3.61
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$3.54
Retail Class
Actual	$1,000.00	$1,060.70	$4.89
Hypothetical (5% return before expenses)	$1,000.00	$1,020.25	$4.80
Class N
Actual	$1,000.00	$1,062.10	$3.35
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	$3.29

*
Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement):  0.70%, 0.95% and 0.65% for Institutional Class, Retail
Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half–year (183), divided by 366 (to reflect the half–year period).

| 6

Loomis Sayles Inflation Protected Securities Fund	Beginning Account Value 10/1/2023	Ending Account Value 3/31/2024	Expenses Paid During Period* 10/1/2023 – 3/31/2024
Institutional Class
Actual	$1,000.00	$1,045.60	$2.05
Hypothetical (5% return before expenses)	$1,000.00	$1,023.00	$2.02
Retail Class
Actual	$1,000.00	$1,044.40	$3.32
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	$3.29
Class N
Actual	$1,000.00	$1,045.80	$1.79
Hypothetical (5% return before expenses)	$1,000.00	$1,023.25	$1.77

*
Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement):  0.40%, 0.65% and 0.35% for Institutional Class, Retail
Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half–year (183), divided by 366 (to reflect the half–year period).

Loomis Sayles Institutional High Income Fund	Beginning Account Value 10/1/2023	Ending Account Value 3/31/2024	Expenses Paid During Period* 10/1/2023 – 3/31/2024
Institutional Class
Actual	$1,000.00	$1,079.10	$3.74
Hypothetical (5% return before expenses)	$1,000.00	$1,021.40	$3.64

*
Expenses are equal to the Fund's annualized expense ratio of 0.72%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half–year (183), divided by 366 (to reflect the half–year period).

7 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 89.9% of Net Assets

Non-Convertible Bonds — 85.6%
	ABS Car Loan — 4.8%
$675,000	American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.340%, 11/15/2027(a)	$657,490
125,000	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029(a)	126,191
500,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class D, 7.650%, 9/12/2030(a)	517,765
685,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027(a)	646,485
630,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.250%, 2/20/2027(a)	609,221
145,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-1A, Class C, 2.130%, 8/20/2027(a)	133,053
125,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class C, 7.340%, 2/20/2030(a)	130,754
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.480%, 6/20/2030(a)	101,324
985,000	Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class D, 7.840%, 8/15/2029	1,035,490
100,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	93,030
200,000	CarMax Auto Owner Trust, Series 2023-4, Class D, 7.160%, 4/15/2030	205,741
100,000	CarMax Auto Owner Trust, Series 2024-1, Class D, 6.000%, 7/15/2030	100,461
96,367	Carvana Auto Receivables Trust, Series 2021-N3, Class C, 1.020%, 6/12/2028	90,496
515,000	Carvana Auto Receivables Trust, Series 2021-P3, Class C, 1.930%, 10/12/2027	464,433
200,000	Carvana Auto Receivables Trust, Series 2023-N1, Class D, 6.690%, 7/10/2029(a)	201,801
100,000	Carvana Auto Receivables Trust, Series 2023-N4, Class D, 7.220%, 2/11/2030(a)	103,200
900,000	Credit Acceptance Auto Loan Trust, Series 2021-2A, Class C, 1.640%, 6/17/2030(a)	888,803
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$335,000	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.630%, 9/16/2030(a)	$325,883
165,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	166,223
1,380,000	DT Auto Owner Trust, Series 2021-3A, Class D, 1.310%, 5/17/2027(a)	1,293,337
385,000	DT Auto Owner Trust, Series 2023-3A, Class D, 7.120%, 5/15/2029(a)	393,341
664,129	Exeter Automobile Receivables Trust, Series 2021-1A, Class D, 1.080%, 11/16/2026	647,648
1,000,000	Exeter Automobile Receivables Trust, Series 2021-3A, Class D, 1.550%, 6/15/2027	943,373
100,000	Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.560%, 7/17/2028	97,626
160,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class C, 6.320%, 5/15/2028	160,939
335,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.320%, 8/15/2029	338,760
160,000	Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.680%, 4/16/2029	162,114
680,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.130%, 2/15/2030	696,733
215,000	First Investors Auto Owner Trust, Series 2022-2A, Class D, 8.710%, 10/16/2028(a)	225,594
435,000	Flagship Credit Auto Trust, Series 2021-2, Class D, 1.590%, 6/15/2027(a)	398,379
200,000	Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.970%, 6/15/2028	204,693
335,000	Foursight Capital Automobile Receivables Trust, Series 2021-2, Class D, 1.920%, 9/15/2027(a)	320,629
1,782,557	GLS Auto Receivables Issuer Trust, Series 2021-1A, Class D, 1.680%, 1/15/2027(a)	1,736,024
725,000	GLS Auto Receivables Issuer Trust, Series 2021-2A, Class D, 1.420%, 4/15/2027(a)	692,644
675,000	GLS Auto Receivables Issuer Trust, Series 2021-3A, Class D, 1.480%, 7/15/2027(a)	639,948
255,000	GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D, 6.310%, 3/15/2029(a)	257,344
See accompanying notes to financial statements.
| 8

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$305,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.180%, 8/15/2029(a)	$314,867
200,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class D, 5.950%, 12/17/2029(a)	201,173
935,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026(a)	907,717
255,000	Hertz Vehicle Financing III LLC, Series 2023-1A, Class 1D, 9.130%, 6/25/2027(a)	258,754
605,000	Hertz Vehicle Financing LLC, Series 2022-2A, Class D, 5.160%, 6/26/2028(a)	555,479
455,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026(a)	446,168
22,447	JPMorgan Chase Bank N.A, Series 2021-1, Class D, 1.174%, 9/25/2028(a)	22,211
48,265	JPMorgan Chase Bank N.A, Series 2021-3, Class D, 1.009%, 2/26/2029(a)	46,799
135,000	LAD Auto Receivables Trust, Series 2023-4A, Class C, 6.760%, 3/15/2029(a)	138,176
75,000	LAD Auto Receivables Trust, Series 2023-4A, Class D, 7.370%, 4/15/2031(a)	76,705
100,000	LAD Auto Receivables Trust, Series 2024-1A, Class B, 5.330%, 2/15/2029(a)	99,181
100,000	LAD Auto Receivables Trust, Series 2024-1A, Class C, 5.640%, 6/15/2029(a)	99,261
635,000	Prestige Auto Receivables Trust, Series 2022-1A, Class D, 8.080%, 8/15/2028(a)	654,257
100,000	Prestige Auto Receivables Trust, Series 2023-2A, Class D, 7.710%, 8/15/2029(a)	103,120
45,058	Santander Bank Auto Credit-Linked Notes, Series 2021-1A, Class B, 1.833%, 12/15/2031(a)	44,411
100,000	VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.770%, 7/15/2030(a)	100,243
100,000	VStrong Auto Receivables Trust, Series 2024-A, Class D, 7.290%, 7/15/2030(a)	100,646
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$200,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.790%, 11/15/2028(a)	$203,623
640,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class D, 7.190%, 7/16/2029(a)	657,920
		20,837,681
	ABS Credit Card — 0.1%
380,000	Mission Lane Credit Card Master Trust, Series 2023-B, Class A, 7.690%, 11/15/2028(a)	385,519
	ABS Home Equity — 4.3%
581,825	510 Asset-Backed Trust, Series 2021-NPL1, Class A1, 2.240%, 6/25/2061(a)(b)	566,829
314,616	CIM Trust, Series 2021-NR2, Class A1, 5.568%, 7/25/2059(a)(b)	311,392
210,000	CoreVest American Finance Ltd., Series 2021-1, Class C, 2.800%, 4/15/2053(a)	173,433
300,000	CoreVest American Finance Ltd., Series 2021-2, Class C, 2.478%, 7/15/2054(a)	243,425
150,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054(a)	125,473
630,000	CoreVest American Finance Ltd., Series 2021-RTL1, Class A1, 2.239%, 3/28/2029(a)(b)	604,387
510,000	CoreVest American Finance Ltd., Series 2023-RTL1, Class A1, 7.553%, 12/28/2030(a)(b)	507,619
468,628	Credit Suisse Mortgage Trust, Series 2021-RPL1, Class A1, 4.037%, 9/27/2060(a)(b)	452,542
1,149,266	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 1.796%, 12/27/2060(a)(b)	1,114,300
208,557	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, REMICS, 30 day USD SOFR Average + 2.000%, 7.320%, 4/25/2042(a)(b)	211,254
675,000	FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.389%, 8/17/2038(a)	611,118
315,000	FirstKey Homes Trust, Series 2021-SFR2, Class E1, 2.258%, 9/17/2038(a)	283,052
205,000	FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358%, 9/17/2038(a)	184,056
300,000	FirstKey Homes Trust, Series 2022-SFR2, Class D, 4.500%, 7/17/2039(a)	284,228
See accompanying notes to financial statements.
9 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$242,961	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068(a)(b)	$229,070
85,108	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041(a)	69,090
797,995	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026(a)	715,882
413,419	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	369,584
1,215,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059(a)(b)	1,079,618
517,544	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.750%, 4/25/2061(a)(b)	501,549
115,000	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M2, 3.250%, 7/25/2059(a)(b)	99,267
298,082	NYMT Loan Trust, Series 2024-CP1, Class A1, 3.750%, 2/25/2068(a)(b)	272,380
705,000	Progress Residential Trust, Series 2021-SFR2, Class E1, 2.547%, 4/19/2038(a)	647,231
240,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026(a)	219,972
200,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026(a)	182,975
125,000	Progress Residential Trust, Series 2021-SFR4, Class E1, 2.409%, 5/17/2038(a)	114,014
100,000	Progress Residential Trust, Series 2021-SFR4, Class E2, 2.559%, 5/17/2038(a)	91,098
295,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038(a)	267,247
100,000	Progress Residential Trust, Series 2021-SFR5, Class E2, 2.359%, 7/17/2038(a)	90,218
380,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038(a)	343,350
200,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038(a)	180,540
340,000	Progress Residential Trust, Series 2021-SFR7, Class E1, 2.591%, 8/17/2040(a)	289,667
100,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040(a)	83,196
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$100,000	Progress Residential Trust, Series 2023-SFR2, Class B, 4.500%, 10/17/2028(a)	$95,414
252,749	PRPM LLC, Series 2021-2, Class A1, 5.115%, 3/25/2026(a)(b)	250,294
459,107	PRPM LLC, Series 2021-3, Class A1, 1.867%, 4/25/2026(a)(b)	451,148
153,062	PRPM LLC, Series 2021-4, Class A1, 1.867%, 4/25/2026(a)(b)	149,274
731,842	PRPM LLC, Series 2021-5, Class A1, 1.793%, 6/25/2026(a)(b)	715,595
896,684	PRPM LLC, Series 2022-5, Class A1, 6.900%, 9/27/2027(a)(b)	899,429
321,554	RCO VII Mortgage LLC, Series 2024-1, Class A1, 7.021%, 1/25/2029(a)(b)	319,900
308,317	Redwood Funding Trust, Series 2023-1, Class A, 7.500%, 7/25/2059(a)(b)	302,541
467,793	Toorak Mortgage Corp. Ltd., Series 2021-1, Class A1, 3.240%, 6/25/2024(a)(b)	462,847
130,000	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(b)	129,905
240,000	Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.000%, 4/25/2056(a)(b)	233,109
495,000	Towd Point Mortgage Trust, Series 2018-5, Class M1, 3.250%, 7/25/2058(a)(b)	407,708
551,364	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059(a)(b)	515,309
100,000	Towd Point Mortgage Trust, Series 2020-1, Class A2B, 3.250%, 1/25/2060(a)(b)	83,677
108,291	VCAT LLC, Series 2021-NPL1, Class A1, 5.289%, 12/26/2050(a)(b)	107,519
160,899	VOLT XCII LLC, Series 2021-NPL1, Class A1, 4.893%, 2/27/2051(a)(b)	156,900
477,416	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 4.893%, 2/27/2051(a)(b)	463,299
400,413	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 5.240%, 2/27/2051(a)(b)	391,248
261,623	VOLT XCVI LLC, Series 2021-NPL5, Class A1, 5.116%, 3/27/2051(a)(b)	255,963
664,522	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 5.240%, 4/25/2051(a)(b)	651,656
		18,561,791
	ABS Other — 4.1%
380,000	Affirm Asset Securitization Trust, Series 2023-B, Class A, 6.820%, 9/15/2028(a)	385,700
335,000	Affirm Asset Securitization Trust, Series 2024-A, Class B, 5.930%, 2/15/2029(a)	334,466
See accompanying notes to financial statements.
| 10

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$137,978	Aqua Finance Trust, Series 2019-A, Class C, 4.010%, 7/16/2040(a)	$125,145
160,000	Aqua Finance Trust, Series 2021-A, Class B, 2.400%, 7/17/2046(a)	131,996
400,000	BHG Securitization Trust, Series 2023-B, Class B, 7.450%, 12/17/2036(a)	413,851
195,000	BHG Securitization Trust, Series 2024-1CON, Class B, 6.490%, 4/17/2035(a)	195,984
100,000	BHG Securitization Trust, Series 2024-1CON, Class C, 6.860%, 4/17/2035(a)	100,545
78,014	Business Jet Securities LLC, Series 2021-1A, Class B, 2.918%, 4/15/2036(a)	71,559
656,837	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045(a)	594,516
208,094	Castlelake Aircraft Securitization Trust, Series 2018-1, Class B, 5.300%, 6/15/2043(a)	165,236
723,465	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046(a)	641,736
324,000	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	323,495
115,000	Foundation Finance Trust, Series 2023-2A, Class B, 6.970%, 6/15/2049(a)	118,789
28,224	FREED ABS Trust, Series 2021-2, Class C, 1.940%, 6/19/2028(a)	28,068
342,607	FREED ABS Trust, Series 2021-3FP, Class D, 2.370%, 11/20/2028(a)	335,333
1,500,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	1,513,527
90,000	HINNT LLC, Series 2024-A, Class A, 5.490%, 3/15/2043(a)	90,267
115,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.970%, 7/21/2031(a)	117,122
291,000	Jack in the Box Funding LLC, Series 2019-1A, Class A2II, 4.476%, 8/25/2049(a)	279,364
617,187	JOL Air Ltd., Series 2019-1, Class A, 3.967%, 4/15/2044(a)	569,450
868,801	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	775,058
66,440	Marlette Funding Trust, Series 2021-2A, Class C, 1.500%, 9/15/2031(a)	65,726
915,000	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.210%, 5/20/2036(a)	920,957
250,000	Merchants Fleet Funding LLC, Series 2023-1A, Class D, 8.200%, 5/20/2036(a)	251,045
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$49,826	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032(a)(b)	$44,843
80,000	MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.230%, 4/20/2054(a)	80,134
128,829	Mosaic Solar Loans LLC, Series 2024-1A, Class B, 6.250%, 9/20/2049(a)	127,110
84,257	OneMain Financial Issuance Trust, Series 2018-2A, Class A, 3.570%, 3/14/2033(a)	83,857
345,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036(a)	290,440
380,000	OneMain Financial Issuance Trust, Series 2022-S1, Class D, 5.200%, 5/14/2035(a)	361,497
100,000	SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.930%, 9/20/2030(a)	94,055
315,000	SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.500%, 8/20/2032(a)	319,190
400,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	404,082
155,010	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042(a)	142,999
77,151	Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class C, 3.120%, 5/20/2036(a)	76,237
51,857	Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class C, 3.000%, 8/20/2036(a)	50,997
45,571	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.790%, 11/20/2037(a)	43,104
76,227	Sierra Timeshare Receivables Funding LLC, Series 2023-2A, Class C, 7.300%, 4/20/2040(a)	77,426
246,522	Sierra Timeshare Receivables Funding LLC, Series 2023-3A, Class C, 7.120%, 9/20/2040(a)	249,411
1,171,761	Slam Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046(a)	1,026,458
100,000	SoFi Consumer Loan Program Trust, Series 2021-1, Class D, 2.040%, 9/25/2030(a)	94,972
597,649	Sunnova Helios X Issuer LLC, Series 2022-C, Class C, 6.000%, 11/22/2049(a)	519,031
762,667	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class A, 5.300%, 2/20/2051(a)	746,973
See accompanying notes to financial statements.
11 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$569,050	TIF Funding II LLC, Series 2021-1A, Class A, 1.650%, 2/20/2046(a)	$494,027
380,000	TIF Funding III LLC, Series 2024-1A, Class A, 5.480%, 5/22/2034(a)	382,261
230,000	Towd Point Mortgage Trust, Series 2017-1, Class M1, 3.750%, 10/25/2056(a)(b)	219,418
791,574	WAVE Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042(a)	699,539
1,101,636	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	942,540
1,021,372	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	1,069,757
600,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	599,755
		17,789,048
	ABS Student Loan — 0.7%
200,300	College Avenue Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051(a)	178,666
170,000	College Avenue Student Loans LLC, Series 2023-B, Class C, 7.580%, 6/25/2054(a)	173,612
63,668	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	58,765
188,485	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069(a)	165,270
100,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069(a)	74,715
170,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069(a)	111,828
385,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070(a)	249,229
265,000	Navient Student Loan Trust, Series 2023-BA, Class B, 7.230%, 3/15/2072(a)	279,095
75,794	SMB Private Education Loan Trust, Series 2016-C, Class A2A, 2.340%, 9/15/2034(a)	74,318
50,335	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037(a)	47,221
653,164	SMB Private Education Loan Trust, Series 2021-A, Class A2A2, 1 mo. USD SOFR + 0.844%, 6.170%, 1/15/2053(a)(b)	646,881
Principal Amount (‡)	Description	Value (†)

	ABS Student Loan — continued
$475,000	SMB Private Education Loan Trust, Series 2021-B, Class B, 2.650%, 7/17/2051(a)	$389,526
169,000	SMB Private Education Loan Trust, Series 2024-A, Class B, 5.880%, 3/15/2056(a)	169,030
266,000	SMB Private Education Loan Trust, Series 2024-A, Class C, 6.220%, 3/15/2056(a)	266,421
		2,884,577
	ABS Whole Business — 0.5%
785,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	811,541
56,400	Domino's Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118%, 7/25/2047(a)	53,985
132,650	Domino's Pizza Master Issuer LLC, Series 2018-1A, Class A2II, 4.328%, 7/25/2048(a)	127,866
249,375	FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%, 10/30/2053(a)	264,536
291,750	Hardee's Funding LLC, Series 2021-1A, Class A2, 2.865%, 6/20/2051(a)	247,842
160,000	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	160,904
325,550	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	294,819
49,000	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051(a)	45,744
126,554	Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/2048(a)	119,574
		2,126,811
	Aerospace & Defense — 1.4%
200,000	BAE Systems PLC, 5.250%, 3/26/2031(a)	200,966
1,690,000	BAE Systems PLC, 5.300%, 3/26/2034(a)	1,698,061
639,000	Boeing Co., 3.625%, 2/01/2031	562,381
651,000	Boeing Co., 5.705%, 5/01/2040	623,099
1,005,000	Boeing Co., 5.805%, 5/01/2050	950,859
395,000	L3Harris Technologies, Inc., 5.350%, 6/01/2034	395,004
155,000	RTX Corp., 2.375%, 3/15/2032	127,692
1,225,000	RTX Corp., 5.150%, 2/27/2033	1,227,330
435,000	TransDigm, Inc., 6.750%, 8/15/2028(a)	440,741
		6,226,133
	Airlines — 0.7%
286,517	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	275,571
See accompanying notes to financial statements.
| 12

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Airlines — continued
$825,956	American Airlines Pass-Through Trust, Series 2017-1, Class B, 4.950%, 8/15/2026	$814,121
958,072	U.S. Airways Pass-Through Trust, Series 2012-2, Class A, 4.625%, 12/03/2026	942,195
1,075,000	United Airlines Pass-Through Trust, Series 2023-1, Class A, 5.800%, 7/15/2037	1,090,480
		3,122,367
	Automotive — 0.7%
130,000	General Motors Financial Co., Inc., 3.100%, 1/12/2032	110,110
2,270,000	General Motors Financial Co., Inc., 3.600%, 6/21/2030	2,049,139
285,000	General Motors Financial Co., Inc., 6.400%, 1/09/2033	298,660
285,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	295,736
300,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	316,140
		3,069,785
	Banking — 4.0%
205,000	AIB Group PLC, (fixed rate to 9/13/2028, variable rate thereafter), 6.608%, 9/13/2029(a)	213,705
525,000	Ally Financial, Inc., Series B, (fixed rate to 5/15/2026, variable rate thereafter), 4.700%(c)	450,101
1,510,000	Bank of America Corp., 6.110%, 1/29/2037	1,603,763
762,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	609,473
1,125,000	Barclays PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.375%(c)	922,262
980,000	Barclays PLC, (fixed rate to 5/09/2033, variable rate thereafter), 6.224%, 5/09/2034	1,010,770
580,000	CaixaBank SA, (fixed rate to 9/13/2033, variable rate thereafter), 6.840%, 9/13/2034(a)	619,637
685,000	Credit Agricole SA, 3.250%, 1/14/2030(a)	607,554
495,000	Credit Agricole SA, (fixed rate to 1/10/2028, variable rate thereafter), 4.000%, 1/10/2033	460,934
2,070,000	Credit Agricole SA, (fixed rate to 1/10/2034, variable rate thereafter), 6.251%, 1/10/2035(a)	2,104,001
370,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	305,623
Principal Amount (‡)	Description	Value (†)

	Banking — continued
$1,202,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	$1,012,368
235,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	220,474
300,000	ING Groep NV, (fixed rate to 9/11/2033, variable rate thereafter), 6.114%, 9/11/2034	311,473
355,000	Intesa Sanpaolo SpA, 6.625%, 6/20/2033(a)	368,354
645,000	Intesa Sanpaolo SpA, 7.200%, 11/28/2033(a)	697,180
290,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2031, variable rate thereafter), 4.198%, 6/01/2032(a)	242,368
1,465,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	1,467,982
1,320,000	Societe Generale SA, (fixed rate to 1/19/2034, variable rate thereafter), 6.066%, 1/19/2035(a)	1,327,860
360,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	436,805
900,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	904,554
1,000,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(a)	1,053,630
200,000	UniCredit SpA, (fixed rate to 6/03/2026, variable rate thereafter), 1.982%, 6/03/2027(a)	184,593
405,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032(a)	395,592
		17,531,056
	Brokerage — 0.4%
1,670,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	1,728,331
	Building Materials — 1.2%
4,500,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	3,987,041
1,195,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(c)	1,154,899
213,000	Masco Corp., 6.500%, 8/15/2032	227,289
		5,369,229
	Cable Satellite — 3.7%
375,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031(a)	305,228
3,385,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(a)	2,555,181
See accompanying notes to financial statements.
13 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Cable Satellite — continued
$50,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.300%, 2/01/2032	$38,575
1,780,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.800%, 4/01/2031	1,458,482
180,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.700%, 4/01/2051	111,321
2,625,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	1,583,701
230,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 4/01/2033	203,830
1,295,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	880,203
200,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	141,593
2,710,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	1,376,176
1,750,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	1,505,215
1,020,000	DISH DBS Corp., 5.125%, 6/01/2029	425,430
2,215,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	1,744,110
2,710,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	1,862,461
270,000	DISH DBS Corp., 7.750%, 7/01/2026	180,778
375,000	Time Warner Cable LLC, 4.500%, 9/15/2042	277,427
1,500,000	Time Warner Cable LLC, 6.550%, 5/01/2037	1,417,901
		16,067,612
	Chemicals — 0.8%
775,000	Ashland, Inc., 3.375%, 9/01/2031(a)	655,723
200,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030(a)	171,975
705,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050(a)	543,924
360,000	Celanese U.S. Holdings LLC, 6.330%, 7/15/2029	373,302
230,000	Celanese U.S. Holdings LLC, 6.379%, 7/15/2032	238,605
320,000	Celanese U.S. Holdings LLC, 6.550%, 11/15/2030	336,582
1,245,000	Celanese U.S. Holdings LLC, 6.700%, 11/15/2033	1,327,451
		3,647,562
Principal Amount (‡)	Description	Value (†)

	Construction Machinery — 1.0%
$200,000	Ashtead Capital, Inc., 5.500%, 8/11/2032(a)	$195,531
275,000	Ashtead Capital, Inc., 5.550%, 5/30/2033(a)	270,430
200,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	199,797
1,755,000	Ashtead Capital, Inc., 5.950%, 10/15/2033(a)	1,774,602
645,000	John Deere Capital Corp., MTN, 1.250%, 1/10/2025	625,277
1,100,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	1,101,367
		4,167,004
	Consumer Cyclical Services — 1.7%
700,000	Expedia Group, Inc., 2.950%, 3/15/2031	610,866
735,000	Expedia Group, Inc., 3.250%, 2/15/2030	661,631
1,010,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029(a)	910,918
3,385,000	Uber Technologies, Inc., 4.500%, 8/15/2029(a)	3,211,748
1,420,000	Uber Technologies, Inc., 6.250%, 1/15/2028(a)	1,425,808
390,000	Uber Technologies, Inc., 7.500%, 9/15/2027(a)	399,363
		7,220,334
	Diversified Manufacturing — 0.3%
120,000	Ingersoll Rand, Inc., 5.700%, 8/14/2033	123,101
185,000	Nordson Corp., 5.800%, 9/15/2033	193,112
1,135,000	Veralto Corp., 5.450%, 9/18/2033(a)	1,149,040
		1,465,253
	Electric — 0.5%
1,092,007	Alta Wind Holdings LLC, 7.000%, 6/30/2035(a)	1,111,323
100,000	Enel Finance International NV, 6.800%, 9/15/2037(a)	108,423
880,000	Southern Co., 5.700%, 3/15/2034	907,583
		2,127,329
	Finance Companies — 5.3%
1,845,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	1,582,376
345,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	290,614
190,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.750%, 6/06/2028	192,536
See accompanying notes to financial statements.
| 14

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Finance Companies — continued
$575,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.150%, 9/30/2030	$596,801
300,000	AGFC Capital Trust I, 3 mo. USD SOFR + 2.012%, 7.326%, 1/15/2067(a)(b)	164,610
985,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(c)	930,034
245,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	245,096
740,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	754,844
460,000	Aircastle Ltd., Series A, (fixed rate to 6/15/2026, variable rate thereafter), 5.250%(a)(c)	438,161
2,290,000	Ares Capital Corp., 3.200%, 11/15/2031	1,909,906
590,000	Aviation Capital Group LLC, 6.250%, 4/15/2028(a)	603,281
955,000	Aviation Capital Group LLC, 6.375%, 7/15/2030(a)	983,108
810,000	Aviation Capital Group LLC, 6.750%, 10/25/2028(a)	844,491
490,000	Barings BDC, Inc., 3.300%, 11/23/2026	447,964
80,000	Blue Owl Capital Corp., 2.625%, 1/15/2027	73,069
625,000	Blue Owl Capital Corp., 2.875%, 6/11/2028	552,501
1,490,000	Blue Owl Capital Corp., 4.250%, 1/15/2026	1,445,253
955,000	GATX Corp., 5.450%, 9/15/2033	949,852
65,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(a)	66,028
135,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(a)	137,407
445,000	Nationstar Mortgage Holdings, Inc., 5.000%, 2/01/2026(a)	435,479
405,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028(a)	387,618
775,000	Navient Corp., Series A, MTN, 5.625%, 8/01/2033	641,587
70,000	OneMain Finance Corp., 3.500%, 1/15/2027	64,981
85,000	OneMain Finance Corp., 3.875%, 9/15/2028	75,827
225,000	OneMain Finance Corp., 4.000%, 9/15/2030	192,565
295,000	OneMain Finance Corp., 5.375%, 11/15/2029	277,363
2,135,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026(a)	1,972,575
1,345,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	1,209,889
3,345,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	2,914,162
Principal Amount (‡)	Description	Value (†)

	Finance Companies — continued
$1,080,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	$914,858
655,000	SMBC Aviation Capital Finance DAC, 5.450%, 5/03/2028(a)	656,848
		22,951,684
	Financial Other — 0.6%
630,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025	87,589
205,000	Central China Real Estate Ltd., 7.250%, 7/16/2024(d)	7,513
200,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(d)	7,174
190,000	Central China Real Estate Ltd., 7.250%, 4/28/2025(d)	6,175
200,000	Central China Real Estate Ltd., 7.500%, 7/14/2025(d)	7,976
200,000	CIFI Holdings Group Co. Ltd., 6.000%, 7/16/2025(d)	16,450
200,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024(d)	16,452
600,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031(d)	40,002
2,510,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	2,140,008
10,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.750%, 9/15/2024	9,954
40,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	36,150
15,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.375%, 12/15/2025	14,878
1,285,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(d)	39,552
200,000	Kaisa Group Holdings Ltd., 9.950%, 7/23/2025(d)	4,958
200,000	Kaisa Group Holdings Ltd., 10.500%, 1/15/2025(d)	4,000
1,810,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(d)	36,200
400,000	Logan Group Co. Ltd., 4.250%, 7/12/2025(d)	39,328
400,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(d)	38,000
405,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(d)	14,560
425,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(d)	15,177
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(d)	6,994
95,664	Sunac China Holdings Ltd., 6.000% PIK or 5.000% Cash, 9/30/2026(a)(e)	11,176
95,664	Sunac China Holdings Ltd., 6.250% PIK or 5.250% Cash, 9/30/2027(a)(e)	9,672
191,329	Sunac China Holdings Ltd., 6.500% PIK or 5.500% Cash, 9/30/2027(a)(e)	17,376
See accompanying notes to financial statements.
15 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$286,993	Sunac China Holdings Ltd., 6.750% PIK or 5.750% Cash, 9/30/2028(a)(e)	$23,163
286,993	Sunac China Holdings Ltd., 7.000% PIK or 6.000% Cash, 9/30/2029(a)(e)	20,457
134,816	Sunac China Holdings Ltd., 7.250% PIK or 6.250% Cash, 9/30/2030(a)(e)	8,330
200,000	Times China Holdings Ltd., 5.750%, 1/14/2027(d)	5,776
400,000	Times China Holdings Ltd., 6.200%, 3/22/2026(d)	10,500
400,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(d)	20,300
370,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(d)	17,827
225,000	Yuzhou Group Holdings Co. Ltd., 8.300%, 5/27/2025(d)	9,563
		2,743,230
	Food & Beverage — 0.6%
995,000	Bacardi Ltd./Bacardi-Martini BV, 5.400%, 6/15/2033(a)	986,627
350,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.000%, 2/02/2029	309,907
1,230,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	1,042,450
280,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	252,404
		2,591,388
	Gaming — 0.7%
725,000	Genm Capital Labuan Ltd., 3.882%, 4/19/2031(a)	634,899
385,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	324,104
1,890,000	Light & Wonder International, Inc., 7.000%, 5/15/2028(a)	1,903,925
30,000	Light & Wonder International, Inc., 7.250%, 11/15/2029(a)	30,797
215,000	Light & Wonder International, Inc., 7.500%, 9/01/2031(a)	223,579
		3,117,304
	Government Owned - No Guarantee — 0.5%
730,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	666,117
805,000	Antares Holdings LP, 7.950%, 8/11/2028(a)	836,530
550,000	Ecopetrol SA, 8.375%, 1/19/2036	555,180
200,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 8/05/2029(d)	15,138
400,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 1/14/2030(d)	30,320
		2,103,285
	Health Insurance — 1.1%
25,000	Centene Corp., 2.450%, 7/15/2028	22,168
Principal Amount (‡)	Description	Value (†)

	Health Insurance — continued
$1,770,000	Centene Corp., 2.500%, 3/01/2031	$1,455,865
490,000	Centene Corp., 2.625%, 8/01/2031	402,229
310,000	Centene Corp., 3.000%, 10/15/2030	265,793
365,000	Centene Corp., 3.375%, 2/15/2030	323,000
1,235,000	Centene Corp., 4.625%, 12/15/2029	1,172,483
660,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	574,679
460,000	Molina Healthcare, Inc., 4.375%, 6/15/2028(a)	432,413
		4,648,630
	Healthcare — 1.0%
15,000	Bausch & Lomb Corp., 8.375%, 10/01/2028(a)	15,520
1,865,000	HCA, Inc., 5.500%, 6/01/2033	1,871,713
770,000	HCA, Inc., 5.600%, 4/01/2034	775,330
375,000	Hologic, Inc., 3.250%, 2/15/2029(a)	336,072
575,000	Medline Borrower LP/Medline Co-Issuer, Inc., 6.250%, 4/01/2029(a)	577,575
670,000	Solventum Corp., 5.900%, 4/30/2054(a)	668,350
		4,244,560
	Home Construction — 0.2%
1,010,000	PulteGroup, Inc., 6.375%, 5/15/2033	1,072,012
	Independent Energy — 3.3%
1,385,000	Aker BP ASA, 3.750%, 1/15/2030(a)	1,265,615
185,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	198,649
1,070,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	872,042
4,040,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	4,015,936
740,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	674,874
965,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031	845,340
840,000	EQT Corp., 3.625%, 5/15/2031(a)	739,292
45,000	EQT Corp., 5.000%, 1/15/2029	44,082
655,000	EQT Corp., 7.000%, 2/01/2030	695,902
330,000	Leviathan Bond Ltd., 6.500%, 6/30/2027	318,905
360,000	Leviathan Bond Ltd., 6.750%, 6/30/2030	333,098
175,000	Matador Resources Co., 6.875%, 4/15/2028(a)	179,038
45,000	Occidental Petroleum Corp., 6.125%, 1/01/2031	46,603
65,000	Occidental Petroleum Corp., 7.875%, 9/15/2031	73,682
975,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	1,132,638
1,040,000	Ovintiv, Inc., 6.500%, 8/15/2034	1,103,221
65,000	Ovintiv, Inc., 6.500%, 2/01/2038	67,716
310,000	Ovintiv, Inc., 6.625%, 8/15/2037	323,611
40,000	Ovintiv, Inc., 7.200%, 11/01/2031	43,363
See accompanying notes to financial statements.
| 16

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Independent Energy — continued
$125,000	Ovintiv, Inc., 7.375%, 11/01/2031	$136,963
130,000	Southwestern Energy Co., 4.750%, 2/01/2032	119,673
705,000	Var Energi ASA, 8.000%, 11/15/2032(a)	789,149
300,000	Viper Energy, Inc., 7.375%, 11/01/2031(a)	311,873
		14,331,265
	Industrial Other — 0.1%
395,000	TopBuild Corp., 4.125%, 2/15/2032(a)	349,651
	Leisure — 1.3%
130,000	Carnival Corp., 4.000%, 8/01/2028(a)	121,094
620,000	Carnival Corp., 5.750%, 3/01/2027(a)	613,636
395,000	Carnival Corp., 6.000%, 5/01/2029(a)	389,750
150,000	Carnival Corp., 7.000%, 8/15/2029(a)	156,448
770,000	NCL Corp. Ltd., 5.875%, 3/15/2026(a)	760,106
485,000	NCL Corp. Ltd., 5.875%, 2/15/2027(a)	478,443
750,000	NCL Corp. Ltd., 8.125%, 1/15/2029(a)	793,639
280,000	NCL Finance Ltd., 6.125%, 3/15/2028(a)	276,505
140,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026(a)	135,106
1,705,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	1,685,229
410,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(a)	413,263
		5,823,219
	Life Insurance — 1.7%
434,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	344,153
1,745,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	1,751,360
2,270,000	MetLife, Inc., 9.250%, 4/08/2068(a)	2,660,599
1,115,000	MetLife, Inc., 10.750%, 8/01/2069	1,511,939
1,165,000	Penn Mutual Life Insurance Co., 6.650%, 6/15/2034(a)	1,210,354
		7,478,405
	Local Authorities — 0.3%
2,320,000	New South Wales Treasury Corp., 3.000%, 3/20/2028, (AUD)	1,460,680
	Lodging — 0.8%
200,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 4.875%, 7/01/2031(a)	179,067
685,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 5.000%, 6/01/2029(a)	638,832
520,000	Marriott International, Inc., 5.300%, 5/15/2034	514,316
Principal Amount (‡)	Description	Value (†)

	Lodging — continued
$530,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	$484,819
620,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	570,111
815,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	744,143
110,000	Travel & Leisure Co., 6.000%, 4/01/2027	109,947
55,000	Travel & Leisure Co., 6.625%, 7/31/2026(a)	55,385
		3,296,620
	Media Entertainment — 1.3%
460,000	iHeartCommunications, Inc., 4.750%, 1/15/2028(a)	323,106
550,000	iHeartCommunications, Inc., 5.250%, 8/15/2027(a)	400,288
1,510,000	Netflix, Inc., 4.875%, 6/15/2030(a)	1,499,436
200,000	Netflix, Inc., 5.375%, 11/15/2029(a)	204,097
915,000	Netflix, Inc., 5.875%, 11/15/2028	951,168
1,185,000	Netflix, Inc., 6.375%, 5/15/2029	1,262,086
125,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 7.375%, 2/15/2031(a)	130,928
1,235,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	1,103,150
		5,874,259
	Metals & Mining — 3.9%
1,910,000	Anglo American Capital PLC, 2.875%, 3/17/2031(a)	1,625,136
940,000	Anglo American Capital PLC, 5.500%, 5/02/2033(a)	934,636
1,430,000	ArcelorMittal SA, 6.800%, 11/29/2032	1,529,282
2,680,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027(a)	2,569,490
430,000	FMG Resources August 2006 Pty. Ltd., 4.375%, 4/01/2031(a)	384,190
5,000	Freeport-McMoRan, Inc., 4.250%, 3/01/2030	4,739
325,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	275,922
2,905,000	Glencore Funding LLC, 2.850%, 4/27/2031(a)	2,482,195
1,205,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	1,224,502
1,190,000	Glencore Funding LLC, 6.125%, 10/06/2028(a)	1,229,710
1,425,000	Glencore Funding LLC, 6.375%, 10/06/2030(a)	1,503,798
3,165,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	3,385,426
		17,149,026
	Midstream — 2.6%
455,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	387,585
See accompanying notes to financial statements.
17 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Midstream — continued
$1,040,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	$945,266
645,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033	659,431
530,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	456,476
10,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	9,971
575,000	DCP Midstream Operating LP, 6.450%, 11/03/2036(a)	602,024
1,040,000	Energy Transfer LP, 5.000%, 5/15/2044	917,790
435,000	Energy Transfer LP, 6.550%, 12/01/2033	466,969
95,000	EnLink Midstream LLC, 6.500%, 9/01/2030(a)	97,706
550,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(a)	505,399
285,000	Hess Midstream Operations LP, 5.625%, 2/15/2026(a)	282,722
95,000	NGPL PipeCo LLC, 7.768%, 12/15/2037(a)	105,847
460,000	Targa Resources Corp., 6.125%, 3/15/2033	479,905
395,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	355,413
100,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	95,729
105,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	104,483
1,575,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	1,400,489
365,000	Venture Global Calcasieu Pass LLC, 6.250%, 1/15/2030(a)	367,213
170,000	Western Midstream Operating LP, 4.050%, 2/01/2030	158,614
230,000	Western Midstream Operating LP, 5.250%, 2/01/2050	205,741
405,000	Western Midstream Operating LP, 5.300%, 3/01/2048	355,329
80,000	Western Midstream Operating LP, 5.450%, 4/01/2044	73,529
55,000	Western Midstream Operating LP, 5.500%, 8/15/2048	48,640
100,000	Western Midstream Operating LP, 6.150%, 4/01/2033	102,532
2,145,000	Williams Cos., Inc., 5.150%, 3/15/2034	2,125,666
		11,310,469
	Natural Gas — 0.1%
245,000	Southern Co. Gas Capital Corp., 5.750%, 9/15/2033	253,614
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — 1.5%
$710,000	BANK, Series 2021-BN35, Class AS, 2.457%, 6/15/2064	$582,919
142,756	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030(a)	132,492
740,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 12.196%, 12/15/2038(a)(b)	636,284
570,000	BPR Trust, Series 2022-STAR, Class A, 1 mo. USD SOFR + 3.232%, 8.557%, 8/15/2039(a)(b)	571,405
82,961	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	77,104
116,594	Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.934%, 12/10/2044(b)	106,273
185,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	150,037
100,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037(a)	72,584
200,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037(a)	128,206
545,000	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.141%, 9/12/2040(a)(b)	561,148
237,706	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD SOFR + 2.364%, 7.690%, 7/15/2038(a)(b)	237,409
295,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033(a)(b)	238,505
315,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class B, 3.550%, 3/05/2033(a)(b)	230,317
751,981	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.772%, 12/15/2047(a)(b)	690,377
100,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 3.772%, 12/15/2047(a)(b)	86,204
149,284	Med Trust, Series 2021-MDLN, Class B, 1 mo. USD SOFR + 1.564%, 6.890%, 11/15/2038(a)(b)	148,864
398,089	Med Trust, Series 2021-MDLN, Class C, 1 mo. USD SOFR + 1.914%, 7.240%, 11/15/2038(a)(b)	396,840
194,069	Med Trust, Series 2021-MDLN, Class D, 1 mo. USD SOFR + 2.114%, 7.440%, 11/15/2038(a)(b)	193,341
See accompanying notes to financial statements.
| 18

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$93,797	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	$83,566
201,457	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 3.949%, 7/15/2046(b)	185,433
275,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B, 3.671%, 11/15/2059(b)	234,974
420,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.189%, 8/15/2046(b)	361,344
390,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	319,982
		6,425,608
	Other REITs — 0.0%
270,000	EPR Properties, 3.600%, 11/15/2031	225,655
	Pharmaceuticals — 1.7%
1,410,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	769,442
620,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	603,286
610,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	727,146
520,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	648,989
340,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	317,863
2,255,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	1,554,603
1,160,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	1,122,967
695,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	667,882
645,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	692,349
460,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	504,528
		7,609,055
	Property & Casualty Insurance — 0.3%
250,000	Arthur J Gallagher & Co., 5.450%, 7/15/2034	251,653
1,630,000	MBIA Insurance Corp., 3 mo. USD SOFR + 11.522%, 16.836%, 1/15/2033(a)(f)	44,352
1,135,000	Stewart Information Services Corp., 3.600%, 11/15/2031	926,073
		1,222,078
Principal Amount (‡)	Description	Value (†)

	Retailers — 0.6%
$300,000	Asbury Automotive Group, Inc., 4.625%, 11/15/2029(a)	$276,848
1,025,000	Dillard's, Inc., 7.750%, 7/15/2026	1,065,221
1,420,000	Lithia Motors, Inc., 3.875%, 6/01/2029(a)	1,281,152
125,000	Lithia Motors, Inc., 4.375%, 1/15/2031(a)	111,966
		2,735,187
	Sovereigns — 3.3%
1,080,000	Chile Government International Bonds, 3.500%, 1/31/2034	944,962
1,060,000	Chile Government International Bonds, 3.500%, 1/25/2050	771,600
680,000	Colombia Government International Bonds, 7.500%, 2/02/2034	694,553
400,000	Colombia Government International Bonds, 8.000%, 11/14/2035	419,930
600,000	Dominican Republic International Bonds, 4.875%, 9/23/2032	537,166
300,000	Mexico Government International Bonds, 6.000%, 5/07/2036	300,617
810,000	Paraguay Government International Bonds, 6.000%, 2/09/2036(a)	820,927
200,000	Paraguay Government International Bonds, 6.100%, 8/11/2044(a)	193,793
895,000	Philippines Government International Bonds, 2.650%, 12/10/2045	593,069
735,000	Philippines Government International Bonds, 2.950%, 5/05/2045	511,745
1,000,000	Qatar Government International Bonds, 5.103%, 4/23/2048	971,302
1,355,000	Republic of Poland Government International Bonds, 5.500%, 4/04/2053	1,349,008
2,245,000	Republic of Poland Government International Bonds, 5.500%, 3/18/2054	2,228,858
335,000	Republic of Uzbekistan International Bonds, 7.850%, 10/12/2028(a)	350,095
1,458,000	Romania Government International Bonds, 6.375%, 1/30/2034(a)	1,477,479
726,000	Romania Government International Bonds, 7.125%, 1/17/2033	775,721
1,510,000	Turkiye Government International Bonds, 5.875%, 5/21/2030, (EUR)	1,626,871
		14,567,696
	Technology — 6.1%
855,000	Avnet, Inc., 5.500%, 6/01/2032	827,039
395,000	Block, Inc., 3.500%, 6/01/2031	343,786
400,000	Boost Newco Borrower LLC, 7.500%, 1/15/2031(a)	418,725
410,000	Broadcom, Inc., 2.450%, 2/15/2031(a)	345,638
920,000	Broadcom, Inc., 2.600%, 2/15/2033(a)	747,188
915,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	739,230
See accompanying notes to financial statements.
19 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$680,000	Broadcom, Inc., 3.419%, 4/15/2033(a)	$589,492
1,030,000	Broadcom, Inc., 3.469%, 4/15/2034(a)	882,616
715,000	Broadcom, Inc., 4.150%, 11/15/2030	676,094
330,000	Broadcom, Inc., 4.150%, 4/15/2032(a)	306,154
2,120,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	1,863,764
850,000	CommScope, Inc., 4.750%, 9/01/2029(a)	614,023
1,295,000	Entegris, Inc., 4.750%, 4/15/2029(a)	1,241,071
410,000	Gartner, Inc., 3.625%, 6/15/2029(a)	371,207
90,000	Gartner, Inc., 3.750%, 10/01/2030(a)	80,563
435,000	Global Payments, Inc., 2.900%, 5/15/2030	377,757
530,000	Global Payments, Inc., 2.900%, 11/15/2031	444,775
255,000	Global Payments, Inc., 5.300%, 8/15/2029	253,784
545,000	Global Payments, Inc., 5.400%, 8/15/2032	540,507
1,215,000	Iron Mountain, Inc., 4.875%, 9/15/2029(a)	1,139,900
275,000	Leidos, Inc., 2.300%, 2/15/2031	227,306
115,000	Leidos, Inc., 4.375%, 5/15/2030	108,968
1,080,000	Leidos, Inc., 5.750%, 3/15/2033	1,107,170
235,000	Marvell Technology, Inc., 5.950%, 9/15/2033	243,533
1,320,000	Micron Technology, Inc., 5.875%, 2/09/2033	1,365,941
3,560,000	Micron Technology, Inc., 5.875%, 9/15/2033	3,690,903
335,000	Micron Technology, Inc., 6.750%, 11/01/2029	359,576
1,195,000	Motorola Solutions, Inc., 5.400%, 4/15/2034	1,192,639
290,000	MSCI, Inc., 3.250%, 8/15/2033(a)	238,911
315,000	Open Text Corp., 6.900%, 12/01/2027(a)	325,707
615,000	Sensata Technologies BV, 4.000%, 4/15/2029(a)	561,549
200,000	Sensata Technologies BV, 5.875%, 9/01/2030(a)	195,670
70,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	60,550
205,000	SK Hynix, Inc., 6.375%, 1/17/2028(a)	210,937
995,000	Trimble, Inc., 6.100%, 3/15/2033	1,039,463
685,000	UKG, Inc., 6.875%, 2/01/2031(a)	697,828
1,220,000	VMware LLC, 2.200%, 8/15/2031	992,818
490,000	Western Digital Corp., 2.850%, 2/01/2029	426,321
810,000	Western Digital Corp., 4.750%, 2/15/2026	791,276
		26,640,379
	Transportation Services — 0.1%
340,000	Rand Parent LLC, 8.500%, 2/15/2030(a)	336,399
Principal Amount (‡)	Description	Value (†)

	Treasuries — 13.8%
1,245,000	Australia Government Bonds, Series 152, 2.750%, 11/21/2028, (AUD)	$781,564
15,575(g )	Brazil Notas do Tesouro Nacional, Series NTNF, 10.000%, 1/01/2029, (BRL)	3,033,965
16,889,000,000	Indonesia Treasury Bonds, Series 101, 6.875%, 4/15/2029, (IDR)	1,075,559
403,868(h )	Mexico Bonos, Series M, 7.500%, 5/26/2033, (MXN)	2,162,223
4,005,000	New Zealand Government Bonds, Series 433, 3.500%, 4/14/2033, (NZD)	2,208,376
23,935,000	Norway Government Bonds, Series 477, 1.750%, 3/13/2025, (NOK)	2,153,203
47,450,000	Republic of South Africa Government Bonds, Series 2035, 8.875%, 2/28/2035, (ZAR)	1,997,209
11,885,000	U.S. Treasury Bonds, 1.875%, 11/15/2051	7,118,465
13,215,000	U.S. Treasury Bonds, 3.250%, 5/15/2042(i)	11,233,266
13,960,000	U.S. Treasury Notes, 4.500%, 3/31/2026	13,925,100
14,640,000	U.S. Treasury Notes, 4.625%, 6/30/2025	14,586,816
		60,275,746
	Wireless — 1.9%
1,165,000	American Tower Corp., 5.900%, 11/15/2033	1,206,340
935,000	SBA Communications Corp., 3.125%, 2/01/2029	825,143
600,000	SoftBank Group Corp., 4.625%, 7/06/2028	557,796
1,305,000	Sprint Capital Corp., 8.750%, 3/15/2032	1,582,380
150,000	T-Mobile USA, Inc., 2.400%, 3/15/2029	132,917
265,000	T-Mobile USA, Inc., 2.700%, 3/15/2032	222,848
715,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	645,700
2,965,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	2,777,560
500,000	T-Mobile USA, Inc., 5.750%, 1/15/2034	520,689
		8,471,373
	Total Non-Convertible Bonds (Identified Cost $399,250,079)	373,635,899

Convertible Bonds — 3.6%
	Airlines — 0.3%
1,230,000	Southwest Airlines Co., 1.250%, 5/01/2025	1,244,760
See accompanying notes to financial statements.
| 20

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Cable Satellite — 0.6%
$4,105,000	DISH Network Corp., 3.375%, 8/15/2026	$2,555,362
90,000	DISH Network Corp., Zero Coupon, 6.944%–33.164%, 12/15/2025(j)	65,700
		2,621,062
	Consumer Cyclical Services — 0.1%
120,000	Booking Holdings, Inc., 0.750%, 5/01/2025	231,600
200,000	Uber Technologies, Inc., Zero Coupon, 4.926%–5.582%, 12/15/2025(j)	224,500
145,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028(a)	179,365
		635,465
	Electric — 0.3%
215,000	Evergy, Inc., 4.500%, 12/15/2027(a)	218,548
150,000	NRG Energy, Inc., 2.750%, 6/01/2048	248,175
1,005,000	PPL Capital Funding, Inc., 2.875%, 3/15/2028	961,785
		1,428,508
	Financial Other — 0.0%
118,844	Sunac China Holdings Ltd., 1.000% PIK or 0.000% Cash, 9/30/2032(a)(k)	7,131
	Healthcare — 0.4%
1,950,000	Teladoc Health, Inc., 1.250%, 6/01/2027	1,642,875
	Leisure — 0.3%
565,000	Carnival Corp., 5.750%, 12/01/2027	850,325
160,000	NCL Corp. Ltd., 1.125%, 2/15/2027	151,224
85,000	Royal Caribbean Cruises Ltd., 6.000%, 8/15/2025	241,570
		1,243,119
	Media Entertainment — 0.1%
540,000	Spotify USA, Inc., Zero Coupon, 5.189%–5.873%, 3/15/2026(j)	495,720
	Pharmaceuticals — 0.7%
820,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	805,158
2,205,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	2,174,791
		2,979,949
	Retailers — 0.2%
320,000	Etsy, Inc., 0.125%, 9/01/2027	267,808
760,000	Etsy, Inc., 0.250%, 6/15/2028	598,500
		866,308
	Technology — 0.6%
130,000	Datadog, Inc., 0.125%, 6/15/2025	183,170
145,000	Nutanix, Inc., 0.250%, 10/01/2027	177,625
215,000	ON Semiconductor Corp., 0.500%, 3/01/2029	211,560
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$65,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	$185,510
135,000	Shift4 Payments, Inc., 0.500%, 8/01/2027	125,213
90,000	Shift4 Payments, Inc., Zero Coupon, 0.000%, 12/15/2025(l)	96,300
465,000	Splunk, Inc., 1.125%, 6/15/2027	463,744
910,000	Unity Software, Inc., Zero Coupon, 7.084%–8.213%, 11/15/2026(j)	771,225
125,000	Zscaler, Inc., 0.125%, 7/01/2025	170,306
		2,384,653
	Total Convertible Bonds (Identified Cost $18,090,194)	15,549,550

Municipals — 0.7%
	Virginia — 0.7%
3,340,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $3,323,930)	2,878,916
	Total Bonds and Notes (Identified Cost $420,664,203)	392,064,365

Collateralized Loan Obligations — 3.3%
555,000	522 Funding CLO Ltd., Series 2021-7A, Class D, 3 mo. USD SOFR + 3.162%, 8.477%, 4/23/2034(a)(b)	544,226
1,005,000	AIMCO CLO, Series 2017-AA, Class DR, 3 mo. USD SOFR + 3.412%, 8.729%, 4/20/2034(a)(b)	1,000,110
605,000	AIMCO CLO 12 Ltd., Series 2020-12A, Class AR, 3 mo. USD SOFR + 1.170%, 6.487%, 1/17/2032(a)(b)	605,182
1,940,000	AIMCO CLO 14 Ltd., Series 2021-14A, Class D, 3 mo. USD SOFR + 3.162%, 8.479%, 4/20/2034(a)(b)	1,932,682
255,000	Atrium XV, Series 15A, Class D, 3 mo. USD SOFR + 3.262%, 8.577%, 1/23/2031(a)(b)	254,693
370,000	Carlyle U.S. CLO Ltd., Series 2018-4A, Class C, 3 mo. USD SOFR + 3.162%, 8.479%, 1/20/2031(a)(b)	370,071
305,000	CarVal CLO I Ltd., Series 2018-1A, Class D, 3 mo. USD SOFR + 3.152%, 8.466%, 7/16/2031(a)(b)	304,982
503,000	CIFC Funding Ltd., Series 2018-1A, Class D, 3 mo. USD SOFR + 2.912%, 8.210%, 4/18/2031(a)(b)	499,176
1,090,000	Clover CLO LLC, Series 2021-1A, Class D, 3 mo. USD SOFR + 3.212%, 8.529%, 4/22/2034(a)(b)	1,083,198
See accompanying notes to financial statements.
21 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

$340,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 3 mo. USD SOFR + 3.800%, 9.128%, 4/20/2037(a)(b)	$339,928
365,000	Invesco CLO Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.312%, 8.626%, 4/15/2034(a)(b)	364,973
500,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D, 3 mo. USD SOFR + 3.262%, 8.577%, 1/23/2031(a)(b)	500,128
1,930,000	Oaktree CLO Ltd., Series 2019-2A, Class BR, 3 mo. USD SOFR + 2.962%, 8.276%, 4/15/2031(a)(b)	1,930,486
255,000	OCP CLO Ltd., Series 2018-15A, Class C, 3 mo. USD SOFR + 3.212%, 8.529%, 7/20/2031(a)(b)	254,986
1,835,000	OZLM XXIII Ltd., Series 2019-23A, Class DR, 3 mo. USD SOFR + 4.012%, 9.326%, 4/15/2034(a)(b)	1,834,954
250,000	Recette CLO Ltd., Series 2015-1A, Class DRR, 3 mo. USD SOFR + 3.512%, 8.829%, 4/20/2034(a)(b)	246,423
731,243	Rockford Tower CLO Ltd., Series 2018-1A, Class A, 3 mo. USD SOFR + 1.362%, 6.681%, 5/20/2031(a)(b)	731,350
470,000	Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR3, 3 mo. USD SOFR + 1.422%, 6.738%, 4/17/2034(a)(b)	469,979
575,000	Sixth Street CLO XVIII Ltd., Series 2021-18A, Class D, 3 mo. USD SOFR + 3.162%, 8.479%, 4/20/2034(a)(b)	572,224
410,000	Verde CLO Ltd., Series 2019-1A, Class AR, 3 mo. USD SOFR + 1.362%, 6.676%, 4/15/2032(a)(b)	410,139
	Total Collateralized Loan Obligations (Identified Cost $14,234,697)	14,249,890

Shares
Common Stocks— 1.7%
	Aerospace & Defense — 0.1%
455	Lockheed Martin Corp.	206,966
	Air Freight & Logistics — 0.0%
960	United Parcel Service, Inc., Class B	142,685
	Banks — 0.1%
859	JPMorgan Chase & Co.	172,058
	Beverages — 0.0%
2,390	Coca-Cola Co.	146,220
Shares	Description	Value (†)
	Biotechnology — 0.2%
3,374	AbbVie, Inc.	$614,405
	Capital Markets — 0.0%
67	BlackRock, Inc.	55,858
566	Morgan Stanley	53,294
		109,152
	Chemicals — 0.0%
161	Linde PLC	74,756
	Communications Equipment — 0.0%
2,403	Cisco Systems, Inc.	119,934
	Consumer Staples Distribution & Retail — 0.1%
190	Costco Wholesale Corp.	139,200
1,980	Walmart, Inc.	119,136
		258,336
	Containers & Packaging — 0.0%
341	Packaging Corp. of America	64,715
	Electric Utilities — 0.0%
1,422	Duke Energy Corp.	137,522
	Electrical Equipment — 0.0%
600	Emerson Electric Co.	68,052
	Financial Services — 0.0%
192	Mastercard, Inc., Class A	92,461
	Ground Transportation — 0.0%
373	Union Pacific Corp.	91,732
	Health Care Equipment & Supplies — 0.0%
1,184	Abbott Laboratories	134,573
	Health Care Providers & Services — 0.2%
1,232	Elevance Health, Inc.	638,841
298	UnitedHealth Group, Inc.	147,421
		786,262
	Hotels, Restaurants & Leisure — 0.1%
1,658	Starbucks Corp.	151,525
	Household Products — 0.0%
869	Procter & Gamble Co.	140,995
	IT Services — 0.0%
87	Accenture PLC, Class A	30,155
	Life Sciences Tools & Services — 0.0%
163	Thermo Fisher Scientific, Inc.	94,737
	Machinery — 0.0%
297	Deere & Co.	121,990
	Media — 0.3%
138,910	Altice USA, Inc., Class A(f)	362,555
4,360	Comcast Corp., Class A	189,006
34,625	iHeartMedia, Inc., Class A(f)	72,366
34,603	Paramount Global, Class B	407,278
		1,031,205
See accompanying notes to financial statements.
| 22

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
Shares	Description	Value (†)
	Metals & Mining — 0.0%
3,404	Newmont Corp.	$121,999
	Oil, Gas & Consumable Fuels — 0.3%
939	Battalion Oil Corp.(f)	5,315
4,098	Diamondback Energy, Inc.	812,101
589	Pioneer Natural Resources Co.	154,612
3,410	Williams Cos., Inc.	132,888
		1,104,916
	Pharmaceuticals — 0.1%
3,296	Bristol-Myers Squibb Co.	178,742
1,041	Johnson & Johnson	164,676
758	Merck & Co., Inc.	100,018
		443,436
	Professional Services — 0.0%
456	Clarivate PLC(f)	3,388
	Semiconductors & Semiconductor Equipment — 0.1%
116	Broadcom, Inc.	153,748
1,470	Microchip Technology, Inc.	131,874
914	QUALCOMM, Inc.	154,740
		440,362
	Software — 0.0%
346	Microsoft Corp.	145,569
	Specialized REITs — 0.0%
696	American Tower Corp.	137,523
	Specialty Retail — 0.0%
359	Home Depot, Inc.	137,712
	Technology Hardware, Storage & Peripherals — 0.1%
855	Apple, Inc.	146,615
	Trading Companies & Distributors — 0.0%
1,105	Fastenal Co.	85,240
	Total Common Stocks (Identified Cost $9,351,734)	7,557,196

Principal Amount (‡)
Senior Loans — 1.4%
	Aerospace & Defense — 0.1%
$99,750	TransDigm, Inc., 2023 Term Loan J, 3 mo. USD SOFR + 3.250%, 8.598%, 2/28/2031(b)(m)	100,213
163,611	TransDigm, Inc., 2024 Term Loan I, 8/24/2028(n)	164,123
		264,336
Principal Amount (‡)	Description	Value (†)
	Building Materials — 0.2%
$345,000	Foundation Building Materials Holding Co. LLC, 2024 Term Loan B2, 1 mo. USD SOFR + 4.000%, 9.313%, 1/29/2031(b)(m)	$346,208
445,000	Summit Materials LLC, 2023 Incremental Term Loan B, 3 mo. USD SOFR + 2.500%, 7.827%, 1/12/2029(b)(m)	446,891
		793,099
	Consumer Cyclical Services — 0.1%
481,386	Uber Technologies, Inc., 2023 Term Loan B, 3 mo. USD SOFR + 2.750%, 8.079%, 3/03/2030(b)(m)	483,244
	Gaming — 0.0%
50,000	Light & Wonder International, Inc., 2024 Term Loan, 1 mo. USD SOFR + 2.750%, 8.075%, 4/14/2029(b)(m)	50,048
	Healthcare — 0.2%
664,543	Star Parent, Inc., Term Loan B, 3 mo. USD SOFR + 4.000%, 9.309%, 9/27/2030(b)(m)	660,057
	Leisure — 0.2%
767,986	Carnival Corp., 2021 Incremental Term Loan B, 1 mo. USD SOFR + 3.250%, 8.695%, 10/18/2028(b)(m)	768,148
247,355	Carnival Corp., 2023 Term Loan B, 1 mo. USD SOFR + 3.000%, 8.319%, 8/08/2027(b)(m)	247,510
		1,015,658
	Lodging — 0.1%
535,000	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 2.750%, 8.077%, 1/17/2031(b)(m)	535,835
	Property & Casualty Insurance — 0.2%
319,200	HUB International Ltd., 2024 Term Loan B, 3 mo. USD SOFR + 3.250%, 8.574%, 6/20/2030(b)(m)	319,257
590,000	Truist Insurance Holdings LLC, 1st Lien Term Loan, 3/24/2031(n)	589,015
		908,272
	Restaurants — 0.1%
593,512	1011778 B.C. Unlimited Liability Co., 2023 Term Loan B5, 1 mo. USD SOFR + 2.250%, 7.580%, 9/20/2030(b)(m)	592,919
	Technology — 0.1%
349,000	GTCR W Merger Sub LLC, USD Term Loan B, 1 mo. USD SOFR + 3.000%, 8.309%, 1/31/2031(b)(m)	349,946
See accompanying notes to financial statements.
23 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)
	Wireless — 0.1%
$470,000	SBA Senior Finance II LLC, 2024 Term Loan B, 1/25/2031(n)	$470,733
	Total Senior Loans (Identified Cost $6,096,889)	6,124,147

Shares
Preferred Stocks — 0.3%

Convertible Preferred Stocks — 0.3%
	Banking — 0.2%
572	Bank of America Corp., Series L, 7.250%	682,819
322	Wells Fargo & Co., Series L, 7.500%	392,631
		1,075,450
	Midstream — 0.1%
5,333	El Paso Energy Capital Trust I, 4.750%	255,771
	Technology — 0.0%
8,046	Clarivate PLC, Series A, 5.250%	239,127
	Total Convertible Preferred Stocks (Identified Cost $2,326,796)	1,570,348
	Total Preferred Stocks (Identified Cost $2,326,796)	1,570,348

Principal Amount (‡)
Short-Term Investments — 1.5%
$6,264,945	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2024 at 3.500% to be repurchased at $6,267,381 on 4/01/2024 collateralized by $6,888,800 U.S. Treasury Note, 0.750% due 4/30/2026 valued at $6,390,329 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $6,264,945)	6,264,945
	Total Investments — 98.1% (Identified Cost $458,939,264)	427,830,891
	Other assets less liabilities — 1.9%	8,411,738
	Net Assets — 100.0%	$436,242,629

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from
registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from
registration, normally to qualified institutional buyers. At
March 31, 2024, the value of Rule 144A holdings amounted
to $196,240,221 or 45.0% of net assets.

(b)
Variable rate security. Rate as of March 31, 2024 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the
Portfolio of Investments and show a weighted average rate.
Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These
securities may not indicate a reference rate and/or spread in their description.

(c)	Perpetual bond with no specified maturity date.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. No payments were received during the period.
(f)	Non-income producing security.
(g)	Amount shown represents units. One unit represents a principal amount of 1,000.
(h)	Amount shown represents units. One unit represents a principal amount of 100.
(i)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(j)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(k)
Payment–in–kind security for which the issuer, at each
interest payment date, may make interest payments in cash
and/or additional principal. For the period ended March 31,
2024, interest payments were made in principal.

(l)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(m)
Stated interest rate has been determined in accordance with
the provisions of the loan agreement and is subject to a
minimum benchmark floor rate which may range from 0.00%
to 1.00%, to which the spread is added.

(n)	Position is unsettled. Contract rate was not determined at March 31, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.

ABS	Asset-Backed Securities
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate

AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
ZAR	South African Rand
See accompanying notes to financial statements.
| 24

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
At March 31, 2024, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	6/18/2024	EUR	S	1,063,000	$1,161,581	$1,150,338	$11,243
At March 31, 2024, open long futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	6/18/2024	66	$7,265,288	$7,312,594	$47,306
CBOT 2 Year U.S. Treasury Notes Futures	6/28/2024	197	40,323,928	40,283,422	(40,506)
CBOT U.S. Long Bond Futures	6/18/2024	628	75,967,804	75,634,750	(333,054)
CME Ultra Long Term U.S. Treasury Bond Futures	6/18/2024	276	34,818,444	35,604,000	785,556
Total					$459,302
At March 31, 2024, open short futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	6/28/2024	51	$5,486,562	$5,457,797	$28,765
Ultra 10-Year U.S. Treasury Notes Futures	6/18/2024	838	95,933,365	96,042,656	(109,291)
Total					$(80,526)
Industry Summary at March 31, 2024 (Unaudited)
Treasuries	13.8%
Technology	6.8
Finance Companies	5.3
ABS Car Loan	4.8
ABS Home Equity	4.3
Cable Satellite	4.3
Banking	4.2
ABS Other	4.1
Metals & Mining	3.9
Independent Energy	3.3
Sovereigns	3.3
Midstream	2.7
Pharmaceuticals	2.5
Wireless	2.0
Other Investments, less than 2% each	28.0
Collateralized Loan Obligations	3.3
Short-Term Investments	1.5
Total Investments	98.1
Other assets less liabilities (including forward foreign currency and futures contracts)	1.9
Net Assets	100.0%
See accompanying notes to financial statements.
25 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Global Bond Fund

Principal Amount(‡)	Description	Value (†)
Bonds and Notes — 96.6% of Net Assets
	Australia — 2.0%
425,000	Australia Government Bonds, Series 164, 0.500%, 9/21/2026, (AUD)	$256,749
240,000	Glencore Capital Finance DAC, EMTN, 1.125%, 3/10/2028, (EUR)	235,222
560,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	475,434
280,000	Glencore Funding LLC, 2.625%, 9/23/2031(a)	233,370
270,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	274,370
840,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	898,501
8,485,000	Queensland Treasury Corp., Series 27, 2.750%, 8/20/2027, (AUD)	5,328,349
		7,701,995
	Brazil — 2.2%
1,020,000	Banco do Brasil SA, 4.625%, 1/15/2025(a)	1,007,945
15,491(b )	Brazil Notas do Tesouro Nacional, Series NTNF, 10.000%, 1/01/2027, (BRL)	3,074,630
4,600(b )	Brazil Notas do Tesouro Nacional, Series NTNF, 10.000%, 1/01/2029, (BRL)	896,067
19,939(b )	Brazil Notas do Tesouro Nacional, Series NTNF, 10.000%, 1/01/2031, (BRL)	3,819,121
		8,797,763
	Canada — 3.8%
2,065,000	Bank of Nova Scotia, EMTN, 3.250%, 1/18/2028, (EUR)	2,232,795
7,000,000	Canada Government Bonds, 0.500%, 12/01/2030, (CAD)	4,277,103
201,609	CNH Capital Canada Receivables Trust, Series 2021-1A, Class A2, 1.001%, 11/16/2026, (CAD)(a)	144,104
5,245,000	Province of Ontario, 1.900%, 12/02/2051, (CAD)	2,400,917
5,175,000	Province of Quebec, EMTN, Zero Coupon, 3.540%–3.542%, 10/29/2030, (EUR)(c)	4,616,786
1,260,000	Toronto-Dominion Bank, EMTN, 3.715%, 3/13/2030, (EUR)	1,406,537
		15,078,242
	China — 6.1%
42,910,000	China Development Bank, Series 2103, 3.300%, 3/03/2026, (CNY)	6,038,841
41,870,000	China Development Bank, Series 2115, 3.120%, 9/13/2031, (CNY)	5,998,741
24,950,000	China Government Bonds, 1.990%, 4/09/2025, (CNY)	3,439,923
Principal Amount(‡)	Description	Value (†)
	China — continued
3,000,000	China Government Bonds, 2.550%, 10/15/2028, (CNY)	$418,438
17,130,000	China Government Bonds, 3.270%, 11/19/2030, (CNY)	2,496,417
17,610,000	China Government Bonds, 3.320%, 4/15/2052, (CNY)	2,744,197
17,430,000	China Government Bonds, 3.720%, 4/12/2051, (CNY)	2,884,439
		24,020,996
	Colombia — 0.3%
1,300,000	Colombia Government International Bonds, 7.500%, 2/02/2034	1,327,823
	Denmark — 1.8%
2,380,000	Danske Bank AS, EMTN, (fixed rate to 6/21/2029, variable rate thereafter), 4.750%, 6/21/2030, (EUR)	2,688,076
30,175,000	Denmark Government Bonds, 2.250%, 11/15/2033, (DKK)	4,336,059
		7,024,135
	France — 3.9%
1,300,000	Electricite de France SA, EMTN, 2.000%, 12/09/2049, (EUR)	927,530
300,000	Electricite de France SA, EMTN, 4.625%, 1/25/2043, (EUR)	336,913
800,000	Electricite de France SA, EMTN, 5.125%, 9/22/2050, (GBP)	875,720
6,685,000	French Republic Government Bonds OAT, Zero Coupon, 2.371%, 5/25/2032, (EUR)(d)	5,806,110
3,275,000	French Republic Government Bonds OAT, 0.500%, 6/25/2044, (EUR)	2,149,973
2,245,000	French Republic Government Bonds OAT, 0.750%, 5/25/2028, (EUR)	2,243,418
1,600,000	Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal, (fixed rate to 3/21/2032, variable rate thereafter), 2.125%, 6/21/2052, (EUR)	1,376,226
1,555,000	Societe Generale SA, (fixed rate to 1/19/2034, variable rate thereafter), 6.066%, 1/19/2035(a)	1,564,260
		15,280,150
	Germany — 5.2%
2,255,000	Bundesrepublik Deutschland Bundesanleihe, Zero Coupon, 0.308%, 8/15/2050, (EUR)(d)	1,296,856
790,000	Bundesrepublik Deutschland Bundesanleihe, Zero Coupon, 1.365%, 8/15/2052, (EUR)(d)	433,910
6,785,000	Bundesrepublik Deutschland Bundesanleihe, 0.250%, 8/15/2028, (EUR)	6,698,002
See accompanying notes to financial statements.
| 26

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Global Bond Fund (continued)
Principal Amount(‡)	Description	Value (†)
	Germany — continued
2,485,000	Bundesrepublik Deutschland Bundesanleihe, 0.500%, 8/15/2027, (EUR)	$2,514,713
1,765,000	Bundesrepublik Deutschland Bundesanleihe, 1.000%, 8/15/2024, (EUR)	1,885,505
1,955,000	Bundesrepublik Deutschland Bundesanleihe, 1.000%, 8/15/2025, (EUR)	2,050,517
4,640,000	Bundesrepublik Deutschland Bundesanleihe, 1.250%, 8/15/2048, (EUR)	3,912,983
1,525,000	Kreditanstalt fuer Wiederaufbau, EMTN, 2.875%, 12/28/2029, (EUR)	1,663,239
		20,455,725
	Indonesia — 1.4%
38,485,000,000	Indonesia Treasury Bonds, Series FR87, 6.500%, 2/15/2031, (IDR)	2,405,270
50,865,000,000	Indonesia Treasury Bonds, Series FR96, 7.000%, 2/15/2033, (IDR)	3,271,561
		5,676,831
	Ireland — 2.1%
650,000	AIB Group PLC, EMTN, (fixed rate to 7/23/2028, variable rate thereafter), 4.625%, 7/23/2029, (EUR)	723,312
745,000	AIB Group PLC, (fixed rate to 2/16/2028, variable rate thereafter), 5.750%, 2/16/2029, (EUR)	860,287
200,000	AIB Group PLC, (fixed rate to 3/28/2034, variable rate thereafter), 5.871%, 3/28/2035(a)	200,561
1,620,000	AIB Group PLC, (fixed rate to 9/13/2028, variable rate thereafter), 6.608%, 9/13/2029(a)	1,688,793
400,000	Bank of Ireland Group PLC, (fixed rate to 9/30/2026, variable rate thereafter), 2.029%, 9/30/2027(a)	365,592
1,310,000	Ireland Government Bonds, Zero Coupon, 0.029%, 10/18/2031, (EUR)(d)	1,165,047
3,205,000	Ireland Government Bonds, 1.000%, 5/15/2026, (EUR)	3,328,070
		8,331,662
	Israel — 0.1%
1,875,000	Israel Government Bonds - Fixed, Series 330, 1.000%, 3/31/2030, (ILS)	425,602
	Italy — 0.8%
1,600,000	Enel Finance International NV, 6.000%, 10/07/2039(a)	1,622,823
1,130,000	Intesa Sanpaolo SpA, 6.625%, 6/20/2033(a)	1,172,509
Principal Amount(‡)	Description	Value (†)
	Italy — continued
$200,000	Intesa Sanpaolo SpA, 7.200%, 11/28/2033(a)	$216,180
370,000	UniCredit SpA, (fixed rate to 6/03/2031, variable rate thereafter), 3.127%, 6/03/2032(a)	313,280
		3,324,792
	Japan — 6.1%
325,600,000	Japan Government Thirty Year Bonds, Series 41, 1.700%, 12/20/2043, (JPY)	2,242,377
646,500,000	Japan Government Thirty Year Bonds, Series 62, 0.500%, 3/20/2049, (JPY)	3,291,350
586,950,000	Japan Government Two Year Bonds, Series 449, 0.005%, 6/01/2025, (JPY)	3,874,382
2,197,100,000	Japan Government Two Year Bonds, Series 456, 0.100%, 1/01/2026, (JPY)	14,494,503
		23,902,612
	Korea — 2.5%
8,400,000,000	Korea Treasury Bonds, Series 3006, 1.375%, 6/10/2030, (KRW)	5,534,427
5,200,000,000	Korea Treasury Bonds, Series 3212, 4.250%, 12/10/2032, (KRW)	4,136,160
		9,670,587
	Luxembourg — 1.3%
1,060,000	Blackstone Property Partners Europe Holdings SARL, EMTN, 1.750%, 3/12/2029, (EUR)	992,441
1,810,000	Logicor Financing SARL, EMTN, 0.875%, 1/14/2031, (EUR)	1,551,810
2,785,000	Logicor Financing SARL, EMTN, 1.625%, 1/17/2030, (EUR)	2,596,092
100,000	Logicor Financing SARL, EMTN, 2.000%, 1/17/2034, (EUR)	84,425
		5,224,768
	Malaysia — 0.4%
7,770,000	Malaysia Government Bonds, Series 119, 3.906%, 7/15/2026, (MYR)	1,658,664
	Mexico — 1.9%
405,000	America Movil SAB de CV, 2.875%, 5/07/2030	358,124
996,320(e )	Mexico Bonos, Series M 20, 8.500%, 5/31/2029, (MXN)	5,811,732
1,450,000	Mexico Government International Bonds, 3.500%, 2/12/2034	1,205,989
		7,375,845
	New Zealand — 0.1%
665,000	New Zealand Government Bonds, Series 427, 4.500%, 4/15/2027, (NZD)	398,139
	Norway — 1.1%
995,000	Aker BP ASA, 4.000%, 1/15/2031(a)	908,826
See accompanying notes to financial statements.
27 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Global Bond Fund (continued)
Principal Amount(‡)	Description	Value (†)
	Norway — continued
$150,000	Aker BP ASA, 6.000%, 6/13/2033(a)	$154,887
3,340,000	SpareBank 1 Boligkreditt AS, EMTN, 0.050%, 11/03/2028, (EUR)	3,155,886
		4,219,599
	Portugal — 0.2%
230,000	EDP Finance BV, EMTN, 0.375%, 9/16/2026, (EUR)	230,394
435,000	EDP Finance BV, 1.710%, 1/24/2028(a)	383,200
		613,594
	Singapore — 0.2%
1,080,000	Singapore Government Bonds, 2.125%, 6/01/2026, (SGD)	779,179
	South Africa — 2.7%
400,000	Anglo American Capital PLC, 2.875%, 3/17/2031(a)	340,343
440,000	Anglo American Capital PLC, 5.625%, 4/01/2030(a)	445,866
225,675,000	Republic of South Africa Government Bonds, Series R213, 7.000%, 2/28/2031, (ZAR)	9,595,358
		10,381,567
	Spain — 3.7%
1,365,000	Autonomous Community of Madrid, 2.398%, 6/02/2031, (EUR)	1,394,155
400,000	Banco Santander SA, 4.250%, 4/11/2027	387,577
2,600,000	Banco Santander SA, 5.179%, 11/19/2025	2,571,868
485,000	CaixaBank SA, (fixed rate to 6/15/2034, variable rate thereafter), 6.037%, 6/15/2035(a)	489,319
1,790,000	CaixaBank SA, (fixed rate to 1/18/2028, variable rate thereafter), 6.208%, 1/18/2029(a)	1,826,195
1,725,000	Spain Government Bonds, 1.300%, 10/31/2026, (EUR)	1,786,702
2,460,000	Spain Government Bonds, 1.950%, 7/30/2030, (EUR)	2,515,189
2,835,000	Spain Government Bonds, 4.200%, 1/31/2037, (EUR)	3,338,090
		14,309,095
	Supranationals — 1.7%
4,940,000	European Union, 1.000%, 7/06/2032, (EUR)	4,649,323
2,665,000	Inter-American Development Bank, Series 112, 4.400%, 1/26/2026, (CAD)	1,968,623
		6,617,946
Principal Amount(‡)	Description	Value (†)
	Sweden — 0.7%
9,900,000	Kommuninvest I Sverige AB, Series 2505, 1.000%, 5/12/2025, (SEK)	$897,764
18,000,000	Sweden Government Bonds, Series 1058, 2.500%, 5/12/2025, (SEK)	1,668,699
		2,566,463
	Switzerland — 0.8%
1,425,000	UBS Group AG, (fixed rate to 4/02/2031, variable rate thereafter), 2.875%, 4/02/2032, (EUR)	1,441,491
715,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032(a)	608,157
200,000	UBS Group AG, EMTN, (fixed rate to 6/15/2029, variable rate thereafter), 3.125%, 6/15/2030, (EUR)	209,738
365,000	Zurich Finance Ireland Designated Activity Co., EMTN, (fixed rate to 1/19/2031, variable rate thereafter), 3.000%, 4/19/2051	301,597
400,000	Zurich Finance Ireland Designated Activity Co., EMTN, (fixed rate to 8/23/2032, variable rate thereafter), 5.125%, 11/23/2052, (GBP)	490,545
		3,051,528
	Thailand — 0.4%
54,870,000	Thailand Government Bonds, 1.600%, 12/17/2029, (THB)	1,449,518
	United Kingdom — 4.6%
1,055,000	Channel Link Enterprises Finance PLC, Series A8, (fixed rate to 6/20/2027, variable rate thereafter), 2.706%, 6/30/2050, (EUR)	1,059,549
3,350,000	CK Hutchison International 19 Ltd., 3.625%, 4/11/2029(a)	3,148,717
885,000	National Grid Electricity Distribution South Wales PLC, EMTN, 1.625%, 10/07/2035, (GBP)	776,393
135,000	National Grid Electricity Distribution West Midlands PLC, EMTN, 5.750%, 4/16/2032, (GBP)	177,025
630,000	National Grid Electricity Transmission PLC, EMTN, 2.750%, 2/06/2035, (GBP)	636,553
655,000	U.K. Gilts, 0.250%, 7/31/2031, (GBP)	640,988
2,065,000	U.K. Gilts, 0.625%, 6/07/2025, (GBP)	2,491,585
2,930,000	U.K. Gilts, 4.250%, 12/07/2055, (GBP)	3,604,907
4,155,000	U.K. Gilts, 4.750%, 12/07/2030, (GBP)	5,549,446
		18,085,163
	United States — 38.5%
1,592,952	AASET Trust, Series 2021-2A, Class A, 2.798%, 1/15/2047(a)	1,394,751
See accompanying notes to financial statements.
| 28

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Global Bond Fund (continued)
Principal Amount(‡)	Description	Value (†)
	United States — continued
$750,000	AES Corp., 3.950%, 7/15/2030(a)	$682,118
290,000,000	Aflac, Inc., 0.932%, 1/25/2027, (JPY)	1,915,862
390,000,000	Aflac, Inc., (fixed rate to 10/23/2027, variable rate thereafter), 2.108%, 10/23/2047, (JPY)	2,593,765
275,000	Ally Financial, Inc., 3.875%, 5/21/2024	274,175
2,860,000	Amgen, Inc., 5.250%, 3/02/2033	2,884,058
1,185,000	Amgen, Inc., 5.650%, 3/02/2053	1,207,462
4,125,000	AT&T, Inc., 2.250%, 2/01/2032	3,352,469
140,000	AT&T, Inc., 3.650%, 6/01/2051	102,779
700,000	AT&T, Inc., 5.400%, 2/15/2034	709,182
1,385,000	BPR Trust, Series 2022-OANA, Class A, 1 mo. USD SOFR + 1.898%, 7.223%, 4/15/2037(a)(f)	1,391,934
803,000	Broadcom, Inc., 2.450%, 2/15/2031(a)	676,946
479,000	Broadcom, Inc., 3.187%, 11/15/2036(a)	381,213
410,000	Broadcom, Inc., 3.419%, 4/15/2033(a)	355,429
215,000	Centene Corp., 2.450%, 7/15/2028	190,643
2,266,000	Centene Corp., 4.625%, 12/15/2029	2,151,293
155,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.300%, 2/01/2032	119,584
495,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.800%, 4/01/2031	405,589
210,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.800%, 3/01/2050	155,444
1,440,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.050%, 3/30/2029	1,388,480
2,930,000	Citigroup, Inc., 4.090%, 6/09/2025, (CAD)	2,132,797
1,315,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	1,071,715
947,000	Continental Resources, Inc., 4.375%, 1/15/2028	915,137
410,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	407,558
600,000,000	Corning, Inc., 0.698%, 8/09/2024, (JPY)	3,960,166
1,605,000	CVS Health Corp., 4.780%, 3/25/2038	1,482,182
1,185,000	Digital Dutch Finco BV, 1.000%, 1/15/2032, (EUR)	1,013,609
865,000	Energy Transfer LP, 5.300%, 4/15/2047	786,434
415,000	Energy Transfer LP, 5.950%, 5/15/2054	414,148
730,000	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	728,862
6,107,313	Federal Home Loan Mortgage Corp., 2.500%, 12/01/2051	5,063,458
Principal Amount(‡)	Description	Value (†)
	United States — continued
$15,613,933	Federal National Mortgage Association, 2.000%, with various maturities from 5/01/2051 to 11/01/2051(g)	$12,366,326
4,875,069	Federal National Mortgage Association, 2.500%, 5/01/2052	4,038,830
8,915,491	Federal National Mortgage Association, 3.000%, with various maturities from 11/01/2046 to 11/01/2051(g)	7,676,476
4,751,734	Federal National Mortgage Association, 3.500%, with various maturities from 6/01/2045 to 5/01/2052(g)	4,272,165
5,474,461	Federal National Mortgage Association, 4.000%, with various maturities from 8/01/2048 to 5/01/2050(g)	5,148,191
7,851,012	Federal National Mortgage Association, 4.500%, with various maturities from 11/01/2043 to 9/01/2052(g)	7,494,902
2,802,151	Federal National Mortgage Association, 5.000%, 8/01/2052	2,737,961
2,036,929	Federal National Mortgage Association, 6.500%, 11/01/2053	2,084,112
585,000	Ferguson Finance PLC, 3.250%, 6/02/2030(a)	523,319
270,000	Freeport-McMoRan, Inc., 4.250%, 3/01/2030	255,917
820,000	GS Mortgage Securities Corp. II, Series 2023-SHIP, Class A, 4.322%, 9/10/2038(a)(f)	793,858
3,780,000	HCA, Inc., 2.375%, 7/15/2031	3,108,365
190,000	HCA, Inc., 3.625%, 3/15/2032	168,195
580,000	HCA, Inc., 5.500%, 6/01/2033	582,088
1,297,470	Legacy Mortgage Asset Trust, Series 2020-GS1, Class A1, 6.882%, 10/25/2059(a)(f)	1,297,187
55,000	Lennar Corp., 4.750%, 5/30/2025	54,522
420,000	Lennar Corp., 5.000%, 6/15/2027	417,647
1,455,000	Micron Technology, Inc., 5.300%, 1/15/2031	1,463,415
2,078,229	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046(a)(f)	1,846,122
1,310,000	Oracle Corp., 5.550%, 2/06/2053	1,281,487
265,000	Ovintiv, Inc., 6.500%, 2/01/2038	276,071
867,000	Ovintiv, Inc., 7.375%, 11/01/2031	949,978
1,355,000	Pfizer Investment Enterprises Pte. Ltd., 5.300%, 5/19/2053	1,347,187
530,000,000	Prologis Yen Finance LLC, 0.972%, 9/25/2028, (JPY)	3,432,151
773,638	PRPM LLC, Series 2021-10, Class A1, 2.487%, 10/25/2026(a)(f)	758,578
593,000	PulteGroup, Inc., 5.000%, 1/15/2027	590,614
285,000	Santander Holdings USA, Inc., (fixed rate to 9/09/2025, variable rate thereafter), 5.807%, 9/09/2026	285,127
See accompanying notes to financial statements.
29 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Global Bond Fund (continued)
Principal Amount(‡)	Description	Value (†)
	United States — continued
$1,585,000	Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, 1 mo. USD SOFR + 2.186%, 7.511%, 5/15/2037(a)(f)	$1,596,888
1,935,000	Thermo Fisher Scientific, Inc., 5.086%, 8/10/2033	1,956,259
625,000	T-Mobile USA, Inc., 3.300%, 2/15/2051	437,020
350,000	T-Mobile USA, Inc., 3.400%, 10/15/2052	248,253
2,020,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	1,892,301
840,000	T-Mobile USA, Inc., 4.375%, 4/15/2040	748,140
2,570,000	T-Mobile USA, Inc., 5.050%, 7/15/2033	2,542,101
8,075,000	U.S. Treasury Bonds, 2.875%, 5/15/2043(h)	6,416,155
4,775,000	U.S. Treasury Bonds, 4.750%, 11/15/2053	5,097,312
4,696,297	U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/2032(i)	4,258,377
3,775,000	U.S. Treasury Notes, 3.375%, 5/15/2033	3,536,408
3,095,000	U.S. Treasury Notes, 4.500%, 11/15/2033	3,163,670
622,222	United Airlines Pass-Through Trust, Series 2016-1, Class B, 3.650%, 7/07/2027	591,992
794,792	United Airlines Pass-Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	759,996
3,410,000	UnitedHealth Group, Inc., 4.500%, 4/15/2033	3,299,932
1,951,083	Vericrest Opportunity Loan Transferee, Series 2021-NP11, Class A1, 1.868%, 8/25/2051(a)(f)	1,878,476
350,000	Verizon Communications, Inc., 2.850%, 9/03/2041	251,958
1,885,000	VMware LLC, 2.200%, 8/15/2031	1,533,985
1,599,763	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 4.893%, 2/27/2051(a)(f)	1,552,457
744,265	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 5.240%, 4/25/2051(a)(f)	729,854
835,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	745,854
320,000	Warnermedia Holdings, Inc., 5.141%, 3/15/2052	265,599
1,447,347	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	1,515,911
		150,578,931
	Total Bonds and Notes (Identified Cost $413,160,738)	378,328,914

Principal Amount(‡)	Description	Value (†)

Short-Term Investments — 1.2%
$4,658,993	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2024 at 3.500% to be repurchased at $4,660,805 on 4/01/2024 collateralized by $4,749,500 U.S. Treasury Note, 3.750% due 4/15/2026 valued at $4,752,243 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $4,658,993)	$4,658,993
	Total Investments — 97.8% (Identified Cost $417,819,731)	382,987,907
	Other assets less liabilities — 2.2%	8,422,244
	Net Assets — 100.0%	$391,410,151

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from
registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from
registration, normally to qualified institutional buyers. At
March 31, 2024, the value of Rule 144A holdings amounted
to $38,066,408 or 9.7% of net assets.

(b)	Amount shown represents units. One unit represents a principal amount of 1,000.
(c)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(d)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(e)	Amount shown represents units. One unit represents a principal amount of 100.
(f)
Variable rate security. Rate as of March 31, 2024 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the
Portfolio of Investments and show a weighted average rate.
Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These
securities may not indicate a reference rate and/or spread in their description.

(g)
The Fund’s investment in mortgage related securities of
Federal National Mortgage Association are interests in
separate pools of mortgages. All separate investments in
securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the
Portfolio of Investments.

(h)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(i)	Treasury Inflation Protected Security (TIPS).

EMTN	Euro Medium Term Note
SOFR	Secured Overnight Financing Rate

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
See accompanying notes to financial statements.
| 30

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Global Bond Fund (continued)
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
ZAR	South African Rand
At March 31, 2024, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	6/18/2024	KRW	S	7,154,250,000	$5,463,929	$5,336,349	$127,580
BNP Paribas SA	6/18/2024	CNH	B	30,762,000	4,293,742	4,250,648	(43,094)
Citibank N.A.	6/18/2024	ZAR	S	155,717,000	8,267,559	8,170,347	97,212
Goldman Sachs Bank USA	6/18/2024	MXN	S	10,881,000	640,153	646,638	(6,485)
Morgan Stanley Capital Services LLC	6/18/2024	JPY	B	1,276,959,000	8,811,013	8,535,423	(275,590)
Royal Bank of Canada	6/18/2024	CAD	B	4,996,000	3,713,684	3,692,380	(21,304)
Royal Bank of Canada	6/18/2024	CAD	S	4,996,000	3,696,590	3,692,380	4,210
Royal Bank of Canada	6/20/2024	CAD	S	533,000	394,382	393,934	448
Standard Chartered Bank	6/18/2024	EUR	S	1,846,000	2,004,306	1,997,672	6,634
UBS AG	6/18/2024	CHF	B	2,008,000	2,297,685	2,245,365	(52,320)
UBS AG	6/20/2024	IDR	B	20,398,096,000	1,293,639	1,283,808	(9,831)
UBS AG	6/20/2024	IDR	S	88,893,786,000	5,694,304	5,594,765	99,539
UBS AG	6/18/2024	SEK	S	13,576,000	1,330,002	1,272,302	57,700
Total							$(15,301)
At March 31, 2024, the Fund had the following open forward cross currency contracts:
Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	6/18/2024	EUR	641,006	PLN	2,770,000	$692,937	$(735)
BNP Paribas SA	6/18/2024	DKK	24,858,000	EUR	3,337,003	3,611,179	1,888
Goldman Sachs Bank USA	6/18/2024	EUR	1,185,312	HUF	470,391,000	1,283,097	397
UBS AG	6/18/2024	ZAR	24,015,000	EUR	1,161,549	1,256,985	(3,063)
Total							$(1,513)
At March 31, 2024, open long futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	6/18/2024	23	$2,531,843	$2,548,328	$16,485
CBOT 2 Year U.S. Treasury Notes Futures	6/28/2024	84	17,193,959	17,176,688	(17,271)
CBOT 5 Year U.S. Treasury Notes Futures	6/28/2024	129	13,763,564	13,805,016	41,452
CME Ultra Long Term U.S. Treasury Bond Futures	6/18/2024	44	5,540,619	5,676,000	135,381
Eurex 10 Year Euro BUND Futures	6/06/2024	25	3,566,175	3,597,425	31,250
Eurex 30 Year Euro BUXL Futures	6/06/2024	4	573,609	586,031	12,422
Long Gilt Futures	6/26/2024	13	1,597,332	1,639,810	42,478
Total					$262,197
See accompanying notes to financial statements.
31 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Global Bond Fund (continued)
At March 31, 2024, open short futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT U.S. Long Bond Futures	6/18/2024	52	$6,126,144	$6,262,750	$(136,606)
Eurex 5 Year Euro BOBL Futures	6/06/2024	68	8,617,709	8,675,032	(57,323)
Ultra 10-Year U.S. Treasury Notes Futures	6/18/2024	80	9,075,744	9,168,750	(93,006)
Total					$(286,935)
Industry Summary at March 31, 2024 (Unaudited)
Treasuries	42.1%
Mortgage Related	12.9
Banking	6.9
Government Owned - No Guarantee	4.9
Local Authorities	3.9
Technology	2.5
Other Investments, less than 2% each	23.4
Short-Term Investments	1.2
Total Investments	97.8
Other assets less liabilities (including forward foreign currency and futures contracts)	2.2
Net Assets	100.0%
Currency Exposure Summary at March 31, 2024 (Unaudited)
United States Dollar	42.0%
Euro	19.6
Japanese Yen	9.2
Yuan Renminbi	6.1
British Pound	3.8
Canadian Dollar	2.7
South Korean Won	2.5
South African Rand	2.5
Brazilian Real	2.0
Other, less than 2% each	7.4
Total Investments	97.8
Other assets less liabilities (including forward foreign currency and futures contracts)	2.2
Net Assets	100.0%
See accompanying notes to financial statements.
| 32

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Inflation Protected Securities Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 98.4% of Net Assets
	Aerospace & Defense — 0.4%
$465,000	Boeing Co., 5.705%, 5/01/2040	$445,071
	Banking — 3.4%
600,000	Banco Bilbao Vizcaya Argentaria SA, 5.381%, 3/13/2029	605,330
200,000	Banco Santander SA, (fixed rate to 11/07/2026, variable rate thereafter), 6.527%, 11/07/2027	205,133
565,000	CaixaBank SA, (fixed rate to 3/15/2029, variable rate thereafter), 5.673%, 3/15/2030(a)	564,672
290,000	Comerica, Inc., (fixed rate to 1/30/2029, variable rate thereafter), 5.982%, 1/30/2030	286,513
690,000	Discover Financial Services, (fixed rate to 11/02/2033, variable rate thereafter), 7.964%, 11/02/2034	781,563
895,000	HSBC USA, Inc., 5.625%, 3/17/2025	896,619
200,000	Intesa Sanpaolo SpA, 7.200%, 11/28/2033(a)	216,180
200,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	201,012
		3,757,022
	Construction Machinery — 0.2%
210,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	209,787
	Electric — 0.4%
470,000	Public Service Enterprise Group, Inc., 5.450%, 4/01/2034	470,868
	Environmental — 0.2%
170,000	Republic Services, Inc., 5.000%, 4/01/2034	168,757
	Life Insurance — 1.1%
400,000	Allianz SE, (fixed rate to 3/06/2033, variable rate thereafter), 6.350%, 9/06/2053(a)	419,872
440,000	Met Tower Global Funding, 4.850%, 1/16/2027(a)	439,789
380,000	Sammons Financial Group, Inc., 6.875%, 4/15/2034(a)	382,594
		1,242,255
	Natural Gas — 0.3%
385,000	Sempra, 3.700%, 4/01/2029	359,938
	Railroads — 0.0%
15,000	Canadian Pacific Railway Co., 2.050%, 3/05/2030	12,760
	Sovereigns — 0.2%
200,000	Abu Dhabi Government International Bonds, 3.875%, 4/16/2050(a)	159,618
Principal Amount	Description	Value (†)
	Technology — 0.7%
$565,000	Fiserv, Inc., 5.450%, 3/15/2034	$572,242
250,000	Micron Technology, Inc., 5.300%, 1/15/2031	251,446
		823,688
	Treasuries — 91.0%
16,006,126	U.S. Treasury Inflation-Indexed Bonds, 0.250%, 2/15/2050(b)	10,100,387
6,004,592	U.S. Treasury Inflation-Indexed Bonds, 0.750%, 2/15/2042(b)	4,789,901
18,184,131	U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/2027(b)	17,133,047
21,169,568	U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/2031(b)	18,728,318
26,328,844	U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/2027(b)	25,112,387
7,429,170	U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/2032(b)	6,736,416
20,052,597	U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/2029(b)	19,114,133
		101,714,589
	Wireless — 0.5%
215,000	Crown Castle, Inc., 5.800%, 3/01/2034	219,935
345,000	T-Mobile USA, Inc., 5.150%, 4/15/2034	343,845
		563,780
	Total Bonds and Notes (Identified Cost $127,185,435)	109,928,133
	Total Investments — 98.4% (Identified Cost $127,185,435)	109,928,133
	Other assets less liabilities — 1.6%	1,825,135
	Net Assets — 100.0%	$111,753,268

(†)	See Note 2 of Notes to Financial Statements.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the value of
Rule 144A holdings amounted to $2,593,524 or 2.3% of net
assets.

(b)	Treasury Inflation Protected Security (TIPS).
Industry Summary at March 31, 2024 (Unaudited)
Treasuries	91.0%
Banking	3.4
Other Investments, less than 2% each	4.0
Total Investments	98.4
Other assets less liabilities	1.6
Net Assets	100.0%
See accompanying notes to financial statements.
33 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Institutional High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 84.8% of Net Assets

Non-Convertible Bonds — 81.6%
	ABS Car Loan — 0.5%
$802,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026(a)	$778,598
440,000	Hertz Vehicle Financing LLC, Series 2022-2A, Class D, 5.160%, 6/26/2028(a)	403,985
410,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026(a)	402,041
		1,584,624
	ABS Other — 0.1%
154,379	Business Jet Securities LLC, Series 2021-1A, Class C, 5.067%, 4/15/2036(a)	148,446
158,967	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D, 3.170%, 11/20/2037(a)	146,887
		295,333
	Aerospace & Defense — 2.5%
400,000	Bombardier, Inc., 6.000%, 2/15/2028(a)	393,470
1,355,000	Bombardier, Inc., 7.125%, 6/15/2026(a)	1,374,502
815,000	Bombardier, Inc., 7.250%, 7/01/2031(a)	816,659
330,000	Bombardier, Inc., 8.750%, 11/15/2030(a)	352,366
620,000	Embraer Netherlands Finance BV, 7.000%, 7/28/2030(a)	649,234
175,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	164,054
295,000	Spirit AeroSystems, Inc., 9.750%, 11/15/2030(a)	329,977
665,000	TransDigm, Inc., 6.375%, 3/01/2029(a)	667,070
1,120,000	TransDigm, Inc., 6.625%, 3/01/2032(a)	1,131,526
1,655,000	TransDigm, Inc., 6.750%, 8/15/2028(a)	1,676,843
695,000	TransDigm, Inc., 6.875%, 12/15/2030(a)	708,480
		8,264,181
	Airlines — 1.3%
485,000	Allegiant Travel Co., 7.250%, 8/15/2027(a)	482,418
356,971	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	343,335
949,980	American Airlines Pass-Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	921,325
2,285,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029(a)	2,246,053
400,000	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.750%, 1/20/2026(a)	375,382
		4,368,513
	Automotive — 2.0%
480,000	Allison Transmission, Inc., 4.750%, 10/01/2027(a)	461,931
180,000	Ford Motor Co., 3.250%, 2/12/2032	149,725
Principal Amount (‡)	Description	Value (†)

	Automotive — continued
$1,675,000	Ford Motor Credit Co. LLC, 3.375%, 11/13/2025	$1,611,467
545,000	Ford Motor Credit Co. LLC, 6.950%, 3/06/2026	555,385
1,200,000	Ford Motor Credit Co. LLC, 6.950%, 6/10/2026	1,226,069
1,370,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(b)	1,293,045
750,000	Jaguar Land Rover Automotive PLC, 5.500%, 7/15/2029(a)	721,798
350,000	Tenneco, Inc., 8.000%, 11/17/2028(a)	319,353
265,000	Wheel Pros, Inc., 6.500%, 5/15/2029(a)	80,825
280,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	295,064
		6,714,662
	Banking — 1.7%
715,000	Barclays PLC, (fixed rate to 6/27/2033, variable rate thereafter), 7.119%, 6/27/2034	762,000
405,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	347,310
750,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	619,505
605,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	509,553
620,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	581,677
1,630,000	Intesa Sanpaolo SpA, 6.625%, 6/20/2033(a)	1,691,318
1,180,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	1,108,083
		5,619,446
	Brokerage — 0.6%
340,000	Coinbase Global, Inc., 3.375%, 10/01/2028(a)	291,318
185,000	Coinbase Global, Inc., 3.625%, 10/01/2031(a)	149,398
405,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.000%, 8/15/2028(a)	372,433
225,000	NFP Corp., 4.875%, 8/15/2028(a)	225,510
540,000	NFP Corp., 6.875%, 8/15/2028(a)	546,892
445,000	NFP Corp., 8.500%, 10/01/2031(a)	489,748
		2,075,299
	Building Materials — 2.4%
485,000	Advanced Drainage Systems, Inc., 6.375%, 6/15/2030(a)	487,510
790,000	Beacon Roofing Supply, Inc., 6.500%, 8/01/2030(a)	801,638
490,000	Builders FirstSource, Inc., 4.250%, 2/01/2032(a)	439,466
See accompanying notes to financial statements.
| 34

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Institutional High Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Building Materials — continued
$635,000	Camelot Return Merger Sub, Inc., 8.750%, 8/01/2028(a)	$652,306
745,000	Cemex SAB de CV, (fixed rate to 3/14/2028, variable rate thereafter), 9.125%(a)(b)	809,334
840,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(b)	811,812
915,000	Foundation Building Materials, Inc., 6.000%, 3/01/2029(a)	841,418
540,000	LBM Acquisition LLC, 6.250%, 1/15/2029(a)	506,286
450,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.500%, 2/01/2030(a)	414,136
200,000	Park River Holdings, Inc., 5.625%, 2/01/2029(a)	170,047
470,000	Patrick Industries, Inc., 4.750%, 5/01/2029(a)	439,038
810,000	Specialty Building Products Holdings LLC/SBP Finance Corp., 6.375%, 9/30/2026(a)	804,571
320,000	Standard Industries, Inc., 4.375%, 7/15/2030(a)	287,535
455,000	Summit Materials LLC/Summit Materials Finance Corp., 7.250%, 1/15/2031(a)	472,921
		7,938,018
	Cable Satellite — 7.4%
3,845,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031(a)	3,129,599
4,310,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(a)	3,253,421
15,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 5/01/2032	12,054
605,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 6/01/2033(a)	472,578
400,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	271,877
200,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	141,594
7,305,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	3,709,583
220,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	189,227
5,710,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	3,022,721
425,000	CSC Holdings LLC, 6.500%, 2/01/2029(a)	360,107
2,695,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/2027(a)	2,549,568
1,145,000	DISH DBS Corp., 5.125%, 6/01/2029	477,566
1,410,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	1,110,246
1,105,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	759,417
4,160,000	DISH DBS Corp., 7.750%, 7/01/2026	2,785,316
305,000	DISH Network Corp., 11.750%, 11/15/2027(a)	311,384
455,000	Sirius XM Radio, Inc., 3.875%, 9/01/2031(a)	379,385
Principal Amount (‡)	Description	Value (†)

	Cable Satellite — continued
$385,000	Telesat Canada/Telesat LLC, 5.625%, 12/06/2026(a)	$192,500
1,355,000	Ziggo Bond Co. BV, 6.000%, 1/15/2027(a)	1,335,449
		24,463,592
	Chemicals — 2.0%
205,000	Ashland, Inc., 3.375%, 9/01/2031(a)	173,449
440,000	ASP Unifrax Holdings, Inc., 5.250%, 9/30/2028(a)	283,747
515,000	Braskem Netherlands Finance BV, 8.500%, 1/12/2031(a)	534,048
110,000	Chemours Co., 4.625%, 11/15/2029(a)	94,827
4,738,000	Hercules LLC, 6.500%, 6/30/2029	4,718,243
770,000	Olympus Water U.S. Holding Corp., 9.750%, 11/15/2028(a)	820,217
165,000	W.R. Grace Holdings LLC, 5.625%, 8/15/2029(a)	147,657
		6,772,188
	Consumer Cyclical Services — 2.8%
1,585,000	ADT Security Corp., 4.125%, 8/01/2029(a)	1,452,132
340,000	Arches Buyer, Inc., 4.250%, 6/01/2028(a)	299,229
150,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 3.375%, 8/31/2027(a)	137,779
700,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.750%, 1/15/2029(a)	495,699
670,000	Staples, Inc., 7.500%, 4/15/2026(a)	653,901
1,235,000	Uber Technologies, Inc., 4.500%, 8/15/2029(a)	1,171,790
4,595,000	Uber Technologies, Inc., 6.250%, 1/15/2028(a)	4,613,793
450,000	VT Topco, Inc., 8.500%, 8/15/2030(a)	475,011
		9,299,334
	Consumer Products — 1.4%
1,060,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 4.750%, 1/15/2029(a)	1,003,088
685,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.625%, 7/15/2030(a)	695,611
2,270,000	Energizer Holdings, Inc., 4.375%, 3/31/2029(a)	2,034,064
690,000	Newell Brands, Inc., 5.700%, 4/01/2026	677,700
225,000	Prestige Brands, Inc., 3.750%, 4/01/2031(a)	195,896
		4,606,359
	Diversified Manufacturing — 0.5%
530,000	Esab Corp., 6.250%, 4/15/2029(a)	532,482
385,000	Madison IAQ LLC, 5.875%, 6/30/2029(a)	352,229
920,000	Resideo Funding, Inc., 4.000%, 9/01/2029(a)	822,601
		1,707,312
	Electric — 0.3%
705,000	Calpine Corp., 4.500%, 2/15/2028(a)	668,673
See accompanying notes to financial statements.
35 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Institutional High Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Electric — continued
$89,000	NRG Energy, Inc., 3.875%, 2/15/2032(a)	$76,267
290,000	Talen Energy Supply LLC, 8.625%, 6/01/2030(a)	310,113
		1,055,053
	Environmental — 0.4%
35,000	Clean Harbors, Inc., 5.125%, 7/15/2029(a)	33,643
285,000	Clean Harbors, Inc., 6.375%, 2/01/2031(a)	287,093
915,000	Covanta Holding Corp., 4.875%, 12/01/2029(a)	820,069
285,000	GFL Environmental, Inc., 6.750%, 1/15/2031(a)	292,072
		1,432,877
	Finance Companies — 4.8%
1,000,000	AGFC Capital Trust I, 3 mo. USD SOFR + 2.012%, 7.326%, 1/15/2067(a)(c)	548,700
345,000	Aircastle Ltd., Series A, (fixed rate to 6/15/2026, variable rate thereafter), 5.250%(a)(b)	328,621
160,000	Blackstone Secured Lending Fund, 2.750%, 9/16/2026	147,484
775,000	Blackstone Secured Lending Fund, 3.625%, 1/15/2026	741,211
880,000	Blue Owl Capital Corp., 3.400%, 7/15/2026	829,057
310,000	Freedom Mortgage Holdings LLC, 9.250%, 2/01/2029(a)	317,269
565,000	GGAM Finance Ltd., 6.875%, 4/15/2029(a)	567,119
18,502	Global Aircraft Leasing Co. Ltd., 7.250% PIK or 6.500% Cash, 9/15/2024(a)(d)	17,598
100,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(a)	101,582
215,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(a)	218,834
535,000	Nationstar Mortgage Holdings, Inc., 5.000%, 2/01/2026(a)	523,553
660,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030(a)	598,805
705,000	Nationstar Mortgage Holdings, Inc., 5.750%, 11/15/2031(a)	650,257
1,980,000	Navient Corp., Series A, MTN, 5.625%, 8/01/2033	1,639,152
715,000	OneMain Finance Corp., 3.500%, 1/15/2027	663,735
60,000	OneMain Finance Corp., 3.875%, 9/15/2028	53,524
1,485,000	OneMain Finance Corp., 4.000%, 9/15/2030	1,270,931
215,000	OneMain Finance Corp., 5.375%, 11/15/2029	202,146
990,000	OneMain Finance Corp., 7.125%, 3/15/2026	1,007,964
675,000	PennyMac Financial Services, Inc., 7.875%, 12/15/2029(a)	693,593
Principal Amount (‡)	Description	Value (†)

	Finance Companies — continued
$1,220,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026(a)	$1,127,186
3,135,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	2,731,210
1,235,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	1,046,157
		16,025,688
	Financial Other — 1.1%
200,000	Agile Group Holdings Ltd., 5.500%, 4/21/2025	30,462
400,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025	55,612
200,000	Central China Real Estate Ltd., 7.250%, 7/16/2024(e)	7,330
200,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(e)	7,174
280,000	Central China Real Estate Ltd., 7.650%, 8/27/2025(e)	9,778
441,195	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(f)	16,510
535,665	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(f)	12,776
55,431	CFLD Cayman Investment Ltd., Zero Coupon, 0.000%–28.181%, 1/31/2031(a)(g)	568
810,000	China Aoyuan Group Ltd., 6.200%, 3/24/2026(e)	12,150
405,000	China Evergrande Group, 8.750%, 6/28/2025(e)	3,645
200,000	China Evergrande Group, 9.500%, 4/11/2022(e)	2,600
700,000	Easy Tactic Ltd., 7.500% PIK or 6.500% Cash, 7/11/2027(d)	21,210
200,000	Fantasia Holdings Group Co. Ltd., 11.875%, 6/01/2023(e)	4,500
3,015,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	2,570,567
825,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	745,586
400,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(e)	12,312
200,000	Kaisa Group Holdings Ltd., 9.950%, 7/23/2025(e)	4,958
800,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(e)	16,000
610,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(e)	12,200
200,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(e)	4,246
210,000	KWG Group Holdings Ltd., 6.300%, 2/13/2026(e)	14,437
205,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(e)	7,370
260,000	Shimao Group Holdings Ltd., 4.750%, 7/03/2022(e)	9,292
See accompanying notes to financial statements.
| 36

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Institutional High Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$200,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(e)	$6,300
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(e)	6,994
76,373	Sunac China Holdings Ltd., 6.000% PIK or 5.000% Cash, 9/30/2026(a)(h)	8,923
76,373	Sunac China Holdings Ltd., 6.250% PIK or 5.250% Cash, 9/30/2027(a)(h)	7,721
152,747	Sunac China Holdings Ltd., 6.500% PIK or 5.500% Cash, 9/30/2027(a)(h)	13,872
229,122	Sunac China Holdings Ltd., 6.750% PIK or 5.750% Cash, 9/30/2028(a)(h)	18,492
229,122	Sunac China Holdings Ltd., 7.000% PIK or 6.000% Cash, 9/30/2029(a)(h)	16,332
107,634	Sunac China Holdings Ltd., 7.250% PIK or 6.250% Cash, 9/30/2030(a)(h)	6,651
200,000	Times China Holdings Ltd., 5.750%, 1/14/2027(e)	5,776
405,000	Times China Holdings Ltd., 6.200%, 3/22/2026(e)	10,631
920,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(e)	46,690
200,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(e)	9,636
205,000	Yuzhou Group Holdings Co. Ltd., 7.850%, 8/12/2026(e)	9,703
295,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(e)	3,027
		3,752,031
	Food & Beverage — 1.2%
680,000	Fiesta Purchaser, Inc., 7.875%, 3/01/2031(a)	702,236
425,000	HLF Financing SARL LLC/Herbalife International, Inc., 4.875%, 6/01/2029(a)	295,375
1,205,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/2032(a)	1,080,543
895,000	Post Holdings, Inc., 4.500%, 9/15/2031(a)	805,046
795,000	Post Holdings, Inc., 6.250%, 2/15/2032(a)	800,541
375,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/01/2029(a)	331,392
		4,015,133
	Gaming — 2.1%
755,000	Light & Wonder International, Inc., 7.000%, 5/15/2028(a)	760,563
1,310,000	Light & Wonder International, Inc., 7.250%, 11/15/2029(a)	1,344,803
260,000	Light & Wonder International, Inc., 7.500%, 9/01/2031(a)	270,375
1,025,000	Melco Resorts Finance Ltd., 5.375%, 12/04/2029(a)	934,954
310,000	Mohegan Tribal Gaming Authority, 8.000%, 2/01/2026(a)	303,338
90,000	Penn Entertainment, Inc., 4.125%, 7/01/2029(a)	77,395
Principal Amount (‡)	Description	Value (†)

	Gaming — continued
$390,000	Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.625%, 9/01/2029(a)	$297,737
745,000	Sands China Ltd., 5.400%, 8/08/2028	730,631
600,000	Studio City Finance Ltd., 5.000%, 1/15/2029(a)	527,922
705,000	Wynn Macau Ltd., 5.500%, 1/15/2026(a)	687,188
1,020,000	Wynn Macau Ltd., 5.625%, 8/26/2028(a)	966,782
		6,901,688
	Government Owned - No Guarantee — 0.3%
490,000	Antares Holdings LP, 7.950%, 8/11/2028(a)	509,192
405,000	Ecopetrol SA, 8.375%, 1/19/2036	408,815
		918,007
	Health Care REITs — 0.2%
795,000	MPT Operating Partnership LP/MPT Finance Corp., 3.500%, 3/15/2031	545,863
	Health Insurance — 0.3%
90,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(a)	80,017
870,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	757,530
		837,547
	Healthcare — 1.8%
190,000	AdaptHealth LLC, 4.625%, 8/01/2029(a)	163,504
965,000	AdaptHealth LLC, 5.125%, 3/01/2030(a)	841,611
1,475,000	CHS/Community Health Systems, Inc., 5.250%, 5/15/2030(a)	1,202,733
150,000	Fortrea Holdings, Inc., 7.500%, 7/01/2030(a)	154,843
185,000	Hologic, Inc., 3.250%, 2/15/2029(a)	165,796
675,000	Medline Borrower LP, 3.875%, 4/01/2029(a)	614,389
895,000	Medline Borrower LP/Medline Co-Issuer, Inc., 6.250%, 4/01/2029(a)	899,008
540,000	MPH Acquisition Holdings LLC, 5.500%, 9/01/2028(a)	459,206
440,000	Neogen Food Safety Corp., 8.625%, 7/20/2030(a)	473,991
665,000	Star Parent, Inc., 9.000%, 10/01/2030(a)	703,773
350,000	U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026(a)	336,974
		6,015,828
	Home Construction — 0.0%
115,000	Forestar Group, Inc., 3.850%, 5/15/2026(a)	109,824
	Independent Energy — 5.3%
585,000	Antero Resources Corp., 5.375%, 3/01/2030(a)	561,822
1,275,000	Baytex Energy Corp., 8.500%, 4/30/2030(a)	1,331,340
270,000	Baytex Energy Corp., 8.750%, 4/01/2027(a)	281,813
585,000	Chesapeake Energy Corp., 6.750%, 4/15/2029(a)	591,268
See accompanying notes to financial statements.
37 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Institutional High Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Independent Energy — continued
$1,050,000	Civitas Resources, Inc., 8.375%, 7/01/2028(a)	$1,105,348
340,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	365,084
490,000	Crescent Energy Finance LLC, 7.250%, 5/01/2026(a)	499,431
770,000	Crescent Energy Finance LLC, 9.250%, 2/15/2028(a)	813,032
655,000	Energean Israel Finance Ltd., 4.875%, 3/30/2026	620,612
345,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	314,637
315,000	Gulfport Energy Corp., 8.000%, 5/17/2026(a)	319,691
1,170,000	Leviathan Bond Ltd., 6.750%, 6/30/2030	1,082,568
440,000	Matador Resources Co., 5.875%, 9/15/2026	440,047
1,135,000	Matador Resources Co., 6.500%, 4/15/2032(a)	1,136,377
515,000	Matador Resources Co., 6.875%, 4/15/2028(a)	526,884
260,000	MEG Energy Corp., 5.875%, 2/01/2029(a)	255,481
795,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028(a)	806,916
1,105,000	Northern Oil & Gas, Inc., 8.750%, 6/15/2031(a)	1,166,838
590,000	Permian Resources Operating LLC, 5.875%, 7/01/2029(a)	580,172
185,000	Permian Resources Operating LLC, 6.875%, 4/01/2027(a)	185,070
615,000	Permian Resources Operating LLC, 7.000%, 1/15/2032(a)	638,010
315,000	Range Resources Corp., 8.250%, 1/15/2029	327,664
1,540,000	Sanchez Energy Corp., 6.125%, 1/15/2023(e)	77,000
1,580,000	Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.875%, 11/01/2028(a)	1,634,196
135,000	SM Energy Co., 5.625%, 6/01/2025	134,359
210,000	SM Energy Co., 6.625%, 1/15/2027	209,813
430,000	SM Energy Co., 6.750%, 9/15/2026	430,430
360,000	Southwestern Energy Co., 5.375%, 2/01/2029	349,644
345,000	Strathcona Resources Ltd., 6.875%, 8/01/2026(a)	345,602
500,000	Vital Energy, Inc., 7.875%, 4/15/2032(a)	507,934
20,000	Vital Energy, Inc., 9.750%, 10/15/2030	21,871
		17,660,954
	Industrial Other — 0.1%
385,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 2/01/2026(a)	380,235
	Leisure — 3.9%
1,830,000	Carnival Corp., 5.750%, 3/01/2027(a)	1,811,216
1,545,000	Carnival Corp., 6.000%, 5/01/2029(a)	1,524,467
110,000	Carnival Corp., 7.000%, 8/15/2029(a)	114,728
2,765,000	NCL Corp. Ltd., 5.875%, 3/15/2026(a)	2,729,472
Principal Amount (‡)	Description	Value (†)

	Leisure — continued
$5,000	NCL Corp. Ltd., 5.875%, 3/15/2026	$4,936
640,000	NCL Corp. Ltd., 8.125%, 1/15/2029(a)	677,239
295,000	NCL Finance Ltd., 6.125%, 3/15/2028(a)	291,317
465,000	Royal Caribbean Cruises Ltd., 3.700%, 3/15/2028	432,790
1,315,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026(a)	1,269,032
1,730,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	1,709,939
305,000	SeaWorld Parks & Entertainment, Inc., 5.250%, 8/15/2029(a)	287,264
565,000	Viking Cruises Ltd., 5.875%, 9/15/2027(a)	554,330
260,000	Viking Cruises Ltd., 7.000%, 2/15/2029(a)	261,125
870,000	Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029(a)	846,667
335,000	VOC Escrow Ltd., 5.000%, 2/15/2028(a)	322,298
		12,836,820
	Lodging — 1.8%
255,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(a)	219,555
2,105,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 4.875%, 7/01/2031(a)	1,884,680
705,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 5.000%, 6/01/2029(a)	657,484
715,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 6.625%, 1/15/2032(a)	717,887
610,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	557,999
180,000	Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028	168,702
450,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	413,790
1,435,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	1,310,239
		5,930,336
	Media Entertainment — 1.0%
875,000	Advantage Sales & Marketing, Inc., 6.500%, 11/15/2028(a)	824,422
240,000	AMC Networks, Inc., 10.250%, 1/15/2029(a)	241,743
1,630,000	iHeartCommunications, Inc., 4.750%, 1/15/2028(a)	1,144,919
495,000	iHeartCommunications, Inc., 6.375%, 5/01/2026	422,278
735,000	Stagwell Global LLC, 5.625%, 8/15/2029(a)	668,115
		3,301,477
See accompanying notes to financial statements.
| 38

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Institutional High Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Metals & Mining — 2.7%
$480,000	Alcoa Nederland Holding BV, 7.125%, 3/15/2031(a)	$488,954
900,000	ATI, Inc., 4.875%, 10/01/2029	846,897
550,000	ATI, Inc., 7.250%, 8/15/2030	568,492
965,000	Cleveland-Cliffs, Inc., 7.000%, 3/15/2032(a)	977,738
510,000	Commercial Metals Co., 4.125%, 1/15/2030	469,578
865,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027(a)	829,332
1,580,000	First Quantum Minerals Ltd., 9.375%, 3/01/2029(a)	1,636,746
1,075,000	GrafTech Finance, Inc., 4.625%, 12/15/2028(a)	691,301
460,000	GrafTech Global Enterprises, Inc., 9.875%, 12/15/2028(a)	342,341
355,000	Mineral Resources Ltd., 8.000%, 11/01/2027(a)	361,855
735,000	Mineral Resources Ltd., 8.125%, 5/01/2027(a)	743,539
655,000	Mineral Resources Ltd., 9.250%, 10/01/2028(a)	689,846
163,000	U.S. Steel Corp., 6.875%, 3/01/2029	164,564
		8,811,183
	Midstream — 5.1%
320,000	AmeriGas Partners LP/AmeriGas Finance Corp., 9.375%, 6/01/2028(a)	331,363
520,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/2029(a)	500,063
820,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.625%, 2/01/2032(a)	823,580
240,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 7.875%, 5/15/2026(a)	245,019
595,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031(a)	562,344
665,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/2029(a)	679,077
1,695,000	Energy Transfer LP, Series A, 3 mo. USD SOFR + 4.290%, 9.597%(b)(c)	1,687,790
485,000	EnLink Midstream LLC, 6.500%, 9/01/2030(a)	498,818
90,000	EnLink Midstream Partners LP, 5.050%, 4/01/2045	74,322
370,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	322,004
640,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	569,823
85,000	Enterprise Products Operating LLC, Series E, (fixed rate to 8/16/2027, variable rate thereafter), 5.250%, 8/16/2077	80,657
1,080,000	EQM Midstream Partners LP, 4.125%, 12/01/2026	1,038,509
Principal Amount (‡)	Description	Value (†)

	Midstream — continued
$330,000	EQM Midstream Partners LP, 4.750%, 1/15/2031(a)	$306,885
140,000	EQM Midstream Partners LP, 6.500%, 7/15/2048	140,419
1,230,000	EQM Midstream Partners LP, 7.500%, 6/01/2027(a)	1,261,236
210,000	EQM Midstream Partners LP, 7.500%, 6/01/2030(a)	224,478
570,000	Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/01/2026(a)	557,656
320,000	Global Partners LP/GLP Finance Corp., 8.250%, 1/15/2032(a)	331,854
350,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(a)	321,618
895,000	Hess Midstream Operations LP, 5.125%, 6/15/2028(a)	866,061
175,000	Hess Midstream Operations LP, 5.625%, 2/15/2026(a)	173,601
135,000	ITT Holdings LLC, 6.500%, 8/01/2029(a)	123,201
1,025,000	Kinetik Holdings LP, 5.875%, 6/15/2030(a)	1,002,579
920,000	Kinetik Holdings LP, 6.625%, 12/15/2028(a)	936,334
680,000	New Fortress Energy, Inc., 6.500%, 9/30/2026(a)	654,732
350,000	Sunoco LP/Sunoco Finance Corp., 4.500%, 5/15/2029	325,331
1,555,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(a)	1,321,132
320,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	284,544
785,000	Venture Global LNG, Inc., 8.375%, 6/01/2031(a)	809,546
		17,054,576
	Non-Agency Commercial Mortgage-Backed Securities — 1.3%
800,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 4.919%, 5/10/2047(a)(c)	549,342
165,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037(a)	84,374
205,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.152%, 8/10/2044(a)(c)	150,722
1,830,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.152%, 8/10/2044(a)(c)	673,974
425,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.696%, 6/10/2047(a)(c)	186,845
621,800	JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class C, 4.111%, 8/15/2046(c)	571,452
See accompanying notes to financial statements.
39 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Institutional High Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$1,135,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.077%, 8/15/2046(c)	$695,275
475,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.284%, 10/15/2030(a)(c)	334,437
190,252	Starwood Retail Property Trust, Series 2014-STAR, Class A, Prime + 0.000%, 8.500%, 11/15/2027(a)(c)	139,048
310,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class B, 4.322%, 8/15/2050	287,504
545,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class C, 4.458%, 8/15/2050	294,366
215,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.331%, 12/15/2045(c)	166,386
185,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class C, 4.189%, 8/15/2046(c)	142,248
		4,275,973
	Office REITs — 0.1%
380,000	Hudson Pacific Properties LP, 3.950%, 11/01/2027	336,660
	Oil Field Services — 1.7%
420,000	Diamond Foreign Asset Co./Diamond Finance LLC, 8.500%, 10/01/2030(a)	443,271
170,000	Oceaneering International, Inc., 6.000%, 2/01/2028	167,487
325,000	Seadrill Finance Ltd., 8.375%, 8/01/2030(a)	340,986
380,000	Solaris Midstream Holdings LLC, 7.625%, 4/01/2026(a)	384,132
405,000	Transocean Aquila Ltd., 8.000%, 9/30/2028(a)	415,695
1,009,125	Transocean Poseidon Ltd., 6.875%, 2/01/2027(a)	1,010,284
410,000	Transocean Titan Financing Ltd., 8.375%, 2/01/2028(a)	426,692
625,000	Transocean, Inc., 7.500%, 1/15/2026(a)	620,681
820,000	Transocean, Inc., 8.000%, 2/01/2027(a)	813,907
10,000	Transocean, Inc., 8.000%, 2/01/2027	9,926
500,000	USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/2029(a)	506,228
440,000	Weatherford International Ltd., 8.625%, 4/30/2030(a)	459,346
		5,598,635
	Other REITs — 0.5%
120,000	Service Properties Trust, 3.950%, 1/15/2028	102,700
60,000	Service Properties Trust, 4.750%, 10/01/2026	55,925
215,000	Service Properties Trust, 4.950%, 2/15/2027	198,866
Principal Amount (‡)	Description	Value (†)

	Other REITs — continued
$875,000	Service Properties Trust, 8.625%, 11/15/2031(a)	$933,132
450,000	Starwood Property Trust, Inc., 7.250%, 4/01/2029(a)	453,582
		1,744,205
	Packaging — 0.4%
422,598	ARD Finance SA, 7.250% PIK or 6.500% Cash, 6/30/2027(i)	141,419
410,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.250%, 9/01/2028(a)	354,167
305,000	Clydesdale Acquisition Holdings, Inc., 8.750%, 4/15/2030(a)	299,674
270,000	LABL, Inc., 10.500%, 7/15/2027(a)	267,724
330,000	Mauser Packaging Solutions Holding Co., 9.250%, 4/15/2027(a)	327,372
		1,390,356
	Pharmaceuticals — 3.3%
3,190,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	1,740,795
160,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030(a)	66,007
965,000	Bausch Health Cos., Inc., 6.125%, 2/01/2027(a)	601,282
640,000	Cheplapharm Arzneimittel GmbH, 5.500%, 1/15/2028(a)	613,587
360,000	Perrigo Finance Unlimited Co., 4.650%, 6/15/2030	330,933
770,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	749,242
245,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	292,051
200,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	249,611
265,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	247,746
5,915,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	4,077,816
510,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	493,718
715,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	767,488
515,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	564,852
		10,795,128
	Property & Casualty Insurance — 3.4%
355,000	Acrisure LLC/Acrisure Finance, Inc., 4.250%, 2/15/2029(a)	320,498
820,000	Acrisure LLC/Acrisure Finance, Inc., 8.250%, 2/01/2029(a)	823,680
495,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.750%, 10/15/2027(a)	487,686
800,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(a)	808,015
See accompanying notes to financial statements.
| 40

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Institutional High Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Property & Casualty Insurance — continued
$670,000	AmWINS Group, Inc., 4.875%, 6/30/2029(a)	$625,367
720,000	AmWINS Group, Inc., 6.375%, 2/15/2029(a)	723,887
1,200,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(a)	1,194,583
810,000	Ardonagh Group Finance Ltd., 8.875%, 2/15/2032(a)	799,731
425,000	BroadStreet Partners, Inc., 5.875%, 4/15/2029(a)	393,365
850,000	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 7.250%, 2/15/2031(a)	853,210
2,540,000	HUB International Ltd., 7.250%, 6/15/2030(a)	2,610,350
935,000	Liberty Mutual Group, Inc., 4.300%, 2/01/2061(a)	598,157
1,920,000	MBIA Insurance Corp., 3 mo. USD SOFR + 11.522%, 16.836%, 1/15/2033(a)(f)	52,243
1,065,000	Panther Escrow Issuer LLC, 7.125%, 6/01/2031(a)	1,082,796
		11,373,568
	Refining — 0.4%
865,000	CVR Energy, Inc., 8.500%, 1/15/2029(a)	875,835
325,000	PBF Holding Co. LLC/PBF Finance Corp., 7.875%, 9/15/2030(a)	336,775
		1,212,610
	Restaurants — 1.4%
245,000	1011778 BC ULC/New Red Finance, Inc., 3.500%, 2/15/2029(a)	223,745
265,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(a)	249,051
1,815,000	1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/2028(a)	1,716,865
340,000	Bloomin' Brands, Inc./OSI Restaurant Partners LLC, 5.125%, 4/15/2029(a)	315,350
735,000	Papa John's International, Inc., 3.875%, 9/15/2029(a)	651,816
875,000	Yum! Brands, Inc., 3.625%, 3/15/2031	774,311
700,000	Yum! Brands, Inc., 4.625%, 1/31/2032	645,973
		4,577,111
	Retailers — 2.0%
480,000	Asbury Automotive Group, Inc., 4.500%, 3/01/2028	457,001
635,000	Asbury Automotive Group, Inc., 4.625%, 11/15/2029(a)	585,994
525,000	Bath & Body Works, Inc., 5.250%, 2/01/2028	514,157
75,000	Bath & Body Works, Inc., 6.625%, 10/01/2030(a)	76,612
315,000	Bath & Body Works, Inc., 6.875%, 11/01/2035	322,106
90,000	Crocs, Inc., 4.125%, 8/15/2031(a)	77,979
Principal Amount (‡)	Description	Value (†)

	Retailers — continued
$1,680,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(a)	$1,642,435
165,000	Hanesbrands, Inc., 9.000%, 2/15/2031(a)	169,528
85,000	Lithia Motors, Inc., 4.375%, 1/15/2031(a)	76,137
390,000	Michaels Cos., Inc., 7.875%, 5/01/2029(a)	292,591
370,000	NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026(a)	362,330
545,000	Parkland Corp., 4.500%, 10/01/2029(a)	504,081
1,025,000	Parkland Corp., 4.625%, 5/01/2030(a)	944,946
725,000	Sonic Automotive, Inc., 4.625%, 11/15/2029(a)	650,177
90,000	Victoria's Secret & Co., 4.625%, 7/15/2029(a)	73,859
		6,749,933
	Technology — 5.6%
600,000	AthenaHealth Group, Inc., 6.500%, 2/15/2030(a)	548,771
1,232,000	Boost Newco Borrower LLC, 7.500%, 1/15/2031(a)	1,289,674
805,000	Cloud Software Group, Inc., 6.500%, 3/31/2029(a)	763,914
2,610,000	CommScope Technologies LLC, 5.000%, 3/15/2027	1,008,087
565,000	CommScope Technologies LLC, 5.000%, 3/15/2027(a)	218,226
500,000	CommScope, Inc., 4.750%, 9/01/2029(a)	361,190
365,000	CommScope, Inc., 6.000%, 3/01/2026(a)	333,975
700,000	Elastic NV, 4.125%, 7/15/2029(a)	629,933
935,000	Entegris, Inc., 5.950%, 6/15/2030(a)	923,927
270,000	Everi Holdings, Inc., 5.000%, 7/15/2029(a)	267,488
419,804	GoTo Group, Inc., 5.500%, 5/01/2028(a)	281,802
303,996	GoTo Group, Inc., 5.500%, 5/01/2028(a)	263,337
360,000	Iron Mountain, Inc., 4.500%, 2/15/2031(a)	324,806
975,000	Iron Mountain, Inc., 5.250%, 3/15/2028(a)	943,339
405,000	Iron Mountain, Inc., 5.250%, 7/15/2030(a)	383,121
520,000	McAfee Corp., 7.375%, 2/15/2030(a)	476,864
1,040,000	NCR Atleos Corp., 9.500%, 4/01/2029(a)	1,112,393
910,000	NCR Voyix Corp., 5.000%, 10/01/2028(a)	848,277
640,000	NCR Voyix Corp., 5.125%, 4/15/2029(a)	593,570
45,000	NCR Voyix Corp., 5.250%, 10/01/2030(a)	40,715
665,000	Neptune Bidco U.S., Inc., 9.290%, 4/15/2029(a)	628,806
765,000	Newfold Digital Holdings Group, Inc., 11.750%, 10/15/2028(a)	828,047
725,000	Open Text Corp., 6.900%, 12/01/2027(a)	749,643
40,000	Open Text Holdings, Inc., 4.125%, 2/15/2030(a)	35,835
380,000	Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.000%, 6/15/2029(a)	338,614
175,000	Pitney Bowes, Inc., 6.875%, 3/15/2027(a)	159,795
190,000	Sabre Global, Inc., 8.625%, 6/01/2027(a)	166,729
630,000	Sabre Global, Inc., 11.250%, 12/15/2027(a)	591,260
400,000	Seagate HDD Cayman, 4.091%, 6/01/2029	369,548
540,000	Seagate HDD Cayman, 8.250%, 12/15/2029(a)	580,211
See accompanying notes to financial statements.
41 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Institutional High Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$30,600	Seagate HDD Cayman, 9.625%, 12/01/2032	$34,862
1,125,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	973,127
125,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(a)	113,768
1,085,000	UKG, Inc., 6.875%, 2/01/2031(a)	1,105,319
335,000	Western Digital Corp., 2.850%, 2/01/2029	291,464
		18,580,437
	Transportation Services — 0.5%
1,650,000	Rand Parent LLC, 8.500%, 2/15/2030(a)	1,632,527
	Treasuries — 0.4%
7,652(j )	Brazil Notas do Tesouro Nacional, Series NTNF, 10.000%, 1/01/2029, (BRL)	1,490,588
	Wireless — 1.0%
665,000	Altice France Holding SA, 10.500%, 5/15/2027(a)	245,565
655,000	Altice France SA, 5.125%, 1/15/2029(a)	448,547
685,000	Altice France SA, 5.500%, 10/15/2029(a)	464,932
705,000	Altice France SA, 8.125%, 2/01/2027(a)	551,069
1,735,000	SoftBank Group Corp., 4.625%, 7/06/2028	1,612,960
105,000	Vodafone Group PLC, (fixed rate to 12/04/2050, variable rate thereafter), 5.125%, 6/04/2081	79,248
		3,402,321
	Wirelines — 2.0%
935,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	855,291
1,255,000	Frontier Communications Holdings LLC, 5.000%, 5/01/2028(a)	1,164,907
1,375,000	Frontier Communications Holdings LLC, 5.875%, 10/15/2027(a)	1,331,188
630,000	Iliad Holding SASU, 6.500%, 10/15/2026(a)	624,099
705,000	Level 3 Financing, Inc., 3.625%, 1/15/2029(a)	315,396
245,000	Level 3 Financing, Inc., 4.250%, 7/01/2028(a)	115,150
465,000	Lumen Technologies, Inc., 4.000%, 2/15/2027(a)	287,119
1,185,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	1,121,086
805,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.750%, 4/15/2028(a)	702,866
		6,517,102
	Total Non-Convertible Bonds (Identified Cost $290,262,896)	270,971,135

Principal Amount (‡)	Description	Value (†)

Convertible Bonds — 3.2%
	Cable Satellite — 1.5%
$7,350,000	DISH Network Corp., 3.375%, 8/15/2026	$4,575,375
505,000	DISH Network Corp., Zero Coupon, 6.944%–33.748%, 12/15/2025(g)	368,650
		4,944,025
	Consumer Cyclical Services — 0.1%
90,000	Booking Holdings, Inc., 0.750%, 5/01/2025	173,700
110,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028(a)	136,070
85,000	Zillow Group, Inc., 1.375%, 9/01/2026	104,709
		414,479
	Electric — 0.1%
165,000	Evergy, Inc., 4.500%, 12/15/2027(a)	167,722
110,000	NRG Energy, Inc., 2.750%, 6/01/2048	181,995
		349,717
	Financial Other — 0.0%
94,879	Sunac China Holdings Ltd., 1.000% PIK or 0.000% Cash, 9/30/2032(a)(d)	5,693
	Healthcare — 0.1%
245,000	Envista Holdings Corp., 1.750%, 8/15/2028(a)	215,447
	Leisure — 0.3%
475,000	Carnival Corp., 5.750%, 12/01/2027	714,875
120,000	NCL Corp. Ltd., 1.125%, 2/15/2027	113,418
65,000	Royal Caribbean Cruises Ltd., 6.000%, 8/15/2025	184,730
		1,013,023
	Pharmaceuticals — 0.6%
2,130,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	2,100,819
	Technology — 0.5%
95,000	Datadog, Inc., 0.125%, 6/15/2025	133,855
110,000	Nutanix, Inc., 0.250%, 10/01/2027	134,750
160,000	ON Semiconductor Corp., 0.500%, 3/01/2029	157,440
45,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	128,430
95,000	Shift4 Payments, Inc., 0.500%, 8/01/2027	88,113
75,000	Shift4 Payments, Inc., Zero Coupon, 0.000%, 12/15/2025	80,250
110,000	Wolfspeed, Inc., 0.250%, 2/15/2028	64,185
See accompanying notes to financial statements.
| 42

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Institutional High Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$1,325,000	Wolfspeed, Inc., 1.875%, 12/01/2029	$739,482
95,000	Zscaler, Inc., 0.125%, 7/01/2025	129,433
		1,655,938
	Total Convertible Bonds (Identified Cost $12,804,177)	10,699,141
	Total Bonds and Notes (Identified Cost $303,067,073)	281,670,276

Senior Loans — 5.2%
	Aerospace & Defense — 0.4%
1,122,188	TransDigm, Inc., 2023 Term Loan J, 3 mo. USD SOFR + 3.250%, 8.598%, 2/28/2031(c)(k)	1,127,394
154,657	TransDigm, Inc., 2024 Term Loan I, 8/24/2028(l)	155,142
		1,282,536
	Brokerage — 0.5%
288,773	Edelman Financial Center LLC, 2021 Term Loan B, 4/07/2028(l)	288,703
189,028	Edelman Financial Center LLC, 2021 Term Loan B, 1 mo. USD SOFR + 3.500%, 8.945%, 4/07/2028(c)(k)	188,983
500,000	Eisner Advisory Group LLC, 2024 Term Loan B, 2/28/2031(l)	501,250
495,729	HighTower Holdings LLC, 2021 Term Loan B, 4/21/2028(l)	495,729
		1,474,665
	Building Materials — 0.1%
418,869	MI Windows & Doors LLC, 2024 Term Loan B2, 3/21/2031(l)	420,440
	Chemicals — 0.2%
547,250	Chemours Co., 2023 USD Term Loan B, 1 mo. USD SOFR + 3.500%, 8.830%, 8/18/2028(c)(k)	544,514
	Consumer Cyclical Services — 0.1%
432,902	PUG LLC, 2024 Extended Term Loan B, 1 mo. USD SOFR + 4.750%, 10.075%, 3/15/2030(c)(k)	432,721
	Electric — 0.1%
198,500	Talen Energy Supply LLC, 2023 Term Loan B, 3 mo. USD SOFR + 4.500%, 9.826%, 5/17/2030(c)(k)	199,103
	Food & Beverage — 0.2%
698,250	Chobani LLC, 2023 Incremental Term Loan, 1 mo. USD SOFR + 3.750%, 9.075%, 10/25/2027(c)(k)	701,741
	Healthcare — 0.9%
832,077	Bausch & Lomb Corp., Term Loan, 5/10/2027(l)	821,260
Principal Amount (‡)	Description	Value (†)

	Healthcare — continued
$844,139	Inception Holdco SARL, 2024 USD Term Loan B, 3/14/2031(l)	$843,084
543,270	IVC Acquisition Ltd., 2023 USD Term Loan B, 3 mo. USD SOFR + 5.500%, 10.809%, 12/12/2028(c)(k)	543,438
927,333	Star Parent, Inc., Term Loan B, 3 mo. USD SOFR + 4.000%, 9.309%, 9/27/2030(c)(k)	921,073
		3,128,855
	Leisure — 0.5%
1,313,239	Carnival Corp., 2021 Incremental Term Loan B, 1 mo. USD SOFR + 3.250%, 8.695%, 10/18/2028(c)(k)	1,313,514
280,200	Carnival Corp., 2023 Term Loan B, 1 mo. USD SOFR + 3.000%, 8.319%, 8/08/2027(c)(k)	280,377
		1,593,891
	Media Entertainment — 0.3%
345,206	MH Sub I LLC, 2023 Term Loan, 1 mo. USD SOFR + 4.250%, 9.580%, 5/03/2028(c)(k)	342,773
640,000	Wood Mackenzie Ltd., 2024 Term Loan B, 3 mo. USD SOFR + 3.500%, 8.814%, 1/31/2031(c)(k)	641,920
		984,693
	Property & Casualty Insurance — 0.9%
1,221,647	Acrisure LLC, 2020 Term Loan B, 1 mo. USD LIBOR + 3.500%, 8.945%, 2/15/2027(c)(k)	1,219,033
188,980	AssuredPartners, Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 3.750%, 9.077%, 2/12/2027(c)(k)	189,060
836,000	Asurion LLC, 2023 Term Loan B11, 8/19/2028(l)	805,486
413,930	Truist Insurance Holdings LLC, 2nd Lien Term Loan, 3/08/2032(l)	416,000
93,352	USI, Inc., 2023 Acquisition Term Loan, 3 mo. USD SOFR + 3.250%, 8.552%, 9/27/2030(c)(k)	93,380
383,155	USI, Inc., 2023 Term Loan B, 3 mo. USD SOFR + 3.000%, 8.302%, 11/22/2029(c)(k)	383,101
		3,106,060
	Technology — 0.8%
838,000	Cotiviti Corp., 2024 Term Loan, 2/21/2031(l)	835,905
848,556	CT Technologies Intermediate Holdings, Inc., 2021 Term Loan B, 12/16/2025(l)	845,374
See accompanying notes to financial statements.
43 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Institutional High Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$413,962	Iron Mountain, Inc., 2023 Term Loan B, 1 mo. USD SOFR + 2.250%, 7.580%, 1/31/2031(c)(k)	$410,166
715,413	Neptune Bidco U.S., Inc., 2022 USD Term Loan B, 3 mo. USD SOFR + 5.000%, 10.423%, 4/11/2029(c)(k)	658,666
		2,750,111
	Transportation Services — 0.2%
823,687	PODS LLC, 2021 Term Loan B, 1 mo. USD SOFR + 3.000%, 8.329%, 3/31/2028(c)(k)	809,363
	Total Senior Loans (Identified Cost $17,356,613)	17,428,693

Shares
Common Stocks— 2.8%
	Aerospace & Defense — 0.1%
648	Lockheed Martin Corp.	294,756
	Air Freight & Logistics — 0.1%
1,367	United Parcel Service, Inc., Class B	203,177
	Banks — 0.1%
1,222	JPMorgan Chase & Co.	244,767
	Beverages — 0.1%
3,401	Coca-Cola Co.	208,073
	Biotechnology — 0.2%
3,422	AbbVie, Inc.	623,146
	Capital Markets — 0.0%
95	BlackRock, Inc.	79,201
805	Morgan Stanley	75,799
		155,000
	Chemicals — 0.0%
229	Linde PLC	106,329
	Communications Equipment — 0.0%
3,419	Cisco Systems, Inc.	170,642
	Consumer Staples Distribution & Retail — 0.1%
271	Costco Wholesale Corp.	198,543
2,820	Walmart, Inc.	169,679
		368,222
	Containers & Packaging — 0.0%
485	Packaging Corp. of America	92,043
	Electric Utilities — 0.1%
2,024	Duke Energy Corp.	195,741
	Electrical Equipment — 0.0%
853	Emerson Electric Co.	96,747
Shares	Description	Value (†)
	Financial Services — 0.0%
273	Mastercard, Inc., Class A	$131,469
	Ground Transportation — 0.0%
531	Union Pacific Corp.	130,589
	Health Care Equipment & Supplies — 0.1%
1,685	Abbott Laboratories	191,517
	Health Care Providers & Services — 0.2%
1,205	Elevance Health, Inc.	624,841
424	UnitedHealth Group, Inc.	209,753
		834,594
	Hotels, Restaurants & Leisure — 0.1%
2,360	Starbucks Corp.	215,680
	Household Products — 0.1%
1,236	Procter & Gamble Co.	200,541
	IT Services — 0.0%
123	Accenture PLC, Class A	42,633
	Life Sciences Tools & Services — 0.0%
232	Thermo Fisher Scientific, Inc.	134,841
	Machinery — 0.0%
423	Deere & Co.	173,743
	Media — 0.3%
110,256	Altice USA, Inc., Class A(f)	287,768
6,205	Comcast Corp., Class A	268,987
27,529	iHeartMedia, Inc., Class A(f)	57,535
26,766	Paramount Global, Class B	315,036
		929,326
	Metals & Mining — 0.0%
4,845	Newmont Corp.	173,645
	Oil, Gas & Consumable Fuels — 0.4%
42,669	Battalion Oil Corp.(f)	241,507
3,030	Diamondback Energy, Inc.	600,455
839	Pioneer Natural Resources Co.	220,238
4,853	Williams Cos., Inc.	189,121
		1,251,321
	Pharmaceuticals — 0.2%
4,691	Bristol-Myers Squibb Co.	254,393
1,481	Johnson & Johnson	234,279
1,078	Merck & Co., Inc.	142,242
		630,914
	Professional Services — 0.0%
357	Clarivate PLC(f)	2,653
	Semiconductors & Semiconductor Equipment — 0.2%
165	Broadcom, Inc.	218,693
2,093	Microchip Technology, Inc.	187,763
1,301	QUALCOMM, Inc.	220,259
		626,715
See accompanying notes to financial statements.
| 44

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Institutional High Income Fund (continued)
Shares	Description	Value (†)
	Software — 0.1%
493	Microsoft Corp.	$207,415
	Specialized REITs — 0.1%
991	American Tower Corp.	195,812
	Specialty Retail — 0.1%
511	Home Depot, Inc.	196,020
	Technology Hardware, Storage & Peripherals — 0.1%
1,216	Apple, Inc.	208,520
321	IQOR US, Inc.(f)	294
		208,814
	Trading Companies & Distributors — 0.0%
1,573	Fastenal Co.	121,341
	Total Common Stocks (Identified Cost $15,472,419)	9,358,226

Principal Amount (‡)
Collateralized Loan Obligations — 1.9%
$325,000	Battalion CLO XVI Ltd., Series 2019-16A, Class ER, 3 mo. USD SOFR + 6.862%, 12.179%, 12/19/2032(a)(c)	314,712
920,000	Clover CLO LLC, Series 2021-2A, Class E, 3 mo. USD SOFR + 6.762%, 12.079%, 7/20/2034(a)(c)	913,534
730,000	NYACK Park CLO Ltd., Series 2021-1A, Class E, 3 mo. USD SOFR + 6.362%, 11.679%, 10/20/2034(a)(c)	725,560
730,000	Octagon Investment Partners 44 Ltd., Series 2019-1A, Class ER, 3 mo. USD SOFR + 7.012%, 12.326%, 10/15/2034(a)(c)	655,653
735,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class ER, 3 mo. USD SOFR + 6.622%, 11.939%, 4/21/2034(a)(c)	734,894
985,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class ER, 3 mo. USD SOFR + 6.512%, 11.829%, 7/02/2035(a)(c)	997,257
470,000	Palmer Square CLO Ltd., Series 2021-3A, Class E, 3 mo. USD SOFR + 6.412%, 11.726%, 1/15/2035(a)(c)	469,724
730,000	Palmer Square CLO Ltd., Series 2021-4A, Class E, 3 mo. USD SOFR + 6.312%, 11.626%, 10/15/2034(a)(c)	728,036
Principal Amount (‡)	Description	Value (†)
$285,000	PPM CLO 5 Ltd., Series 2021-5A, Class E, 3 mo. USD SOFR + 6.762%, 12.060%, 10/18/2034(a)(c)	$280,016
445,000	Whetstone Park CLO Ltd., Series 2021-1A, Class E, 3 mo. USD SOFR + 6.412%, 11.729%, 1/20/2035(a)(c)	440,786
	Total Collateralized Loan Obligations (Identified Cost $6,347,577)	6,260,172

Shares
Exchange-Traded Funds — 0.8%
33,000	iShares® iBoxx $ High Yield Corporate Bond ETF (Identified Cost$2,897,347)	2,565,090

Preferred Stocks — 0.4%

Convertible Preferred Stocks — 0.2%
	Midstream — 0.1%
3,556	El Paso Energy Capital Trust I, 4.750%	170,546
	Technology — 0.1%
14,311	Clarivate PLC, Series A, 5.250%	425,323
	Total Convertible Preferred Stocks (Identified Cost $663,606)	595,869

Non-Convertible Preferred Stocks — 0.2%
	Household Durables — 0.1%
21,265	Hovnanian Enterprises, Inc., 7.625%	378,517
	Industrial REITs — 0.1%
3,363	Prologis, Inc., Series Q, 8.540%	181,635
	Total Non-Convertible Preferred Stocks (Identified Cost $192,799)	560,152
	Total Preferred Stocks (Identified Cost $856,405)	1,156,021
See accompanying notes to financial statements.
45 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Institutional High Income Fund (continued)

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 5.5%
$12,544,743	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2024 at 3.500% to be repurchased at $12,549,621 on 4/01/2024 collateralized by $13,793,800 U.S. Treasury Note, 0.750% due 4/30/2026 valued at $12,795,686 including accrued interest (Note 2 of Notes to Financial Statements)	$12,544,743
5,870,000	U.S. Treasury Bills, 5.180%–5.268%, 4/09/2024(m)(n)	5,863,163
	Total Short-Term Investments (Identified Cost $18,407,953)	18,407,906
	Total Investments — 101.4% (Identified Cost $364,405,387)	336,846,384
	Other assets less liabilities — (1.4)%	(4,599,037)
	Net Assets — 100.0%	$332,247,347

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the value of
Rule 144A holdings amounted to $216,264,121 or 65.1% of net
assets.

(b)	Perpetual bond with no specified maturity date.
(c)
Variable rate security. Rate as of March 31, 2024 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(d)
Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or
additional principal. For the period ended March 31, 2024,
interest payments were made in principal.

(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Non-income producing security.
(g)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(h)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. No payments were received during the period.
(i)
Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or
additional principal. For the period ended March 31, 2024,
interest payments were made in cash.

(j)	Amount shown represents units. One unit represents a principal amount of 1,000.
(k)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 1.00%, to which the spread is added.

(l)	Position is unsettled. Contract rate was not determined at March 31, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(m)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of
Investments.

(n)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

BRL	Brazilian Real
EUR	Euro
At March 31, 2024, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	6/18/2024	EUR	S	445,000	$486,269	$481,562	$4,707
See accompanying notes to financial statements.
| 46

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Institutional High Income Fund (continued)
Industry Summary at March 31, 2024 (Unaudited)
Cable Satellite	8.9%
Technology	7.0
Independent Energy	5.3
Midstream	5.2
Finance Companies	4.8
Leisure	4.7
Property & Casualty Insurance	4.3
Pharmaceuticals	4.1
Consumer Cyclical Services	3.0
Aerospace & Defense	3.0
Healthcare	2.8
Metals & Mining	2.7
Building Materials	2.5
Chemicals	2.2
Gaming	2.1
Automotive	2.0
Retailers	2.0
Wirelines	2.0
Other Investments, less than 2% each	24.6
Collateralized Loan Obligations	1.9
Short-Term Investments	5.5
Exchange-Traded Funds	0.8
Total Investments	101.4
Other assets less liabilities (including forward foreign currency contracts)	(1.4)
Net Assets	100.0%
See accompanying notes to financial statements.
47 |

Statements of Assets and Liabilities
March 31, 2024 (Unaudited)

	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund
ASSETS
Investments at cost	$458,939,264	$417,819,731	$127,185,435
Net unrealized depreciation	(31,108,373)	(34,831,824)	(17,257,302)
Investments at value	427,830,891	382,987,907	109,928,133
Cash	39,674	180	489,133
Due from brokers (Note 2)	—	529,542	1,334,000
Foreign currency at value (identified cost $33, $3,762,780 and $0, respectively)	33	3,721,190	—
Receivable for Fund shares sold	—	2,073,927	52,339
Receivable from investment adviser (Note 6)	—	—	9,927
Receivable for securities sold	28,226,833	—	—
Collateral received for open forward foreign currency contracts (Notes 2 and 4)	—	130,000	—
Dividends and interest receivable	4,659,268	3,175,907	187,512
Unrealized appreciation on forward foreign currency contracts (Note 2)	11,243	395,608	—
Tax reclaims receivable	278	43,447	271
Receivable for variation margin on futures contracts (Note 2)	234,078	—	—
Prepaid expenses (Note 9)	528	537	483
TOTAL ASSETS	461,002,826	393,058,245	112,001,798
LIABILITIES
Payable for securities purchased	24,247,961	—	—
Payable for Fund shares redeemed	—	448,489	51,034
Payable for variation margin on futures contracts (Note 2)	—	17,151	—
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	412,422	—
Foreign taxes payable (Note 2)	298	470	—
Due to brokers (Note 2)	—	130,000	—
Management fees payable (Note 6)	186,346	141,942	—
Deferred Trustees’ fees (Note 6)	247,513	348,769	121,841
Administrative fees payable (Note 6)	16,732	15,046	4,280
Payable to distributor (Note 6d)	—	3,313	1,367
Other accounts payable and accrued expenses	61,347	130,492	70,008
TOTAL LIABILITIES	24,760,197	1,648,094	248,530
COMMITMENTS AND CONTINGENCIES(a)	—	—	—
NET ASSETS	$436,242,629	$391,410,151	$111,753,268
NET ASSETS CONSIST OF:
Paid-in capital	$476,305,974	$495,575,990	$167,204,650
Accumulated loss	(40,063,345)	(104,165,839)	(55,451,382)
NET ASSETS	$436,242,629	$391,410,151	$111,753,268
See accompanying notes to financial statements.
| 48

Statements of Assets and Liabilities (continued)
March 31, 2024 (Unaudited)
	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class shares:
Net assets	$436,242,629	$196,530,916	$69,947,664
Shares of beneficial interest	37,667,871	13,735,674	7,300,305
Net asset value, offering and redemption price per share	$11.58	$14.31	$9.58
Retail Class shares:
Net assets	$—	$93,041,762	$26,234,065
Shares of beneficial interest	—	6,658,530	2,743,555
Net asset value, offering and redemption price per share	$—	$13.97	$9.56
Class N shares:
Net assets	$—	$101,837,473	$15,571,539
Shares of beneficial interest	—	7,089,675	1,623,550
Net asset value, offering and redemption price per share	$—	$14.36	$9.59

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
49 |

Statements of Assets and Liabilities (continued)
March 31, 2024 (Unaudited)

Institutional High Income Fund
ASSETS
Investments at cost	$364,405,387
Net unrealized depreciation	(27,559,003)
Investments at value	336,846,384
Cash	66,049
Due from brokers (Note 2)	570,000
Foreign currency at value (identified cost $127)	126
Receivable for securities sold	1,608,699
Dividends and interest receivable	4,812,221
Unrealized appreciation on forward foreign currency contracts (Note 2)	4,707
Prepaid expenses (Note 9)	518
TOTAL ASSETS	343,908,704
LIABILITIES
Payable for securities purchased	11,242,636
Management fees payable (Note 6)	163,812
Deferred Trustees’ fees (Note 6)	184,543
Administrative fees payable (Note 6)	12,680
Payable to distributor (Note 6d)	527
Other accounts payable and accrued expenses	57,159
TOTAL LIABILITIES	11,661,357
COMMITMENTS AND CONTINGENCIES(a)	—
NET ASSETS	$332,247,347
NET ASSETS CONSIST OF:
Paid-in capital	$387,844,689
Accumulated loss	(55,597,342)
NET ASSETS	$332,247,347
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class shares:
Net assets	$332,247,347
Shares of beneficial interest	60,014,734
Net asset value, offering and redemption price per share	$5.54

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
| 50

Statements of Operations
For the Six Months Ended March 31, 2024 (Unaudited)

	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund
INVESTMENT INCOME
Interest	$12,404,059	$7,267,739	$1,402,576
Dividends	173,669	—	—
Less net foreign taxes withheld	(6,258)	(24,067)	—
	12,571,470	7,243,672	1,402,576
Expenses
Management fees (Note 6)	1,091,408	1,134,790	153,302
Service and distribution fees (Note 6)	—	125,142	34,220
Administrative fees (Note 6)	100,242	94,805	28,189
Trustees' fees and expenses (Note 6)	38,020	46,741	20,808
Transfer agent fees and expenses (Notes 6, 7 and 8)	5,128	167,360	60,527
Audit and tax services fees	31,343	30,159	25,436
Custodian fees and expenses	15,245	26,146	5,240
Interest expense (Note 11)	232	21,954	—
Legal fees	6,028	5,597	1,478
Registration fees	20,343	41,504	41,876
Shareholder reporting expenses	9,427	48,729	39,262
Miscellaneous expenses	23,366	24,313	19,800
Total expenses	1,340,782	1,767,240	430,138
Less waiver and/or expense reimbursement (Note 6)	—	(216,893)	(153,106)
Less expense offset (Note 8)	(161)	(4,301)	(1,087)
Net expenses	1,340,621	1,546,046	275,945
Net investment income	11,230,849	5,697,626	1,126,631
Net realized and unrealized gain (loss) on Investments, Futures contracts, Swap agreements, Forward foreign currency contracts and Foreign currency transactions
Net realized gain (loss) on:
Investments	(3,850,826)	(11,784,762)	(4,855,683)
Futures contracts	1,422,717	490,970	72,265
Swap agreements	—	—	(18,809)
Forward foreign currency contracts (Note 2d)	(6,761)	(1,137,689)	12,815
Foreign currency transactions (Note 2c)	(6,062)	118,042	(5,652)
Net change in unrealized appreciation (depreciation) on:
Investments	22,715,307	31,453,856	9,174,894
Futures contracts	2,603,027	691,471	—
Swap agreements	—	—	69,450
Forward foreign currency contracts (Note 2d)	(6,821)	(21,723)	(11,301)
Foreign currency translations (Note 2c)	242	29,417	5,216
Net realized and unrealized gain on Investments, Futures contracts, Swap agreements, Forward foreign currency contracts and Foreign currency transactions	22,870,823	19,839,582	4,443,195
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,101,672	$25,537,208	$5,569,826
See accompanying notes to financial statements.
51 |

Statements of Operations (continued)
For the Six Months Ended March 31, 2024 (Unaudited)

Institutional High Income Fund
INVESTMENT INCOME
Interest	$12,258,150
Dividends	294,622
Less net foreign taxes withheld	(850)
12,551,922
Expenses
Management fees (Note 6)	935,901
Administrative fees (Note 6)	74,093
Trustees' fees and expenses (Note 6)	30,241
Transfer agent fees and expenses (Notes 6, 7 and 8)	24,780
Audit and tax services fees	29,022
Custodian fees and expenses	12,297
Legal fees	4,593
Registration fees	20,249
Shareholder reporting expenses	9,769
Miscellaneous expenses	21,724
Total expenses	1,162,669
Less expense offset (Note 8)	(170)
Net investment income	11,389,423
Net realized and unrealized gain (loss) on Investments, Swap agreements, Forward foreign currency contracts and Foreign currency transactions
Net realized gain (loss) on:
Investments	(4,256,178)
Swap agreements	397,093
Forward foreign currency contracts (Note 2d)	(2,830)
Foreign currency transactions (Note 2c)	(2,081)
Net change in unrealized appreciation (depreciation) on:
Investments	16,761,759
Forward foreign currency contracts (Note 2d)	(2,855)
Foreign currency translations (Note 2c)	22
Net realized and unrealized gain on Investments, Swap agreements, Forward foreign currency contracts and Foreign currency transactions	12,894,930
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,284,353
See accompanying notes to financial statements.
| 52

Statements of Changes in Net Assets

	Fixed Income Fund		Global Bond Fund
	Six Months Ended March 31,2024 (Unaudited)	Year Ended September 30,2023	Six Months Ended March 31,2024 (Unaudited)	Year Ended September 30,2023
FROM OPERATIONS:
Net investment income	$11,230,849	$17,139,681	$5,697,626	$11,280,098
Net realized loss on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	(2,440,932)	(9,919,486)	(12,313,439)	(40,276,141)
Net change in unrealized appreciation on investments, futures contracts, forward foreign currency contracts and foreign currency translations	25,311,755	5,718,244	32,153,021	42,592,367
Net increase in net assets resulting from operations	34,101,672	12,938,439	25,537,208	13,596,324
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(19,053,551)	(6,051,005)	—	—
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 13)	(2,327,536)	16,936,243	(60,861,140)	(100,908,806)
Net increase (decrease) in net assets	12,720,585	23,823,677	(35,323,932)	(87,312,482)
NET ASSETS
Beginning of the period	423,522,044	399,698,367	426,734,083	514,046,565
End of the period	$436,242,629	$423,522,044	$391,410,151	$426,734,083
See accompanying notes to financial statements.
53 |

Statements of Changes in Net Assets (continued)

	Inflation Protected Securities Fund		Institutional High Income Fund
	Six Months Ended March 31,2024 (Unaudited)	Year Ended September 30,2023	Six Months Ended March 31,2024 (Unaudited)	Year Ended September 30,2023
FROM OPERATIONS:
Net investment income	$1,126,631	$4,846,741	$11,389,423	$20,245,685
Net realized loss on investments, futures contracts, swap agreements, forward foreign currency contracts and foreign currency transactions	(4,795,064)	(17,596,266)	(3,863,996)	(20,002,661)
Net change in unrealized appreciation on investments, futures contracts, swap agreements, forward foreign currency contracts and foreign currency translations	9,238,259	16,583,726	16,758,926	24,469,707
Net increase in net assets resulting from operations	5,569,826	3,834,201	24,284,353	24,712,731
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(660,875)	(4,548,824)	(19,690,498)	(15,201,101)
Retail Class	(194,962)	(1,212,172)	—	—
Class N	(126,768)	(667,949)	—	—
Total distributions	(982,605)	(6,428,945)	(19,690,498)	(15,201,101)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 13)	(29,644,178)	(81,488,073)	14,910,344	(8,833,771)
Net increase (decrease) in net assets	(25,056,957)	(84,082,817)	19,504,199	677,859
NET ASSETS
Beginning of the period	136,810,225	220,893,042	312,743,148	312,065,289
End of the period	$111,753,268	$136,810,225	$332,247,347	$312,743,148
See accompanying notes to financial statements.
| 54

Financial Highlights
For a share outstanding throughout each period.

	Fixed Income Fund – Institutional Class
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$11.18	$10.99	$13.52	$13.17	$13.49	$13.40
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.29	0.46	0.33	0.44	0.55	0.59
Net realized and unrealized gain (loss)	0.62	(0.10)	(2.06)	0.73	(0.31)	0.19
Total from Investment Operations	0.91	0.36	(1.73)	1.17	0.24	0.78
LESS DISTRIBUTIONS FROM:
Net investment income	(0.51)	(0.11)	(0.29)	(0.64)	(0.56)	(0.59)
Net realized capital gains	—	(0.06)	(0.51)	(0.18)	—	(0.10)
Total Distributions	(0.51)	(0.17)	(0.80)	(0.82)	(0.56)	(0.69)
Net asset value, end of the period	$11.58	$11.18	$10.99	$13.52	$13.17	$13.49
Total return	8.18%(b)	3.26%	(13.63)%	9.08%	1.78%	6.29%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$436,243	$423,522	$399,698	$511,058	$633,060	$776,812
Net expenses	0.61%(c)	0.61%	0.58%	0.59%	0.58%	0.57%
Gross expenses	0.61%(c)	0.61%	0.58%	0.59%	0.58%	0.57%
Net investment income	5.15%(c)	4.06%	2.66%	3.27%	4.23%	4.51%
Portfolio turnover rate	27%	35%	36%	99%(d)	29%	14%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	The variation in the Fund's turnover rate from 2020 to 2021 was primarily due to a repositioning of the portfolio due to a change in the portfolio management team.

See accompanying notes to financial statements.
55 |

Financial Highlights (continued)
For a share outstanding throughout each period.
	Global Bond Fund – Institutional Class
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$13.47	$13.22	$17.62	$18.33	$17.07	$16.16
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20	0.33	0.25	0.27	0.33	0.33
Net realized and unrealized gain (loss)	0.64	(0.08)(b)	(3.93)	(0.07)	1.12	0.69
Total from Investment Operations	0.84	0.25	(3.68)	0.20	1.45	1.02
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	(0.38)	(0.35)	(0.08)	(0.05)
Net realized capital gains	—	—	(0.34)	(0.56)	(0.11)	(0.06)
Total Distributions	—	—	(0.72)	(0.91)	(0.19)	(0.11)
Net asset value, end of the period	$14.31	$13.47	$13.22	$17.62	$18.33	$17.07
Total return(c)	6.24%(d)	1.89%	(21.73)%	0.91%	8.57%	6.27%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$196,531	$229,010	$258,963	$381,340	$375,501	$353,872
Net expenses(e)	0.70%(f)(g)	0.69%	0.70%(h)	0.69%	0.69%	0.70%(h)
Gross expenses	0.82%(f)(g)	0.78%	0.75%(h)	0.75%	0.76%	0.76%(h)
Net investment income	2.81%(g)	2.35%	1.58%	1.47%	1.90%	2.00%
Portfolio turnover rate	24%	49%	103%(i)	267%	273%	215%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.69% and the ratio of gross expenses would have been 0.81%.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.69% and the ratio of gross expenses would have been 0.75%.
(i)	The variation in the Fund's turnover rate from 2021 to 2022 was primarily due to a change in trading strategy from a previously utilized auction strategy used in prior fiscal years.

See accompanying notes to financial statements.
| 56

Financial Highlights (continued)
For a share outstanding throughout each period.
	Global Bond Fund – Retail Class
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$13.17	$12.96	$17.29	$18.00	$16.76	$15.86
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18	0.29	0.21	0.22	0.28	0.28
Net realized and unrealized gain (loss)	0.62	(0.08)(b)	(3.87)	(0.07)	1.10	0.68
Total from Investment Operations	0.80	0.21	(3.66)	0.15	1.38	0.96
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	(0.33)	(0.30)	(0.03)	(0.00)(c)
Net realized capital gains	—	—	(0.34)	(0.56)	(0.11)	(0.06)
Total Distributions	—	—	(0.67)	(0.86)	(0.14)	(0.06)
Net asset value, end of the period	$13.97	$13.17	$12.96	$17.29	$18.00	$16.76
Total return(d)	6.07%(e)	1.62%	(21.96)%	0.67%	8.32%	6.08%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$93,042	$103,003	$117,540	$171,318	$178,887	$207,251
Net expenses(f)	0.95%(g)(h)	0.94%	0.95%(i)	0.94%	0.94%	0.95%(i)
Gross expenses	1.07%(g)(h)	1.03%	1.00%(i)	1.00%	1.01%	1.01%(i)
Net investment income	2.56%(h)	2.10%	1.33%	1.22%	1.65%	1.75%
Portfolio turnover rate	24%	49%	103%(j)	267%	273%	215%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Amount rounds to less than $0.01 per share.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.94% and the ratio of gross expenses would have been 1.06%.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.94% and the ratio of gross expenses would have been 1.00%.
(j)	The variation in the Fund's turnover rate from 2021 to 2022 was primarily due to a change in trading strategy from a previously utilized auction strategy used in prior fiscal years.

See accompanying notes to financial statements.
57 |

Financial Highlights (continued)
For a share outstanding throughout each period.
	Global Bond Fund– Class N
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$13.52	$13.26	$17.68	$18.39	$17.12	$16.21
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20	0.33	0.26	0.27	0.33	0.34
Net realized and unrealized gain (loss)	0.64	(0.07)(b)	(3.95)	(0.07)	1.14	0.69
Total from Investment Operations	0.84	0.26	(3.69)	0.20	1.47	1.03
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	(0.39)	(0.35)	(0.09)	(0.06)
Net realized capital gains	—	—	(0.34)	(0.56)	(0.11)	(0.06)
Total Distributions	—	—	(0.73)	(0.91)	(0.20)	(0.12)
Net asset value, end of the period	$14.36	$13.52	$13.26	$17.68	$18.39	$17.12
Total return(c)	6.21%(d)	1.96%	(21.73)%	0.95%	8.66%	6.31%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$101,837	$94,721	$137,544	$195,829	$157,341	$246,394
Net expenses(e)	0.65%(f)(g)	0.64%	0.65%(h)	0.64%	0.64%	0.65%(h)
Gross expenses	0.72%(f)(g)	0.68%	0.66%(h)	0.66%	0.66%	0.66%(h)
Net investment income	2.86%(g)	2.39%	1.63%	1.51%	1.93%	2.06%
Portfolio turnover rate	24%	49%	103%(i)	267%	273%	215%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.64% and the ratio of gross expenses would have been 0.71%.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.64% and the ratio of gross expenses would have been 0.65%.
(i)	The variation in the Fund’s turnover rate from 2021 to 2022 was primarily due to a change in trading strategy from a previously utilized auction strategy used in prior fiscal years.

See accompanying notes to financial statements.
| 58

Financial Highlights (continued)
For a share outstanding throughout each period.
	Inflation Protected Securities Fund – Institutional Class
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$9.24	$9.53	$11.94	$11.78	$10.59	$10.13
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09	0.27	0.66	0.44	0.11	0.20
Net realized and unrealized gain (loss)	0.33	(0.17)	(2.09)	0.18	1.18	0.48
Total from Investment Operations	0.42	0.10	(1.43)	0.62	1.29	0.68
LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	(0.39)	(0.84)	(0.46)	(0.10)	(0.22)
Net realized capital gains	—	—	(0.14)	—	—	—
Total Distributions	(0.08)	(0.39)	(0.98)	(0.46)	(0.10)	(0.22)
Net asset value, end of the period	$9.58	$9.24	$9.53	$11.94	$11.78	$10.59
Total return(b)	4.56%(c)	0.99%	(12.55)%	5.33%	12.20%	6.73%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$69,948	$93,240	$176,873	$217,863	$116,549	$24,076
Net expenses(d)	0.40%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Gross expenses	0.65%(e)	0.56%	0.49%	0.52%	0.70%	0.96%
Net investment income	1.90%(e)	2.73%	5.90%	3.65%	1.00%	1.92%
Portfolio turnover rate	10%	36%	107%	57%	82%	246%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.
59 |

Financial Highlights (continued)
For a share outstanding throughout each period.
	Inflation Protected Securities Fund – Retail Class
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$9.22	$9.51	$11.92	$11.77	$10.57	$10.11
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08	0.26	0.62	0.45	0.10	0.18
Net realized and unrealized gain (loss)	0.33	(0.18)	(2.07)	0.14	1.17	0.47
Total from Investment Operations	0.41	0.08	(1.45)	0.59	1.27	0.65
LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)	(0.37)	(0.82)	(0.44)	(0.07)	(0.19)
Net realized capital gains	—	—	(0.14)	—	—	—
Total Distributions	(0.07)	(0.37)	(0.96)	(0.44)	(0.07)	(0.19)
Net asset value, end of the period	$9.56	$9.22	$9.51	$11.92	$11.77	$10.57
Total return(b)	4.44%(c)	0.74%	(12.79)%	5.04%	12.09%	6.47%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$26,234	$29,500	$31,496	$33,949	$7,805	$1,076
Net expenses(d)	0.65%(e)	0.65%	0.65%	0.65%	0.65%	0.65%
Gross expenses	0.91%(e)(f)	0.81%	0.74%	0.77%	0.95%	1.21%
Net investment income	1.63%(e)	2.67%	5.50%	3.76%	0.91%	1.77%
Portfolio turnover rate	10%	36%	107%	57%	82%	246%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes transfer agent fees and expenses before expense offset. Without this expense offset the ratio of gross expenses would have been 0.90%. See Note 8 of Notes to Financial Statements.

See accompanying notes to financial statements.
| 60

Financial Highlights (continued)
For a share outstanding throughout each period.
	Inflation Protected Securities Fund– Class N
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$9.25	$9.54	$11.95	$11.79	$10.59	$10.13
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09	0.31	0.70	0.49	0.10	0.21
Net realized and unrealized gain (loss)	0.33	(0.20)	(2.12)	0.14	1.20	0.47
Total from Investment Operations	0.42	0.11	(1.42)	0.63	1.30	0.68
LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	(0.40)	(0.85)	(0.47)	(0.10)	(0.22)
Net realized capital gains	—	—	(0.14)	—	—	—
Total Distributions	(0.08)	(0.40)	(0.99)	(0.47)	(0.10)	(0.22)
Net asset value, end of the period	$9.59	$9.25	$9.54	$11.95	$11.79	$10.59
Total return(b)	4.58%(c)	1.05%	(12.49)%	5.37%	12.33%	6.78%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$15,572	$14,070	$12,523	$8,401	$3,291	$1,779
Net expenses(d)	0.35%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Gross expenses	0.58%(e)	0.47%	0.41%	0.46%	0.68%	0.91%
Net investment income	1.89%(e)	3.14%	6.26%	4.06%	0.90%	2.09%
Portfolio turnover rate	10%	36%	107%	57%	82%	246%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.
61 |

Financial Highlights (continued)
For a share outstanding throughout each period.
	Institutional High Income Fund – Institutional Class
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$5.46	$5.31	$6.56	$5.99	$6.44	$6.90
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19	0.33	0.28	0.26	0.29	0.34
Net realized and unrealized gain (loss)	0.23	0.08	(1.15)	0.63	(0.32)	(0.35)
Total from Investment Operations	0.42	0.41	(0.87)	0.89	(0.03)	(0.01)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.34)	(0.26)	(0.23)	(0.32)	(0.37)	(0.37)
Net realized capital gains	—	—	(0.15)	—	(0.05)	(0.08)
Total Distributions	(0.34)	(0.26)	(0.38)	(0.32)	(0.42)	(0.45)
Net asset value, end of the period	$5.54	$5.46	$5.31	$6.56	$5.99	$6.44
Total return	7.91%(b)	7.88%	(14.06)%	15.16%	(0.67)%	0.20%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$332,247	$312,743	$312,065	$364,445	$516,815	$572,393
Net expenses	0.72%(c)	0.72%	0.69%	0.70%	0.69%	0.68%
Gross expenses	0.72%(c)	0.72%	0.69%	0.70%	0.69%	0.68%
Net investment income	7.06%(c)	6.12%	4.70%	4.07%	4.84%	5.33%
Portfolio turnover rate	26%	64%	65%	105%(d)	25%	23%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	The variation in the Fund's turnover rate from 2020 to 2021 was primarily due to a repositioning of the portfolio due to a change in the portfolio management team.
See accompanying notes to financial statements.
| 62

Notes to Financial Statements
March 31, 2024 (Unaudited)
1.Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Loomis Sayles Fixed Income Fund (“Fixed Income Fund”)
Loomis Sayles Global Bond Fund (“Global Bond Fund”)
Loomis Sayles Inflation Protected Securities Fund (“Inflation Protected Securities Fund”)
Loomis Sayles Institutional High Income Fund (“Institutional High Income Fund”)
Each Fund is a diversified investment company.
Each Fund offers Institutional Class shares. Global Bond Fund and Inflation Protected Securities Fund also offer Retail Class shares and Class N shares.
Each share class is sold without a sales charge. Retail Class shares pay a Rule 12b-1 fee. Class N shares are offered with an initial minimum investment of $1,000,000. Institutional Class shares are intended for institutional investors with a minimum initial investment of $100,000 for Global Bond Fund and Inflation Protected Securities Fund and $3,000,000 for Fixed Income Fund and Institutional High Income Fund. Certain categories of investors are exempted from the minimum investment amounts for Class N and Institutional Class as outlined in the relevant Fund's prospectus.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, and Gateway Trust (“Natixis Funds Trusts”) and Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Retail Class), and transfer agent fees are borne collectively for Institutional Class and Retail Class, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation.  Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations ("CLOs") are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service. Bilateral credit default swaps are fair valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swaps are fair valued based on prices supplied by an
63 |

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
independent pricing source. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Loan consent fees, upfront origination fees and/or amendment fees are recorded when received and included in interest income on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For payment-in-kind securities, income received in-kind is reflected as an increase to the principal and cost basis of the securities. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of the investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
d. Forward Foreign Currency Contracts. A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the
| 64

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
e. Futures Contracts. A Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
f. Option Contracts. A Fund may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.
When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument or index underlying the written option.
Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced. OTC options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. Option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
g. Swap Agreements. A Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a
65 |

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily, and fluctuations in value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.
Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Funds face the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Funds based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Funds’ counterparty credit risk is reduced as the CCP stands between the Funds and the counterparty. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
h. When-Issued and Delayed Delivery Transactions. A Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.
Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party.
Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.
There were no when-issued or delayed delivery securities held by the Funds as of March 31, 2024.
i. Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2024 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities
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Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
j. Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, paydown gains and losses, convertible bond adjustments, net operating losses, return of capital distributions received, capital gain distributions received, swaps, distribution re-designations, distributions in excess of income and/or capital gains and premium amortization. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, premium amortization, swaps, forward foreign currency contract mark-to-market, convertible bond adjustments, distributions in excess of income and/or capital gains, foreign currency gains and losses, return of capital distributions received, trust preferred securities, corporate actions, straddle loss deferral adjustments, futures contract mark-to-market and defaulted and/ or non-income producing securities. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2023 was as follows:
	2023 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
Fixed Income Fund	$4,963,120	$1,087,885	$6,051,005
Global Bond Fund	—	—	—
Inflation Protected Securities Fund	6,428,945	—	6,428,945
Institutional High Income Fund	15,201,101	—	15,201,101
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of September 30, 2023, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:
	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund	Institutional High Income Fund
Capital loss carryforward:
Short-term:
No expiration date	$(3,583,755)	$(10,875,864)	$(9,041,686)	$(2,248,535)
Long-term:
No expiration date	(7,553,414)	(37,838,130)	(21,314,310)	(24,644,597)
Total capital loss carryforward	$(11,137,169)	$(48,713,994)	$(30,355,996)	$(26,893,132)
Late-year ordinary and post-October capital loss deferrals*	$ —	$(10,054,892)	$ —	$ —

*
Under current tax law, net operating losses, capital losses, foreign currency losses, losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Global Bond Fund is deferring foreign currency losses.

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Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
As of March 31, 2024, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund	Institutional High Income Fund
Federal tax cost	$460,076,395	$420,548,528	$129,511,525	$365,087,694
Gross tax appreciation	$7,890,954	$5,120,130	$161,677	$8,106,444
Gross tax depreciation	(39,746,439)	(42,722,303)	(19,745,069)	(36,343,047)
Net tax depreciation	$(31,855,485)	$(37,602,173)	$(19,583,392)	$(28,236,603)
Amounts in the tables above exclude certain adjustments that will be made at the end of the Fund's fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.
k. Senior Loans. A Fund’s investment in senior loans may be to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. A Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. The settlement period for senior loans is uncertain as there is no standardized settlement schedule applicable to such investments. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
l. Loan Participations. A Fund’s investment in senior loans may be in the form of participations in loans. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk from both the party from whom it purchased the loan participation and the borrower. Additionally, a Fund may have minimal control over the terms of any loan modification. Loan participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
m. Collateralized Loan Obligations. A Fund may invest in CLOs. A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateralized securities and the class of the instrument in which the Fund invests. CLOs outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
n. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2024, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
o. Due to/from Brokers.  Transactions and positions in certain futures, forward foreign currency contracts and swap agreements are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between a Fund and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for Global Bond Fund represents cash pledged as collateral for forward foreign currency contracts and as initial margin for futures contracts. The due from brokers balance in the Statements of Assets and Liabilities for Inflation Protected Securities Fund represents cash pledged as initial margin for futures contracts and closed centrally cleared swaps agreements. The due from brokers balance in the Statements of Assets and Liabilities for Institutional High Income Fund represents cash pledged as initial margin for closed centrally cleared swaps agreements. The due to brokers balance in the Statements of Assets and Liabilities for Global Bond Fund represents cash received as collateral for forward foreign currency contracts. In certain circumstances a Fund’s use of cash and/or securities held at brokers is restricted by regulation or broker mandated limits.
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Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
p. Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
q. New Accounting Pronouncement. In March 2020, the Financial Accounting Standards Board (“FASB”) issued ASU 2020-04, Reference Rate Reform (Topic 848) (“ASU 2020-04”) in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of the London Interbank Offered Rate (“LIBOR”), which was expected to occur no later than June 30, 2023. In January 2021, FASB issued Accounting Standard Update 2021-01 (“ASU 2021-01”), which is an update of ASU 2020-04. Regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation than LIBOR. ASU 2020-04 provides temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2020-04 amendments offer optional expedients for contract modifications that would allow an entity to account for such modifications by prospectively adjusting the effective interest rate, instead of evaluating each contract, in accordance with existing accounting standards, as to whether reference rate modifications constitute the establishment of new contracts or the continuation of existing contracts. ASU 2021-01 clarifies that certain provisions in Topic 848, if elected by an entity, apply to derivative instruments that use an interest rate for margining, discounting, or contract price alignment that is modified as a result of reference rate reform. In December 2022, FASB issued a further update to Topic 848 under ASU 2022-06, which defers the sunset date of Topic 848 to December 31, 2024, after which entities will no longer be permitted to apply the optional expedients provided in Topic 848. As of June 30, 2023, LIBOR had ceased to be published on a representative basis, and will be replaced by an alternative reference rate at the next reset date subsequent to June 30, 2023 for all investments for which LIBOR is the current reference rate. Management has elected to apply the optional expedients when appropriate and account for such modifications by prospectively adjusting the effective interest rate. There is no material impact to the Funds' financial statements.
r. Regulatory Update. Effective January 24, 2023, the SEC adopted a release (the “Release”) containing rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the new tailored shareholder reports but will be available online, delivered free of charge upon request, and filed with the SEC on a semiannual basis on Form N-CSR. In addition to the removal of financial statements from the new tailored shareholder reports, the Release requires mandatory mailing of the reports, unless a shareholder specifically opts out and chooses electronic delivery. The Release also requires that the new tailored shareholder reports be no longer than 2-4 pages, include only a single share class of a single fund, and use a broad-based securities market index for performance comparison purposes. Management is evaluating the impact of the Release on the content of the current shareholder report and newly created tailored shareholder reports and expects to meet the required compliance date of July 24, 2024.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
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Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of March 31, 2024, at value:
Fixed Income Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$392,064,365	$ —	$392,064,365
Collateralized Loan Obligations	—	14,249,890	—	14,249,890
Common Stocks(a)	7,557,196	—	—	7,557,196
Senior Loans(a)	—	6,124,147	—	6,124,147
Preferred Stocks(a)	1,570,348	—	—	1,570,348
Short-Term Investments	—	6,264,945	—	6,264,945
Total Investments	9,127,544	418,703,347	—	427,830,891
Forward Foreign Currency Contracts (unrealized appreciation)	—	11,243	—	11,243
Futures Contracts (unrealized appreciation)	861,627	—	—	861,627
Total	$9,989,171	$418,714,590	$ —	$428,703,761

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(482,851)	$ —	$ —	$(482,851)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Global Bond Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$378,328,914	$ —	$378,328,914
Short-Term Investments	—	4,658,993	—	4,658,993
Total Investments	—	382,987,907	—	382,987,907
Forward Foreign Currency Contracts (unrealized appreciation)	—	395,608	—	395,608
Futures Contracts (unrealized appreciation)	279,468	—	—	279,468
Total	$279,468	$383,383,515	$ —	$383,662,983

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$ —	$(412,422)	$ —	$(412,422)
Futures Contracts (unrealized depreciation)	(304,206)	—	—	(304,206)
Total	$(304,206)	$(412,422)	$ —	$(716,628)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
| 70

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)

Inflation Protected Securities Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$109,928,133	$ —	$109,928,133
Total Investments	$—	$109,928,133	$—	$109,928,133

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Institutional High Income Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$281,670,276	$ —	$281,670,276
Senior Loans(a)	—	17,428,693	—	17,428,693
Common Stocks
Technology Hardware, Storage & Peripherals	208,520	294	—	208,814
All Other Common Stocks(a)	9,149,412	—	—	9,149,412
Total Common Stocks	9,357,932	294	—	9,358,226
Collateralized Loan Obligations	—	6,260,172	—	6,260,172
Exchange-Traded Funds	2,565,090	—	—	2,565,090
Preferred Stocks
Convertible Preferred Stocks(a)	595,869	—	—	595,869
Non-Convertible Preferred Stocks
Household Durables	378,517	—	—	378,517
Industrial REITs	—	181,635	—	181,635
Total Non-Convertible Preferred Stocks	378,517	181,635	—	560,152
Total Preferred Stocks	974,386	181,635	—	1,156,021
Short-Term Investments	—	18,407,906	—	18,407,906
Total Investments	12,897,408	323,948,976	—	336,846,384
Forward Foreign Currency Contracts (unrealized appreciation)	—	4,707	—	4,707
Total	$12,897,408	$323,953,683	$ —	$336,851,091

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
4.Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Fixed Income Fund, Global Bond Fund, Inflation Protected Securities Fund and Institutional High Income Fund used during the period include forward foreign currency contracts, futures contracts and swap agreements.
The Funds are subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Funds may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Funds may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Funds. During the six months ended March 31, 2024, the Funds engaged in forward foreign currency contracts for hedging purposes and to gain exposure to foreign currencies.
The Funds are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed-income securities. A Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Funds may use futures contracts and interest rate swap agreements to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the six months ended March 31, 2024, Fixed Income Fund, Global Bond Fund and Inflation Protected Securities used futures contracts to manage duration. Inflation Protected Securities Fund also used futures contracts and interest rate swap agreements for hedging purposes.
The Funds are subject to the risk that companies in which the Funds invest will fail financially or otherwise be unwilling or unable to meet their obligations to the Funds. The Funds may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds
71 |

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
it holds without having to sell the bonds. The Funds may also use credit default swaps, as a protection seller, to gain investment exposure. During the six months ended March 31, 2024, Institutional High Income Fund engaged in credit default swap agreements (as a protection seller) to gain investment exposure.
The following is a summary of derivative instruments for Fixed Income Fund as of March 31, 2024, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$11,243	$ —	$11,243
Exchange-traded asset derivatives
Interest rate contracts	—	861,627	861,627
Total asset derivatives	$11,243	$861,627	$872,870

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(482,851)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Fixed Income Fund during the six months ended March 31, 2024, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$ —	$1,422,717
Foreign exchange contracts	(6,761)	—
Total	$(6,761)	$1,422,717

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$ —	$2,603,027
Foreign exchange contracts	(6,821)	—
Total	$(6,821)	$2,603,027
| 72

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
The following is a summary of derivative instruments for Global Bond Fund as of March 31, 2024, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$395,608	$ —	$395,608
Exchange-traded asset derivatives
Interest rate contracts	—	279,468	279,468
Total asset derivatives	$395,608	$279,468	$675,076

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(412,422)	$ —	$(412,422)
Exchange-traded liability derivatives
Interest rate contracts	—	(304,206)	(304,206)
Total liability derivatives	$(412,422)	$(304,206)	$(716,628)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Global Bond Fund during the six months ended March 31, 2024, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$ —	$490,970
Foreign exchange contracts	(1,137,689)	—
Total	$(1,137,689)	$490,970

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$ —	$691,471
Foreign exchange contracts	(21,723)	—
Total	$(21,723)	$691,471
73 |

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
Transactions in derivative instruments for Inflation Protected Securities Fund during the six months ended March 31, 2024, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Forward foreign currency contracts	Futures contracts	Swap agreements
Interest rate contracts	$ —	$72,265	$(18,809)
Foreign exchange contracts	12,815	—	—
Total	$12,815	$72,265	$(18,809)

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts	Swap agreements
Interest rate contracts	$ —	$69,450
Foreign exchange contracts	(11,301)	—
Total	$(11,301)	$69,450
The following is a summary of derivative instruments for Institutional High Income Fund as of March 31, 2024, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$4,707
Transactions in derivative instruments for Institutional High Income Fund during the six months ended March 31, 2024, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Forward foreign currency contracts	Swap agreements
Foreign exchange contracts	$(2,830)	$ —
Credit contracts	—	397,093
Total	$(2,830)	$397,093

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts
Foreign exchange contracts	$(2,855)
As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.
The volume of forward foreign currency contract, futures contract and swap agreement activity, as a percentage of net assets for Fixed Income Fund, Global Bond Fund, Inflation Protected Securities Fund and Institutional High Income Fund based on gross month-end or daily (as
| 74

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
applicable) notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2024:
Fixed Income Fund	Forwards	Futures
Average Notional Amount Outstanding	0.26%	58.57%
Highest Notional Amount Outstanding	0.27%	73.42%
Lowest Notional Amount Outstanding	0.26%	48.17%
Notional Amount Outstanding as of March 31, 2024	0.26%	59.68%

Global Bond Fund	Forwards	Futures
Average Notional Amount Outstanding	28.62%	18.43%
Highest Notional Amount Outstanding	38.83%	20.84%
Lowest Notional Amount Outstanding	15.53%	16.02%
Notional Amount Outstanding as of March 31, 2024	15.53%	17.66%

Inflation Protected Securities Fund	Forwards	Futures	Interest Rate Swaps
Average Notional Amount Outstanding	0.48%	3.07%	3.03%
Highest Notional Amount Outstanding	1.36%	10.77%	9.95%
Lowest Notional Amount Outstanding	0.00%	0.00%	0.00%
Notional Amount Outstanding as of March 31, 2024	0.00%	0.00%	0.00%

Institutional High Income Fund	Forwards	Credit Default Swaps
Average Notional Amount Outstanding	0.15%	0.67%
Highest Notional Amount Outstanding	0.15%	2.00%
Lowest Notional Amount Outstanding	0.14%	0.00%
Notional Amount Outstanding as of March 31, 2024	0.14%	0.00%
Notional amounts outstanding at the end of the prior period, if applicable, are included in the average notional amount outstanding.
Unrealized gain and/or loss on open forwards, futures and swaps is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward, futures and swap contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds' net assets.
Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.
As of March 31, 2024, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:
Fixed Income Fund
Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$11,243	$ —	$11,243	$ —	$11,243
75 |

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)

Global Bond Fund
Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$127,580	$ —	$127,580	$ —	$127,580
BNP Paribas SA	1,888	(1,888)	—	—	—
Citibank N.A.	97,212	—	97,212	(97,212)	—
Goldman Sachs Bank USA	397	(397)	—	—	—
Royal Bank of Canada	4,658	(4,658)	—	—	—
Standard Chartered Bank	6,634	—	6,634	—	6,634
UBS AG	157,239	(65,214)	92,025	—	92,025
	$395,608	$(72,157)	$323,451	$(97,212)	$226,239

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Barclays Bank PLC	$(735)	$ —	$(735)	$ —	$(735)
BNP Paribas SA	(43,094)	1,888	(41,206)	—	(41,206)
Goldman Sachs Bank USA	(6,485)	397	(6,088)	—	(6,088)
Morgan Stanley Capital Services LLC	(275,590)	—	(275,590)	229,542	(46,048)
Royal Bank of Canada	(21,304)	4,658	(16,646)	—	(16,646)
UBS AG	(65,214)	65,214	—	—	—
	$(412,422)	$72,157	$(340,265)	$229,542	$(110,723)

Institutional High Income Fund
Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$4,707	$ —	$4,707	$ —	$4,707
The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank and Trust Company (“State Street Bank”).
Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
| 76

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
5.Purchases and Sales of Securities. For the six months ended March 31, 2024, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:
	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Fixed Income Fund	$21,037,471	$28,969,632	$91,144,402	$90,320,704
Global Bond Fund	31,114,017	39,090,915	63,059,592	107,677,966
Inflation Protected Securities Fund	3,151,343	27,073,545	8,828,571	9,918,975
Institutional High Income Fund	—	—	85,876,390	77,680,830
6.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.
Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Over $10 Billion
Fixed Income Fund	0.50%	0.50%	0.50%	0.50%	0.50%
Global Bond Fund	0.55%	0.50%	0.48%	0.45%	0.40%
Inflation Protected Securities Fund	0.25%	0.25%	0.25%	0.25%	0.25%
Institutional High Income Fund	0.58%	0.58%	0.58%	0.58%	0.58%
Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertaking are in effect until January 31, 2025, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, are net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
For the six months ended March 31, 2024 the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Class N
Fixed Income Fund	0.65%	— %	— %
Global Bond Fund	0.69%	0.94%	0.64%
Inflation Protected Securities Fund	0.40%	0.65%	0.35%
Institutional High Income Fund	0.73%	— %	— %
Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
77 |

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
For the six months ended March 31, 2024, the management fees and waivers of management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Fixed Income Fund	$1,091,408	$ —	$1,091,408	0.50%	0.50%
Global Bond Fund	1,134,790	216,893	917,897	0.55%	0.44%
Inflation Protected Securities Fund	153,302	151,487	1,815	0.25%	0.00%
Institutional High Income Fund	935,901	—	935,901	0.58%	0.58%

[1]	Management fee waivers are subject to possible recovery until September 30, 2025.
No expenses were recovered for any of the Funds during the six months ended March 31, 2024 under the terms of the expense limitation agreements.
b. Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust.
Pursuant to Rule 12b-1 under the 1940 Act, Global Bond Fund and Inflation Protected Securities Fund have adopted a Distribution Plan relating to each Fund’s Retail Class shares (the “Retail Class Plans”).
Under the Retail Class Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Retail Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.
For the six months ended March 31, 2024, the distribution fees for each Fund were as follows:
Fund	Retail Class
Global Bond Fund	$125,142
Inflation Protected Securities Fund	34,220
c. Administrative Fees.  Natixis Advisors, LLC (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
For the six months ended March 31, 2024, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
Fixed Income Fund	$100,242
Global Bond Fund	94,805
Inflation Protected Securities Fund	28,189
Institutional High Income Fund	74,093
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account
| 78

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.
For the six months ended March 31, 2024, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:
Fund	Sub-Transfer Agent Fees
Global Bond Fund	$139,658
Inflation Protected Securities Fund	50,016
Institutional High Income Fund	20,843
As of March 31, 2024, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):
Fund	Reimbursements of Sub-Transfer Agent Fees
Global Bond Fund	$3,313
Inflation Protected Securities Fund	1,367
Institutional High Income Fund	527
Sub-transfer agent fees attributable to Institutional Class and Retail Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.
e. Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $400,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $225,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $25,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
Prior to January 1, 2024, the Chairperson of the Board of Trustees received a retainer fee at the annual rate of $369,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $210,000. Each Independent Trustee received a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attended in person. The Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each received an additional retainer fee at the annual rate of $20,000. All other Trustees fees remained unchanged.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trust.
79 |

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
f. Affiliated Ownership. As of March 31, 2024, the percentage of each Fund’s net assets owned by affiliates is as follows:
Percentage of Net Assets
Inflation Protected Securities Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	4.47%
Loomis Sayles Non- Qualified Retirement Plans	9.96%
Natixis Sustainable Future 2015 Fund	0.86%
Natixis Sustainable Future 2020 Fund	0.63%
Natixis Sustainable Future 2025 Fund	0.72%
Natixis Sustainable Future 2030 Fund	0.86%
Natixis Sustainable Future 2035 Fund	0.86%
Natixis Sustainable Future 2040 Fund	0.76%
Natixis Sustainable Future 2045 Fund	0.50%
Natixis Sustainable Future 2050 Fund	0.22%
Natixis Sustainable Future 2055 Fund	0.01%
19.85%
Institutional High Income Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	5.76%
Loomis Sayles Non- Qualified Retirement Plans	7.39%
Loomis Sayles Employees	13.74%
Natixis and Affiliates	17.54%
44.43%
Investment activities of affiliated shareholders could have material impacts on the Funds.
g. Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to Inflation Protected Securities Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through January 31, 2025 and is not subject to recovery under the expense limitation agreement described above.
For the six months ended March 31, 2024, Natixis Advisors reimbursed the Fund $1,619 for transfer agency expenses related to Class N shares.
7.Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses for Global Bond Fund and Inflation Protected Securities Fund attributable to Institutional Class and Retail Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
For the six months ended March 31, 2024, Global Bond Fund and Inflation Protected Securities Fund incurred the following class-specific transfer agent fees and expenses (net of expense offsets and including sub-transfer agent fees, where applicable):
	Transfer Agent Fees and Expenses
Fund	Institutional Class	Retail Class	Class N
Global Bond Fund	$109,185	$51,128	$2,746
Inflation Protected Securities Fund	43,232	14,589	1,619
8.Expense Offset Arrangements. The Funds have entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Funds' cash balances. Transfer agent fees and expenses are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses.
9. Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid certain legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.
| 80

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
For the six months ended March 31, 2024, none of the Funds had borrowings under this agreement.
10.Risk. Certain Funds’ investments in foreign securities, as applicable, may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Funds’ investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
11.Interest Expense.  Fixed Income Fund and Global Bond Fund incurred interest expense on cash overdrafts. Interest expense incurred for the six months ended March 31, 2024 are reflected on the Statements of Operations.
12.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2024, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds' total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 6f)	Total Percentage of Ownership
Fixed Income Fund	7	61.30%	—	61.30%
Global Bond Fund	2	13.58%	—	13.58%
Inflation Protected Securities Fund	1	16.80%	19.85%	36.65%
Institutional High Income Fund	1	20.08%	44.43%	64.51%
Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.
13.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
Fixed Income Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	451,934	$5,172,645	2,890,331	$32,655,465
Issued in connection with the reinvestment of distributions	1,647,461	18,830,483	531,632	5,975,549
Redeemed	(2,299,745)	(26,330,664)	(1,924,924)	(21,694,771)
Increase (decrease) from capital share transactions	(200,350)	$(2,327,536)	1,497,039	$16,936,243
81 |

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
13.Capital Shares (continued).

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
Global Bond Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	777,712	$10,998,483	3,726,239	$52,204,626
Redeemed	(4,044,773)	(56,925,887)	(6,318,212)	(88,549,846)
Net change	(3,267,061)	$(45,927,404)	(2,591,973)	$(36,345,220)
Retail Class
Issued from the sale of shares	456,002	$6,164,042	1,470,580	$19,944,442
Redeemed	(1,618,356)	(22,307,229)	(2,722,425)	(37,073,401)
Net change	(1,162,354)	$(16,143,187)	(1,251,845)	$(17,128,959)
Class N
Issued from the sale of shares	801,231	$11,393,077	1,483,309	$20,766,079
Redeemed	(718,497)	(10,183,626)	(4,850,760)	(68,200,706)
Net change	82,734	$1,209,451	(3,367,451)	$(47,434,627)
Decrease from capital share transactions	(4,346,681)	$(60,861,140)	(7,211,269)	$(100,908,806)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
Inflation Protected Securities Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	567,609	$5,375,936	3,045,279	$29,563,914
Issued in connection with the reinvestment of distributions	68,337	655,575	471,031	4,519,612
Redeemed	(3,428,066)	(32,415,466)	(11,989,124)	(116,475,940)
Net change	(2,792,120)	$(26,383,955)	(8,472,814)	$(82,392,414)
Retail Class
Issued from the sale of shares	172,775	$1,624,892	978,076	$9,440,601
Issued in connection with the reinvestment of distributions	20,350	194,962	126,780	1,211,738
Redeemed	(649,082)	(6,082,567)	(1,217,822)	(11,885,361)
Net change	(455,957)	$(4,262,713)	(112,966)	$(1,233,022)
Class N
Issued from the sale of shares	464,322	$4,427,754	857,383	$8,380,603
Issued in connection with the reinvestment of distributions	13,205	126,768	68,672	658,034
Redeemed	(375,488)	(3,552,032)	(717,922)	(6,901,274)
Net change	102,039	$1,002,490	208,133	$2,137,363
Decrease from capital share transactions	(3,146,038)	$(29,644,178)	(8,377,647)	$(81,488,073)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
Institutional High Income Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	683,863	$3,776,437	11,855,806	$62,899,685
Issued in connection with the reinvestment of distributions	2,913,343	15,702,920	2,289,111	12,155,178
Redeemed	(829,486)	(4,569,013)	(15,681,063)	(83,888,634)
Increase (decrease) from capital share transactions	2,767,720	$14,910,344	(1,536,146)	$(8,833,771)
| 82

LOOMIS SAYLES FUNDS
Loomis Sayles Funds, a Boston-based family of mutual funds advised by Loomis, Sayles & Company, L.P., offers a range of fixed income and equity investments to fit the goals of the most demanding investor. Investment minimums and a pricing structure that includes multiple share classes make the funds suitable investments for individual investors, retirement plan participants, high net worth individuals and small institutions, including endowments and foundations.
PHONE 800-633-3330 FOR THE FOLLOWING FUND INFORMATION:
•  Net asset values, yields, distribution information, fund information and fund literature
•  Speak to a customer service representative regarding new or existing accounts
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Please visit www.loomissayles.com or call 800-633-3330 for a prospectus and a summary prospectus, if available, containing this and other information.
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must be in writing, signed by the shareholder, including the shareholder’s name and address, and should identify the fund(s), account number, class of shares, and number of shares held in the fund(s) as of a recent date.
or by email at:
secretaryofthefunds@natixis.com
Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, social security number, PIN, or any other non-public, personal information in an e-mail communication because this information may be viewed by others.

Exp. 5/31/25
5679929.2.1
M-LSFISA-0324

Loomis Sayles High Income Opportunities Fund
Loomis Sayles Securitized Asset Fund
Semiannual Report
March 31, 2024
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission (SEC) has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports. Beginning in July 2024, Funds will be required by the SEC to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that is currently being provided. If you would like to receive shareholder reports and other communications from the Funds electronically, instead of by mail, you may make that request at www.icsdelivery.com/loomissayles. If you have already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.

Loomis Sayles High Income Opportunities Fund

Managers
Matthew J. Eagan, CFA®
Brian P. Kennedy
Peter S. Sheehan
Todd P. Vandam, CFA®

Symbol
Institutional Class	LSIOX

Investment Objective
The Fund’s investment objective is high current income. Capital appreciation is the Fund’s secondary objective.

Average Annual Total Returns —March 31, 2024
	6 Months	1 Year	5 Years	10 Years	Expense Ratios[1]
					Gross	Net
Institutional Class	7.79%	9.77%	3.36%	4.29%	0.00%	0.00%
Comparative Performance
Bloomberg U.S. Aggregate Bond Index[2]	5.99	1.70	0.36	1.54
Bloomberg U.S. Corporate High-Yield Bond Index[3]	8.74	11.15	4.21	4.44
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]
The amount shown under Gross and Net Expense Ratio is 0.00% to reflect the fact that the Fund does not pay any advisory, administration or distribution and service fees, and that Loomis Sayles has agreed to pay certain expenses of the Fund. All fees are paid by investors indirectly through separately negotiated advisory relationships with the Fund’s Adviser or through “wrap fee” programs sponsored by broker dealers and investment advisers that may be affiliated or unaffiliated with the Fund, Loomis Sayles or Natixis Advisors, LLC.

[2]
Effective February 1, 2024, the Fund's primary broad-based performance index changed to the Bloomberg U.S. Aggregate Bond Index. The Bloomberg
U.S. Aggregate Bond Index is a broad-based securities market index that represents the overall market applicable to the Fund. The Bloomberg U.S. Aggregate
Bond Index covers the U.S. dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the U.S. Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

[3]
Bloomberg U.S. Corporate High-Yield Bond Index measures the market of U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below, excluding emerging market debt. The
Fund will retain the Bloomberg U.S. Corporate High-Yield Bond Index as its additional benchmark for performance comparison.

1 |

Loomis Sayles Securitized Asset Fund

Managers
Ian Anderson
Stephen M. LaPlante, CFA®
Alessandro Pagani, CFA®
Barath W. Sankaran, CFA®
Jennifer M. Thomas

Symbol
Institutional Class	LSSAX

Investment Objective
The Fund’s investment objective is to seek a high level of current income consistent with capital preservation.

Average Annual Total Returns —March 31, 2024
	6 Months	1 Year	5 Years	10 Years	Expense Ratios[1]
					Gross	Net
Institutional Class	6.95%	3.48%	0.70%	2.12%	0.00%	0.00%
Comparative Performance
Bloomberg U.S. Aggregate Bond Index[2]	5.99	1.70	0.36	1.54
Bloomberg U.S. Securitized Bond Index[3]	6.30	1.61	-0.25	1.19
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]
The amount shown under Gross and Net Expense Ratio is 0.00% to reflect the fact that the Fund does not pay any advisory, administration or distribution and service fees, and that Loomis Sayles has agreed to pay certain expenses of the Fund. All fees are paid by investors indirectly through separately negotiated advisory relationships with the Fund’s Adviser or through “wrap fee” programs sponsored by broker dealers and investment advisers that may be affiliated or unaffiliated with the Fund, Loomis Sayles or Natixis Advisors, LLC.

[2]
Effective February 1, 2024, the Fund's primary broad-based performance index changed to the Bloomberg U.S. Aggregate Bond Index. The Bloomberg
U.S. Aggregate Bond Index is a broad-based securities market index that represents the overall market applicable to the Fund. The Bloomberg U.S. Aggregate
Bond Index covers the U.S. dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the U.S. Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

[3]
Bloomberg U.S. Securitized Bond Index is an unmanaged index of asset-backed securities, collateralized mortgage-backed securities (ERISA eligible), and fixed-rate mortgage-backed securities. The Fund will retain the Bloomberg U.S. Securitized Bond Index as its additional benchmark for performance comparison.

| 2

ADDITIONAL INFORMATION
All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.
Additional Index Information
This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.
The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.
Proxy Voting Information
A description of the Funds' proxy voting policies and procedures is available without charge, upon request, by calling Loomis Sayles Funds at 800-633-3330; on the Funds’ website at www.loomissayles.com, and on the Securities and Exchange Commission (“SEC”) website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available through the Funds’ website and the SEC website.
Quarterly Portfolio Schedules
The Loomis Sayles Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at loomissayles.com. A hard copy may be requested from the Fund at no charge by calling 800-633-3330.
Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds
In October 2022, the SEC adopted rule and form amendments requiring mutual funds and exchange-traded funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed with the SEC on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.
CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.
3 |

Understanding Your Fund's Expenses
Typically, mutual fund shareholders incur two types of costs:  (1) transaction costs; and (2) ongoing costs, including management fees, distribution fees ("12b-1 fees"), and other fund expenses. However, the Funds are unlike other mutual funds; they do not charge any fees or expenses.
You should be aware that shares in the Funds are available only to institutional investment advisory clients of Loomis, Sayles & Company, L.P. (“Loomis Sayles”) and Natixis Advisors, LLC (“Natixis Advisors”) and to participants in “wrap fee” programs sponsored by broker dealers and investment advisers that may be affiliated or unaffiliated with the Funds, Loomis Sayles or Natixis Advisors. The institutional investment advisory clients of Loomis Sayles and Natixis Advisors pay Loomis Sayles or Natixis Advisors a fee for their investment advisory services, while participants in “wrap fee” programs pay a “wrap fee” to the program’s sponsor. The “wrap fee” program sponsors, in turn, pay a fee to Natixis Advisors. “Wrap fee” program participants should read carefully the wrap fee brochure provided to them by their program’s sponsor and the fees paid by such sponsor to Natixis Advisors. Shareholders pay no additional fees or expenses to purchase shares of the Funds. However, shareholders will indirectly pay a proportionate share of those costs, such as brokerage commissions, taxes and extraordinary expenses, that are borne by the Funds through a reduction in each Fund’s net asset value.
The first line in each Fund’s table shows the actual amount of Fund expenses ($0) you would have paid on a $1,000 investment in the Fund from October 1, 2023 through March 31, 2024.
The second line in each Fund’s table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio (0%) and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.
Loomis Sayles High Income Opportunities Fund	Beginning Account Value 10/1/2023	Ending Account Value 3/31/2024	Expenses Paid During Period* 10/1/2023 – 3/31/2024
Institutional Class
Actual	$1,000.00	$1,077.90	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,025.00	$0.00

*
Expenses are equal to the Fund's annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half–year (183), divided by 366 (to reflect the half–year period).

Loomis Sayles Securitized Asset Fund	Beginning Account Value 10/1/2023	Ending Account Value 3/31/2024	Expenses Paid During Period* 10/1/2023 – 3/31/2024
Institutional Class
Actual	$1,000.00	$1,069.50	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,025.00	$0.00

*
Expenses are equal to the Fund's annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half–year (183), divided by 366 (to reflect the half–year period).

| 4

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles High Income Opportunities Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 89.3% of Net Assets

Non-Convertible Bonds — 86.2%
	ABS Car Loan — 0.4%
$297,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026(a)	$288,333
270,000	Hertz Vehicle Financing III LLC, Series 2023-1A, Class 1D, 9.130%, 6/25/2027(a)	273,975
290,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026(a)	284,371
		846,679
	ABS Home Equity — 0.2%
88,222	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1 mo. USD SOFR + 0.774%, 6.101%, 9/19/2045(b)	47,743
443,858	PRPM LLC, Series 2022-5, Class A1, 6.900%, 9/27/2027(a)(b)	445,217
		492,960
	Aerospace & Defense — 2.6%
360,000	Bombardier, Inc., 6.000%, 2/15/2028(a)	354,123
1,335,000	Bombardier, Inc., 7.125%, 6/15/2026(a)	1,354,215
570,000	Bombardier, Inc., 7.250%, 7/01/2031(a)	571,160
159,000	Bombardier, Inc., 7.875%, 4/15/2027(a)	159,111
220,000	Bombardier, Inc., 8.750%, 11/15/2030(a)	234,911
410,000	Embraer Netherlands Finance BV, 7.000%, 7/28/2030(a)	429,332
125,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	117,181
205,000	Spirit AeroSystems, Inc., 9.750%, 11/15/2030(a)	229,306
750,000	TransDigm, Inc., 6.375%, 3/01/2029(a)	752,335
1,285,000	TransDigm, Inc., 6.625%, 3/01/2032(a)	1,298,224
625,000	TransDigm, Inc., 6.750%, 8/15/2028(a)	633,249
90,000	TransDigm, Inc., 6.875%, 12/15/2030(a)	91,746
		6,224,893
	Airlines — 1.2%
295,000	Allegiant Travel Co., 7.250%, 8/15/2027(a)	293,429
2,350,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029(a)	2,309,945
270,000	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.750%, 1/20/2026(a)	253,383
		2,856,757
	Automotive — 2.4%
45,000	Allison Transmission, Inc., 4.750%, 10/01/2027(a)	43,306
55,000	Ford Motor Co., 3.250%, 2/12/2032	45,749
1,645,000	Ford Motor Credit Co. LLC, 2.300%, 2/10/2025	1,595,267
800,000	Ford Motor Credit Co. LLC, 3.375%, 11/13/2025	769,656
Principal Amount	Description	Value (†)

	Automotive — continued
$200,000	Ford Motor Credit Co. LLC, 4.542%, 8/01/2026	$194,144
795,000	Ford Motor Credit Co. LLC, 6.950%, 6/10/2026	812,271
400,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	390,153
810,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(c)	764,501
155,000	General Motors Financial Co., Inc., Series B, (fixed rate to 9/30/2028, variable rate thereafter), 6.500%(c)	149,500
200,000	Jaguar Land Rover Automotive PLC, 5.500%, 7/15/2029(a)	192,479
220,000	Jaguar Land Rover Automotive PLC, 5.875%, 1/15/2028(a)	216,516
240,000	Tenneco, Inc., 8.000%, 11/17/2028(a)	218,985
190,000	Wheel Pros, Inc., 6.500%, 5/15/2029(a)	57,950
155,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	160,839
155,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	163,339
		5,774,655
	Banking — 1.8%
665,000	Barclays PLC, (fixed rate to 6/27/2033, variable rate thereafter), 7.119%, 6/27/2034	708,714
270,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	231,540
1,235,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	1,158,662
1,150,000	Intesa Sanpaolo SpA, 6.625%, 6/20/2033(a)	1,193,261
960,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	901,492
		4,193,669
	Brokerage — 0.6%
180,000	Coinbase Global, Inc., 3.375%, 10/01/2028(a)	154,227
140,000	Coinbase Global, Inc., 3.625%, 10/01/2031(a)	113,058
290,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.000%, 8/15/2028(a)	266,680
150,000	NFP Corp., 4.875%, 8/15/2028(a)	150,340
360,000	NFP Corp., 6.875%, 8/15/2028(a)	364,595
300,000	NFP Corp., 8.500%, 10/01/2031(a)	330,167
		1,379,067
	Building Materials — 2.4%
300,000	Advanced Drainage Systems, Inc., 6.375%, 6/15/2030(a)	301,552
525,000	Beacon Roofing Supply, Inc., 6.500%, 8/01/2030(a)	532,734
315,000	Builders FirstSource, Inc., 4.250%, 2/01/2032(a)	282,514
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles High Income Opportunities Fund (continued)
Principal Amount	Description	Value (†)

	Building Materials — continued
$315,000	Builders FirstSource, Inc., 5.000%, 3/01/2030(a)	$300,568
210,000	Camelot Return Merger Sub, Inc., 8.750%, 8/01/2028(a)	215,723
720,000	Cemex SAB de CV, (fixed rate to 3/14/2028, variable rate thereafter), 9.125%(a)(c)	782,175
320,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(c)	309,262
265,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/2029(a)	236,209
630,000	Foundation Building Materials, Inc., 6.000%, 3/01/2029(a)	579,337
395,000	LBM Acquisition LLC, 6.250%, 1/15/2029(a)	370,339
255,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.500%, 2/01/2030(a)	234,677
140,000	Park River Holdings, Inc., 5.625%, 2/01/2029(a)	119,033
275,000	Patrick Industries, Inc., 4.750%, 5/01/2029(a)	256,884
540,000	Specialty Building Products Holdings LLC/SBP Finance Corp., 6.375%, 9/30/2026(a)	536,380
225,000	Standard Industries, Inc., 4.375%, 7/15/2030(a)	202,173
305,000	Summit Materials LLC/Summit Materials Finance Corp., 7.250%, 1/15/2031(a)	317,013
		5,576,573
	Cable Satellite — 8.1%
665,000	Altice Financing SA, 5.000%, 1/15/2028(a)	547,324
95,000	Block Communications, Inc., 4.875%, 3/01/2028(a)	84,868
295,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031(a)	240,112
4,065,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(a)	3,068,482
1,375,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 6/01/2033(a)	1,074,042
2,155,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030(a)	1,850,371
605,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	411,215
200,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	141,593
6,090,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	3,092,589
2,375,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	1,257,261
280,000	CSC Holdings LLC, 6.500%, 2/01/2029(a)	237,247
1,795,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/2027(a)	1,698,135
2,140,000	DISH DBS Corp., 5.125%, 6/01/2029	892,569
705,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	555,123
555,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	381,427
175,000	DISH DBS Corp., 7.375%, 7/01/2028	84,250
Principal Amount	Description	Value (†)

	Cable Satellite — continued
$1,355,000	DISH DBS Corp., 7.750%, 7/01/2026	$907,236
205,000	DISH Network Corp., 11.750%, 11/15/2027(a)	209,291
480,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.500%, 9/15/2028(a)	228,929
320,000	Sirius XM Radio, Inc., 3.875%, 9/01/2031(a)	266,820
275,000	Telesat Canada/Telesat LLC, 5.625%, 12/06/2026(a)	137,500
260,000	Viasat, Inc., 6.500%, 7/15/2028(a)	200,776
755,000	Virgin Media Secured Finance PLC, 5.500%, 5/15/2029(a)	698,048
920,000	Ziggo Bond Co. BV, 6.000%, 1/15/2027(a)	906,726
		19,171,934
	Chemicals — 0.9%
80,000	Ashland, Inc., 3.375%, 9/01/2031(a)	67,688
295,000	ASP Unifrax Holdings, Inc., 5.250%, 9/30/2028(a)	190,239
350,000	Braskem Netherlands Finance BV, 8.500%, 1/12/2031(a)	362,945
80,000	Chemours Co., 4.625%, 11/15/2029(a)	68,965
805,000	Hercules LLC, 6.500%, 6/30/2029	801,643
510,000	Olympus Water U.S. Holding Corp., 9.750%, 11/15/2028(a)	543,261
40,000	W.R. Grace Holdings LLC, 5.625%, 8/15/2029(a)	35,796
		2,070,537
	Consumer Cyclical Services — 2.8%
1,120,000	ADT Security Corp., 4.125%, 8/01/2029(a)	1,026,112
260,000	ANGI Group LLC, 3.875%, 8/15/2028(a)	225,685
230,000	Arches Buyer, Inc., 4.250%, 6/01/2028(a)	202,419
110,000	Arches Buyer, Inc., 6.125%, 12/01/2028(a)	92,144
55,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 3.375%, 8/31/2027(a)	50,519
90,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.250%, 4/15/2030(a)	61,201
440,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.750%, 1/15/2029(a)	311,582
470,000	Staples, Inc., 7.500%, 4/15/2026(a)	458,707
1,055,000	Uber Technologies, Inc., 4.500%, 8/15/2029(a)	1,001,003
715,000	Uber Technologies, Inc., 6.250%, 1/15/2028(a)	717,924
1,080,000	Uber Technologies, Inc., 7.500%, 9/15/2027(a)	1,105,929
940,000	Uber Technologies, Inc., 8.000%, 11/01/2026(a)	951,312
300,000	VT Topco, Inc., 8.500%, 8/15/2030(a)	316,674
		6,521,211
	Consumer Products — 1.3%
680,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 4.750%, 1/15/2029(a)	643,490
See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles High Income Opportunities Fund (continued)
Principal Amount	Description	Value (†)

	Consumer Products — continued
$455,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.625%, 7/15/2030(a)	$462,049
1,530,000	Energizer Holdings, Inc., 4.375%, 3/31/2029(a)	1,370,977
510,000	Newell Brands, Inc., 5.700%, 4/01/2026	500,908
140,000	Prestige Brands, Inc., 3.750%, 4/01/2031(a)	121,891
		3,099,315
	Diversified Manufacturing — 0.6%
375,000	Esab Corp., 6.250%, 4/15/2029(a)	376,756
285,000	Madison IAQ LLC, 5.875%, 6/30/2029(a)	260,741
775,000	Resideo Funding, Inc., 4.000%, 9/01/2029(a)	692,952
		1,330,449
	Electric — 0.5%
510,000	Calpine Corp., 4.500%, 2/15/2028(a)	483,721
31,000	NRG Energy, Inc., 3.875%, 2/15/2032(a)	26,565
105,000	NRG Energy, Inc., 5.250%, 6/15/2029(a)	100,381
135,000	NRG Energy, Inc., 5.750%, 1/15/2028	134,254
320,000	PG&E Corp., 5.000%, 7/01/2028	308,180
70,000	PG&E Corp., 5.250%, 7/01/2030	66,516
150,000	Talen Energy Supply LLC, 8.625%, 6/01/2030(a)	160,403
		1,280,020
	Environmental — 0.6%
20,000	Clean Harbors, Inc., 5.125%, 7/15/2029(a)	19,225
170,000	Clean Harbors, Inc., 6.375%, 2/01/2031(a)	171,248
635,000	Covanta Holding Corp., 4.875%, 12/01/2029(a)	569,119
530,000	GFL Environmental, Inc., 4.000%, 8/01/2028(a)	488,489
195,000	GFL Environmental, Inc., 6.750%, 1/15/2031(a)	199,839
		1,447,920
	Finance Companies — 4.9%
155,000	Aircastle Ltd., Series A, (fixed rate to 6/15/2026, variable rate thereafter), 5.250%(a)(c)	147,641
105,000	Blackstone Secured Lending Fund, 2.750%, 9/16/2026	96,786
520,000	Blackstone Secured Lending Fund, 3.625%, 1/15/2026	497,329
585,000	Blue Owl Capital Corp., 3.400%, 7/15/2026	551,134
215,000	Freedom Mortgage Holdings LLC, 9.250%, 2/01/2029(a)	220,041
400,000	GGAM Finance Ltd., 6.875%, 4/15/2029(a)	401,500
12,020	Global Aircraft Leasing Co. Ltd., 7.250% PIK or 6.500% Cash, 9/15/2024(a)(d)	11,433
70,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(a)	71,107
Principal Amount	Description	Value (†)

	Finance Companies — continued
$150,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(a)	$152,675
345,000	Nationstar Mortgage Holdings, Inc., 5.000%, 2/01/2026(a)	337,618
245,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030(a)	222,284
230,000	Nationstar Mortgage Holdings, Inc., 5.750%, 11/15/2031(a)	212,141
685,000	Nationstar Mortgage Holdings, Inc., 6.000%, 1/15/2027(a)	675,282
735,000	Navient Corp., 4.875%, 3/15/2028	685,062
845,000	Navient Corp., 5.000%, 3/15/2027	809,546
335,000	OneMain Finance Corp., 3.500%, 1/15/2027	310,981
40,000	OneMain Finance Corp., 3.875%, 9/15/2028	35,683
940,000	OneMain Finance Corp., 4.000%, 9/15/2030	804,495
140,000	OneMain Finance Corp., 5.375%, 11/15/2029	131,630
990,000	OneMain Finance Corp., 7.125%, 3/15/2026	1,007,965
455,000	PennyMac Financial Services, Inc., 7.875%, 12/15/2029(a)	467,533
410,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/2025(a)	393,225
370,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026(a)	341,851
360,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	323,836
1,465,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	1,276,307
1,645,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	1,393,464
		11,578,549
	Financial Other — 1.1%
400,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025	55,612
200,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(e)	7,174
205,000	Central China Real Estate Ltd., 7.650%, 8/27/2025(e)	7,159
353,395	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(f)	13,224
429,065	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(f)	10,233
44,015	CFLD Cayman Investment Ltd., Zero Coupon, 0.000%–28.181%, 1/31/2031(a)(g)	451
200,000	China Evergrande Group, 8.750%, 6/28/2025(e)	1,800
200,000	China Evergrande Group, 9.500%, 4/11/2022(e)	2,600
465,055	Easy Tactic Ltd., 7.500% PIK or 6.500% Cash, 7/11/2027(d)	14,091
See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles High Income Opportunities Fund (continued)
Principal Amount	Description	Value (†)

	Financial Other — continued
$20,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.750%, 9/15/2024	$19,908
1,975,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	1,784,888
475,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.375%, 12/15/2025	471,152
400,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(e)	12,312
400,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(e)	8,000
400,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(e)	8,000
610,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(e)	12,950
210,000	KWG Group Holdings Ltd., 6.300%, 2/13/2026(e)	14,438
205,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(e)	7,370
200,000	Shimao Group Holdings Ltd., 4.750%, 7/03/2022(e)	7,148
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(e)	6,994
70,621	Sunac China Holdings Ltd., 6.000% PIK or 5.000% Cash, 9/30/2026(a)(h)	8,251
70,621	Sunac China Holdings Ltd., 6.250% PIK or 5.250% Cash, 9/30/2027(a)(h)	7,140
141,242	Sunac China Holdings Ltd., 6.500% PIK or 5.500% Cash, 9/30/2027(a)(h)	12,828
211,863	Sunac China Holdings Ltd., 6.750% PIK or 5.750% Cash, 9/30/2028(a)(h)	17,099
211,863	Sunac China Holdings Ltd., 7.000% PIK or 6.000% Cash, 9/30/2029(a)(h)	15,102
99,527	Sunac China Holdings Ltd., 7.250% PIK or 6.250% Cash, 9/30/2030(a)(h)	6,150
205,000	Times China Holdings Ltd., 5.750%, 1/14/2027(e)	5,920
630,000	Times China Holdings Ltd., 6.200%, 3/22/2026(e)	16,537
800,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(e)	40,600
200,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(e)	9,636
820,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(e)	8,413
210,000	Zhenro Properties Group Ltd., 6.700%, 8/04/2026(e)	2,106
		2,615,286
	Food & Beverage — 1.0%
80,000	Aramark Services, Inc., 5.000%, 2/01/2028(a)	77,214
335,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.250%, 4/27/2029(a)	319,232
465,000	Fiesta Purchaser, Inc., 7.875%, 3/01/2031(a)	480,206
Principal Amount	Description	Value (†)

	Food & Beverage — continued
$275,000	HLF Financing SARL LLC/Herbalife International, Inc., 4.875%, 6/01/2029(a)	$191,125
670,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/2032(a)	600,800
550,000	Post Holdings, Inc., 6.250%, 2/15/2032(a)	553,833
260,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/01/2029(a)	229,765
		2,452,175
	Gaming — 2.4%
350,000	Boyd Gaming Corp., 4.750%, 6/15/2031(a)	321,631
865,000	Light & Wonder International, Inc., 7.000%, 5/15/2028(a)	871,373
775,000	Light & Wonder International, Inc., 7.250%, 11/15/2029(a)	795,589
175,000	Light & Wonder International, Inc., 7.500%, 9/01/2031(a)	181,983
630,000	Melco Resorts Finance Ltd., 5.375%, 12/04/2029(a)	574,654
215,000	Mohegan Tribal Gaming Authority, 8.000%, 2/01/2026(a)	210,380
30,000	Penn Entertainment, Inc., 4.125%, 7/01/2029(a)	25,799
275,000	Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.625%, 9/01/2029(a)	209,943
525,000	Sands China Ltd., 5.400%, 8/08/2028	514,874
450,000	Studio City Finance Ltd., 5.000%, 1/15/2029(a)	395,942
290,000	Wynn Macau Ltd., 5.125%, 12/15/2029(a)	264,829
465,000	Wynn Macau Ltd., 5.500%, 1/15/2026(a)	453,252
415,000	Wynn Macau Ltd., 5.625%, 8/26/2028(a)	393,348
420,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029(a)	397,887
		5,611,484
	Government Owned - No Guarantee — 0.5%
325,000	Antares Holdings LP, 7.950%, 8/11/2028(a)	337,730
270,000	Ecopetrol SA, 8.375%, 1/19/2036	272,543
365,000	Petroleos Mexicanos, 5.950%, 1/28/2031	292,731
285,000	Petroleos Mexicanos, 6.625%, 6/15/2035	216,209
		1,119,213
	Health Care REITs — 0.2%
530,000	MPT Operating Partnership LP/MPT Finance Corp., 3.500%, 3/15/2031	363,909
	Health Insurance — 0.3%
60,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(a)	53,344
735,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	639,983
		693,327
	Healthcare — 2.3%
125,000	AdaptHealth LLC, 4.625%, 8/01/2029(a)	107,568
See accompanying notes to financial statements.
| 8

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles High Income Opportunities Fund (continued)
Principal Amount	Description	Value (†)

	Healthcare — continued
$680,000	AdaptHealth LLC, 5.125%, 3/01/2030(a)	$593,053
940,000	CHS/Community Health Systems, Inc., 5.250%, 5/15/2030(a)	766,487
845,000	DaVita, Inc., 3.750%, 2/15/2031(a)	707,486
100,000	Fortrea Holdings, Inc., 7.500%, 7/01/2030(a)	103,228
145,000	Hologic, Inc., 3.250%, 2/15/2029(a)	129,948
210,000	Hologic, Inc., 4.625%, 2/01/2028(a)	202,175
675,000	LifePoint Health, Inc., 5.375%, 1/15/2029(a)	556,166
435,000	Medline Borrower LP, 3.875%, 4/01/2029(a)	395,940
625,000	Medline Borrower LP/Medline Co-Issuer, Inc., 6.250%, 4/01/2029(a)	627,799
340,000	Neogen Food Safety Corp., 8.625%, 7/20/2030(a)	366,266
165,836	Radiology Partners, Inc., 3.500% PIK or 5.000% Cash, 1/31/2029(a)(h)	153,863
480,000	Star Parent, Inc., 9.000%, 10/01/2030(a)	507,987
190,000	U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026(a)	182,929
		5,400,895
	Home Construction — 0.1%
255,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.875%, 2/15/2030(a)	228,719
200,000	Corp. GEO SAB de CV, 8.875%, 3/27/2022(a)(e)(i)	—
		228,719
	Independent Energy — 5.8%
390,000	Antero Resources Corp., 5.375%, 3/01/2030(a)	374,548
645,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.000%, 11/01/2026(a)	646,614
415,000	Baytex Energy Corp., 8.500%, 4/30/2030(a)	433,338
625,000	Baytex Energy Corp., 8.750%, 4/01/2027(a)	652,344
840,000	Chesapeake Energy Corp., 5.500%, 2/01/2026(a)	834,659
275,000	Chesapeake Energy Corp., 6.750%, 4/15/2029(a)	277,946
870,000	Civitas Resources, Inc., 8.375%, 7/01/2028(a)	915,859
230,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	246,969
505,000	Crescent Energy Finance LLC, 7.250%, 5/01/2026(a)	514,720
515,000	Crescent Energy Finance LLC, 9.250%, 2/15/2028(a)	543,781
100,000	Energean Israel Finance Ltd., 4.875%, 3/30/2026	94,750
200,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	182,398
200,000	Gulfport Energy Corp., 8.000%, 5/17/2026(a)	202,979
785,000	Leviathan Bond Ltd., 6.750%, 6/30/2030	726,338
Principal Amount	Description	Value (†)

	Independent Energy — continued
$505,000	Matador Resources Co., 5.875%, 9/15/2026	$505,054
805,000	Matador Resources Co., 6.500%, 4/15/2032(a)	805,976
330,000	Matador Resources Co., 6.875%, 4/15/2028(a)	337,615
115,000	MEG Energy Corp., 5.875%, 2/01/2029(a)	113,001
300,000	Murphy Oil Corp., 5.875%, 12/01/2042	269,183
690,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028(a)	700,342
580,000	Northern Oil & Gas, Inc., 8.750%, 6/15/2031(a)	612,458
410,000	Permian Resources Operating LLC, 5.875%, 7/01/2029(a)	403,170
260,000	Permian Resources Operating LLC, 6.875%, 4/01/2027(a)	260,098
410,000	Permian Resources Operating LLC, 7.000%, 1/15/2032(a)	425,340
180,000	Range Resources Corp., 8.250%, 1/15/2029	187,237
1,070,000	Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.875%, 11/01/2028(a)	1,106,702
240,000	SM Energy Co., 5.625%, 6/01/2025	238,861
35,000	SM Energy Co., 6.625%, 1/15/2027	34,969
230,000	SM Energy Co., 6.750%, 9/15/2026	230,230
195,000	Southwestern Energy Co., 5.375%, 2/01/2029	189,391
225,000	Strathcona Resources Ltd., 6.875%, 8/01/2026(a)	225,393
350,000	Vital Energy, Inc., 7.875%, 4/15/2032(a)	355,554
15,000	Vital Energy, Inc., 9.750%, 10/15/2030	16,403
		13,664,220
	Industrial Other — 0.2%
315,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 2/01/2026(a)	311,101
150,000	Installed Building Products, Inc., 5.750%, 2/01/2028(a)	145,992
		457,093
	Leisure — 4.0%
1,405,000	Carnival Corp., 5.750%, 3/01/2027(a)	1,390,578
880,000	Carnival Corp., 6.000%, 5/01/2029(a)	868,304
75,000	Carnival Corp., 7.000%, 8/15/2029(a)	78,224
1,735,000	NCL Corp. Ltd., 5.875%, 3/15/2026(a)	1,712,707
20,000	NCL Corp. Ltd., 5.875%, 3/15/2026	19,743
430,000	NCL Corp. Ltd., 8.125%, 1/15/2029(a)	455,019
515,000	NCL Finance Ltd., 6.125%, 3/15/2028(a)	508,571
425,000	Royal Caribbean Cruises Ltd., 3.700%, 3/15/2028	395,561
780,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026(a)	752,734
1,495,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	1,477,664
265,000	SeaWorld Parks & Entertainment, Inc., 5.250%, 8/15/2029(a)	249,590
335,000	Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/01/2027(a)	318,915
See accompanying notes to financial statements.
9 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles High Income Opportunities Fund (continued)
Principal Amount	Description	Value (†)

	Leisure — continued
$355,000	Viking Cruises Ltd., 5.875%, 9/15/2027(a)	$348,296
150,000	Viking Cruises Ltd., 7.000%, 2/15/2029(a)	150,649
550,000	Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029(a)	535,249
295,000	VOC Escrow Ltd., 5.000%, 2/15/2028(a)	283,815
		9,545,619
	Lodging — 2.2%
145,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(a)	124,845
1,160,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 4.875%, 7/01/2031(a)	1,038,589
725,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 5.000%, 6/01/2029(a)	676,136
600,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 6.625%, 1/15/2032(a)	602,422
1,455,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	1,330,965
420,000	Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028	393,637
725,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	666,662
390,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	356,093
5,000	Travel & Leisure Co., 6.000%, 4/01/2027	4,998
120,000	Travel & Leisure Co., 6.625%, 7/31/2026(a)	120,840
		5,315,187
	Media Entertainment — 1.1%
610,000	Advantage Sales & Marketing, Inc., 6.500%, 11/15/2028	574,847
170,000	AMC Networks, Inc., 10.250%, 1/15/2029(a)	171,234
1,055,000	iHeartCommunications, Inc., 4.750%, 1/15/2028(a)	741,037
475,000	iHeartCommunications, Inc., 5.250%, 8/15/2027(a)	345,703
210,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 7.375%, 2/15/2031(a)	219,959
510,000	Stagwell Global LLC, 5.625%, 8/15/2029(a)	463,590
		2,516,370
	Metals & Mining — 2.9%
340,000	Alcoa Nederland Holding BV, 7.125%, 3/15/2031(a)	346,342
270,000	ATI, Inc., 4.875%, 10/01/2029	254,069
325,000	ATI, Inc., 5.875%, 12/01/2027	320,010
390,000	ATI, Inc., 7.250%, 8/15/2030	403,113
Principal Amount	Description	Value (†)

	Metals & Mining — continued
$670,000	Cleveland-Cliffs, Inc., 7.000%, 3/15/2032(a)	$678,844
350,000	Commercial Metals Co., 4.125%, 1/15/2030	322,260
410,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027(a)	393,094
1,120,000	First Quantum Minerals Ltd., 9.375%, 3/01/2029(a)	1,160,225
1,120,000	GrafTech Finance, Inc., 4.625%, 12/15/2028(a)	720,239
200,000	GrafTech Global Enterprises, Inc., 9.875%, 12/15/2028(a)	148,844
235,000	Mineral Resources Ltd., 8.000%, 11/01/2027(a)	239,538
475,000	Mineral Resources Ltd., 8.125%, 5/01/2027(a)	480,518
470,000	Mineral Resources Ltd., 9.250%, 10/01/2028(a)	495,004
880,000	Novelis Corp., 4.750%, 1/30/2030(a)	811,908
76,000	U.S. Steel Corp., 6.875%, 3/01/2029	76,729
		6,850,737
	Midstream — 5.4%
225,000	AmeriGas Partners LP/AmeriGas Finance Corp., 9.375%, 6/01/2028	232,990
225,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/2029(a)	216,374
765,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.625%, 2/01/2032(a)	768,340
285,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 7.875%, 5/15/2026(a)	290,960
185,000	Buckeye Partners LP, 5.600%, 10/15/2044	147,856
130,000	Buckeye Partners LP, 5.850%, 11/15/2043	110,757
260,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031(a)	245,730
465,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/2029(a)	474,844
1,130,000	Energy Transfer LP, Series A, 3 mo. USD SOFR + 4.290%, 9.597%(b)(c)	1,125,193
360,000	EnLink Midstream LLC, 6.500%, 9/01/2030(a)	370,256
70,000	EnLink Midstream Partners LP, 5.050%, 4/01/2045	57,806
255,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	221,921
445,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	396,205
105,000	Enterprise Products Operating LLC, Series E, (fixed rate to 8/16/2027, variable rate thereafter), 5.250%, 8/16/2077	99,635
155,000	EQM Midstream Partners LP, 4.125%, 12/01/2026	149,045
See accompanying notes to financial statements.
| 10

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles High Income Opportunities Fund (continued)
Principal Amount	Description	Value (†)

	Midstream — continued
$230,000	EQM Midstream Partners LP, 4.750%, 1/15/2031(a)	$213,890
100,000	EQM Midstream Partners LP, 5.500%, 7/15/2028	98,628
167,000	EQM Midstream Partners LP, 6.000%, 7/01/2025(a)	167,212
470,000	EQM Midstream Partners LP, 6.500%, 7/01/2027(a)	474,157
95,000	EQM Midstream Partners LP, 6.500%, 7/15/2048	95,284
575,000	EQM Midstream Partners LP, 7.500%, 6/01/2027(a)	589,602
135,000	EQM Midstream Partners LP, 7.500%, 6/01/2030(a)	144,308
275,000	Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/01/2026(a)	269,044
215,000	Global Partners LP/GLP Finance Corp., 8.250%, 1/15/2032(a)	222,964
680,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(a)	624,857
335,000	Hess Midstream Operations LP, 5.125%, 6/15/2028(a)	324,168
515,000	Hess Midstream Operations LP, 5.625%, 2/15/2026(a)	510,884
170,000	ITT Holdings LLC, 6.500%, 8/01/2029(a)	155,142
610,000	Kinetik Holdings LP, 5.875%, 6/15/2030(a)	596,657
620,000	Kinetik Holdings LP, 6.625%, 12/15/2028(a)	631,008
475,000	New Fortress Energy, Inc., 6.500%, 9/30/2026(a)	457,349
220,000	Sunoco LP/Sunoco Finance Corp., 4.500%, 5/15/2029	204,494
1,035,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(a)	879,339
600,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	533,520
530,000	Venture Global LNG, Inc., 8.375%, 6/01/2031(a)	546,573
		12,646,992
	Non-Agency Commercial Mortgage-Backed Securities — 1.6%
93,545	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1 mo. USD SOFR + 3.614%, 8.940%, 11/15/2031(a)(b)	45,911
327,407	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1 mo. USD SOFR + 4.614%, 9.940%, 11/15/2031(a)(b)	137,619
590,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 4.919%, 5/10/2047(a)(b)	405,140
392,947	Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922%, 10/15/2045(a)	368,572
Principal Amount	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$795,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037(a)	$406,531
110,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.152%, 8/10/2044(a)(b)	80,876
935,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.152%, 8/10/2044(a)(b)	344,353
100,000	GS Mortgage Securities Trust, Series 2013-GC13, Class C, 3.841%, 7/10/2046(a)(b)	80,920
170,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.696%, 6/10/2047(a)(b)	74,738
465,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C, 5.360%, 2/15/2046(a)(b)	409,959
275,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.212%, 6/15/2044(a)(b)	208,164
295,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.284%, 10/15/2030(a)(b)	207,703
97,150	Starwood Retail Property Trust, Series 2014-STAR, Class A, Prime + 0.000%, 8.500%, 11/15/2027(a)(b)	71,003
320,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, Prime + 0.000%, 8.500%, 11/15/2027(a)(b)(f)(i)	25,728
350,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, Prime + 0.000%, 8.500%, 11/15/2027(a)(b)(f)(i)	17,500
325,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class C, 4.458%, 8/15/2050	175,540
145,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C, 4.115%, 11/15/2059(b)	115,489
158,612	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.855%, 3/15/2044(a)(b)	47,136
205,000	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class E, 4.979%, 6/15/2044(a)(b)	162,031
530,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.331%, 12/15/2045(b)	410,160
		3,795,073
	Office REITs — 0.1%
265,000	Hudson Pacific Properties LP, 3.950%, 11/01/2027	234,776
See accompanying notes to financial statements.
11 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles High Income Opportunities Fund (continued)
Principal Amount	Description	Value (†)

	Oil Field Services — 1.8%
$280,000	Diamond Foreign Asset Co./Diamond Finance LLC, 8.500%, 10/01/2030(a)	$295,514
115,000	Oceaneering International, Inc., 6.000%, 2/01/2028	113,300
220,000	Seadrill Finance Ltd., 8.375%, 8/01/2030(a)	230,822
240,000	Solaris Midstream Holdings LLC, 7.625%, 4/01/2026(a)	242,610
275,000	Transocean Aquila Ltd., 8.000%, 9/30/2028(a)	282,262
1,154,250	Transocean Poseidon Ltd., 6.875%, 2/01/2027(a)	1,155,575
245,000	Transocean Titan Financing Ltd., 8.375%, 2/01/2028(a)	254,974
415,000	Transocean, Inc., 7.500%, 1/15/2026(a)	412,132
565,000	Transocean, Inc., 8.000%, 2/01/2027(a)	560,802
5,000	Transocean, Inc., 8.000%, 2/01/2027	4,963
350,000	USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/2029(a)	354,359
395,000	Weatherford International Ltd., 8.625%, 4/30/2030(a)	412,368
		4,319,681
	Other REITs — 0.8%
100,000	Service Properties Trust, 3.950%, 1/15/2028	85,584
600,000	Service Properties Trust, 4.750%, 10/01/2026	559,246
330,000	Service Properties Trust, 7.500%, 9/15/2025	334,448
590,000	Service Properties Trust, 8.625%, 11/15/2031(a)	629,198
315,000	Starwood Property Trust, Inc., 7.250%, 4/01/2029(a)	317,507
		1,925,983
	Packaging — 0.2%
259,274	ARD Finance SA, 7.250% PIK or 6.500% Cash, 6/30/2027(a)(j)	86,764
170,000	Graham Packaging Co., Inc., 7.125%, 8/15/2028(a)	154,138
185,000	LABL, Inc., 10.500%, 7/15/2027(a)	183,441
135,000	Mauser Packaging Solutions Holding Co., 9.250%, 4/15/2027(a)	133,925
		558,268
	Pharmaceuticals — 3.0%
1,945,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	1,061,394
915,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030(a)	377,480
285,000	Bausch Health Cos., Inc., 6.125%, 2/01/2027(a)	177,581
385,000	Cheplapharm Arzneimittel GmbH, 5.500%, 1/15/2028(a)	369,111
250,000	Perrigo Finance Unlimited Co., 4.650%, 6/15/2030	229,815
230,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	223,799
Principal Amount	Description	Value (†)

	Pharmaceuticals — continued
$1,400,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	$1,308,848
3,275,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	2,257,793
545,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	523,735
220,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	236,150
200,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	219,360
		6,985,066
	Property & Casualty Insurance — 3.8%
320,000	Acrisure LLC/Acrisure Finance, Inc., 4.250%, 2/15/2029(a)	288,899
95,000	Acrisure LLC/Acrisure Finance, Inc., 4.250%, 2/15/2029	85,767
555,000	Acrisure LLC/Acrisure Finance, Inc., 8.250%, 2/01/2029(a)	557,491
330,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.750%, 10/15/2027(a)	325,124
545,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(a)	550,460
440,000	AmWINS Group, Inc., 4.875%, 6/30/2029(a)	410,688
500,000	AmWINS Group, Inc., 6.375%, 2/15/2029(a)	502,699
800,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(a)	796,389
560,000	Ardonagh Group Finance Ltd., 8.875%, 2/15/2032(a)	552,901
255,000	AssuredPartners, Inc., 5.625%, 1/15/2029(a)	234,926
275,000	BroadStreet Partners, Inc., 5.875%, 4/15/2029(a)	254,530
585,000	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 7.250%, 2/15/2031(a)	587,209
1,915,000	HUB International Ltd., 7.250%, 6/15/2030(a)	1,968,040
705,000	Liberty Mutual Group, Inc., 4.300%, 2/01/2061(a)	451,017
745,000	Panther Escrow Issuer LLC, 7.125%, 6/01/2031(a)	757,449
740,000	USI, Inc., 7.500%, 1/15/2032(a)	741,363
		9,064,952
	Refining — 0.3%
580,000	CVR Energy, Inc., 8.500%, 1/15/2029(a)	587,266
215,000	PBF Holding Co. LLC/PBF Finance Corp., 7.875%, 9/15/2030(a)	222,789
		810,055
	Restaurants — 1.3%
85,000	1011778 BC ULC/New Red Finance, Inc., 3.500%, 2/15/2029	77,626
See accompanying notes to financial statements.
| 12

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles High Income Opportunities Fund (continued)
Principal Amount	Description	Value (†)

	Restaurants — continued
$55,000	1011778 BC ULC/New Red Finance, Inc., 3.500%, 2/15/2029(a)	$50,228
1,635,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(a)	1,536,597
230,000	Bloomin' Brands, Inc./OSI Restaurant Partners LLC, 5.125%, 4/15/2029(a)	213,325
575,000	Papa John's International, Inc., 3.875%, 9/15/2029(a)	509,924
305,000	Yum! Brands, Inc., 3.625%, 3/15/2031	269,903
340,000	Yum! Brands, Inc., 4.625%, 1/31/2032	313,758
		2,971,361
	Retailers — 2.0%
306,000	Asbury Automotive Group, Inc., 4.500%, 3/01/2028	291,338
435,000	Asbury Automotive Group, Inc., 4.625%, 11/15/2029(a)	401,429
145,000	Bath & Body Works, Inc., 5.250%, 2/01/2028	142,005
90,000	Bath & Body Works, Inc., 6.625%, 10/01/2030(a)	91,935
545,000	Bath & Body Works, Inc., 6.875%, 11/01/2035	557,295
45,000	Crocs, Inc., 4.125%, 8/15/2031(a)	38,990
480,000	Dillard's, Inc., 7.000%, 12/01/2028	499,819
1,125,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(a)	1,099,845
115,000	Hanesbrands, Inc., 9.000%, 2/15/2031(a)	118,156
130,000	Ken Garff Automotive LLC, 4.875%, 9/15/2028(a)	120,236
120,000	Lithia Motors, Inc., 4.375%, 1/15/2031(a)	107,487
200,000	Michaels Cos., Inc., 7.875%, 5/01/2029(a)	150,047
275,000	NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026(a)	269,299
340,000	Parkland Corp., 4.500%, 10/01/2029(a)	314,472
495,000	Sonic Automotive, Inc., 4.625%, 11/15/2029(a)	443,914
30,000	Victoria's Secret & Co., 4.625%, 7/15/2029(a)	24,620
		4,670,887
	Technology — 5.9%
415,000	AthenaHealth Group, Inc., 6.500%, 2/15/2030(a)	379,567
756,000	Boost Newco Borrower LLC, 7.500%, 1/15/2031(a)	791,391
555,000	Cloud Software Group, Inc., 6.500%, 3/31/2029(a)	526,674
700,000	Cloud Software Group, Inc., 9.000%, 9/30/2029(a)	671,382
1,950,000	CommScope Technologies LLC, 5.000%, 3/15/2027(a)	753,168
340,000	CommScope, Inc., 4.750%, 9/01/2029(a)	245,609
245,000	CommScope, Inc., 6.000%, 3/01/2026(a)	224,175
540,000	Elastic NV, 4.125%, 7/15/2029(a)	485,948
140,000	Everi Holdings, Inc., 5.000%, 7/15/2029(a)	138,697
360,000	Gartner, Inc., 3.750%, 10/01/2030(a)	322,250
Principal Amount	Description	Value (†)

	Technology — continued
$256,795	GoTo Group, Inc., 5.500%, 5/01/2028(a)	$172,379
185,955	GoTo Group, Inc., 5.500%, 5/01/2028(a)	161,084
480,000	Iron Mountain, Inc., 4.500%, 2/15/2031(a)	433,074
740,000	Iron Mountain, Inc., 4.875%, 9/15/2029(a)	694,260
225,000	Iron Mountain, Inc., 5.250%, 7/15/2030(a)	212,845
75,000	Iron Mountain, Inc., 5.250%, 7/15/2030	70,948
360,000	McAfee Corp., 7.375%, 2/15/2030(a)	330,137
720,000	NCR Atleos Corp., 9.500%, 4/01/2029(a)	770,119
825,000	NCR Voyix Corp., 5.000%, 10/01/2028(a)	769,042
245,000	NCR Voyix Corp., 5.125%, 4/15/2029(a)	227,226
25,000	NCR Voyix Corp., 5.250%, 10/01/2030(a)	22,619
440,000	Neptune Bidco U.S., Inc., 9.290%, 4/15/2029(a)	416,052
510,000	Newfold Digital Holdings Group, Inc., 11.750%, 10/15/2028(a)	552,032
455,000	Open Text Corp., 6.900%, 12/01/2027(a)	470,465
25,000	Open Text Holdings, Inc., 4.125%, 2/15/2030(a)	22,397
150,000	Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.000%, 6/15/2029(a)	133,663
85,000	Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.000%, 6/15/2029	75,743
120,000	Pitney Bowes, Inc., 6.875%, 3/15/2027(a)	109,574
130,000	Presidio Holdings, Inc., 4.875%, 2/01/2027(a)	126,091
130,000	Presidio Holdings, Inc., 8.250%, 2/01/2028(a)	129,649
130,000	Sabre Global, Inc., 8.625%, 6/01/2027(a)	114,078
490,000	Sabre Global, Inc., 11.250%, 12/15/2027(a)	459,869
175,000	Seagate HDD Cayman, 4.091%, 6/01/2029	161,677
100,000	Seagate HDD Cayman, 4.875%, 6/01/2027	97,327
375,000	Seagate HDD Cayman, 8.250%, 12/15/2029(a)	402,924
970,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	839,052
80,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(a)	72,812
745,000	UKG, Inc., 6.875%, 2/01/2031(a)	758,952
230,000	Western Digital Corp., 2.850%, 2/01/2029	200,110
100,000	Western Digital Corp., 3.100%, 2/01/2032	80,519
130,000	Western Digital Corp., 4.750%, 2/15/2026	126,995
222,000	Ziff Davis, Inc., 4.625%, 10/15/2030(a)	200,131
		13,952,706
	Transportation Services — 0.5%
1,155,000	Rand Parent LLC, 8.500%, 2/15/2030(a)	1,142,769
	Treasuries — 1.2%
2,980,000	U.S. Treasury Notes, 2.125%, 5/15/2025	2,887,923
	Wireless — 1.0%
445,000	Altice France Holding SA, 10.500%, 5/15/2027(a)	164,325
1,285,000	Altice France SA, 5.125%, 1/15/2029(a)	879,974
200,000	Altice France SA, 8.125%, 2/01/2027(a)	156,332
See accompanying notes to financial statements.
13 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles High Income Opportunities Fund (continued)
Principal Amount	Description	Value (†)

	Wireless — continued
$1,150,000	SoftBank Group Corp., 4.625%, 7/06/2028	$1,069,109
100,000	Vodafone Group PLC, (fixed rate to 12/04/2050, variable rate thereafter), 5.125%, 6/04/2081	75,474
		2,345,214
	Wirelines — 1.9%
220,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	201,245
900,000	Frontier Communications Holdings LLC, 5.000%, 5/01/2028(a)	835,392
690,000	Frontier Communications Holdings LLC, 5.875%, 10/15/2027(a)	668,014
225,000	Frontier Communications Holdings LLC, 8.750%, 5/15/2030(a)	230,225
455,000	Iliad Holding SASU, 6.500%, 10/15/2026(a)	450,738
450,000	Level 3 Financing, Inc., 3.625%, 1/15/2029(a)	201,317
155,000	Level 3 Financing, Inc., 4.250%, 7/01/2028(a)	72,850
310,000	Lumen Technologies, Inc., 4.000%, 2/15/2027(a)	191,413
100,000	Telecom Italia Capital SA, 6.000%, 9/30/2034	91,465
330,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	312,201
265,000	Telecom Italia Capital SA, 7.200%, 7/18/2036	258,665
485,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.750%, 4/15/2028(a)	423,466
430,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.500%, 2/15/2028(a)	445,793
		4,382,784
	Total Non-Convertible Bonds (Identified Cost $220,044,451)	203,373,912

Convertible Bonds — 3.1%
	Cable Satellite — 1.4%
4,830,000	DISH Network Corp., 3.375%, 8/15/2026	3,006,675
545,000	DISH Network Corp., Zero Coupon, 0.000%–33.748%, 12/15/2025(g)	397,850
		3,404,525
	Consumer Cyclical Services — 0.1%
60,000	Booking Holdings, Inc., 0.750%, 5/01/2025	115,800
75,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028(a)	92,775
55,000	Zillow Group, Inc., 1.375%, 9/01/2026	67,753
		276,328
Principal Amount	Description	Value (†)

	Electric — 0.1%
$115,000	Evergy, Inc., 4.500%, 12/15/2027(a)	$116,898
80,000	NRG Energy, Inc., 2.750%, 6/01/2048	132,360
		249,258
	Financial Other — 0.0%
87,733	Sunac China Holdings Ltd., 1.000% PIK or 0.000% Cash, 9/30/2032(a)(d)	5,264
	Healthcare — 0.1%
165,000	Envista Holdings Corp., 1.750%, 8/15/2028(a)	145,097
	Leisure — 0.3%
330,000	Carnival Corp., 5.750%, 12/01/2027	496,650
75,000	NCL Corp. Ltd., 1.125%, 2/15/2027	70,886
45,000	Royal Caribbean Cruises Ltd., 6.000%, 8/15/2025	127,890
		695,426
	Pharmaceuticals — 0.6%
1,330,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	1,311,779
	Technology — 0.5%
65,000	Datadog, Inc., 0.125%, 6/15/2025	91,585
75,000	Nutanix, Inc., 0.250%, 10/01/2027	91,875
115,000	ON Semiconductor Corp., 0.500%, 3/01/2029	113,160
35,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	99,890
70,000	Shift4 Payments, Inc., 0.500%, 8/01/2027	64,925
50,000	Shift4 Payments, Inc., Zero Coupon, 0.000%, 12/15/2025(k)	53,500
65,000	Wolfspeed, Inc., 0.250%, 2/15/2028	37,928
915,000	Wolfspeed, Inc., 1.875%, 12/01/2029	510,661
65,000	Zscaler, Inc., 0.125%, 7/01/2025	88,559
		1,152,083
	Total Convertible Bonds (Identified Cost $8,926,857)	7,239,760
	Total Bonds and Notes (Identified Cost $228,971,308)	210,613,672

Senior Loans — 4.9%
	Aerospace & Defense — 0.4%
758,100	TransDigm, Inc., 2023 Term Loan J, 3 mo. USD SOFR + 3.250%, 8.598%, 2/28/2031(b)(l)	761,618
115,373	TransDigm, Inc., 2024 Term Loan I, 8/24/2028(m)	115,734
		877,352
	Brokerage — 0.4%
194,501	Edelman Financial Center LLC, 2021 Term Loan B, 4/07/2028(m)	194,455
See accompanying notes to financial statements.
| 14

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles High Income Opportunities Fund (continued)
Principal Amount	Description	Value (†)

	Brokerage — continued
$129,335	Edelman Financial Center LLC, 2021 Term Loan B, 1 mo. USD SOFR + 3.500%, 8.945%, 4/07/2028(b)(l)	$129,304
348,000	Eisner Advisory Group LLC, 2024 Term Loan B, 2/28/2031(m)	348,870
345,115	HighTower Holdings LLC, 2021 Term Loan B, 4/21/2028(m)	345,115
		1,017,744
	Building Materials — 0.1%
291,981	MI Windows & Doors LLC, 2024 Term Loan B2, 3/21/2031(m)	293,076
	Chemicals — 0.1%
364,170	Chemours Co., 2023 USD Term Loan B, 1 mo. USD SOFR + 3.500%, 8.830%, 8/18/2028(b)(l)	362,349
	Consumer Cyclical Services — 0.1%
301,199	PUG LLC, 2024 Extended Term Loan B, 1 mo. USD SOFR + 4.750%, 10.075%, 3/15/2030(b)(l)	301,072
	Electric — 0.1%
132,003	Talen Energy Supply LLC, 2023 Term Loan B, 3 mo. USD SOFR + 4.500%, 9.826%, 5/17/2030(b)(l)	132,404
	Food & Beverage — 0.2%
468,825	Chobani LLC, 2023 Incremental Term Loan, 1 mo. USD SOFR + 3.750%, 9.075%, 10/25/2027(b)(l)	471,169
	Healthcare — 0.9%
579,440	Bausch & Lomb Corp., Term Loan, 5/10/2027(m)	571,907
588,635	Inception Holdco SARL, 2024 USD Term Loan B, 3/14/2031(m)	587,899
366,160	IVC Acquisition Ltd., 2023 USD Term Loan B, 3 mo. USD SOFR + 5.500%, 10.809%, 12/12/2028(b)(l)	366,274
631,156	Star Parent, Inc., Term Loan B, 3 mo. USD SOFR + 4.000%, 9.309%, 9/27/2030(b)(l)	626,896
		2,152,976
	Leisure — 0.5%
869,208	Carnival Corp., 2021 Incremental Term Loan B, 1 mo. USD SOFR + 3.250%, 8.695%, 10/18/2028(b)(l)	869,391
240,946	Carnival Corp., 2023 Term Loan B, 1 mo. USD SOFR + 3.000%, 8.319%, 8/08/2027(b)(l)	241,098
		1,110,489
Principal Amount	Description	Value (†)

	Media Entertainment — 0.3%
$231,728	MH Sub I LLC, 2023 Term Loan, 1 mo. USD SOFR + 4.250%, 9.580%, 5/03/2028(b)(l)	$230,094
442,000	Wood Mackenzie Ltd., 2024 Term Loan B, 3 mo. USD SOFR + 3.500%, 8.814%, 1/31/2031(b)(l)	443,326
		673,420
	Property & Casualty Insurance — 0.8%
562,470	Acrisure LLC, 2020 Term Loan B, 1 mo. USD LIBOR + 3.500%, 8.945%, 2/15/2027(b)(l)	561,267
74,598	AssuredPartners, Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 3.750%, 9.077%, 2/12/2027(b)(l)	74,629
582,000	Asurion LLC, 2023 Term Loan B11, 8/19/2028(m)	560,757
289,753	Truist Insurance Holdings LLC, 2nd Lien Term Loan, 3/08/2032(m)	291,201
62,311	USI, Inc., 2023 Acquisition Term Loan, 3 mo. USD SOFR + 3.250%, 8.552%, 9/27/2030(b)(l)	62,331
255,420	USI, Inc., 2023 Term Loan B, 3 mo. USD SOFR + 3.000%, 8.302%, 11/22/2029(b)(l)	255,384
		1,805,569
	Technology — 0.8%
584,000	Cotiviti Corp., 2024 Term Loan, 2/21/2031(m)	582,540
570,666	CT Technologies Intermediate Holdings, Inc., 2021 Term Loan B, 12/16/2025(m)	568,526
279,300	Iron Mountain, Inc., 2023 Term Loan B, 1 mo. USD SOFR + 2.250%, 7.580%, 1/31/2031(b)(l)	276,739
474,969	Neptune Bidco U.S., Inc., 2022 USD Term Loan B, 3 mo. USD SOFR + 5.000%, 10.423%, 4/11/2029(b)(l)	437,294
		1,865,099
	Transportation Services — 0.2%
432,814	PODS LLC, 2021 Term Loan B, 1 mo. USD SOFR + 3.000%, 8.329%, 3/31/2028(b)(l)	425,287
	Total Senior Loans (Identified Cost $11,443,081)	11,488,006

Collateralized Loan Obligations — 1.3%
250,000	Battalion CLO XVI Ltd., Series 2019-16A, Class ER, 3 mo. USD SOFR + 6.862%, 12.179%, 12/19/2032(a)(b)	242,086
670,000	Clover CLO LLC, Series 2021-2A, Class E, 3 mo. USD SOFR + 6.762%, 12.079%, 7/20/2034(a)(b)	665,291
See accompanying notes to financial statements.
15 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles High Income Opportunities Fund (continued)
Principal Amount	Description	Value (†)

$665,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class ER, 3 mo. USD SOFR + 6.512%, 11.829%, 7/02/2035(a)(b)	$673,275
340,000	Palmer Square CLO Ltd., Series 2021-3A, Class E, 3 mo. USD SOFR + 6.412%, 11.726%, 1/15/2035(a)(b)	339,800
530,000	Palmer Square CLO Ltd., Series 2021-4A, Class E, 3 mo. USD SOFR + 6.312%, 11.626%, 10/15/2034(a)(b)	528,574
275,000	PPM CLO 5 Ltd., Series 2021-5A, Class E, 3 mo. USD SOFR + 6.762%, 12.060%, 10/18/2034(a)(b)	270,191
320,000	Whetstone Park CLO Ltd., Series 2021-1A, Class E, 3 mo. USD SOFR + 6.412%, 11.729%, 1/20/2035(a)(b)	316,970
	Total Collateralized Loan Obligations (Identified Cost $3,050,000)	3,036,187

Shares
Common Stocks— 0.5%
	Biotechnology — 0.1%
1,156	AbbVie, Inc.	210,507
	Energy Equipment & Services — 0.0%
11,343	McDermott International Ltd.(f)	2,269
	Health Care Providers & Services — 0.1%
456	Elevance Health, Inc.	236,454
	Media — 0.1%
68,328	Altice USA, Inc., Class A(f)	178,336
18,709	Paramount Global, Class B	220,205
		398,541
	Oil, Gas & Consumable Fuels — 0.2%
2,801	Battalion Oil Corp.(f)	15,854
2,021	Diamondback Energy, Inc.	400,501
		416,355
	Professional Services — 0.0%
265	Clarivate PLC(f)	1,969
	Total Common Stocks (Identified Cost $2,501,364)	1,266,095

Preferred Stocks — 0.1%

Convertible Preferred Stock — 0.1%
	Technology — 0.1%
9,812	Clarivate PLC, Series A, 5.250% (Identified Cost $351,485)	291,613

Shares	Description	Value (†)

Warrants — 0.0%
22,710	McDermott International Ltd., Tranche A, Expiration on 5/1/2024, (f)(i)	$—
25,233	McDermott International Ltd., Tranche B, Expiration on 5/1/2024, (f)(i)	—
	Total Warrants (Identified Cost $35,226)	—

Principal Amount
Short-Term Investments — 5.0%
$9,350,478	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2024 at 3.500% to be repurchased at $9,354,114 on 4/01/2024 collateralized by $8,464,400 U.S. Treasury Inflation Indexed Note, 0.125% due 4/15/2026 valued at $9,537,572 including accrued interest (Note 2 of Notes to Financial Statements)	9,350,478
2,345,000	U.S. Treasury Bills, 5.180%, 4/09/2024(n)	2,342,269
	Total Short-Term Investments (Identified Cost $11,692,779)	11,692,747
	Total Investments — 101.1% (Identified Cost $258,045,243)	238,388,320
	Other assets less liabilities — (1.1)%	(2,565,094)
	Net Assets — 100.0%	$235,823,226

(†)	See Note 2 of Notes to Financial Statements.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the value of
Rule 144A holdings amounted to $163,614,298 or 69.4% of net
assets.

(b)
Variable rate security. Rate as of March 31, 2024 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Perpetual bond with no specified maturity date.
(d)
Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or
additional principal. For the period ended March 31, 2024,
interest payments were made in principal.

(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Non-income producing security.
(g)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
See accompanying notes to financial statements.
| 16

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles High Income Opportunities Fund (continued)
(h)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. No payments were received during the period.
(i)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(j)
Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or
additional principal. For the period ended March 31, 2024,
interest payments were made in cash.

(k)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(l)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 1.00%, to which the spread is added.

(m)	Position is unsettled. Contract rate was not determined at March 31, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(n)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate
Industry Summary at March 31, 2024 (Unaudited)
Cable Satellite	9.5%
Technology	7.3
Independent Energy	5.8
Midstream	5.4
Finance Companies	4.9
Leisure	4.8
Property & Casualty Insurance	4.6
Pharmaceuticals	3.6
Healthcare	3.3
Consumer Cyclical Services	3.0
Aerospace & Defense	3.0
Metals & Mining	2.9
Building Materials	2.5
Automotive	2.4
Gaming	2.4
Lodging	2.2
Retailers	2.0
Other Investments, less than 2% each	25.2
Collateralized Loan Obligations	1.3
Short-Term Investments	5.0
Total Investments	101.1
Other assets less liabilities	(1.1)
Net Assets	100.0%
See accompanying notes to financial statements.
17 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Securitized Asset Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 86.6% of Net Assets
	ABS Car Loan — 7.8%
$725,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class B, 6.630%, 2/14/2028(a)	$733,433
3,185,000	AmeriCredit Automobile Receivables Trust, Series 2022-2, Class B, 4.810%, 4/18/2028	3,153,469
3,100,000	AmeriCredit Automobile Receivables Trust, Series 2023-2, Class B, 5.840%, 7/18/2029	3,141,410
3,860,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027(a)	3,642,969
4,318,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, Class A, 5.780%, 4/20/2028(a)	4,384,925
1,255,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class A, 6.020%, 2/20/2030(a)	1,295,350
2,215,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A, 5.360%, 6/20/2030(a)	2,224,323
815,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.530%, 1/18/2028	817,772
500,000	CarMax Auto Owner Trust, Series 2020-3, Class C, 1.690%, 4/15/2026	493,810
1,485,000	CarMax Auto Owner Trust, Series 2021-1, Class C, 0.940%, 12/15/2026	1,415,511
3,030,000	CarMax Auto Owner Trust, Series 2022-3, Class D, 6.200%, 1/16/2029	3,044,186
800,000	CarMax Auto Owner Trust, Series 2023-3, Class C, 5.610%, 2/15/2029	800,289
872,204	Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.300%, 1/10/2028	827,904
350,675	Carvana Auto Receivables Trust, Series 2021-N2, Class C, 1.070%, 3/10/2028	329,576
4,455,000	Carvana Auto Receivables Trust, Series 2021-P1, Class C, 1.530%, 3/10/2027	4,092,011
5,410,000	Carvana Auto Receivables Trust, Series 2021-P2, Class C, 1.600%, 6/10/2027	4,912,428
820,000	Carvana Auto Receivables Trust, Series 2022-P3, Class A4, 4.850%, 6/12/2028	812,067
2,610,000	Carvana Auto Receivables Trust, Series 2023-P1, Class A3, 5.980%, 12/10/2027(a)	2,621,388
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$1,605,000	Carvana Auto Receivables Trust, Series 2023-P4, Class A4, 6.160%, 9/10/2029(a)	$1,644,680
442,000	Carvana Auto Receivables Trust, Series 2024-P1, Class A4, 5.080%, 3/11/2030(a)	441,233
3,025,000	Citizens Auto Receivables Trust, Series 2023-1, Class A4, 5.780%, 10/15/2030(a)	3,088,374
4,270,000	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class B, 7.020%, 5/16/2033(a)	4,359,422
380,000	Credit Acceptance Auto Loan Trust, Series 2023-3A, Class A, 6.390%, 8/15/2033(a)	385,222
1,105,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class A, 5.680%, 3/15/2034(a)	1,108,942
229,166	DT Auto Owner Trust, Series 2021-2A, Class C, 1.100%, 2/16/2027(a)	227,181
822,000	DT Auto Owner Trust, Series 2023-2A, Class B, 5.410%, 2/15/2029(a)	817,540
385,684	Flagship Credit Auto Trust, Series 2021-2, Class B, 0.930%, 6/15/2027(a)	382,485
2,045,000	Flagship Credit Auto Trust, Series 2023-2, Class B, 5.210%, 5/15/2028(a)	2,019,799
1,740,000	Ford Credit Auto Owner Trust, Series 2018-1, Class B, 3.340%, 7/15/2031(a)	1,704,238
330,000	Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class C, 5.750%, 5/15/2028(a)	329,129
2,375,000	Foursight Capital Automobile Receivables Trust, Series 2021-2, Class C, 1.570%, 7/15/2027(a)	2,298,233
1,750,000	Foursight Capital Automobile Receivables Trust, Series 2023-2, Class B, 6.110%, 11/15/2028(a)	1,762,973
130,000	Foursight Capital Automobile Receivables Trust, Series 2024-1, Class C, 5.770%, 11/15/2029(a)	130,057
2,440,000	GECU Auto Receivables Trust, Series 2023-1A, Class A4, 5.790%, 10/15/2029(a)	2,444,902
510,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class A3, 5.400%, 9/15/2027(a)	509,233
1,220,000	GM Financial Automobile Leasing Trust, Series 2023-2, Class B, 5.540%, 5/20/2027	1,216,168
1,695,000	GM Financial Automobile Leasing Trust, Series 2024-1, Class A3, 5.090%, 3/22/2027	1,695,529
1,725,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class D, 1.910%, 9/16/2027	1,703,603
See accompanying notes to financial statements.
| 18

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$565,000	Hertz Vehicle Financing III LLC, Series 2023-3A, Class A, 5.940%, 2/25/2028(a)	$573,719
800,000	Hyundai Auto Receivables Trust, Series 2020-B, Class C, 1.600%, 12/15/2026	785,563
4,230,000	Hyundai Auto Receivables Trust, Series 2021-C, Class C, 1.660%, 6/15/2028	3,938,547
1,060,000	Hyundai Auto Receivables Trust, Series 2024-A, Class B, 5.140%, 1/15/2031	1,057,362
337,344	JPMorgan Chase Bank N.A, Series 2021-1, Class B, 0.875%, 9/25/2028(a)	333,779
1,635,000	LAD Auto Receivables Trust, Series 2021-1A, Class C, 2.350%, 4/15/2027(a)	1,572,976
2,655,000	LAD Auto Receivables Trust, Series 2023-2A, Class A3, 5.420%, 2/15/2028(a)	2,646,931
895,000	NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.120%, 3/15/2029(a)	894,211
610,000	Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.930%, 3/15/2028	620,446
3,485,000	OneMain Direct Auto Receivables Trust, Series 2022-1A, Class A2, 30 day USD SOFR Average + 1.600%, 6.919%, 3/14/2029(a)(b)	3,505,931
2,985,000	Prestige Auto Receivables Trust, Series 2023-2A, Class B, 6.640%, 12/15/2027(a)	3,016,948
853,094	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.281%, 5/15/2032(a)	848,330
381,996	Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class B, 5.721%, 8/16/2032(a)	381,521
575,000	SBNA Auto Lease Trust, Series 2024-A, Class A4, 5.240%, 1/22/2029(a)	573,406
200,000	SBNA Auto Receivables Trust, Series 2024-A, Class C, 5.590%, 1/15/2030(a)	199,962
125,000	SFS Auto Receivables Securitization Trust, Series 2023-1A, Class C, 5.970%, 2/20/2031(a)	127,032
1,630,000	Tesla Electric Vehicle Trust, Series 2023-1, Class B, 5.820%, 5/20/2031(a)	1,663,930
3,285,000	VStrong Auto Receivables Trust, Series 2023-A, Class C, 8.040%, 2/15/2030(a)	3,411,762
105,000	VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.770%, 7/15/2030(a)	105,255
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$3,475,000	Westlake Automobile Receivables Trust, Series 2022-3A, Class B, 5.990%, 12/15/2027(a)	$3,482,910
1,640,000	Westlake Automobile Receivables Trust, Series 2024-1A, Class B, 5.550%, 11/15/2027(a)	1,639,336
530,000	World Omni Auto Receivables Trust, Series 2020-B, Class B, 1.220%, 3/16/2026	524,811
1,980,000	World Omni Auto Receivables Trust, Series 2021-A, Class C, 0.890%, 8/16/2027	1,883,909
2,610,000	World Omni Auto Receivables Trust, Series 2021-B, Class C, 1.290%, 12/15/2027	2,463,670
500,000	World Omni Automobile Lease Securitization Trust, Series 2023-A, Class A4, 5.040%, 7/17/2028	497,361
1,490,000	World Omni Select Auto Trust, Series 2020-A, Class C, 1.250%, 10/15/2026	1,469,083
		105,230,455
	ABS Credit Card — 0.4%
3,700,000	Mercury Financial Credit Card Master Trust, Series 2023-1A, Class A, 8.040%, 9/20/2027(a)	3,731,035
595,000	Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.230%, 7/17/2028(a)	599,908
1,395,000	Synchrony Card Funding LLC, Series 2024-A1, Class A, 5.040%, 3/15/2030	1,393,706
		5,724,649
	ABS Home Equity — 6.2%
1,448,850	Citigroup Mortgage Loan Trust, Inc., Series 2019-RP1, Class M2, 4.000%, 1/25/2066(a)(b)	1,290,919
198,951	CoreVest American Finance Ltd., Series 2019-2, Class A, 2.835%, 6/15/2052(a)	197,942
1,217,215	CoreVest American Finance Ltd., Series 2019-3, Class A, 2.705%, 10/15/2052(a)	1,189,314
10,739	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)(c)	10,479
1,454,760	Credit Suisse Mortgage Trust, Series 2021-RPL1, Class A1, 4.037%, 9/27/2060(a)(b)	1,404,823
910,000	FirstKey Homes Trust, Series 2020-SFR1, Class B, 1.740%, 8/17/2037(a)	857,790
3,730,000	FirstKey Homes Trust, Series 2021-SFR1, Class B, 1.788%, 8/17/2038(a)	3,399,798
2,495,000	FirstKey Homes Trust, Series 2021-SFR1, Class C, 1.888%, 8/17/2038(a)	2,266,687
See accompanying notes to financial statements.
19 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	ABS Home Equity — continued
$5,430,000	FirstKey Homes Trust, Series 2021-SFR2, Class C, 1.707%, 9/17/2038(a)	$4,897,132
712,556	HarborView Mortgage Loan Trust, Series 2004-3, Class 1A, 5.638%, 5/19/2034(b)(c)	671,426
1,417,046	Home Partners of America Trust, Series 2021-1, Class C, 2.078%, 9/17/2041(a)	1,175,560
5,974,724	Invitation Homes Trust, Series 2018-SFR4, Class B, 1 mo. USD SOFR + 1.364%, 6.691%, 1/17/2038(a)(b)	5,981,259
9,349,277	JP Morgan Mortgage Trust, Series 2017-4, Class AX1, 0.371%, 11/25/2048(a)(b)(c)(d)	111,381
4,515,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059(a)(b)	4,011,914
728,900	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.750%, 5/25/2058(a)(b)	695,764
524,919	Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.500%, 8/25/2058(a)(b)	507,245
1,646,967	Mill City Mortgage Loan Trust, Series 2019-1, Class M1, 3.500%, 10/25/2069(a)(b)	1,509,129
813,655	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class A1, 1.125%, 11/25/2060(a)(b)	763,354
4,006,000	Mill City Mortgage Trust, Series 2015-2, Class B1, 1.984%, 9/25/2057(a)(b)	3,750,697
16,231	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 6.118%, 7/25/2035(b)(c)	13,774
1,354,670	NLT Trust, Series 2023-1, Class A1, 3.200%, 10/25/2062(a)(b)	1,220,835
747,192	NYMT Loan Trust, Series 2024-CP1, Class A1, 3.750%, 2/25/2068(a)(b)	682,766
171,284	OBX Trust, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048(a)(b)	157,812
71,326	OBX Trust, Series 2019-EXP1, Class 1A3, 4.000%, 1/25/2059(a)(b)	68,425
1,120,000	Progress Residential Trust, Series 2020-SFR3, Class B, 1.495%, 10/17/2027(a)	1,048,862
2,670,000	Progress Residential Trust, Series 2021-SFR2, Class C, 1.997%, 4/19/2038(a)	2,464,302
1,892,000	Progress Residential Trust, Series 2021-SFR3, Class B, 1.888%, 5/17/2026(a)	1,744,436
3,450,000	Progress Residential Trust, Series 2021-SFR4, Class C, 2.039%, 5/17/2038(a)	3,178,198
Principal Amount	Description	Value (†)
	ABS Home Equity — continued
$830,000	Progress Residential Trust, Series 2021-SFR5, Class C, 1.808%, 7/17/2038(a)	$755,139
1,715,000	Progress Residential Trust, Series 2021-SFR6, Class C, 1.855%, 7/17/2038(a)	1,562,353
5,450,000	Progress Residential Trust, Series 2021-SFR9, Class C, 2.362%, 11/17/2040(a)	4,749,149
284,689	PRPM LLC, Series 2023-RCF2, Class A1, 4.000%, 11/25/2053(a)(b)	273,056
438,663	PRPM LLC, Series 2024-RCF1, Class A1, 4.000%, 1/25/2054(a)(b)	418,324
1,210,000	PRPM LLC, Series 2024-RCF2, Class A1, 3.750%, 3/25/2054(a)(b)	1,150,904
841	Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 2A1, 5.750%, 4/25/2024(c)	474
9,582	Residential Accredit Loans, Inc. Trust, Series 2006-QS18, Class 3A3, 5.750%, 4/25/2024(c)	5,064
112	Residential Accredit Loans, Inc. Trust, Series 2006-QS6, Class 2A1, 6.000%, 4/25/2024(c)	—
5,570,000	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.000%, 7/25/2057(a)(b)	5,303,699
4,036,054	Towd Point Mortgage Trust, Series 2017-4, Class A2, 3.000%, 6/25/2057(a)(b)	3,660,045
613,893	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058(a)(b)	590,387
2,325,000	Towd Point Mortgage Trust, Series 2018-4, Class A2, 3.000%, 6/25/2058(a)(b)	1,925,834
5,530,000	Towd Point Mortgage Trust, Series 2019-2, Class A2, 3.750%, 12/25/2058(a)(b)	4,923,072
5,555,000	Towd Point Mortgage Trust, Series 2020-2, Class A2B, 3.000%, 4/25/2060(a)(b)	4,515,595
5,000,000	Towd Point Mortgage Trust, Series 2020-4, Class A2, 2.500%, 10/25/2060(a)	3,935,316
1,275,000	Tricon American Homes, Series 2020-SFR1, Class C, 2.249%, 7/17/2038(a)	1,176,430
1,679,374	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.750%, 3/17/2038(a)	1,591,877
See accompanying notes to financial statements.
| 20

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	ABS Home Equity — continued
$1,305,000	Tricon American Homes Trust, Series 2020-SFR2, Class B, 1.832%, 11/17/2039(a)	$1,147,155
684,382	WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY2, Class 2A2, 4.608%, 11/25/2036(b)(c)	584,367
		83,540,263
	ABS Other — 6.5%
1,155,092	Accelerated Assets LLC, Series 2018-1, Class A, 3.870%, 12/02/2033(a)	1,132,463
840,000	ACHV ABS Trust, Series 2024-1PL, Class B, 6.340%, 4/25/2031(a)	839,541
1,740,000	Affirm Asset Securitization Trust, Series 2023-B, Class 1A, 6.820%, 9/15/2028(a)	1,765,927
380,299	Affirm Asset Securitization Trust, Series 2023-X1, Class A, 7.110%, 11/15/2028(a)	382,240
555,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.610%, 2/15/2029(a)	554,713
7,418,204	APL Finance DAC, Series 2023-1A, Class A, 7.000%, 7/21/2031(a)	7,406,802
510,000	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.180%, 12/15/2028(a)	512,526
371,760	BHG Securitization Trust, Series 2022-C, Class A, 5.320%, 10/17/2035(a)	370,505
1,825,000	BHG Securitization Trust, Series 2023-A, Class B, 6.350%, 4/17/2036(a)	1,832,464
560,000	BHG Securitization Trust, Series 2024-1CON, Class A, 5.810%, 4/17/2035(a)	561,971
2,627,350	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045(a)	2,378,064
2,597,875	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	2,338,371
172,681	Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, 3.474%, 1/15/2046(a)	161,433
550,000	Chesapeake Funding II LLC, Series 2020-1A, Class C, 2.140%, 8/15/2032(a)	545,970
2,225,000	Chesapeake Funding II LLC, Series 2021-1A, Class B, 0.990%, 4/15/2033(a)	2,146,246
1,888,050	CLI Funding VI LLC, Series 2020-3A, Class A, 2.070%, 10/18/2045(a)	1,705,139
720,000	Daimler Trucks Retail Trust, Series 2023-1, Class A4, 5.930%, 12/16/2030	728,110
1,528,272	Elara HGV Timeshare Issuer LLC, Series 2023-A, Class A, 6.160%, 2/25/2038(a)	1,569,728
Principal Amount	Description	Value (†)
	ABS Other — continued
$1,635,000	Enterprise Fleet Financing LLC, Series 2023-2, Class A3, 5.500%, 4/22/2030(a)	$1,653,271
450,000	Enterprise Fleet Financing LLC, Series 2024-1, Class A3, 5.160%, 9/20/2030(a)	449,038
839,000	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	837,692
435,000	Foundation Finance Trust, Series 2023-2A, Class B, 6.970%, 6/15/2049(a)	449,331
645,000	Foundation Finance Trust, Series 2024-1A, Class B, 5.950%, 12/15/2049(a)	644,965
812,000	GreatAmerica Leasing Receivables Funding LLC, Series 2021-1, Class B, 0.720%, 12/15/2026(a)	781,651
2,325,000	Hertz Vehicle Financing III LP, Series 2021-2A, Class A, 1.680%, 12/27/2027(a)	2,120,684
1,901,179	Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.740%, 2/25/2039(a)	1,811,040
580,439	Hilton Grand Vacations Trust, Series 2023-1A, Class A, 5.720%, 1/25/2038(a)	584,089
504,553	Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/2039(a)	447,557
633,552	HPEFS Equipment Trust, Series 2021-2A, Class C, 0.880%, 9/20/2028(a)	628,562
1,272,113	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038(a)	1,183,078
840,271	MACH 1 Cayman Ltd., Series 2019-1, Class A, 3.474%, 10/15/2039(a)	759,622
299,822	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043(a)	282,044
561,515	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	500,928
2,575,000	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.210%, 5/20/2036(a)	2,591,763
597,908	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032(a)(b)	538,117
305,000	MMAF Equipment Finance LLC, Series 2020-A, Class A5, 1.560%, 10/09/2042(a)	276,240
490,542	Mosaic Solar Loans LLC, Series 2024-1A, Class A, 5.500%, 9/20/2049(a)	491,813
281,985	MVW LLC, Series 2021-1WA, Class B, 1.440%, 1/22/2041(a)	261,832
945,000	Navient Private Education Refi Loan Trust, Series 2020-HA, Class B, 2.780%, 1/15/2069(a)	787,399
See accompanying notes to financial statements.
21 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	ABS Other — continued
$5,400,000	OneMain Financial Issuance Trust, Series 2021-1A, Class B, 1.950%, 6/16/2036(a)	$4,780,366
2,745,000	Republic Finance Issuance Trust, Series 2021-A, Class B, 2.800%, 12/22/2031(a)	2,549,674
1,635,000	SCF Equipment Leasing LLC, Series 2021-1A, Class B, 1.370%, 8/20/2029(a)	1,573,959
1,055,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	1,065,767
264,515	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class B, 2.320%, 7/20/2037(a)	254,064
211,956	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class B, 1.340%, 11/20/2037(a)	197,098
639,585	Sierra Timeshare Receivables Funding LLC, Series 2023-1A, Class A, 5.200%, 1/20/2040(a)	635,616
2,654,061	Slam Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046(a)	2,324,946
160,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28 day Auction Rate Security, 8.000%, 9/15/2032(b)(c)	158,400
135,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28 day Auction Rate Security, 7.990%, 9/15/2032(b)(c)	133,650
5,485,000	SMB Private Education Loan Trust, Series 2019-B, Class B, 3.560%, 6/15/2043(a)	4,943,812
1,822,595	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.970%, 9/25/2037(a)	1,689,972
1,269,051	Sunnova Helios XII Issuer LLC, Series 2023-B, Class A, 5.300%, 8/22/2050(a)	1,251,580
1,226,729	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class A, 5.300%, 2/20/2051(a)	1,201,485
421,000	Textainer Marine Containers VII Ltd., Series 2020-1A, Class A, 2.730%, 8/21/2045(a)	393,558
658,189	TIC Home Improvement Trust, Series 2024-A, Class A, 6.670%, 10/15/2046(a)	659,125
1,522,867	TIF Funding II LLC, Series 2020-1A, Class A, 2.090%, 8/20/2045(a)	1,379,139
1,925,000	TIF Funding III LLC, Series 2024-1A, Class A, 5.480%, 5/22/2034(a)	1,936,452
4,075,996	Triumph Rail Holdings LLC, Series 2021-2, Class A, 2.150%, 6/19/2051(a)	3,683,787
3,122,590	WAVE Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042(a)	2,759,529
Principal Amount	Description	Value (†)
	ABS Other — continued
$601,989	Welk Resorts LLC, Series 2019-AA, Class A, 2.800%, 6/15/2038(a)	$585,595
2,340,000	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	2,341,123
2,877,755	Willis Engine Structured Trust V, Series 2020-A, Class A, 3.228%, 3/15/2045(a)	2,585,715
2,198,776	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	1,881,233
1,325,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	1,324,458
		87,303,032
	ABS Student Loan — 2.0%
451,434	College Avenue Student Loans LLC, Series 2021-A, Class A2, 1.600%, 7/25/2051(a)	396,494
606,753	Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.980%, 8/25/2050(a)	527,617
1,107,784	Education Funding Trust, Series 2020-A, Class A, 2.790%, 7/25/2041(a)	989,311
837,060	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	784,529
875,540	Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.130%, 2/15/2068(a)	841,702
738,064	Navient Private Education Refi Loan Trust, Series 2019-GA, Class A, 2.400%, 10/15/2068(a)	687,571
646,323	Navient Private Education Refi Loan Trust, Series 2020-BA, Class A2, 2.120%, 1/15/2069(a)	593,771
1,107,866	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.690%, 5/15/2069(a)	1,011,044
1,565,000	Navient Private Education Refi Loan Trust, Series 2020-DA, Class B, 3.330%, 5/15/2069(a)	1,320,686
1,111,286	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170%, 9/16/2069(a)	1,002,023
1,283,831	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069(a)	1,125,709
1,044,717	Navient Private Education Refi Loan Trust, Series 2021-BA, Class A, 0.940%, 7/15/2069(a)	913,092
1,559,635	Navient Private Education Refi Loan Trust, Series 2023-A, Class A, 5.510%, 10/15/2071(a)	1,567,358
See accompanying notes to financial statements.
| 22

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	ABS Student Loan — continued
$1,630,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.850%, 4/20/2062(a)	$1,349,519
361,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28 day Auction Rate Security, 8.000%, 6/15/2032(b)(c)	357,390
68,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28 day Auction Rate Security, 8.000%, 6/15/2032(b)(c)	67,320
124,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28 day Auction Rate Security, 7.960%, 3/15/2033(b)(c)	122,760
1,854,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28 day Auction Rate Security, 7.960%, 3/15/2033(b)(c)	1,835,460
135,798	SMB Private Education Loan Trust, Series 2016-C, Class A2A, 2.340%, 9/15/2034(a)	133,153
1,878,801	SMB Private Education Loan Trust, Series 2018-A, Class A2B, 1 mo. USD SOFR + 0.914%, 6.240%, 2/15/2036(a)(b)	1,872,350
115,000	SMB Private Education Loan Trust, Series 2018-A, Class B, 3.960%, 7/15/2042(a)	107,625
913,984	SMB Private Education Loan Trust, Series 2018-B, Class A2A, 3.600%, 1/15/2037(a)	887,120
2,609,624	SMB Private Education Loan Trust, Series 2018-C, Class A2A, 3.630%, 11/15/2035(a)	2,531,711
645,000	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.070%, 1/15/2053(a)	568,946
537,686	SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.340%, 3/17/2053(a)	482,970
1,255,000	SMB Private Education Loan Trust, Series 2024-A, Class B, 5.880%, 3/15/2056(a)	1,255,220
276,569	SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX, 2.840%, 1/25/2041(a)	269,513
3,045,607	SoFi Professional Loan Program LLC, Series 2020-A, Class A2FX, 2.540%, 5/15/2046(a)	2,861,606
		26,463,570
	ABS Whole Business — 0.4%
840,038	EWC Master Issuer LLC, Series 2022-1A, Class A2, 5.500%, 3/15/2052(a)	799,433
Principal Amount	Description	Value (†)
	ABS Whole Business — continued
$480,000	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	$482,712
3,860,640	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	3,496,203
		4,778,348
	Agency Commercial Mortgage-Backed Securities — 12.2%
4,481,931	Federal Home Loan Mortgage Corp., 3.450%, 5/01/2037	3,946,887
1,641,771	Federal Home Loan Mortgage Corp., 3.700%, 5/01/2037	1,487,231
33,641,941	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K040, Class X1, 0.646%, 9/25/2024(b)(c)(d)	49,174
65,889,007	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K047, Class X1, 0.090%, 5/25/2025(b)(c)(d)	73,410
36,721,274	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K051, Class X1, 0.492%, 9/25/2025(b)(c)(d)	207,600
15,652,703	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K052, Class X1, 0.625%, 11/25/2025(b)(c)(d)	126,560
9,086,553	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K053, Class X1, 0.868%, 12/25/2025(b)(c)(d)	106,988
15,685,267	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K054, Class X1, 1.146%, 1/25/2026(b)(c)(d)	253,458
6,857,879	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K055, Class X1, 1.334%, 3/25/2026(b)(c)(d)	152,199
26,061,329	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K057, Class X1, 1.160%, 7/25/2026(b)(d)	520,231
8,035,479	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K058, Class X1, 0.907%, 8/25/2026(b)(c)(d)	139,386
24,065,158	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K059, Class X1, 0.298%, 9/25/2026(b)(c)(d)	136,977
See accompanying notes to financial statements.
23 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$87,332,245	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K060, Class X1, 0.060%, 10/25/2026(b)(c)(d)	$156,387
18,286,467	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K103, Class X1, 0.639%, 11/25/2029(b)(d)	539,524
17,464,020	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K105, Class X1, 1.522%, 1/25/2030(b)(d)	1,223,407
11,449,595	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K107, Class X1, 1.591%, 1/25/2030(b)(d)	846,823
13,718,425	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K108, Class X1, 1.691%, 3/25/2030(b)(d)	1,095,128
14,443,402	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K117, Class X1, 1.231%, 8/25/2030(b)(d)	877,575
254,511,422	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K138, Class X1, 0.148%, 1/25/2032(b)(d)	2,722,509
32,670,543	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K141, Class X1, 0.305%, 2/25/2032(b)(d)	683,762
79,170,309	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K142, Class X1, 0.297%, 3/25/2032(b)(d)	1,602,328
35,880,486	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K143, Class X1, 0.342%, 4/25/2055(b)(d)	855,818
46,009,819	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K144, Class X1, 0.326%, 4/25/2032(b)(d)	1,081,935
19,765,817	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K145, Class X1, 0.317%, 6/25/2055(b)(d)	451,256
66,572,268	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K146, Class X1, 0.230%, 6/25/2054(b)(d)	1,188,248
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$51,518,809	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K147, Class X1, 0.358%, 6/25/2032(b)(d)	$1,361,127
82,290,470	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K149, Class X1, 0.264%, 8/25/2032(b)(d)	1,728,429
103,132,750	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-150, Class X1, 0.310%, 9/25/2032(b)(d)	2,491,904
100,000,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-151, Class XAM, 0.181%, 11/25/2032(b)(d)	1,594,170
3,363,030	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1513, Class X1, 0.857%, 8/25/2034(b)(c)(d)	193,531
20,589,202	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1514, Class X1, 0.576%, 10/25/2034(b)(d)	876,647
52,069,360	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1516, Class X1, 1.510%, 5/25/2035(b)(d)	5,922,057
53,775,810	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1517, Class X1, 1.323%, 7/25/2035(b)(d)	5,440,445
14,031,596	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K152, Class X1, 0.954%, 1/25/2031(b)(d)	665,422
95,703,934	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1521, Class X1, 0.979%, 8/25/2036(b)(d)	7,873,821
122,869,500	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K157, Class X1, 0.010%, 8/25/2033(b)(d)	514,799
22,875,158	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS03, Class X, 0.196%, 8/25/2025(b)(c)(d)	63,018
22,939,996	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KW02, Class X1, 0.131%, 12/25/2026(b)(c)(d)	67,973
24,000,000	Federal National Mortgage Association, 3.850%, 9/01/2037	21,646,634
See accompanying notes to financial statements.
| 24

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$5,746,739	Federal National Mortgage Association, 4.030%, 10/01/2033	$5,440,275
1,665,000	Federal National Mortgage Association, 4.090%, 7/01/2034	1,576,816
23,055,860	Federal National Mortgage Association, Series 2019-M17, Class X, 0.318%, 8/25/2034(b)(d)	366,519
13,835,985	Federal National Mortgage Association, Series 2020-M33, Class X, 1.904%, 6/25/2028(b)(d)	619,791
16,173,665	Federal National Mortgage Association, Series 2020-M37, Class X, 1.026%, 4/25/2032(b)(d)	735,821
15,638,637	Federal National Mortgage Association, Series 2020-M43, Class X1, 1.909%, 8/25/2034(b)(d)	1,087,049
324,175,394	FREMF Mortgage Trust, Series 2018-K156, Class X2A, 0.100%, 7/25/2036(a)(d)	1,907,902
15,140,218	FRESB Mortgage Trust, Series 2021-SB90, Class X1, 0.629%, 6/25/2041(b)(d)	347,403
24,016,439	FRESB Mortgage Trust, Series 2021-SB91, Class X1, 0.572%, 8/25/2041(b)(d)	648,391
89,848,726	FRESB Mortgage Trust, Series 2022-SB95, Class X1, 0.002%, 11/25/2041(b)(d)	819,456
2,952,853	Government National Mortgage Association, Series 2006-46, 0.489%, 4/16/2046(b)(c)(d)	29,131
1,348,992	Government National Mortgage Association, Series 2006-51, 0.940%, 8/16/2046(b)(c)(d)	26,671
4,000,000	Government National Mortgage Association, Series 2008-52, Class E, 6.041%, 8/16/2042(b)	4,044,248
290,232	Government National Mortgage Association, Series 2008-80, Class E, 5.674%, 8/16/2042(b)	286,995
3,798,536	Government National Mortgage Association, Series 2009-114, 0.004%, 10/16/2049(b)(c)(d)	1
1,619,090	Government National Mortgage Association, Series 2010-124, 1.018%, 12/16/2052(b)(c)(d)	25,605
226,930	Government National Mortgage Association, Series 2010-49, Class IA, 1.450%, 10/16/2052(b)(c)(d)	8,824
1,455,064	Government National Mortgage Association, Series 2011-119, 0.178%, 8/16/2051(b)(c)(d)	2,281
3,205,600	Government National Mortgage Association, Series 2011-121, Class ZA, 6.500%, 8/16/2051	3,255,979
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$606,201	Government National Mortgage Association, Series 2011-38, 0.530%, 4/16/2053(b)(c)(d)	$4,540
17,234,391	Government National Mortgage Association, Series 2012-142, 0.177%, 4/16/2054(b)(c)(d)	49,719
3,599,088	Government National Mortgage Association, Series 2012-23, 0.241%, 6/16/2053(b)(c)(d)	23,322
4,456,860	Government National Mortgage Association, Series 2012-55, 0.000%, 4/16/2052(b)(c)(d)	43
585,106	Government National Mortgage Association, Series 2012-70, 0.094%, 8/16/2052(b)(c)(d)	246
5,026,644	Government National Mortgage Association, Series 2012-79, 0.352%, 3/16/2053(b)(c)(d)	44,769
19,293,576	Government National Mortgage Association, Series 2012-85, 0.329%, 9/16/2052(b)(c)(d)	151,451
760,629	Government National Mortgage Association, Series 2013-175, 0.164%, 5/16/2055(b)(c)(d)	1,637
2,106,856	Government National Mortgage Association, Series 2014-101, 0.577%, 4/16/2056(b)(c)(d)	30,500
9,609,547	Government National Mortgage Association, Series 2014-130, Class IB, 0.208%, 8/16/2054(b)(c)(d)	55,878
7,701,245	Government National Mortgage Association, Series 2014-24, Class IX, 0.124%, 1/16/2054(b)(c)(d)	25,599
4,978,879	Government National Mortgage Association, Series 2014-70, 0.449%, 3/16/2049(b)(c)(d)	62,730
3,305,865	Government National Mortgage Association, Series 2014-86, 0.439%, 4/16/2056(b)(c)(d)	37,425
13,363,113	Government National Mortgage Association, Series 2015-120, 0.613%, 3/16/2057(b)(c)(d)	250,232
9,408,585	Government National Mortgage Association, Series 2015-146, Class IB, 0.184%, 7/16/2055(b)(c)(d)	47,516
5,458,239	Government National Mortgage Association, Series 2015-171, 0.837%, 11/16/2055(b)(c)(d)	158,147
5,144,823	Government National Mortgage Association, Series 2015-189, Class IG, 0.619%, 1/16/2057(b)(c)(d)	134,610
3,624,024	Government National Mortgage Association, Series 2015-21, 0.703%, 7/16/2056(b)(c)(d)	95,604
See accompanying notes to financial statements.
25 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$10,951,654	Government National Mortgage Association, Series 2015-32, 0.576%, 9/16/2049(b)(c)(d)	$216,827
6,964,007	Government National Mortgage Association, Series 2015-6, 0.469%, 2/16/2051(b)(c)(d)	71,266
2,633,219	Government National Mortgage Association, Series 2015-68, 0.332%, 7/16/2057(b)(c)(d)	37,450
10,998,689	Government National Mortgage Association, Series 2015-70, 0.566%, 12/16/2049(b)(c)(d)	205,523
5,200,454	Government National Mortgage Association, Series 2015-73, 0.442%, 11/16/2055(b)(c)(d)	70,242
16,603,905	Government National Mortgage Association, Series 2016-132, 0.625%, 7/16/2056(b)(c)(d)	367,547
6,551,694	Government National Mortgage Association, Series 2016-143, 0.949%, 10/16/2056(c)(d)	312,921
21,863,152	Government National Mortgage Association, Series 2017-168, 0.544%, 12/16/2059(b)(d)	749,108
23,902,736	Government National Mortgage Association, Series 2017-90, 0.723%, 1/16/2059(b)(d)	984,374
4,296,245	Government National Mortgage Association, Series 2018-133, 1.101%, 6/16/2058(b)(d)	280,682
10,690,087	Government National Mortgage Association, Series 2018-2, 0.706%, 12/16/2059(b)(d)	456,467
32,340,871	Government National Mortgage Association, Series 2018-82, 0.483%, 5/16/2058(b)(d)	996,707
19,096,248	Government National Mortgage Association, Series 2018-96, 0.461%, 8/16/2060(b)(d)	626,529
9,475,714	Government National Mortgage Association, Series 2019-75, 0.855%, 12/16/2060(b)(d)	542,811
6,978,172	Government National Mortgage Association, Series 2019-94, 0.955%, 8/16/2061(b)(c)(d)	419,065
45,457,139	Government National Mortgage Association, Series 2020-108, 0.847%, 6/16/2062(b)(d)	2,588,539
18,988,888	Government National Mortgage Association, Series 2020-128, 0.914%, 10/16/2062(b)(d)	1,218,435
32,582,107	Government National Mortgage Association, Series 2020-130, 1.014%, 8/16/2060(b)(d)	2,176,420
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$40,130,776	Government National Mortgage Association, Series 2020-136, 1.014%, 8/16/2062(b)(d)	$2,773,506
37,076,550	Government National Mortgage Association, Series 2020-172, 1.151%, 9/16/2062(b)(d)	2,876,477
15,796,983	Government National Mortgage Association, Series 2020-174, 0.846%, 1/16/2063(b)(d)	972,660
36,327,884	Government National Mortgage Association, Series 2020-179, 1.009%, 9/16/2062(b)(d)	2,350,447
43,694,910	Government National Mortgage Association, Series 2020-197, 0.948%, 10/16/2062(b)(d)	2,848,628
34,374,083	Government National Mortgage Association, Series 2020-26, 0.705%, 10/15/2061(b)(d)	1,598,254
9,129,466	Government National Mortgage Association, Series 2021-10, 0.986%, 5/16/2063(b)(d)	649,370
41,044,624	Government National Mortgage Association, Series 2021-106, 0.859%, 4/16/2063(b)(d)	2,727,785
40,372,327	Government National Mortgage Association, Series 2021-12, 0.955%, 3/16/2063(b)(d)	2,590,652
44,523,563	Government National Mortgage Association, Series 2021-128, 1.001%, 6/16/2061(b)(d)	2,829,455
54,482,958	Government National Mortgage Association, Series 2021-132, Class BI, 0.923%, 4/16/2063(b)(d)	3,645,602
52,407,740	Government National Mortgage Association, Series 2021-133, 0.881%, 7/16/2063(b)(d)	3,480,136
53,939,199	Government National Mortgage Association, Series 2021-144, 0.825%, 4/16/2063(b)(d)	3,094,815
11,133,153	Government National Mortgage Association, Series 2021-145, 0.771%, 7/16/2061(b)(d)	662,768
47,547,524	Government National Mortgage Association, Series 2021-151, 0.917%, 4/16/2063(b)(d)	3,221,440
50,472,013	Government National Mortgage Association, Series 2021-163, 0.801%, 3/16/2064(b)(d)	2,945,431
20,282,709	Government National Mortgage Association, Series 2021-180, 0.912%, 11/16/2063(b)(d)	1,449,991
56,231,504	Government National Mortgage Association, Series 2021-186, 0.764%, 5/16/2063(b)(d)	3,199,747
See accompanying notes to financial statements.
| 26

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$37,471,321	Government National Mortgage Association, Series 2021-20, 1.149%, 8/16/2062(b)(d)	$2,834,293
34,154,291	Government National Mortgage Association, Series 2021-33, 0.841%, 10/16/2062(b)(d)	2,130,678
29,985,805	Government National Mortgage Association, Series 2021-40, 0.825%, 2/16/2063(b)(d)	1,872,284
45,563,943	Government National Mortgage Association, Series 2021-52, 0.720%, 4/16/2063(b)(d)	2,494,876
49,316,193	Government National Mortgage Association, Series 2022-166, 0.792%, 4/16/2065(b)(d)	3,158,919
27,926,809	Government National Mortgage Association, Series 2022-17, 0.802%, 6/16/2064(b)(d)	1,718,512
		163,815,543
	Collateralized Mortgage Obligations — 4.5%
1,482,446	Ajax Mortgage Loan Trust, Series 2019-D, Class A1, 2.956%, 9/25/2065(a)(b)	1,375,780
159,962	Federal Home Loan Mortgage Corp., Series 224, 6.000%, 3/01/2033(c)(d)	22,077
49,422	Federal Home Loan Mortgage Corp., Series 2649, Class IM, REMICS, 7.000%, 7/15/2033(c)(d)	7,865
344,177	Federal Home Loan Mortgage Corp., Series 3013, Class AS, REMICS, 3.621%, 5/15/2035(b)(c)	335,400
2,299,358	Federal Home Loan Mortgage Corp., Series 3149, Class LS, REMICS, 1.767%, 5/15/2036(b)(c)(d)	213,856
689,501	Federal Home Loan Mortgage Corp., Series 3229, Class BI, REMICS, 1.187%, 10/15/2036(b)(c)(d)	53,755
747,927	Federal Home Loan Mortgage Corp., Series 3416, Class BI, REMICS, 0.817%, 2/15/2038(b)(c)(d)	53,682
268,826	Federal Home Loan Mortgage Corp., Series 3417, Class VS, REMICS, 2.391%, 2/15/2038(b)(c)	267,185
252,619	Federal Home Loan Mortgage Corp., Series 3417, Class WS, REMICS, 3.570%, 2/15/2038(b)(c)	237,395
827,925	Federal Home Loan Mortgage Corp., Series 3561, Class W, REMICS, 2.580%, 6/15/2048(b)(d)	745,010
317,459	Federal Home Loan Mortgage Corp., Series 3620, Class AT, REMICS, 3.979%, 12/15/2036(b)(d)	313,052
995,416	Federal Home Loan Mortgage Corp., Series 3747, Class CS, REMICS, 1.067%, 10/15/2040(b)(c)(d)	80,006
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$183,907	Federal Home Loan Mortgage Corp., Series 3808, Class SH, REMICS, 0.000%, 2/15/2041(b)(c)	$114,825
882,872	Federal Home Loan Mortgage Corp., Series 3922, Class SH, REMICS, 0.467%, 9/15/2041(b)(c)(d)	56,787
1,187,631	Federal Home Loan Mortgage Corp., Series 4041, Class ES, REMICS, 0.000%, 8/15/2040(b)	1,089,463
816,214	Federal Home Loan Mortgage Corp., Series 4097, Class US, REMICS, 0.717%, 8/15/2032(b)(c)(d)	38,068
4,304,943	Federal Home Loan Mortgage Corp., Series 4136, Class SG, REMICS, 0.717%, 11/15/2042(b)(c)(d)	447,674
2,505,076	Federal Home Loan Mortgage Corp., Series 4321, Class BS, REMICS, 0.000%, 6/15/2039(b)(c)(d)	165,537
1,081,217	Federal Home Loan Mortgage Corp., Series 4512, Class IE, REMICS, 4.500%, 3/15/2044(c)(d)	191,537
3,322,357	Federal Home Loan Mortgage Corp., Series 4672, Class SP, REMICS, 0.667%, 4/15/2047(b)(c)(d)	247,652
1,258,054	Federal Home Loan Mortgage Corp., Series 4749, REMICS, 4.000%, 12/15/2047(c)(d)	232,538
2,933,771	Federal Home Loan Mortgage Corp., Series 5048, Class HI, REMICS, 4.500%, 1/15/2042(d)	454,126
7,249,247	Federal Home Loan Mortgage Corp., Series 5065, Class HI, REMICS, 4.850%, 4/15/2042(b)(d)	1,190,619
146,768	Federal Home Loan Mortgage Corp., Series 5065, Class EI, REMICS, 5.390%, 11/25/2044(b)(d)	29,242
1,166,239	Federal Home Loan Mortgage Corp., Series 5078, Class MI, REMICS, 4.000%, 9/25/2043(c)(d)	283,378
15,125,447	Federal Home Loan Mortgage Corp., Series 5094, REMICS, 1.479%, 12/15/2048(b)(d)	1,080,775
301,440	Federal Home Loan Mortgage Corp., Series 5214, Class BI, REMICS, 0.894%, 4/25/2052(b)(d)	11,587
595,166	Federal National Mortgage Association, Series 2005-22, Class DG, REMICS, 6.810%, 4/25/2035(b)(c)	567,595
848,770	Federal National Mortgage Association, Series 2005-45, Class DA, REMICS, 4.492%, 6/25/2035(b)(c)	900,898
727,616	Federal National Mortgage Association, Series 2006-46, Class SK, REMICS, 4.272%, 6/25/2036(b)(c)	787,091
See accompanying notes to financial statements.
27 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$31,304	Federal National Mortgage Association, Series 2006-69, Class KI, REMICS, 1.865%, 8/25/2036(b)(c)(d)	$2,827
201,508	Federal National Mortgage Association, Series 2008-15, Class AS, REMICS, 5.826%, 8/25/2036(b)(c)	238,926
541,840	Federal National Mortgage Association, Series 2008-86, Class LA, REMICS, 3.507%, 8/25/2038(b)	517,945
143,727	Federal National Mortgage Association, Series 2008-87, Class LD, REMICS, 4.021%, 11/25/2038(b)(c)	138,158
576,704	Federal National Mortgage Association, Series 2009-11, Class VP, REMICS, 2.455%, 3/25/2039(b)(c)	519,145
83,074	Federal National Mortgage Association, Series 2010-75, Class MT, REMICS, 1.153%, 12/25/2039(b)(c)	68,883
282,244	Federal National Mortgage Association, Series 2011-100, Class SH, REMICS, 3.000%, 11/25/2040(b)	239,342
2,180,610	Federal National Mortgage Association, Series 2011-51, Class SM, REMICS, 0.415%, 6/25/2041(b)(c)(d)	173,029
1,216,022	Federal National Mortgage Association, Series 2012-14, Class MS, REMICS, 1.065%, 3/25/2042(b)(c)(d)	115,175
892,376	Federal National Mortgage Association, Series 2012-21, Class SB, REMICS, 0.515%, 3/25/2042(b)(c)(d)	51,805
2,756,328	Federal National Mortgage Association, Series 2012-97, Class SB, REMICS, 0.565%, 9/25/2042(b)(c)(d)	222,299
396,352	Federal National Mortgage Association, Series 2013-109, Class US, REMICS, 0.000%, 7/25/2043(b)(c)	306,057
1,316,222	Federal National Mortgage Association, Series 2013-117, Class S, REMICS, 1.165%, 11/25/2043(b)(c)(d)	128,685
1,413,296	Federal National Mortgage Association, Series 2013-34, Class PS, REMICS, 0.715%, 8/25/2042(b)(c)(d)	87,547
4,162,613	Federal National Mortgage Association, Series 2013-66, Class LI, REMICS, 7.000%, 7/25/2043(c)(d)	588,581
9,894,863	Federal National Mortgage Association, Series 2014-15, Class SA, REMICS, 0.615%, 4/25/2044(b)(c)(d)	956,297
800,617	Federal National Mortgage Association, Series 2014-28, Class SD, REMICS, 0.615%, 5/25/2044(b)(c)(d)	49,222
319,550	Federal National Mortgage Association, Series 2015-55, Class KT, REMICS, 0.000%, 5/25/2041(b)(c)	292,332
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$6,455,058	Federal National Mortgage Association, Series 2016-22, Class ST, REMICS, 0.665%, 4/25/2046(b)(c)(d)	$368,496
1,238,832	Federal National Mortgage Association, Series 2016-26, Class KL, REMICS, 0.000%, 11/25/2042(b)	874,997
6,995,734	Federal National Mortgage Association, Series 2016-32, Class SA, REMICS, 0.665%, 10/25/2034(b)(d)	331,045
8,631,306	Federal National Mortgage Association, Series 2016-60, Class ES, REMICS, 0.665%, 9/25/2046(b)(d)	441,837
5,641,013	Federal National Mortgage Association, Series 2016-60, Class QS, REMICS, 0.665%, 9/25/2046(b)(d)	294,641
3,544,355	Federal National Mortgage Association, Series 2016-82, Class SC, REMICS, 0.665%, 11/25/2046(b)(c)(d)	246,302
3,663,806	Federal National Mortgage Association, Series 2016-82, Class SG, REMICS, 0.665%, 11/25/2046(b)(c)(d)	247,173
4,133,821	Federal National Mortgage Association, Series 2016-93, Class SL, REMICS, 1.215%, 12/25/2046(b)(d)	305,626
5,776,553	Federal National Mortgage Association, Series 2017-26, Class SA, REMICS, 0.715%, 4/25/2047(b)(c)(d)	342,798
35,883,085	Federal National Mortgage Association, Series 2017-57, Class SD, REMICS, 0.000%, 8/25/2047(b)(d)	1,145,747
10,109,335	Federal National Mortgage Association, Series 2020-37, Class QI, REMICS, 4.500%, 6/25/2050(d)	1,911,897
2,944,860	Federal National Mortgage Association, Series 2020-72, Class LI, REMICS, 5.000%, 12/25/2040(d)	605,557
13,287,962	Federal National Mortgage Association, Series 2021-24, REMICS, 1.123%, 3/25/2059(b)(d)	812,898
213,217	Federal National Mortgage Association, Series 334, Class 11, 6.000%, 3/25/2033(c)(d)	28,375
56,734	Federal National Mortgage Association, Series 334, Class 19, 7.000%, 2/25/2033(b)(c)(d)	9,478
223,376	Federal National Mortgage Association, Series 339, Class 13, 6.000%, 6/25/2033(c)(d)	32,555
145,464	Federal National Mortgage Association, Series 339, Class 7, 5.500%, 11/25/2033(c)(d)	20,719
530,002	Federal National Mortgage Association, Series 356, Class 13, 5.500%, 6/25/2035(c)(d)	93,177
See accompanying notes to financial statements.
| 28

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$218,986	Federal National Mortgage Association, Series 359, Class 17, 6.000%, 7/25/2035(c)(d)	$38,787
121,857	Federal National Mortgage Association, Series 374, Class 18, 6.500%, 8/25/2036(c)(d)	21,985
278,729	Federal National Mortgage Association, Series 374, Class 20, 6.500%, 9/25/2036(c)(d)	51,779
119,699	Federal National Mortgage Association, Series 374, Class 22, 7.000%, 10/25/2036(c)(d)	24,232
129,545	Federal National Mortgage Association, Series 374, Class 23, 7.000%, 10/25/2036(c)(d)	22,249
184,837	Federal National Mortgage Association, Series 374, Class 24, 7.000%, 6/25/2037(c)(d)	37,703
160,093	Federal National Mortgage Association, Series 381, Class 12, 6.000%, 11/25/2035(c)(d)	26,033
78,376	Federal National Mortgage Association, Series 381, Class 13, 6.000%, 11/25/2035(b)(c)(d)	12,887
105,276	Federal National Mortgage Association, Series 381, Class 18, 7.000%, 3/25/2037(c)(d)	18,568
62,422	Federal National Mortgage Association, Series 381, Class 19, 7.000%, 3/25/2037(b)(c)(d)	11,753
18,608	Federal National Mortgage Association, Series 383, Class 32, 6.000%, 1/25/2038(c)(d)	3,399
572,321	Federal National Mortgage Association, Series 384, Class 20, 5.500%, 5/25/2036(b)(c)(d)	95,217
199,236	Federal National Mortgage Association, Series 384, Class 31, 6.500%, 7/25/2037(c)(d)	38,497
110,474	Federal National Mortgage Association, Series 384, Class 36, 7.000%, 7/25/2037(b)(c)(d)	13,056
136,616	Federal National Mortgage Association, Series 384, Class 4, 4.500%, 9/25/2036(b)(c)(d)	8,761
89,224	Federal National Mortgage Association, Series 385, Class 23, 7.000%, 7/25/2037(c)(d)	16,856
14,802	Federal National Mortgage Association, Series 386, Class 25, 7.000%, 3/25/2038(b)(c)(d)	3,253
369,532	Government National Mortgage Association, Series 2009-65, Class NZ, 5.500%, 8/20/2039(c)	365,037
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$95,270	Government National Mortgage Association, Series 2010-H02, Class FA, 1 mo. USD SOFR + 0.794%, 6.119%, 2/20/2060(b)(c)	$93,986
42,958	Government National Mortgage Association, Series 2010-H22, Class FE, 1 mo. USD SOFR + 0.464%, 5.794%, 5/20/2059(b)(c)	42,335
67,360	Government National Mortgage Association, Series 2010-H24, Class FA, 1 mo. USD SOFR + 0.464%, 5.794%, 10/20/2060(b)	67,168
82,637	Government National Mortgage Association, Series 2011-H05, Class FB, 1 mo. USD SOFR + 0.614%, 5.944%, 12/20/2060(b)	82,538
31,756	Government National Mortgage Association, Series 2011-H11, Class FA, 1 mo. USD SOFR + 0.614%, 5.944%, 3/20/2061(b)	31,722
31,006	Government National Mortgage Association, Series 2011-H21, Class FA, 1 mo. USD SOFR + 0.714%, 6.044%, 10/20/2061(b)(c)	30,698
70,352	Government National Mortgage Association, Series 2011-H21, Class FT, 1 yr. CMT + 0.700%, 5.500%, 10/20/2061(b)(c)	69,502
4,112	Government National Mortgage Association, Series 2012-H11, Class BA, 2.000%, 5/20/2062(c)	3,655
290,964	Government National Mortgage Association, Series 2012-H22, Class HD, 5.310%, 1/20/2061(b)(c)	285,792
2,863	Government National Mortgage Association, Series 2012-H24, Class FE, 1 mo. USD SOFR + 0.714%, 4.600%, 10/20/2062(b)(c)	2,805
103,855	Government National Mortgage Association, Series 2012-H24, Class HI, 1.209%, 10/20/2062(b)(c)(d)	6,997
106,592	Government National Mortgage Association, Series 2013-H01, Class JA, 1 mo. USD SOFR + 0.434%, 5.764%, 1/20/2063(b)(c)	104,981
27,186	Government National Mortgage Association, Series 2013-H11, Class JA, 3.500%, 4/20/2063(c)	25,815
1,045,241	Government National Mortgage Association, Series 2013-H13, Class SI, 1.300%, 6/20/2063(b)(c)(d)	33,883
2,715,981	Government National Mortgage Association, Series 2013-H16, Class AI, 1.486%, 7/20/2063(b)(c)(d)	60,968
See accompanying notes to financial statements.
29 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$864,678	Government National Mortgage Association, Series 2013-H18, Class EI, 1.879%, 7/20/2063(b)(c)(d)	$48,220
372,315	Government National Mortgage Association, Series 2013-H18, Class JI, 1.300%, 8/20/2063(b)(c)(d)	6,823
81,937	Government National Mortgage Association, Series 2013-H20, Class FA, 1 mo. USD SOFR + 0.714%, 6.044%, 8/20/2063(b)(c)	81,122
4,074,397	Government National Mortgage Association, Series 2014-H24, Class HI, 0.973%, 9/20/2064(b)(c)(d)	79,523
2,802,267	Government National Mortgage Association, Series 2015-152, Class PI, 4.000%, 10/20/2045(c)(d)	439,787
9,758,636	Government National Mortgage Association, Series 2015-H01, Class XZ, 4.498%, 10/20/2064(b)	9,643,506
188,212	Government National Mortgage Association, Series 2015-H04, Class HA, 3.500%, 11/20/2064(b)(c)	181,475
842,513	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	811,935
8,994	Government National Mortgage Association, Series 2015-H13, Class FL, 1 mo. USD SOFR + 0.394%, 5.724%, 5/20/2063(b)(c)	8,517
10,007	Government National Mortgage Association, Series 2015-H19, Class FA, 1 mo. USD SOFR + 0.314%, 5.644%, 4/20/2063(b)(c)	9,624
345,240	Government National Mortgage Association, Series 2015-H28, Class JZ, 5.002%, 3/20/2065(b)(c)	335,862
1,354	Government National Mortgage Association, Series 2015-H29, Class FA, 1 mo. USD SOFR + 0.814%, 6.144%, 10/20/2065(b)(c)	1,306
146,476	Government National Mortgage Association, Series 2015-H29, Class HZ, 4.571%, 9/20/2065(b)(c)	137,355
2,675	Government National Mortgage Association, Series 2015-H30, Class FA, 1 mo. USD SOFR + 0.794%, 6.124%, 8/20/2061(b)(c)	2,577
1,444,312	Government National Mortgage Association, Series 2016-17, Class GT, 0.000%, 8/20/2045(b)	1,154,188
401,588	Government National Mortgage Association, Series 2016-23, Class PA, 5.553%, 7/20/2037(b)(c)	390,996
8,686,985	Government National Mortgage Association, Series 2016-H01, Class AI, 0.183%, 1/20/2066(b)(c)(d)	239,436
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$12,361,578	Government National Mortgage Association, Series 2016-H09, Class JI, 0.040%, 4/20/2066(b)(c)(d)	$424,156
91,430	Government National Mortgage Association, Series 2016-H14, Class JZ, 4.418%, 8/20/2063(b)(c)	86,017
276,789	Government National Mortgage Association, Series 2016-H19, Class CZ, 4.759%, 8/20/2066(b)(c)	271,537
12,524	Government National Mortgage Association, Series 2016-H19, Class EZ, 4.895%, 6/20/2061(b)(c)	11,229
4,252,260	Government National Mortgage Association, Series 2017-128, 0.978%, 12/16/2056(b)(c)(d)	212,524
4,152,160	Government National Mortgage Association, Series 2017-26, Class IM, 6.500%, 2/20/2047(c)(d)	539,225
1,613,751	Government National Mortgage Association, Series 2017-H05, Class AI, 0.964%, 1/20/2067(b)(c)(d)	65,558
7,396,184	Government National Mortgage Association, Series 2018-110, 0.604%, 1/16/2060(b)(c)(d)	316,593
11,782,557	Government National Mortgage Association, Series 2018-129, 0.618%, 7/16/2060(b)(d)	502,745
11,527,746	Government National Mortgage Association, Series 2018-143, 0.495%, 10/16/2060(b)(d)	584,007
3,087	Government National Mortgage Association, Series 2018-H02, Class FJ, 1 mo. USD SOFR + 0.314%, 5.644%, 10/20/2064(b)(c)	2,989
4,573,938	Government National Mortgage Association, Series 2018-H16, Class CZ, 4.270%, 5/20/2068(b)	4,160,120
280,000	Government National Mortgage Association, Series 2019-111, Class LP, 3.500%, 9/20/2049(c)	213,903
17,331,043	Government National Mortgage Association, Series 2019-116, 0.622%, 12/16/2061(b)(d)	809,290
324,000	Government National Mortgage Association, Series 2019-132, Class LP, 3.500%, 10/20/2049(c)	246,484
8,447,001	Government National Mortgage Association, Series 2019-152, Class LI, 0.107%, 2/20/2044(b)(c)(d)	886,029
2,067,244	Government National Mortgage Association, Series 2019-44, Class BS, 0.607%, 4/20/2049(b)(c)(d)	147,401
8,818,753	Government National Mortgage Association, Series 2019-70, Class SK, 0.557%, 8/20/2043(b)(d)	925,242
See accompanying notes to financial statements.
| 30

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$2,199,861	Government National Mortgage Association, Series 2019-H02, Class BZ, 4.242%, 1/20/2069(b)	$1,979,943
2,277,974	Government National Mortgage Association, Series 2020-138, Class IL, 3.500%, 9/20/2050, IO(c)(d)	387,862
4,075,853	Government National Mortgage Association, Series 2020-148, Class IJ, 3.000%, 6/20/2049(c)(d)	887,418
21,694,963	Government National Mortgage Association, Series 2020-34, 5.000%, 12/20/2039(d)	4,136,470
11,096,300	Government National Mortgage Association, Series 2020-47, Class IQ, 3.500%, 3/20/2050(d)	2,553,897
41,406,676	Government National Mortgage Association, Series 2021-H03, 0.000%, 4/20/2070(b)(c)(d)	118,592
7,102,863	Government National Mortgage Association, Series 2021-H08, Class IA, 0.008%, 1/20/2068(b)(c)(d)	30,673
2,310,324	Government National Mortgage Association, Series 2021-H17, 0.031%, 3/20/2070(b)(c)(d)	19,423
		60,248,504
	Mortgage Related — 35.9%
17,169,164	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2050 to 2052(e)	14,070,707 €
7,653,490	Federal Home Loan Mortgage Corp., 3.500%, 6/01/2052	6,854,516
17,795,981	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	16,485,413
1,677,956	Federal National Mortgage Association, 2.000%, with various maturities in 2050(e)	1,290,962 €
399,884,801	Federal National Mortgage Association, 2.500%, with various maturities from 2050 to 2062(e)	323,637,394 €
107,186,711	Federal National Mortgage Association, 3.000%, with various maturities from 2047 to 2063(e)	92,689,941 €
457,633	Federal National Mortgage Association, 4.000%, 1/01/2052	421,147
9	Government National Mortgage Association, 5.470%, 11/20/2059(b)	8
129,268	Government National Mortgage Association, Series 2018-H12, Class HZ, 4.639%, 8/20/2068(b)(c)	120,444
2,491,204	Government National Mortgage Association, Series 2019-H02, Class JA, 3.500%, 12/20/2068	2,346,726
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$9,563,379	Government National Mortgage Association, Series 2020-148, Class EI, 3.000%, 11/20/2049(d)	$2,002,434
21,000,000	Uniform Mortgage-Backed Security, TBA, TBA, 6.500%, 5/01/2054(f)	21,444,138
		481,363,830
	Non-Agency Commercial Mortgage-Backed Securities — 10.7%
3,720,000	BANK, Series 2019-BN20, Class A3, 3.011%, 9/15/2062	3,300,326
3,525,000	BANK, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	3,158,014
1,770,000	BANK, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	1,542,311
3,649,000	BANK, Series 2020-BN26, Class A4, 2.403%, 3/15/2063	3,130,877
785,000	BANK, Series 2020-BN28, Class AS, 2.140%, 3/15/2063	643,893
5,300,000	BANK, Series 2022-BNK39, Class A4, 2.928%, 2/15/2055(b)	4,569,415
1,000,000	Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2016-UB10, Class A4, 3.170%, 7/15/2049	949,330
4,045,000	BBCMS Mortgage Trust, Series 2020-BID, Class A, 1 mo. USD SOFR + 2.254%, 7.581%, 10/15/2037(a)(b)	4,024,775
3,330,000	Benchmark Mortgage Trust, Series 2019-B10, Class A4, 3.717%, 3/15/2062	3,123,349
5,185,000	Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952%, 8/15/2057	4,646,607
4,970,000	BMO Mortgage Trust, Series 2022-C1, Class A5, 3.374%, 2/15/2055(b)	4,391,224
2,235,000	BPR Trust, Series 2022-OANA, Class A, 1 mo. USD SOFR + 1.898%, 7.223%, 4/15/2037(a)(b)	2,246,189
3,620,000	BPR Trust, Series 2022-SSP, Class A, 1 mo. USD SOFR + 3.000%, 8.325%, 5/15/2039(a)(b)	3,635,837
1,860,000	BPR Trust, Series 2022-STAR, Class A, 1 mo. USD SOFR + 3.232%, 8.557%, 8/15/2039(a)(b)	1,864,584
2,770,000	BX Commercial Mortgage Trust, Series 2022-AHP, Class B, 1 mo. USD SOFR + 1.840%, 7.165%, 1/17/2039(a)(b)	2,720,957
510,000	CALI Mortgage Trust, Series 2019-101C, Class A, 3.957%, 3/10/2039(a)	454,972
1,828,150	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	1,699,098
See accompanying notes to financial statements.
31 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$2,520,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class A4, 3.838%, 9/10/2047	$2,490,032
3,110,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1, Class A5, 3.350%, 2/10/2048	3,045,664
394,694	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	387,821
6,160,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	5,451,600
2,110,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	1,711,231
2,045,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037(a)	1,484,350
2,405,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	2,104,592
2,420,000	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314%, 9/12/2040(a)	2,473,816
5,365,000	DROP Mortgage Trust, Series 2021-FILE, Class A, 1 mo. USD SOFR + 1.264%, 6.590%, 10/15/2043(a)(b)	5,159,103
3,337,034	Extended Stay America Trust, Series 2021-ESH, Class C, 1 mo. USD SOFR + 1.814%, 7.140%, 7/15/2038(a)(b)	3,333,905
360,000	GS Mortgage Securities Corp. II, Series 2023-SHIP, Class A, 4.322%, 9/10/2038(a)(b)	348,523
3,690,000	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	2,802,883
5,775,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033(a)(b)	4,669,041
2,373,000	GS Mortgage Securities Trust, Series 2014-GC22, Class C, 4.696%, 6/10/2047(b)	1,470,355
5,000,000	GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.048%, 11/10/2052	4,518,135
2,555,000	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	2,257,325
5,885,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034(a)	5,505,738
1,149,874	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.772%, 12/15/2047(a)(b)	1,055,674
Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$2,969,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class AS, 4.119%, 1/15/2049(b)	$2,816,991
2,035,507	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class AS, 4.243%, 4/15/2047(b)	2,023,899
730,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class AS, 4.065%, 11/15/2047	678,628
3,134,955	Med Trust, Series 2021-MDLN, Class A, 1 mo. USD SOFR + 1.064%, 6.390%, 11/15/2038(a)(b)	3,127,117
930,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class B, 4.354%, 6/15/2047(b)	874,251
501,142	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.212%, 6/15/2044(a)(b)	465,719
3,285,000	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class A2, 3.705%, 2/05/2035(a)(b)	3,120,556
5,780,000	Morgan Stanley Capital I Trust, Series 2019-L3, Class A4, 3.127%, 11/15/2052	5,124,891
2,085,000	Morgan Stanley Capital I Trust, Series 2021-L5, Class A4, 2.728%, 5/15/2054	1,787,898
1,161,298	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	1,034,628
3,475,000	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class C, 3.584%, 3/11/2031(a)(b)	2,990,210
1,700,120	Starwood Retail Property Trust, Series 2014-STAR, Class A, Prime + 0.000%, 8.500%, 11/15/2027(a)(b)	1,242,559
6,500,000	Starwood Retail Property Trust, Series 2014-STAR, Class B, Prime + 0.000%, 8.500%, 11/15/2027(a)(b)(c)(g)	3,836,950
400,000	Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, 1 mo. USD SOFR + 2.186%, 7.511%, 5/15/2037(a)(b)	403,000
1,350,000	UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.605%, 4/15/2052	1,234,597
4,000,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class AS, 4.020%, 8/15/2050	3,969,618
767,432	Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class ASB, 3.400%, 6/15/2048	758,422
5,000,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class A5, 4.302%, 1/15/2052	4,829,010
See accompanying notes to financial statements.
| 32

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$5,012,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146%, 12/15/2052	$4,509,375
753,245	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class AS, 4.358%, 8/15/2046(b)	700,868
790,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class AS, 4.176%, 5/15/2047	749,717
535,000	WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, 4.204%, 11/15/2047(b)	495,487
		143,145,937
	Total Bonds and Notes (Identified Cost $1,312,537,297)	1,161,614,131

Collateralized Loan Obligations — 6.5%
2,225,000	AGL CLO 12 Ltd., Series 2021-12A, Class B, 3 mo. USD SOFR + 1.862%, 7.179%, 7/20/2034(a)(b)	2,225,076
3,000,000	AGL CLO 3 Ltd., Series 2020-3A, Class A, 3 mo. USD SOFR + 1.562%, 6.876%, 1/15/2033(a)(b)	3,001,590
5,255,000	Alinea CLO Ltd., Series 2018-1A, Class B, 3 mo. USD SOFR + 1.912%, 7.229%, 7/20/2031(a)(b)	5,255,173
595,000	Allegro CLO VIII Ltd., Series 2018-2A, Class B1, 3 mo. USD SOFR + 1.932%, 7.246%, 7/15/2031(a)(b)	595,065
3,835,000	Dryden 53 CLO Ltd., Series 2017-53A, Class B, 3 mo. USD SOFR + 1.662%, 6.976%, 1/15/2031(a)(b)	3,835,671
4,275,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class BR, 3 mo. USD SOFR + 2.000%, 7.328%, 4/20/2037(a)(b)	4,274,158
1,565,000	Galaxy XXVI CLO Ltd., Series 2018-26A, Class B, 3 mo. USD SOFR + 1.962%, 7.287%, 11/22/2031(a)(b)	1,565,715
2,675,000	Greystone CRE Notes Ltd., Series 2021-HC2, Class A, 1 mo. USD SOFR + 1.914%, 7.240%, 12/15/2039(a)(b)	2,640,530
3,497,500	Hayfin U.S. XII Ltd., Series 2018-8A, Class B, 3 mo. USD SOFR + 1.742%, 7.059%, 4/20/2031(a)(b)	3,492,399
3,005,000	LCM 30 Ltd., Series 30A, Class BR, 3 mo. USD SOFR + 1.762%, 7.079%, 4/20/2031(a)(b)	2,986,466
4,930,000	Madison Park Funding XXIV Ltd., Series 2016-24A, Class BR, 3 mo. USD SOFR + 2.012%, 7.329%, 10/20/2029(a)(b)	4,933,540
Principal Amount	Description	Value (†)

$2,350,000	Magnetite XXIX Ltd., Series 2021-29A, Class B, 3 mo. USD SOFR + 1.662%, 6.976%, 1/15/2034(a)(b)	$2,346,738
2,075,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3 mo. USD SOFR + 1.912%, 7.226%, 7/15/2034(a)(b)	2,076,477
2,560,000	Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class B, 3 mo. USD SOFR + 1.662%, 6.976%, 4/16/2033(a)(b)	2,551,124
5,280,000	OCP CLO Ltd., Series 2020-8RA, Class A2, 3 mo. USD SOFR + 1.812%, 7.128%, 1/17/2032(a)(b)	5,280,069
2,040,000	Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A2, 3 mo. USD SOFR + 1.732%, 7.046%, 4/16/2031(a)(b)	2,040,707
4,045,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class BR, 3 mo. USD SOFR + 1.862%, 7.179%, 4/21/2034(a)(b)	4,046,444
4,205,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class BR, 3 mo. USD SOFR + 1.912%, 7.229%, 7/02/2035(a)(b)	4,209,323
5,300,000	OHA Credit Funding 8 Ltd., Series 2021-8A, Class B1, 3 mo. USD SOFR + 1.762%, 7.060%, 1/18/2034(a)(b)	5,298,675
575,000	Palmer Square CLO Ltd., Series 2015-1A, Class A2R4, 3 mo. USD SOFR + 1.962%, 7.276%, 5/21/2034(a)(b)	574,730
3,800,000	Post CLO Ltd., Series 2022-1A, Class A, 3 mo. USD SOFR + 1.380%, 6.698%, 4/20/2035(a)(b)	3,801,087
1,035,000	Recette CLO Ltd., Series 2015-1A, Class BRR, 3 mo. USD SOFR + 1.662%, 6.979%, 4/20/2034(a)(b)	1,025,505
7,650,000	Rockland Park CLO Ltd., Series 2021-1A, Class B, 3 mo. USD SOFR + 1.912%, 7.229%, 4/20/2034(a)(b)	7,651,431
5,900,000	TICP CLO VII Ltd., Series 2017-7A, Class BR2, 3 mo. USD SOFR + 1.900%, 6.963%, 4/15/2033(a)(b)	5,900,000
3,830,000	Verde CLO Ltd., Series 2019-1A, Class BR, 3 mo. USD SOFR + 1.862%, 7.176%, 4/15/2032(a)(b)	3,824,424
1,315,000	Voya CLO Ltd., Series 2013-3A, Class A2RR, 3 mo. USD SOFR + 1.961%, 7.259%, 10/18/2031(a)(b)	1,314,528
	Total Collateralized Loan Obligations (Identified Cost $86,502,135)	86,746,645

See accompanying notes to financial statements.
33 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)

Loan Participations — 0.1%
	ABS Other — 0.1%
$1,325,706	Harbour Aircraft Investments Ltd., Series 2017-1, Class A, 4.000%, 11/15/2037	$1,179,039

Short-Term Investments — 8.2%
13,780,605	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2024 at 3.500% to be repurchased at $13,785,964 on 4/01/2024 collateralized by $14,048,200 U.S. Treasury Note, 3.750% due 4/15/2026 valued at $14,056,315 including accrued interest (Note 2 of Notes to Financial Statements)	13,780,605
12,600,000	U.S. Treasury Bills, 5.213%, 5/16/2024(h)(i)	12,517,645
7,000,000	U.S. Treasury Bills, 5.227%, 4/09/2024(i)	6,991,846
45,000,000	U.S. Treasury Bills, 5.228%, 5/09/2024(i)	44,749,723
19,000,000	U.S. Treasury Bills, 5.229%, 5/30/2024(i)	18,836,132
12,305,000	U.S. Treasury Bills, 5.322%, 4/25/2024(i)	12,261,876
	Total Short-Term Investments (Identified Cost $109,140,587)	109,137,827
	Total Investments — 101.4% (Identified Cost $1,509,498,072)	1,358,677,642
	Other assets less liabilities — (1.4)%	(18,400,957)
	Net Assets — 100.0%	$1,340,276,685

(†)	See Note 2 of Notes to Financial Statements.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the value of
Rule 144A holdings amounted to $421,370,265 or 31.4% of net
assets.

(b)
Variable rate security. Rate as of March 31, 2024 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(d)
Interest only security. Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(e)
The Fund’s investment in mortgage related securities of Federal
Home Loan Mortgage Corporation and Federal National
Mortgage Association are interests in separate pools of mortgages.
All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of
presentation in the Portfolio of Investments.

(f)	When-issued/delayed delivery.
(g)	Non-income producing security.
(h)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(i)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
CMT	Constant Maturity Treasury
REMICS	Real Estate Mortgage Investment Conduits
SLM	Sallie Mae
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
At March 31, 2024, open long futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	6/18/2024	1,440	$158,549,428	$159,547,500	$998,072
CBOT U.S. Long Bond Futures	6/18/2024	140	16,504,170	16,861,250	357,080
CME Ultra Long Term U.S. Treasury Bond Futures	6/18/2024	188	23,673,555	24,252,000	578,445
Ultra 10-Year U.S. Treasury Notes Futures	6/18/2024	535	60,693,552	61,316,016	622,464
Total					$2,556,061
See accompanying notes to financial statements.
| 34

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Industry Summary at March 31, 2024 (Unaudited)
Mortgage Related	35.9%
Agency Commercial Mortgage-Backed Securities	12.2
Non-Agency Commercial Mortgage-Backed Securities	10.7
ABS Car Loan	7.8
ABS Other	6.6
ABS Home Equity	6.2
Collateralized Mortgage Obligations	4.5
ABS Student Loan	2.0
Other Investments, less than 2% each	0.8
Collateralized Loan Obligations	6.5
Short-Term Investments	8.2
Total Investments	101.4
Other assets less liabilities (including futures contracts)	(1.4)
Net Assets	100.0%
See accompanying notes to financial statements.
35 |

Statements of Assets and Liabilities
March 31, 2024 (Unaudited)

	High Income Opportunities Fund	Securitized Asset Fund
ASSETS
Investments at cost	$258,045,243	$1,509,498,072
Net unrealized depreciation	(19,656,923)	(150,820,430)
Investments at value	238,388,320	1,358,677,642
Cash	39,998	455,006
Due from brokers (Note 2)	390,000	—
Foreign currency at value (identified cost $47 and $0, respectively)	48	—
Receivable for Fund shares sold	820,576	3,845,885
Receivable for securities sold	531,485	115,000
Receivable for when-issued/delayed delivery securities sold (Note 2)	—	21,495,651
Collateral received for delayed delivery securities (Note 2)	—	120,000
Dividends and interest receivable	3,438,004	5,748,679
Receivable for variation margin on futures contracts (Note 2)	—	18,959
TOTAL ASSETS	243,608,431	1,390,476,822
LIABILITIES
Payable for securities purchased	7,731,026	6,579,891
Payable for when-issued/delayed delivery securities purchased (Note 2)	—	42,870,096
Payable for Fund shares redeemed	54,179	630,150
Due to brokers (Note 2)	—	120,000
TOTAL LIABILITIES	7,785,205	50,200,137
COMMITMENTS AND CONTINGENCIES(a)	—	—
NET ASSETS	$235,823,226	$1,340,276,685
NET ASSETS CONSIST OF:
Paid-in capital	$269,409,437	$1,792,595,469
Accumulated loss	(33,586,211)	(452,318,784)
NET ASSETS	$235,823,226	$1,340,276,685
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$235,823,226	$1,340,276,685
Shares of beneficial interest	27,049,928	176,425,399
Net asset value, offering and redemption price per share	$8.72	$7.60

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
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Statements of Operations
For the Six Months Ended March 31, 2024 (Unaudited)

	High Income Opportunities Fund	Securitized Asset Fund
INVESTMENT INCOME
Interest	$8,363,987	$26,541,566
Dividends	66,384	—
Less net foreign taxes withheld	(552)	—
Investment income	8,429,819	26,541,566
Net realized and unrealized gain (loss) on Investments, Futures contracts, Swap agreements and Foreign currency transactions
Net realized gain (loss) on:
Investments	(4,422,666)	(19,443,410)
Futures contracts	—	(123,183)
Swap agreements	268,419	—
Foreign currency transactions (Note 2c)	6	—
Net change in unrealized appreciation (depreciation) on:
Investments	12,200,005	68,477,143
Futures contracts	—	8,311,917
Foreign currency translations (Note 2c)	15	—
Net realized and unrealized gain on Investments, Futures contracts, Swap agreements and Foreign currency transactions	8,045,779	57,222,467
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,475,598	$83,764,033
See accompanying notes to financial statements.
37 |

Statements of Changes in Net Assets

	High Income Opportunities Fund		Securitized Asset Fund
	Six Months Ended March 31,2024 (Unaudited)	Year Ended September 30,2023	Six Months Ended March 31,2024 (Unaudited)	Year Ended September 30,2023
FROM OPERATIONS:
Investment income	$8,429,819	$13,926,596	$26,541,566	$45,130,723
Net realized loss on investments, futures contracts, swap agreements and foreign currency transactions	(4,154,241)	(8,694,323)	(19,566,593)	(65,271,718)
Net change in unrealized appreciation on investments, futures contracts, swap agreements and foreign currency translations	12,200,020	11,719,096	76,789,060	30,864,932
Net increase in net assets resulting from operations	16,475,598	16,951,369	83,764,033	10,723,937
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(9,041,305)	(14,571,242)	(35,557,407)	(70,940,296)
NET INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 10)	15,066,733	17,532,958	74,286,926	2,056,823
Net increase (decrease) in net assets	22,501,026	19,913,085	122,493,552	(58,159,536)
NET ASSETS
Beginning of the period	213,322,200	193,409,115	1,217,783,133	1,275,942,669
End of the period	$235,823,226	$213,322,200	$1,340,276,685	$1,217,783,133
See accompanying notes to financial statements.
| 38

Financial Highlights
For a share outstanding throughout each period.

	High Income Opportunities Fund – Institutional Class
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$8.43	$8.32	$10.94	$10.29	$10.45	$10.69
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Investment income(a)	0.33	0.59	0.58	0.59	0.58	0.60
Net realized and unrealized gain (loss)	0.31	0.14	(2.28)	0.67	(0.16)(b)	(0.08)
Total from Investment Operations	0.64	0.73	(1.70)	1.26	0.42	0.52
LESS DISTRIBUTIONS FROM:
Investment income	(0.35)	(0.62)	(0.59)	(0.61)	(0.58)	(0.62)
Net realized capital gains	—	—	(0.33)	—	—	(0.14)
Total Distributions	(0.35)	(0.62)	(0.92)	(0.61)	(0.58)	(0.76)
Net asset value, end of the period	$8.72	$8.43	$8.32	$10.94	$10.29	$10.45
Total return	7.79%(c)	8.98%	(16.59)%	12.55%	4.28%	5.14%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$235,823	$213,322	$193,409	$267,703	$255,019	$174,103
Gross expenses(d)	—	—	—	—	—	—
Net investment income	7.63%(e)	6.93%	5.96%	5.49%	5.76%	5.78%
Portfolio turnover rate	23%	48%	45%	62%	96%(f)	48%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Periods less than one year are not annualized.
(d)	Loomis Sayles has agreed to pay, without reimbursement from the Fund, all expenses associated with the operations of the Fund.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The variation in the Fund's turnover rate from 2019 to 2020 was primarily due to significant shareholder flows and repositioning of the portfolio.

See accompanying notes to financial statements.
39 |

Financial Highlights (continued)
For a share outstanding throughout each period.
	Securitized Asset Fund – Institutional Class
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$7.31	$7.68	$9.39	$9.77	$9.94	$9.65
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Investment income(a)	0.16	0.28	0.26	0.26	0.34	0.39
Net realized and unrealized gain (loss)	0.34	(0.21)	(1.43)	(0.06)	0.06	0.45
Total from Investment Operations	0.50	0.07	(1.17)	0.20	0.40	0.84
LESS DISTRIBUTIONS FROM:
Investment income	(0.21)	(0.44)	(0.54)	(0.58)	(0.57)	(0.55)
Net asset value, end of the period	$7.60	$7.31	$7.68	$9.39	$9.77	$9.94
Total return	6.95%(b)	0.77%	(13.03)%	2.07%	4.13%	8.97%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1,340,277	$1,217,783	$1,275,943	$1,564,877	$1,500,680	$1,239,135
Gross expenses(c)	—	—	—	—	—	—
Net investment income	4.20%(d)	3.63%	3.02%	2.68%	3.50%	3.98%
Portfolio turnover rate	38%	106%	140%	98%(e)	283%	369%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Loomis Sayles has agreed to pay, without reimbursement from the Fund, all expenses associated with the operations of the Fund.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The variation in the Fund’s turnover rate from 2020 to 2021 was primarily due to a decrease in the volume of TBA transactions (see Note 2g of Notes to Financial Statements).
See accompanying notes to financial statements.
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Notes to Financial Statements
March 31, 2024 (Unaudited)
1.Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Loomis Sayles High Income Opportunities Fund (“High Income Opportunities Fund”)
Loomis Sayles Securitized Asset Fund (“Securitized Asset Fund”)
Each Fund is a diversified investment company.
Each Fund offers Institutional Class shares. The Funds’ shares are offered exclusively to investors in “wrap fee” programs approved by Natixis Advisors, LLC (“Natixis Advisors”) and/or Loomis, Sayles & Company, L.P. (“Loomis Sayles”) and to institutional advisory clients of Natixis Advisors or Loomis Sayles that, in each case, meet the Funds’ policies as established by Loomis Sayles.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation.   Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is, subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations ("CLOs") are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service. Bilateral credit default swaps are fair valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swaps are fair valued based on prices supplied by an independent pricing source. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income
41 |

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
(including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Loan consent fees, upfront origination fees and/or amendment fees are recorded when received and included in interest income on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For payment-in-kind securities, income received in-kind is reflected as an increase to the principal and cost basis of the securities. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the
Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
d. Forward Foreign Currency Contracts. A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
e. Futures Contracts. A Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
| 42

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
f. Swap Agreements. A Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily, and fluctuations in value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Asset and Liabilities, as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.
Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Funds face the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Funds based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Funds’ counterparty credit risk is reduced as the CCP stands between the Funds and the counterparty. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
g. When-Issued and Delayed Delivery Transactions. A Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.
Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours
43 |

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party.
Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.
h. Stripped Securities. A Fund may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its investments in IOs. Stripped securities outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
i. Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2024 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
j. Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as premium amortization, convertible bond adjustments, foreign currency gains and losses, return of capital distributions received, capital gain distributions received, market discount and paydown gains and losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to wash sales, convertible bond adjustments, corporate actions, defaulted and/or non-income producing securities, return of capital distributions received, market discount, premium amortization and futures contracts mark-to-market. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2023 was as follows:
	2023 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
High Income Opportunities Fund	$14,571,242	$ —	$14,571,242
Securitized Asset Fund	70,940,296	—	70,940,296
| 44

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of September 30, 2023, capital loss carryforwards were as follows:
	High Income Opportunities Fund	Securitized Asset Fund
Capital loss carryforward:
Short-term:
No expiration date	$(3,003,187)	$(55,647,187)
Long-term:
No expiration date	(6,399,175)	(232,523,059)
Total capital loss carryforward	$(9,402,362)	$(288,170,246)
As of March 31, 2024, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	High Income Opportunities Fund	Securitized Asset Fund
Federal tax cost	$258,448,805	$1,509,498,072
Gross tax appreciation	$4,105,695	$5,730,885
Gross tax depreciation	(24,166,180)	(153,995,254)
Net tax depreciation	$(20,060,485)	$(148,264,369)
Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.
k. Senior Loans. A Fund’s investment in senior loans may be to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. A Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. The settlement period for senior loans is uncertain as there is no standardized settlement schedule applicable to such investments. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
l. Loan Participations. A Fund’s investment in senior loans may be in the form of participations in loans. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk from both the party from whom it purchased the loan participation and the borrower. Additionally, a Fund may have minimal control over the terms of any loan modification. Loan participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
m. Collateralized Loan Obligations. A Fund may invest in CLOs. A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateralized securities and the class of the instrument in which the Fund invests. CLOs outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
n. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is
45 |

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2024, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
o. Due to/from Brokers. Transactions and positions in certain futures contracts and delayed delivery commitments are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due from brokers balance for High Income Opportunities Fund represents cash pledged as initial margin for closed centrally cleared swap agreements. The due to brokers balance in the Statements of Assets and Liabilities for Securitized Asset Fund represents cash received as collateral for delayed delivery securities. In certain circumstances the Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.
p. Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
q. New Accounting Pronouncement. In March 2020, the Financial Accounting Standards Board (“FASB”) issued ASU 2020-04, Reference Rate Reform (Topic 848) (“ASU 2020-04”) in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of the London Interbank Offered Rate (“LIBOR”), which was expected to occur no later than June 30, 2023. In January 2021, FASB issued Accounting Standard Update 2021-01 (“ASU 2021-01”), which is an update of ASU 2020-04. Regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation than LIBOR. ASU 2020-04 provides temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2020-04 amendments offer optional expedients for contract modifications that would allow an entity to account for such modifications by prospectively adjusting the effective interest rate, instead of evaluating each contract, in accordance with existing accounting standards, as to whether reference rate modifications constitute the establishment of new contracts or the continuation of existing contracts. ASU 2021-01 clarifies that certain provisions in Topic 848, if elected by an entity, apply to derivative instruments that use an interest rate for margining, discounting, or contract price alignment that is modified as a result of reference rate reform. In December 2022, FASB issued a further update to Topic 848 under ASU 2022-06, which defers the sunset date of Topic 848 to December 31, 2024, after which entities will no longer be permitted to apply the optional expedients provided in Topic 848. As of June 30, 2023, LIBOR had ceased to be published on a representative basis, and will be replaced by an alternative reference rate at the next reset date subsequent to June 30, 2023 for all investments for which LIBOR is the current reference rate. Management has elected to apply the optional expedients when appropriate and account for such modifications by prospectively adjusting the effective interest rate. There is no material impact to the Funds' financial statements.
r. Regulatory Update. Effective January 24, 2023, the SEC adopted a release (the “Release”) containing rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the new tailored shareholder reports but will be available online, delivered free of charge upon request, and filed with the SEC on a semiannual basis on Form N-CSR. In addition to the removal of financial statements from the new tailored shareholder reports, the Release requires mandatory mailing of the reports, unless a shareholder specifically opts out and chooses electronic delivery. The Release also requires that the new tailored shareholder reports be no longer than 2-4 pages, include only a single share class of a single fund, and use a broad-based securities market index for performance comparison purposes. Management is evaluating the impact of the Release on the content of the current shareholder report and newly created tailored shareholder reports and expects to meet the required compliance date of July 24, 2024.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
| 46

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of March 31, 2024, at value:
High Income Opportunities Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Home Construction	$ —	$228,719	$ —	$228,719
Non-Agency Commercial Mortgage-Backed Securities	—	3,751,845	43,228	3,795,073
All Other Non-Convertible Bonds(a)	—	199,350,120	—	199,350,120
Total Non-Convertible Bonds	—	203,330,684	43,228	203,373,912
Convertible Bonds(a)	—	7,239,760	—	7,239,760
Total Bonds and Notes	—	210,570,444	43,228	210,613,672
Senior Loans(a)	—	11,488,006	—	11,488,006
Collateralized Loan Obligations	—	3,036,187	—	3,036,187
Common Stocks(a)	1,266,095	—	—	1,266,095
Preferred Stocks(a)	291,613	—	—	291,613
Warrants	—	—	—	—
Short-Term Investments	—	11,692,747	—	11,692,747
Total Investments	$1,557,708	$236,787,384	$43,228	$238,388,320

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
47 |

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)

Securitized Asset Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
ABS Home Equity	$ —	$82,143,298	$1,396,965	$83,540,263
ABS Other	—	87,010,982	292,050	87,303,032
ABS Student Loan	—	24,080,640	2,382,930	26,463,570
Agency Commercial Mortgage-Backed Securities	—	159,121,560	4,693,983	163,815,543
Collateralized Mortgage Obligations	—	41,213,957	19,034,547	60,248,504
Mortgage Related	—	481,243,386	120,444	481,363,830
Non-Agency Commercial Mortgage-Backed Securities	—	139,308,987	3,836,950	143,145,937
All Other Bonds and Notes(a)	—	115,733,452	—	115,733,452
Total Bonds and Notes	—	1,129,856,262	31,757,869	1,161,614,131
Collateralized Loan Obligations	—	86,746,645	—	86,746,645
Loan Participations(a)	—	1,179,039	—	1,179,039
Short-Term Investments	—	109,137,827	—	109,137,827
Total Investments	—	1,326,919,773	31,757,869	1,358,677,642
Futures Contracts (unrealized appreciation)	2,556,061	—	—	2,556,061
Total	$2,556,061	$1,326,919,773	$31,757,869	$1,361,233,703

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2023 and/or March 31, 2024:
High Income Opportunities Fund
Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2023	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2024	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2024
Bonds and Notes
Non-Convertible Bonds
Home Construction	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —
Non-Agency Commercial Mortgage- Backed Securities	86,012	—	—	(42,784)	—	—	—	—	43,228	(42,784)
Warrants	—	—	—	—	—	—	—	—	—	—
Total	$86,012	$ —	$ —	$(42,784)	$ —	$ —	$ —	$ —	$43,228	$(42,784)
| 48

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)

Securitized Asset Fund
Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2023	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2024	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2024
Bonds and Notes
ABS Home Equity	$135,220	$(5,888)	$(5,883)	$(19,358)	$222,495	$(286,022)	$1,356,401	$ —	$1,396,965	$(24,937)
ABS Other	—	—	141	64	—	(50,000)	341,845	—	292,050	64
ABS Student Loan	—	—	296	39,166	—	(284,000)	2,627,468	—	2,382,930	39,166
Agency Commercial Mortgage- Backed Securities	5,924,820	(274,891)	(16,134,705)	15,673,490	26,004,048	(26,008,959)	—	(489,820)	4,693,983	(406,387)
Collateralized Mortgage Obligations	19,637,469	(241,792)	(8,214,561)	9,226,555	28,257,650	(28,721,451)	—	(909,323)	19,034,547	1,476,993
Mortgage Related	113,942	—	—	3,549	2,953	—	—	—	120,444	3,549
Non-Agency Commercial Mortgage- Backed Securities	3,825,900	—	—	11,050	—	—	—	—	3,836,950	11,050
Total	$29,637,351	$(522,571)	$(24,354,712)	$24,934,516	$54,487,146	$(55,350,432)	$4,325,714	$(1,399,143)	$31,757,869	$1,099,498
Debt securities valued at $1,356,401 were transferred from Level 2 to Level 3 during the period ended March 31, 2024. At September 30, 2023, these securities were fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies. At March 31, 2024, these securities were fair valued as determined by the Fund's valuation designee as an independent pricing service did not provide a reliable price for the securities.
Debt securities valued at $2,969,313 were transferred from Level 2 to Level 3 during the period ended March 31, 2024. At September 30, 2023, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies. At March 31, 2024, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities.
Debt securities valued at $1,399,143 were transferred from Level 3 to Level 2 during the period ended March 31, 2024. At September 30, 2023, these securities were fair valued as determined by the Fund's valuation designee as an independent pricing service was unable to price the securities. At March 31, 2024, these securities were fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies.
49 |

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
The significant unobservable inputs used for those securities fair valued by the valuation designee and categorized in Level 3 for Securitized Asset Fund as of March 31, 2024, were as follows:
Description		Valuation Technique(s)	Unobservable Input	Unobservable Input Value(s)	Value
Bonds and Notes
	ABS Home Equity[1]			1.00%	$1,377,653
		Market Discount	Discount Rate	5.00%	19,312
	Agency Commercial Mortgage-Backed Securities[1]			1.00%	4,330,171
		Market Discount	Discount Rate	3.00%	363,812
	Collateralized Mortgage Obligations[1]			1.00%	17,651,906
		Market Discount	Discount Rate	3.00%	1,382,641
	Mortgage Related[1]	Market Discount	Discount Rate	1.00%	120,444
	Non-Agency Commercial Mortgage-Backed Securities[2]	Discounted Cash Flows	Constant Default Rate	100%
			Loss Severity	40%
			Lag Time	19 months
			Loss Adjusted Spread	10%	3,836,950
	Total				$29,082,889

[1]
“Odd lot” securities (those with current principal below the normal trading size) are valued using a discount to the “round lot” price for the same security. The significant unobservable input used in the fair value measurement is the discount rate. Discount rates are set at a specific fixed rate depending on the size of the odd lot. A significant change in the discount rate could have a material effect on the fair value measurement. There is an inverse relationship between the discount rate and the fair value measurement, meaning a significant increase in the discount rate would have resulted in a lower fair value measurement, and vice versa.

[2]
Security is valued using a discounted cash flow model. The significant unobservable inputs used in the fair value measurement are the constant default rate, loss severity, lag time, and loss adjusted spread. Significant changes in input values could have a material effect on the fair value measurement. There is an inverse relationship between the loss severity, lag time, and loss adjusted spread and the fair value measurement, meaning a significant increase in any of those input values in isolation would have resulted in a lower fair value measurement, and vice versa. The constant default rate of 100% is based on the fact that the underlying loan is in default.

4.Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Funds used during the period include futures contracts and swap agreements.
High Income Opportunities Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Fund may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. The Fund may also use credit default swaps, as a protection seller, to gain investment exposure. During the six months ended March 31, 2024, High Income Opportunities Fund engaged in credit default swap agreements (as a protection seller) to gain investment exposure.
Securitized Asset Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the six months ended March 31, 2024, Securitized Asset Fund used futures contracts to hedge against changes in interest rates and manage duration.
Transactions in derivative instruments for High Income Opportunities Fund during the six months ended March 31, 2024, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Swap agreements
Credit contracts	$268,419
| 50

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
The following is a summary of derivative instruments for Securitized Asset Fund as of March 31, 2024, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$2,556,061

[1]
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Securitized Asset Fund during the six months ended March 31, 2024, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(123,183)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$8,311,917
As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.
The volume of futures contract activity and swap agreement activity, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2024:
High Income Opportunities Fund	Credit Default Swaps
Average Notional Amount Outstanding	0.67%
Highest Notional Amount Outstanding	2.01%
Lowest Notional Amount Outstanding	0.00%
Notional Amount Outstanding as of March 31, 2024	0.00%

Securitized Asset Fund	Futures
Average Notional Amount Outstanding	19.41%
Highest Notional Amount Outstanding	23.31%
Lowest Notional Amount Outstanding	16.98%
Notional Amount Outstanding as of March 31, 2024	19.55%
Notional amounts outstanding at the end of the prior period, if applicable, are included in the average notional amount outstanding.
Unrealized gain and/or loss on open futures and swaps is recorded in the Statements of Assets and Liabilities. The aggregate notional values of futures and swap contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds' net assets.
Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
51 |

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
5.Purchases and Sales of Securities. For the six months ended March 31, 2024, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:
	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
High Income Opportunities Fund	$2,884,081	$ —	$62,914,007	$47,023,650
Securitized Asset Fund	397,502,608	402,790,018	87,293,052	63,241,651
6.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Loomis Sayles has agreed to pay, without reimbursement from the Funds or the Trust, the following expenses of the Funds:  compensation to Trustees of the Trust who are not “interested persons” (as defined in the 1940 Act) of the Trust; registration, filing and other fees in connection with requirements of regulatory authorities; the charges and expenses of any entity appointed by the Funds for custodial, paying agent, shareholder servicing and plan agent services; charges and expenses of the independent registered public accounting firm retained by the Funds; charges and expenses of any transfer agents and registrars appointed by the Funds; any cost of certificates representing shares of the Funds; legal fees and expenses in connection with the day-to-day affairs of the Funds, including registering and qualifying its shares with Federal and State regulatory authorities; expenses of meetings of shareholders and Trustees of the Trust; the costs of services, including services of counsel, required in connection with the preparation of the Funds’ registration statements and prospectuses, including amendments and revisions thereto, annual, semi-annual and other periodic reports of the Funds, and notices and proxy solicitation material furnished to shareholders of the Funds or regulatory authorities, and any costs of printing or mailing these items; and the Funds’ expenses of bookkeeping, accounting and financial reporting, including related clerical expenses and all other expenses incurred; and other operating expenses of the Funds, as applicable.
Loomis Sayles serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of each management agreement, Loomis Sayles does not charge the Funds an investment advisory fee, also known as a management fee, or any other fee for those services or for bearing those expenses. Although the Funds do not compensate Loomis Sayles directly for services under the advisory agreement, Loomis Sayles will typically receive an advisory fee from the sponsors of “wrap programs,” who in turn charge the programs’ participants.
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust. Natixis Distribution currently is not paid a fee for serving as distributor for the Funds. Loomis Sayles has agreed to reimburse Natixis Distribution to the extent that Natixis Distribution incurs expenses in connection with any redemption of Fund shares.
c. Administrative Fees. Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Loomis Sayles has agreed to pay, without reimbursement from the Trust or Funds, fees to Natixis Advisors for services to the Funds.
d. Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $400,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $225,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $25,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
Prior to January 1, 2024, the Chairperson of the Board of Trustees received a retainer fee at the annual rate of $369,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $210,000. Each Independent Trustee received a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attended in person. The
| 52

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each received an additional retainer fee at the annual rate of $20,000. All other Trustees fees remained unchanged.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Loomis Sayles has agreed to pay, without reimbursement from the Trust or Funds, Trustees fees and expenses allocable to the Funds.
Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trust.
7.Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the six months ended March 31, 2024, neither Fund had borrowings under this agreement.
8.Risk. Securitized Asset Fund’s investments in mortgage-related and asset-backed securities are subject to certain risks not associated with investments in other securities. Mortgage-related and asset-backed securities are subject to the risk that unexpected changes in interest rates will have a direct effect on expected maturity. A shortened maturity may result in the reinvestment of prepaid amounts in securities with lower yields than the original obligations. An extended maturity may result in a reduction of a security’s value.
Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
9.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2024, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds' total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Account Holders	Percentage of Ownership
High Income Opportunities Fund	4	92.83%
Securitized Asset Fund	4	95.29%
Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.
53 |

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
10.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
High Income Opportunities Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	3,609,238	$30,805,421	5,345,697	$45,532,916
Issued in connection with the reinvestment of distributions	398,544	3,382,227	649,422	5,529,256
Redeemed	(2,258,429)	(19,120,915)	(3,933,361)	(33,529,214)
Increase from capital share transactions	1,749,353	$15,066,733	2,061,758	$17,532,958

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
Securitized Asset Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	25,755,942	$193,186,136	34,092,926	$259,745,905
Issued in connection with the reinvestment of distributions	1,233,680	9,193,940	2,439,063	18,628,449
Redeemed	(17,199,095)	(128,093,150)	(36,095,261)	(276,317,531)
Increase from capital share transactions	9,790,527	$74,286,926	436,728	$2,056,823
| 54

LOOMIS SAYLES FUNDS
Loomis Sayles Funds, a Boston-based family of mutual funds advised by Loomis, Sayles & Company, L.P., offers a range of fixed income and equity investments to fit the goals of the most demanding investor. Investment minimums and a pricing structure that includes multiple share classes make the funds suitable investments for individual investors, retirement plan participants, high net worth individuals and small institutions, including endowments and foundations.
PHONE 800-633-3330 FOR THE FOLLOWING FUND INFORMATION:
•  Net asset values, yields, distribution information, fund information and fund literature
•  Speak to a customer service representative regarding new or existing accounts
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Please visit www.loomissayles.com or call 800-633-3330 for a prospectus and a summary prospectus, if available, containing this and other information.
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must be in writing, signed by the shareholder, including the shareholder’s name and address, and should identify the fund(s), account number, class of shares, and number of shares held in the fund(s) as of a recent date.
or by email at:
secretaryofthefunds@natixis.com
Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, social security number, PIN, or any other non-public, personal information in an e-mail communication because this information may be viewed by others.

Exp. 5/31/25
5679958.2.1
M-LSHISA-0324

Loomis Sayles Small Cap Growth Fund
Loomis Sayles Small Cap Value Fund
Loomis Sayles Small/Mid Cap Growth Fund
Semiannual Report
March 31, 2024
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission (SEC) has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports. Beginning in July 2024, Funds will be required by the SEC to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that is currently being provided. If you would like to receive shareholder reports and other communications from the Funds electronically, instead of by mail, you may make that request at www.icsdelivery.com/loomissayles. If you have already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.

Loomis Sayles Small Cap Growth Fund

Managers
Mark F. Burns, CFA®
John J. Slavik, CFA®

Symbols
Institutional Class	LSSIX
Retail Class	LCGRX
Class N	LSSNX

Investment Objective
The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.

Average Annual Total Returns —March 31, 2024[1]
	6 Months	1 Year	5 Years	10 Years	Expense Ratios[2]
					Gross	Net
Institutional Class	15.48%	14.46%	8.35%	8.83%	0.94%	0.94%
Retail Class	15.39	14.22	8.09	8.56	1.19	1.19
Class N	15.58	14.58	8.48	8.96	0.83	0.83
Comparative Performance
Russell 3000® Index[3]	23.30	29.29	14.34	12.33
Russell 2000® Growth Index[4]	21.30	20.35	7.38	7.89
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.
[2]
Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on
1/31/25. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

[3]
Effective February 1, 2024, the Fund's primary broad-based performance index changed to the Russell 3000® Index. The Russell 3000® Index is a broad-based securities market index that represents the overall market applicable to the Fund. It is an unmanaged index that measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

[4]
Russell 2000® Growth Index is an unmanaged index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. The Fund will retain the Russell 2000® Growth Index as its additional benchmark for performance comparison.

1 |

Loomis Sayles Small Cap Value Fund

Managers
Joseph R. Gatz, CFA®
Jeffrey Schwartz, CFA®

Symbols
Institutional Class	LSSCX
Retail Class	LSCRX
Admin Class	LSVAX
Class N	LSCNX

Investment Objective
The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.

Average Annual Total Returns —March 31, 2024[1]
	6 Months	1 Year	5 Years	10 Years	Expense Ratios[2]
					Gross	Net
Institutional Class	20.20%	25.55%	10.59%	8.28%	0.96%	0.90%
Retail Class	20.02	25.26	10.32	8.01	1.21	1.15
Admin Class	19.90	24.96	10.04	7.74	1.46	1.40
Class N	20.26	25.67	10.65	8.34	0.87	0.85
Comparative Performance
Russell 3000® Index[3]	23.30	29.29	14.34	12.33
Russell 2000® Value Index[4]	18.60	18.75	8.17	6.87
Russell 2000® Index[5]	19.94	19.71	8.10	7.58
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.
[2]
Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on
1/31/25. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

[3]
Effective February 1, 2024, the Fund's primary broad-based performance index changed to the Russell 3000® Index. The Russell 3000® Index is a broad-based securities market index that represents the overall market applicable to the Fund. It is an unmanaged index that measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

[4]
Russell 2000® Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values. The Fund will retain the Russell 2000® Value Index as an additional benchmark for performance comparison.

[5]
Russell 2000® Index is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. The Fund will retain the
Russell 2000® Index as an additional benchmark for performance comparison.

| 2

Loomis Sayles Small/Mid Cap Growth Fund

Managers
Mark F. Burns, CFA®
John J. Slavik, CFA®

Symbols
Institutional Class	LSMIX
Class N	LSMNX

Investment Objective
The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.

Average Annual Total Returns —March 31, 2024[1]
	6 Months	1 Year	5 Years	Life of Institutional Class	Life of Class N	Expense Ratios[2]
						Gross	Net
Institutional Class (Inception 6/30/15)	17.57%	11.95%	7.99%	9.10%	— %	0.93%	0.85%
Class N (Inception 10/1/19)	17.55	11.94	—	—	8.59	0.92	0.83
Comparative Performance
Russell 3000® Index[3]	23.30	29.29	14.34	12.63	15.02
Russell 2500™ Growth Index[4]	22.17	21.12	9.39	9.25	10.66
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.
[2]
Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on
1/31/25. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

[3]
Effective February 1, 2024, the Fund's primary broad-based performance index changed to the Russell 3000® Index. The Russell 3000® Index is a broad-based securities market index that represents the overall market applicable to the Fund. It is an unmanaged index that measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

[4]
Russell 2500™ Growth Index is an unmanaged index that measures the performance of the small-to-mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500™ Index companies with higher price-to-book ratios and higher forecasted growth values. The Fund will retain the Russell 2500™
Growth Index as its additional benchmark for performance comparison.

3 |

ADDITIONAL INFORMATION
All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.
Additional Index Information
This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.
The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.
Proxy Voting Information
A description of the Funds' proxy voting policies and procedures is available without charge, upon request, by calling Loomis Sayles Funds at 800-633-3330; on the Funds’ website at www.loomissayles.com, and on the Securities and Exchange Commission (“SEC”) website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available through the Funds’ website and the SEC website.
Quarterly Portfolio Schedules
The Loomis Sayles Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at loomissayles.com. A hard copy may be requested from the Fund at no charge by calling 800-633-3330.
Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds
In October 2022, the SEC adopted rule and form amendments requiring mutual funds and exchange-traded funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed with the SEC on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.
CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.
| 4

Understanding Your Fund's Expenses
As a mutual fund shareholder, you incur different costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service fees ("12b-1 fees"), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.
The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2023 through March 31, 2024. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your class.
The second line in the table for each class of fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning funds. If transaction costs were included, total costs would be higher.
Loomis Sayles Small Cap Growth Fund	Beginning Account Value 10/1/2023	Ending Account Value 3/31/2024	Expenses Paid During Period* 10/1/2023 – 3/31/2024
Institutional Class
Actual	$1,000.00	$1,154.80	$5.06
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.75
Retail Class
Actual	$1,000.00	$1,153.90	$6.41
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.01
Class N
Actual	$1,000.00	$1,155.80	$4.47
Hypothetical (5% return before expenses)	$1,000.00	$1,020.85	$4.19

*
Expenses are equal to the Fund's annualized expense ratio:  0.94%, 1.19% and 0.83% for Institutional Class, Retail Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half–year (183), divided by 366
(to reflect the half–year period).

5 |

Loomis Sayles Small Cap Value Fund	Beginning Account Value 10/1/2023	Ending Account Value 3/31/2024	Expenses Paid During Period* 10/1/2023 – 3/31/2024
Institutional Class
Actual	$1,000.00	$1,202.00	$4.95
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.55
Retail Class
Actual	$1,000.00	$1,200.20	$6.33
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.81
Admin Class
Actual	$1,000.00	$1,199.00	$7.70
Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$7.06
Class N
Actual	$1,000.00	$1,202.60	$4.68
Hypothetical (5% return before expenses)	$1,000.00	$1,020.75	$4.29

*
Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement):  0.90%, 1.15%, 1.40% and 0.85% for Institutional Class,
Retail Class, Admin Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half -year 183, divided by 366 (to reflect the half -year period).

Loomis Sayles Small/Mid Cap Growth Fund	Beginning Account Value 10/1/2023	Ending Account Value 3/31/2024	Expenses Paid During Period* 10/1/2023 – 3/31/2024
Institutional Class
Actual	$1,000.00	$1,175.70	$4.62
Hypothetical (5% return before expenses)	$1,000.00	$1,020.75	$4.29
Class N
Actual	$1,000.00	$1,175.50	$4.51
Hypothetical (5% return before expenses)	$1,000.00	$1,020.85	$4.19

*
Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement):  0.85% and 0.83% for Institutional Class and Class N,
respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half–year (183), divided by 366 (to reflect the half–year period).

| 6

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)
Common Stocks— 97.0% of Net Assets
	Aerospace & Defense — 4.0%
397,219	AAR Corp.(a)	$23,781,502
363,985	Cadre Holdings, Inc.	13,176,257
392,199	Hexcel Corp.	28,571,697
1,587,025	Kratos Defense & Security Solutions, Inc.(a)	29,169,519
		94,698,975
	Automobile Components — 3.8%
164,752	Dorman Products, Inc.(a)	15,880,445
347,203	Gentherm, Inc.(a)	19,991,949
231,674	Modine Manufacturing Co.(a)	22,053,048
258,795	Patrick Industries, Inc.	30,918,239
		88,843,681
	Banks — 0.7%
518,978	Bancorp, Inc.(a)	17,365,004
	Beverages — 0.5%
516,094	Vita Coco Co., Inc.(a)	12,608,176
	Biotechnology — 3.3%
11,043	Immunocore Holdings PLC, ADR(a)	717,795
507,174	Insmed, Inc.(a)	13,759,631
644,126	Vericel Corp.(a)	33,507,434
557,744	Xencor, Inc.(a)	12,342,875
399,772	Xenon Pharmaceuticals, Inc.(a)	17,210,184
		77,537,919
	Building Products — 1.9%
876,945	AZEK Co., Inc.(a)	44,040,178
	Capital Markets — 3.6%
296,219	Hamilton Lane, Inc., Class A	33,401,655
110,460	Piper Sandler Cos.	21,925,205
305,289	PJT Partners, Inc., Class A	28,776,541
		84,103,401
	Commercial Services & Supplies — 3.0%
1,499,799	ACV Auctions, Inc., Class A(a)	28,151,227
422,138	Casella Waste Systems, Inc., Class A(a)	41,736,784
		69,888,011
	Communications Equipment — 0.1%
79,706	Calix, Inc.(a)	2,643,051
	Construction & Engineering — 3.1%
323,780	Arcosa, Inc.	27,799,751
415,094	Construction Partners, Inc., Class A(a)	23,307,528
192,666	Sterling Infrastructure, Inc.(a)	21,252,986
		72,360,265
	Diversified Consumer Services — 0.8%
145,292	Grand Canyon Education, Inc.(a)	19,790,223
	Electronic Equipment, Instruments & Components — 3.6%
241,008	Advanced Energy Industries, Inc.	24,577,996
Shares	Description	Value (†)
	Electronic Equipment, Instruments & Components — continued
336,900	Itron, Inc.(a)	$31,169,988
161,318	Novanta, Inc.(a)	28,193,547
		83,941,531
	Energy Equipment & Services — 5.1%
602,388	Cactus, Inc., Class A	30,173,615
451,373	Noble Corp. PLC	21,887,077
829,219	Oceaneering International, Inc.(a)	19,403,724
405,055	Weatherford International PLC(a)	46,751,448
		118,215,864
	Financial Services — 1.4%
794,349	EVERTEC, Inc.	31,694,525
	Food Products — 0.8%
532,835	Simply Good Foods Co.(a)	18,132,375
	Ground Transportation — 0.4%
532,736	Marten Transport Ltd.	9,844,961
	Health Care Equipment & Supplies — 7.0%
470,745	AtriCure, Inc.(a)	14,320,063
272,532	Axonics, Inc.(a)	18,796,532
247,348	Glaukos Corp.(a)	23,322,443
111,390	Integer Holdings Corp.(a)	12,996,985
178,129	iRhythm Technologies, Inc.(a)	20,662,964
325,717	LivaNova PLC(a)	18,220,609
434,378	Merit Medical Systems, Inc.(a)	32,904,134
468,808	PROCEPT BioRobotics Corp.(a)	23,168,491
		164,392,221
	Health Care Providers & Services — 6.8%
285,740	Acadia Healthcare Co., Inc.(a)	22,636,323
208,163	Ensign Group, Inc.	25,899,641
293,929	HealthEquity, Inc.(a)	23,993,424
1,002,336	Option Care Health, Inc.(a)	33,618,349
668,694	Progyny, Inc.(a)	25,510,676
575,665	RadNet, Inc.(a)	28,011,859
		159,670,272
	Health Care Technology — 1.0%
741,604	Evolent Health, Inc., Class A(a)	24,317,195
	Hotels, Restaurants & Leisure — 3.4%
473,400	First Watch Restaurant Group, Inc.(a)	11,655,108
1,303,838	Life Time Group Holdings, Inc.(a)	20,235,566
240,480	Papa John's International, Inc.	16,015,968
197,651	Texas Roadhouse, Inc.	30,531,150
		78,437,792
	Household Durables — 1.2%
108,200	Installed Building Products, Inc.	27,994,586
	Insurance — 3.2%
864,617	BRP Group, Inc., Class A(a)	25,022,016
364,110	Goosehead Insurance, Inc., Class A(a)	24,257,008
47,902	Kinsale Capital Group, Inc.	25,136,096
		74,415,120
See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Small Cap Growth Fund (continued)
Shares	Description	Value (†)
	IT Services — 0.6%
521,465	Couchbase, Inc.(a)	$13,719,744
	Life Sciences Tools & Services — 1.6%
92,458	Medpace Holdings, Inc.(a)	37,366,901
	Machinery — 3.5%
311,893	Albany International Corp., Class A	29,165,114
232,291	ESCO Technologies, Inc.	24,866,752
103,465	RBC Bearings, Inc.(a)	27,971,763
		82,003,629
	Metals & Mining — 1.2%
532,472	ATI, Inc.(a)	27,246,592
	Oil, Gas & Consumable Fuels — 1.0%
883,902	Magnolia Oil & Gas Corp., Class A	22,937,257
	Personal Care Products — 3.8%
562,235	BellRing Brands, Inc.(a)	33,188,732
143,971	elf Beauty, Inc.(a)	28,222,635
197,068	Inter Parfums, Inc.	27,690,025
		89,101,392
	Pharmaceuticals — 1.6%
162,906	Axsome Therapeutics, Inc.(a)	12,999,899
709,992	Supernus Pharmaceuticals, Inc.(a)	24,217,827
		37,217,726
	Professional Services — 3.5%
96,069	FTI Consulting, Inc.(a)	20,202,350
201,735	Huron Consulting Group, Inc.(a)	19,491,636
151,808	ICF International, Inc.	22,866,839
308,370	KBR, Inc.	19,630,834
		82,191,659
	Semiconductors & Semiconductor Equipment — 5.6%
471,449	MACOM Technology Solutions Holdings, Inc.(a)	45,089,382
200,238	Onto Innovation, Inc.(a)	36,259,097
370,484	Rambus, Inc.(a)	22,899,616
188,087	Silicon Laboratories, Inc.(a)	27,031,864
		131,279,959
	Software — 8.6%
251,487	Agilysys, Inc.(a)	21,190,295
900,544	Clearwater Analytics Holdings, Inc., Class A(a)	15,930,623
645,650	Intapp, Inc.(a)	22,145,795
263,015	JFrog Ltd.(a)	11,630,523
223,258	Procore Technologies, Inc.(a)	18,345,110
531,679	Tenable Holdings, Inc.(a)	26,280,893
779,027	Varonis Systems, Inc.(a)	36,746,704
890,418	Vertex, Inc., Class A(a)	28,279,676
237,134	Workiva, Inc.(a)	20,108,963
		200,658,582
	Specialty Retail — 1.0%
246,732	Boot Barn Holdings, Inc.(a)	23,476,550
Shares	Description	Value (†)
	Technology Hardware, Storage & Peripherals — 1.4%
633,472	Pure Storage, Inc., Class A(a)	$32,934,209
	Textiles, Apparel & Luxury Goods — 1.6%
201,383	Columbia Sportswear Co.	16,348,272
192,666	Oxford Industries, Inc.	21,655,658
		38,003,930
	Trading Companies & Distributors — 3.3%
190,552	Applied Industrial Technologies, Inc.	37,643,548
97,566	McGrath RentCorp	12,036,717
157,179	SiteOne Landscape Supply, Inc.(a)	27,435,595
		77,115,860
	Total Common Stocks (Identified Cost $1,736,746,751)	2,270,189,316

Principal Amount
Short-Term Investments — 2.2%
$51,288,592	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2024 at 3.500% to be repurchased at $51,308,538 on 4/01/2024 collateralized by $56,395,100 U.S. Treasury Note, 0.750% due 4/30/2026 valued at $52,314,371 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $51,288,592)	51,288,592
	Total Investments — 99.2% (Identified Cost $1,788,035,343)	2,321,477,908
	Other assets less liabilities — 0.8%	19,888,031
	Net Assets — 100.0%	$2,341,365,939

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

See accompanying notes to financial statements.
| 8

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Small Cap Growth Fund (continued)
Industry Summary at March 31, 2024 (Unaudited)
Software	8.6%
Health Care Equipment & Supplies	7.0
Health Care Providers & Services	6.8
Semiconductors & Semiconductor Equipment	5.6
Energy Equipment & Services	5.1
Aerospace & Defense	4.0
Personal Care Products	3.8
Automobile Components	3.8
Capital Markets	3.6
Electronic Equipment, Instruments & Components	3.6
Professional Services	3.5
Machinery	3.5
Hotels, Restaurants & Leisure	3.4
Biotechnology	3.3
Trading Companies & Distributors	3.3
Insurance	3.2
Construction & Engineering	3.1
Commercial Services & Supplies	3.0
Other Investments, less than 2% each	18.8
Short-Term Investments	2.2
Total Investments	99.2
Other assets less liabilities	0.8
Net Assets	100.0%
See accompanying notes to financial statements.
9 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks— 97.7% of Net Assets
	Aerospace & Defense — 3.7%
124,789	Leonardo DRS, Inc.(a)	$2,756,589
68,033	Mercury Systems, Inc.(a)	2,006,974
44,777	Moog, Inc., Class A	7,148,648
63,034	V2X, Inc.(a)	2,944,318
		14,856,529
	Automobile Components — 0.6%
258,075	Garrett Motion, Inc.(a)	2,565,265
	Banks — 10.0%
84,723	Ameris Bancorp	4,098,899
116,137	Cadence Bank	3,367,973
185,456	Home BancShares, Inc.	4,556,654
170,405	Hope Bancorp, Inc.	1,961,362
49,165	Pinnacle Financial Partners, Inc.	4,222,290
56,156	Popular, Inc.	4,946,782
64,991	Prosperity Bancshares, Inc.	4,275,108
51,458	SouthState Corp.	4,375,474
53,141	Wintrust Financial Corp.	5,547,389
65,775	WSFS Financial Corp.	2,969,083
		40,321,014
	Biotechnology — 1.6%
98,104	Alkermes PLC(a)	2,655,675
15,919	United Therapeutics Corp.(a)	3,656,913
		6,312,588
	Building Products — 4.4%
7,650	CSW Industrials, Inc.	1,794,690
61,572	Griffon Corp.	4,515,691
220,927	Janus International Group, Inc.(a)	3,342,626
91,808	Quanex Building Products Corp.	3,528,181
38,611	UFP Industries, Inc.	4,749,539
		17,930,727
	Capital Markets — 0.9%
49,001	Stifel Financial Corp.	3,830,408
	Chemicals — 2.9%
28,774	Ashland, Inc.	2,801,724
44,884	Cabot Corp.	4,138,305
276,487	Ecovyst, Inc.(a)	3,082,830
20,976	Hawkins, Inc.	1,610,957
		11,633,816
	Commercial Services & Supplies — 2.7%
101,333	CECO Environmental Corp.(a)	2,332,686
16,490	Clean Harbors, Inc.(a)	3,319,602
106,116	Vestis Corp.	2,044,855
40,250	VSE Corp.	3,220,000
		10,917,143
	Communications Equipment — 0.5%
227,920	Viavi Solutions, Inc.(a)	2,071,793
Shares	Description	Value (†)
	Construction & Engineering — 2.0%
51,340	Arcosa, Inc.	$4,408,052
142,949	MDU Resources Group, Inc.	3,602,315
		8,010,367
	Construction Materials — 1.3%
63,526	Knife River Corp.(a)	5,150,688
	Consumer Staples Distribution & Retail — 1.0%
70,452	Andersons, Inc.	4,041,831
	Electric Utilities — 0.7%
45,865	ALLETE, Inc.	2,735,389
	Electrical Equipment — 0.9%
18,927	Atkore, Inc.	3,602,944
	Electronic Equipment, Instruments & Components — 6.1%
45,371	Bel Fuse, Inc., Class B	2,736,325
55,889	Crane NXT Co.	3,459,529
12,075	Littelfuse, Inc.	2,926,376
37,938	TD SYNNEX Corp.	4,290,788
228,750	TTM Technologies, Inc.(a)	3,579,938
171,600	Vontier Corp.	7,783,776
		24,776,732
	Energy Equipment & Services — 7.0%
87,086	ChampionX Corp.	3,125,516
260,008	Newpark Resources, Inc.(a)	1,877,258
115,215	Noble Corp. PLC	5,586,775
69,275	Tidewater, Inc.(a)	6,373,300
97,816	Weatherford International PLC(a)	11,289,923
		28,252,772
	Entertainment — 0.7%
74,161	Atlanta Braves Holdings, Inc., Class C(a)	2,896,729
	Financial Services — 4.4%
32,125	Euronet Worldwide, Inc.(a)	3,531,501
31,679	Federal Agricultural Mortgage Corp., Class C	6,236,962
126,486	International Money Express, Inc.(a)	2,887,675
81,672	NCR Atleos Corp.(a)	1,613,022
14,658	WEX, Inc.(a)	3,481,715
		17,750,875
	Food Products — 1.7%
9,459	J & J Snack Foods Corp.	1,367,393
158,257	Nomad Foods Ltd.	3,095,507
23,859	Post Holdings, Inc.(a)	2,535,734
		6,998,634
	Health Care Equipment & Supplies — 2.7%
28,246	CONMED Corp.	2,261,940
12,738	Embecta Corp.	169,033
6,912	Haemonetics Corp.(a)	589,939
84,197	Inmode Ltd.(a)	1,819,497
See accompanying notes to financial statements.
| 10

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Small Cap Value Fund (continued)
Shares	Description	Value (†)
	Health Care Equipment & Supplies — continued
40,386	Lantheus Holdings, Inc.(a)	$2,513,625
14,166	UFP Technologies, Inc.(a)	3,572,665
		10,926,699
	Health Care Providers & Services — 2.2%
98,648	Option Care Health, Inc.(a)	3,308,654
51,970	Tenet Healthcare Corp.(a)	5,462,567
		8,771,221
	Hotels, Restaurants & Leisure — 0.8%
26,776	Churchill Downs, Inc.	3,313,530
	Household Durables — 1.8%
52,267	KB Home	3,704,685
43,031	Skyline Champion Corp.(a)	3,658,065
		7,362,750
	Household Products — 0.8%
35,774	Spectrum Brands Holdings, Inc.	3,184,244
	Independent Power & Renewable Electricity Producers — 0.7%
29,878	Talen Energy Corp.(a)	2,818,989
	Industrial REITs — 1.0%
102,993	STAG Industrial, Inc.	3,959,051
	Insurance — 2.2%
71,461	Employers Holdings, Inc.	3,243,615
8,691	Enstar Group Ltd.(a)	2,700,815
50,561	Kemper Corp.	3,130,737
		9,075,167
	Leisure Products — 0.9%
37,804	Brunswick Corp.	3,648,842
	Machinery — 5.1%
34,339	Albany International Corp., Class A	3,211,040
43,703	Allison Transmission Holdings, Inc.	3,546,935
96,992	Atmus Filtration Technologies, Inc.(a)	3,127,992
63,693	Columbus McKinnon Corp.	2,842,618
17,256	Kadant, Inc.	5,661,694
71,656	Wabash National Corp.	2,145,381
		20,535,660
	Marine Transportation — 0.8%
158,430	Genco Shipping & Trading Ltd.	3,220,882
	Media — 1.0%
4,078	Cable One, Inc.	1,725,524
57,261	John Wiley & Sons, Inc., Class A	2,183,362
		3,908,886
	Office REITs — 0.9%
141,608	Equity Commonwealth(a)	2,673,559
80,083	Postal Realty Trust, Inc., Class A	1,146,789
		3,820,348
	Oil, Gas & Consumable Fuels — 5.3%
125,565	Antero Resources Corp.(a)	3,641,385
Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
65,283	California Resources Corp.	$3,597,093
95,682	Delek U.S. Holdings, Inc.	2,941,265
62,035	International Seaways, Inc.	3,300,262
336,716	Kosmos Energy Ltd.(a)	2,006,827
147,692	Northern Oil & Gas, Inc.	5,860,419
		21,347,251
	Personal Care Products — 0.9%
64,437	BellRing Brands, Inc.(a)	3,803,716
	Pharmaceuticals — 2.4%
47,156	ANI Pharmaceuticals, Inc.(a)	3,259,894
96,485	Pacira BioSciences, Inc.(a)	2,819,292
101,850	Supernus Pharmaceuticals, Inc.(a)	3,474,103
		9,553,289
	Professional Services — 2.2%
397,228	Alight, Inc., Class A(a)	3,912,696
29,290	Concentrix Corp.	1,939,584
48,683	Korn Ferry	3,201,394
		9,053,674
	Real Estate Management & Development — 0.9%
30,143	Colliers International Group, Inc.	3,684,379
	Retail REITs — 0.6%
44,145	Agree Realty Corp.	2,521,562
	Semiconductors & Semiconductor Equipment — 2.7%
32,013	MKS Instruments, Inc.	4,257,729
52,761	Rambus, Inc.(a)	3,261,157
126,243	Semtech Corp.(a)	3,470,420
		10,989,306
	Software — 0.5%
71,068	HashiCorp, Inc., Class A(a)	1,915,283
	Specialty Retail — 1.3%
44,824	Academy Sports & Outdoors, Inc.	3,027,413
24,379	Boot Barn Holdings, Inc.(a)	2,319,662
		5,347,075
	Textiles, Apparel & Luxury Goods — 1.3%
35,459	Crocs, Inc.(a)	5,099,004
	Trading Companies & Distributors — 4.3%
83,269	Alta Equipment Group, Inc.	1,078,334
45,892	Beacon Roofing Supply, Inc.(a)	4,498,334
206,308	Custom Truck One Source, Inc.(a)	1,200,713
24,504	Herc Holdings, Inc.	4,124,023
27,382	McGrath RentCorp	3,378,117
237,804	MRC Global, Inc.(a)	2,989,196
		17,268,717
	Water Utilities — 0.3%
146,605	Pure Cycle Corp.(a)	1,392,747
See accompanying notes to financial statements.
11 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Small Cap Value Fund (continued)
Shares	Description	Value (†)
	Wireless Telecommunication Services — 1.0%
105,234	U.S. Cellular Corp.(a)	$3,841,041
	Total Common Stocks (Identified Cost $258,586,346)	395,019,557

Principal Amount
Short-Term Investments — 2.3%
$9,211,778	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2024 at 3.500% to be repurchased at $9,215,361 on 4/01/2024 collateralized by $9,390,600 U.S. Treasury Note, 3.750% due 4/15/2026 valued at $9,396,024 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $9,211,778)	9,211,778
	Total Investments — 100.0% (Identified Cost $267,798,124)	404,231,335
	Other assets less liabilities — (0.0)%	(182,091)
	Net Assets — 100.0%	$404,049,244

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

REITs	Real Estate Investment Trusts
Industry Summary at March 31, 2024 (Unaudited)
Banks	10.0%
Energy Equipment & Services	7.0
Electronic Equipment, Instruments & Components	6.1
Oil, Gas & Consumable Fuels	5.3
Machinery	5.1
Building Products	4.4
Financial Services	4.4
Trading Companies & Distributors	4.3
Aerospace & Defense	3.7
Chemicals	2.9
Semiconductors & Semiconductor Equipment	2.7
Health Care Equipment & Supplies	2.7
Commercial Services & Supplies	2.7
Pharmaceuticals	2.4
Insurance	2.2
Professional Services	2.2
Health Care Providers & Services	2.2
Construction & Engineering	2.0
Other Investments, less than 2% each	25.4
Short-Term Investments	2.3
Total Investments	100.0
Other assets less liabilities	(0.0)*
Net Assets	100.0%

*	Less than 0.1%
See accompanying notes to financial statements.
| 12

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Small/Mid Cap Growth Fund

Shares	Description	Value (†)
Common Stocks— 96.6% of Net Assets
	Aerospace & Defense — 6.0%
8,364	Axon Enterprise, Inc.(a)	$2,616,928
17,595	BWX Technologies, Inc.	1,805,599
9,489	HEICO Corp.	1,812,399
25,430	Hexcel Corp.	1,852,576
		8,087,502
	Automobile Components — 1.4%
53,177	Gentex Corp.	1,920,753
	Banks — 1.1%
26,595	Axos Financial, Inc.(a)	1,437,194
	Biotechnology — 7.5%
21,621	Exact Sciences Corp.(a)	1,493,146
35,569	Insmed, Inc.(a)	964,987
30,079	Natera, Inc.(a)	2,751,026
14,585	Neurocrine Biosciences, Inc.(a)	2,011,563
112,739	Roivant Sciences Ltd.(a)	1,188,269
7,686	United Therapeutics Corp.(a)	1,765,628
		10,174,619
	Building Products — 2.0%
54,465	AZEK Co., Inc.(a)	2,735,232
	Capital Markets — 4.0%
19,750	Hamilton Lane, Inc., Class A	2,227,010
38,131	Jefferies Financial Group, Inc.	1,681,577
41,832	StepStone Group, Inc., Class A	1,495,076
		5,403,663
	Commercial Services & Supplies — 3.3%
22,380	Cimpress PLC(a)	1,980,854
13,487	Tetra Tech, Inc.	2,491,184
		4,472,038
	Communications Equipment — 1.0%
28,493	Ciena Corp.(a)	1,408,979
	Construction Materials — 1.0%
16,714	Knife River Corp.(a)	1,355,171
	Consumer Staples Distribution & Retail — 3.8%
19,480	BJ's Wholesale Club Holdings, Inc.(a)	1,473,662
5,829	Casey's General Stores, Inc.	1,856,245
23,627	Performance Food Group Co.(a)	1,763,519
		5,093,426
	Diversified Consumer Services — 0.9%
87,391	Laureate Education, Inc.	1,273,287
	Electronic Equipment, Instruments & Components — 3.5%
17,839	Advanced Energy Industries, Inc.	1,819,221
9,665	IPG Photonics Corp.(a)	876,519
30,838	Trimble, Inc.(a)	1,984,734
		4,680,474
Shares	Description	Value (†)
	Energy Equipment & Services — 2.6%
52,310	ChampionX Corp.	$1,877,406
85,317	NOV, Inc.	1,665,388
		3,542,794
	Financial Services — 2.3%
39,066	Remitly Global, Inc.(a)	810,229
9,475	WEX, Inc.(a)	2,250,597
		3,060,826
	Food Products — 2.2%
13,867	Freshpet, Inc.(a)	1,606,631
41,249	Simply Good Foods Co.(a)	1,403,703
		3,010,334
	Health Care Equipment & Supplies — 7.0%
11,766	Axonics, Inc.(a)	811,501
9,516	Integer Holdings Corp.(a)	1,110,327
20,184	LivaNova PLC(a)	1,129,093
20,902	Merit Medical Systems, Inc.(a)	1,583,326
5,503	Penumbra, Inc.(a)	1,228,160
31,272	PROCEPT BioRobotics Corp.(a)	1,545,462
6,276	Shockwave Medical, Inc.(a)	2,043,654
		9,451,523
	Health Care Providers & Services — 3.5%
19,818	Acadia Healthcare Co., Inc.(a)	1,569,982
24,413	HealthEquity, Inc.(a)	1,992,833
58,843	Privia Health Group, Inc.(a)	1,152,734
		4,715,549
	Health Care Technology — 1.2%
48,013	Evolent Health, Inc., Class A(a)	1,574,346
	Hotels, Restaurants & Leisure — 4.6%
13,596	Churchill Downs, Inc.	1,682,505
24,142	Light & Wonder, Inc.(a)	2,464,657
13,081	Texas Roadhouse, Inc.	2,020,622
		6,167,784
	Insurance — 2.6%
3,619	Kinsale Capital Group, Inc.	1,899,034
8,445	Reinsurance Group of America, Inc.	1,628,872
		3,527,906
	Interactive Media & Services — 0.6%
19,818	Yelp, Inc.(a)	780,829
	IT Services — 1.9%
8,038	Globant SA(a)	1,622,872
7,171	Wix.com Ltd.(a)	985,869
		2,608,741
	Machinery — 4.5%
11,359	Ingersoll Rand, Inc.	1,078,537
12,661	ITT, Inc.	1,722,276
9,123	Middleby Corp.(a)	1,466,887
6,751	RBC Bearings, Inc.(a)	1,825,133
		6,092,833
See accompanying notes to financial statements.
13 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Small/Mid Cap Growth Fund (continued)
Shares	Description	Value (†)
	Metals & Mining — 1.5%
40,910	ATI, Inc.(a)	$2,093,365
	Oil, Gas & Consumable Fuels — 3.8%
9,109	Chord Energy Corp.	1,623,588
68,603	Magnolia Oil & Gas Corp., Class A	1,780,248
24,982	Matador Resources Co.	1,668,048
		5,071,884
	Professional Services — 3.4%
6,357	FTI Consulting, Inc.(a)	1,336,814
26,072	KBR, Inc.	1,659,743
19,353	Parsons Corp.(a)	1,605,331
		4,601,888
	Semiconductors & Semiconductor Equipment — 5.1%
2,318	Monolithic Power Systems, Inc.	1,570,259
13,691	Nova Ltd.(a)	2,428,510
20,468	Power Integrations, Inc.	1,464,485
10,112	Silicon Laboratories, Inc.(a)	1,453,297
		6,916,551
	Software — 6.3%
73,646	Clearwater Analytics Holdings, Inc., Class A(a)	1,302,798
10,275	CyberArk Software Ltd.(a)	2,729,348
57,976	PowerSchool Holdings, Inc., Class A(a)	1,234,309
4,460	Tyler Technologies, Inc.(a)	1,895,545
16,049	Workiva, Inc.(a)	1,360,955
		8,522,955
	Specialty Retail — 1.9%
8,472	Five Below, Inc.(a)	1,536,651
23,098	Valvoline, Inc.(a)	1,029,478
		2,566,129
	Technology Hardware, Storage & Peripherals — 1.7%
44,163	Pure Storage, Inc., Class A(a)	2,296,034
	Textiles, Apparel & Luxury Goods — 3.0%
14,545	Columbia Sportswear Co.	1,180,763
1,206	Deckers Outdoor Corp.(a)	1,135,160
29,469	Skechers USA, Inc., Class A(a)	1,805,271
		4,121,194
	Trading Companies & Distributors — 1.4%
10,844	SiteOne Landscape Supply, Inc.(a)	1,892,820
	Total Common Stocks (Identified Cost $107,806,457)	130,658,623

Principal Amount	Description	Value (†)
Short-Term Investments — 3.0%
$4,085,835	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2024 at 3.500% to be repurchased at $4,087,424 on 4/01/2024 collateralized by $4,492,700 U.S. Treasury Note, 0.750% due 4/30/2026 valued at $4,167,610 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $4,085,835)	$4,085,835
	Total Investments — 99.6% (Identified Cost $111,892,292)	134,744,458
	Other assets less liabilities — 0.4%	496,413
	Net Assets — 100.0%	$135,240,871

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
Industry Summary at March 31, 2024 (Unaudited)
Biotechnology	7.5%
Health Care Equipment & Supplies	7.0
Software	6.3
Aerospace & Defense	6.0
Semiconductors & Semiconductor Equipment	5.1
Hotels, Restaurants & Leisure	4.6
Machinery	4.5
Capital Markets	4.0
Consumer Staples Distribution & Retail	3.8
Oil, Gas & Consumable Fuels	3.8
Health Care Providers & Services	3.5
Electronic Equipment, Instruments & Components	3.5
Professional Services	3.4
Commercial Services & Supplies	3.3
Textiles, Apparel & Luxury Goods	3.0
Energy Equipment & Services	2.6
Insurance	2.6
Financial Services	2.3
Food Products	2.2
Building Products	2.0
Other Investments, less than 2% each	15.6
Short-Term Investments	3.0
Total Investments	99.6
Other assets less liabilities	0.4
Net Assets	100.0%
See accompanying notes to financial statements.
| 14

Statements of Assets and Liabilities
March 31, 2024 (Unaudited)

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
ASSETS
Investments at cost	$1,788,035,343	$267,798,124	$111,892,292
Net unrealized appreciation	533,442,565	136,433,211	22,852,166
Investments at value	2,321,477,908	404,231,335	134,744,458
Cash	179,794	124	—
Receivable for Fund shares sold	21,632,489	323,438	2,908
Receivable for securities sold	24,881,577	753,719	634,781
Dividends and interest receivable	542,427	279,000	21,270
Prepaid expenses (Note 8)	852	513	477
TOTAL ASSETS	2,368,715,047	405,588,129	135,403,894
LIABILITIES
Payable for securities purchased	4,245,058	911,867	—
Payable for Fund shares redeemed	21,084,768	44,398	—
Management fees payable (Note 5)	1,470,419	223,711	71,849
Deferred Trustees’ fees (Note 5)	290,937	267,061	40,736
Administrative fees payable (Note 5)	88,020	14,826	5,119
Payable to distributor (Note 5d)	14,460	3,100	354
Audit and tax services fees payable	26,111	26,718	26,022
Other accounts payable and accrued expenses	129,335	47,204	18,943
TOTAL LIABILITIES	27,349,108	1,538,885	163,023
COMMITMENTS AND CONTINGENCIES(a)	—	—	—
NET ASSETS	$2,341,365,939	$404,049,244	$135,240,871
NET ASSETS CONSIST OF:
Paid-in capital	$1,797,368,599	$253,784,344	$136,587,789
Accumulated earnings (loss)	543,997,340	150,264,900	(1,346,918)
NET ASSETS	$2,341,365,939	$404,049,244	$135,240,871
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$973,151,532	$221,642,499	$119,394,619
Shares of beneficial interest	34,777,632	9,162,382	9,438,870
Net asset value, offering and redemption price per share	$27.98	$24.19	$12.65
Retail Class:
Net assets	$62,325,182	$79,883,373	$—
Shares of beneficial interest	2,581,071	3,423,648	—
Net asset value, offering and redemption price per share	$24.15	$23.33	$—
Admin Class shares:
Net assets	$—	$5,455,461	$—
Shares of beneficial interest	—	260,584	—
Net asset value, offering and redemption price per share	$—	$20.94	$—
Class N shares:
Net assets	$1,305,889,225	$97,067,911	$15,846,252
Shares of beneficial interest	45,835,355	4,011,277	1,251,820
Net asset value, offering and redemption price per share	$28.49	$24.20	$12.66

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
15 |

Statements of Operations
For the Six Months Ended March 31, 2024 (Unaudited)

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
INVESTMENT INCOME
Dividends	$4,300,949	$2,223,667	$364,413
Interest	822,644	166,150	59,597
Less net foreign taxes withheld	—	(7,642)	—
	5,123,593	2,382,175	424,010
Expenses
Management fees (Note 5)	8,244,463	1,352,911	530,262
Service and distribution fees (Note 5)	76,862	102,604	—
Administrative fees (Note 5)	504,682	82,800	32,486
Trustees' fees and expenses (Note 5)	74,658	38,494	13,804
Transfer agent fees and expenses (Notes 5, 6 and 7)	613,083	128,215	16,027
Audit and tax services fees	22,307	22,677	22,368
Custodian fees and expenses	32,535	6,103	4,978
Legal fees	31,266	4,201	1,982
Registration fees	71,800	57,944	15,841
Shareholder reporting expenses	78,100	32,360	7,355
Miscellaneous expenses	48,613	20,476	18,061
Total expenses	9,798,369	1,848,785	663,164
Less waiver and/or expense reimbursement (Note 5)	—	(142,114)	(62,990)
Less expense offset (Note 7)	(2,316)	(956)	(77)
Net expenses	9,796,053	1,705,715	600,097
Net investment income (loss)	(4,672,460)	676,460	(176,087)
Net realized and unrealized gain on Investments
Net realized gain on:
Investments	26,411,491	14,365,290	636,997
Net change in unrealized appreciation (depreciation) on:
Investments	298,079,523	53,477,621	22,684,325
Net realized and unrealized gain on Investments	324,491,014	67,842,911	23,321,322
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$319,818,554	$68,519,371	$23,145,235
See accompanying notes to financial statements.
| 16

Statements of Changes in Net Assets

	Small Cap Growth Fund		Small Cap Value Fund
	Six Months Ended March 31,2024 (Unaudited)	Year Ended September 30,2023	Six Months Ended March 31,2024 (Unaudited)	Year Ended September 30,2023
FROM OPERATIONS:
Net investment income (loss)	$(4,672,460)	$(9,973,759)	$676,460	$1,185,832
Net realized gain on investments	26,411,491	57,412,374	14,365,290	64,347,797
Net change in unrealized appreciation on investments	298,079,523	183,966,249	53,477,621	17,381,687
Net increase in net assets resulting from operations	319,818,554	231,404,864	68,519,371	82,915,316
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(22,893,991)	(26,863,859)	(35,182,366)	(33,629,482)
Retail Class	(1,695,109)	(2,219,963)	(13,625,525)	(7,869,701)
Admin Class	—	—	(971,716)	(890,318)
Class N	(27,043,660)	(32,585,425)	(15,330,776)	(8,423,867)
Total distributions	(51,632,760)	(61,669,247)	(65,110,383)	(50,813,368)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 11)	(119,141,177)	45,491,029	58,497,141	(111,660,807)
Net increase (decrease) in net assets	149,044,617	215,226,646	61,906,129	(79,558,859)
NET ASSETS
Beginning of the period	2,192,321,322	1,977,094,676	342,143,115	421,701,974
End of the period	$2,341,365,939	$2,192,321,322	$404,049,244	$342,143,115
See accompanying notes to financial statements.
17 |

Statements of Changes in Net Assets (continued)

	Small/Mid Cap Growth Fund
	Six Months Ended March 31,2024 (Unaudited)	Year Ended September 30,2023
FROM OPERATIONS:
Net investment loss	$(176,087)	$(543,546)
Net realized gain (loss) on investments	636,997	(14,132,539)
Net change in unrealized appreciation on investments	22,684,325	23,117,663
Net increase in net assets resulting from operations	23,145,235	8,441,578
NET DECREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 11)	(31,437,964)	(18,288,186)
Net decrease in net assets	(8,292,729)	(9,846,608)
NET ASSETS
Beginning of the period	143,533,600	153,380,208
End of the period	$135,240,871	$143,533,600
See accompanying notes to financial statements.
| 18

Financial Highlights
For a share outstanding throughout each period.

	Small Cap Growth Fund – Institutional Class
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$24.79	$22.88	$36.57	$28.51	$26.30	$31.55
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.06)	(0.12)	(0.15)(b)	(0.26)	(0.17)	(0.16)
Net realized and unrealized gain (loss)	3.86	2.75	(7.06)	8.94	4.73	(2.51)
Total from Investment Operations	3.80	2.63	(7.21)	8.68	4.56	(2.67)
LESS DISTRIBUTIONS FROM:
Net realized capital gains	(0.61)	(0.72)	(6.48)	(0.62)	(2.35)	(2.58)
Net asset value, end of the period	$27.98	$24.79	$22.88	$36.57	$28.51	$26.30
Total return	15.48%(c)	11.64%	(24.77)%(b)	30.53%	17.98%	(6.88)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$973,152	$974,539	$883,458	$1,299,777	$1,037,625	$908,616
Net expenses	0.94%(d)	0.94%	0.93%	0.92%	0.94%	0.95%
Gross expenses	0.94%(d)	0.94%	0.93%	0.92%	0.94%	0.95%
Net investment loss	(0.48)%(d)	(0.50)%	(0.51)%(b)	(0.72)%	(0.66)%	(0.62)%
Portfolio turnover rate	20%	37%	34%	52%	52%	67%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.16), total return would have been (24.83%) and the ratio of net investment loss to average net assets would have been (0.56%).

(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.
19 |

Financial Highlights (continued)
For a share outstanding throughout each period.
	Small Cap Growth Fund – Retail Class
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$21.49	$19.98	$32.79	$25.67	$23.95	$29.09
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.08)	(0.16)	(0.19)(b)	(0.30)	(0.21)	(0.21)
Net realized and unrealized gain (loss)	3.35	2.39	(6.14)	8.04	4.28	(2.35)
Total from Investment Operations	3.27	2.23	(6.33)	7.74	4.07	(2.56)
LESS DISTRIBUTIONS FROM:
Net realized capital gains	(0.61)	(0.72)	(6.48)	(0.62)	(2.35)	(2.58)
Net asset value, end of the period	$24.15	$21.49	$19.98	$32.79	$25.67	$23.95
Total return	15.39%(c)	11.32%	(24.94)%(b)	30.20%	17.67%	(7.11)%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$62,325	$62,965	$62,909	$105,027	$98,205	$95,635
Net expenses	1.19%(e)	1.19%	1.18%	1.17%	1.19%	1.19%(f)
Gross expenses	1.20%(e)(g)	1.19%	1.18%	1.17%	1.19%	1.20%
Net investment loss	(0.73)%(e)	(0.75)%	(0.76)%(b)	(0.92)%	(0.91)%	(0.86)%
Portfolio turnover rate	20%	37%	34%	52%	52%	67%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.21), total return would have been (25.01%) and the ratio of net investment loss to average net assets would have been (0.81%).

(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Includes transfer agent fees and expenses before expense offset. Without this expense offset the ratio of gross expenses would have been 1.19%. See Note 7 of Notes to Financial Statements.

See accompanying notes to financial statements.
| 20

Financial Highlights (continued)
For a share outstanding throughout each period.
	Small Cap Growth Fund– Class N
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$25.21	$23.23	$37.01	$28.81	$26.53	$31.76
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.05)	(0.10)	(0.11)(b)	(0.22)	(0.14)	(0.13)
Net realized and unrealized gain (loss)	3.94	2.80	(7.19)	9.04	4.77	(2.52)
Total from Investment Operations	3.89	2.70	(7.30)	8.82	4.63	(2.65)
LESS DISTRIBUTIONS FROM:
Net realized capital gains	(0.61)	(0.72)	(6.48)	(0.62)	(2.35)	(2.58)
Net asset value, end of the period	$28.49	$25.21	$23.23	$37.01	$28.81	$26.53
Total return	15.58%(c)	11.77%	(24.69)%(b)	30.66%	18.09%	(6.76)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1,305,889	$1,154,817	$1,030,728	$1,475,139	$1,066,067	$629,914
Net expenses	0.83%(d)	0.83%	0.82%	0.82%	0.82%	0.82%
Gross expenses	0.83%(d)	0.83%	0.82%	0.82%	0.82%	0.82%
Net investment loss	(0.36)%(d)	(0.38)%	(0.39)%(b)	(0.62)%	(0.54)%	(0.49)%
Portfolio turnover rate	20%	37%	34%	52%	52%	67%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.13), total return would have been (24.71%) and the ratio of net investment loss to average net assets would have been (0.44%).

(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.
21 |

Financial Highlights (continued)
For a share outstanding throughout each period.
	Small Cap Value Fund – Institutional Class
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$24.17	$22.57	$32.05	$22.34	$28.66	$35.27
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05	0.08	0.13	0.04	0.12	0.10
Net realized and unrealized gain (loss)	4.48	4.37	(4.18)	11.79	(4.03)	(2.49)
Total from Investment Operations	4.53	4.45	(4.05)	11.83	(3.91)	(2.39)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)	(0.13)	(0.05)	(0.13)	(0.12)	(0.08)
Net realized capital gains	(4.46)	(2.72)	(5.38)	(1.99)	(2.29)	(4.14)
Total Distributions	(4.51)	(2.85)	(5.43)	(2.12)	(2.41)	(4.22)
Net asset value, end of the period	$24.19	$24.17	$22.57	$32.05	$22.34	$28.66
Total return(b)	20.20%(c)	20.73%	(16.18)%	55.05%	(15.31)%	(4.11)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$221,642	$201,632	$276,020	$378,856	$295,006	$433,360
Net expenses(d)	0.90%(e)	0.90%	0.90%	0.90%	0.90%	0.90%
Gross expenses	0.99%(e)	0.96%	0.93%	0.94%	0.95%	0.93%
Net investment income	0.41%(e)	0.34%	0.48%	0.12%	0.48%	0.36%
Portfolio turnover rate	14%	26%	28%	23%	23%	24%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.
| 22

Financial Highlights (continued)
For a share outstanding throughout each period.
	Small Cap Value Fund – Retail Class
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$23.44	$21.95	$31.33	$21.87	$28.11	$34.66
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02	0.02	0.06	(0.04)	0.05	0.03
Net realized and unrealized gain (loss)	4.33	4.26	(4.06)	11.55	(3.96)	(2.44)
Total from Investment Operations	4.35	4.28	(4.00)	11.51	(3.91)	(2.41)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.07)	—	(0.06)	(0.04)	—
Net realized capital gains	(4.46)	(2.72)	(5.38)	(1.99)	(2.29)	(4.14)
Total Distributions	(4.46)	(2.79)	(5.38)	(2.05)	(2.33)	(4.14)
Net asset value, end of the period	$23.33	$23.44	$21.95	$31.33	$21.87	$28.11
Total return(b)	20.02%(c)	20.47%	(16.40)%	54.69%	(15.56)%	(4.33)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$79,883	$68,979	$63,738	$92,036	$83,163	$134,434
Net expenses(d)	1.15%(e)	1.15%	1.15%	1.15%	1.15%	1.15%
Gross expenses	1.24%(e)	1.21%	1.18%	1.19%	1.20%	1.18%
Net investment income (loss)	0.17%(e)	0.09%	0.23%	(0.12)%	0.23%	0.10%
Portfolio turnover rate	14%	26%	28%	23%	23%	24%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.
23 |

Financial Highlights (continued)
For a share outstanding throughout each period.
	Small Cap Value Fund– Admin Class
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$21.47	$20.31	$29.44	$20.65	$26.68	$33.25
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.01)	(0.03)	(0.01)	(0.10)	(0.01)	(0.04)
Net realized and unrealized gain (loss)	3.94	3.92	(3.74)	10.88	(3.73)	(2.39)
Total from Investment Operations	3.93	3.89	(3.75)	10.78	(3.74)	(2.43)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.01)	—	—	—	—
Net realized capital gains	(4.46)	(2.72)	(5.38)	(1.99)	(2.29)	(4.14)
Total Distributions	(4.46)	(2.73)	(5.38)	(1.99)	(2.29)	(4.14)
Net asset value, end of the period	$20.94	$21.47	$20.31	$29.44	$20.65	$26.68
Total return(b)	19.90%(c)	20.18%	(16.63)%	54.29%	(15.74)%	(4.60)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$5,455	$5,812	$6,776	$9,440	$7,662	$13,357
Net expenses(d)	1.40%(e)	1.40%	1.40%	1.40%	1.40%	1.40%
Gross expenses	1.49%(e)	1.46%	1.43%	1.43%	1.45%	1.43%
Net investment loss	(0.09)%(e)	(0.16)%	(0.02)%	(0.38)%	(0.03)%	(0.15)%
Portfolio turnover rate	14%	26%	28%	23%	23%	24%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.
| 24

Financial Highlights (continued)
For a share outstanding throughout each period.
	Small Cap Value Fund– Class N
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$24.18	$22.58	$32.07	$22.35	$28.68	$35.31
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06	0.10	0.15	0.05	0.13	0.12
Net realized and unrealized gain (loss)	4.49	4.37	(4.19)	11.80	(4.03)	(2.50)
Total from Investment Operations	4.55	4.47	(4.04)	11.85	(3.90)	(2.38)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)	(0.15)	(0.07)	(0.14)	(0.14)	(0.11)
Net realized capital gains	(4.46)	(2.72)	(5.38)	(1.99)	(2.29)	(4.14)
Total Distributions	(4.53)	(2.87)	(5.45)	(2.13)	(2.43)	(4.25)
Net asset value, end of the period	$24.20	$24.18	$22.58	$32.07	$22.35	$28.68
Total return	20.26%(b)(c)	20.80%(b)	(16.16)%	55.15%	(15.28)%	(4.07)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$97,068	$65,720	$75,168	$112,310	$92,818	$141,821
Net expenses	0.85%(d)(e)	0.85%(d)	0.84%	0.85%	0.85%	0.83%
Gross expenses	0.90%(e)	0.87%	0.84%	0.85%	0.85%	0.83%
Net investment income	0.50%(e)	0.40%	0.53%	0.17%	0.53%	0.43%
Portfolio turnover rate	14%	26%	28%	23%	23%	24%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.
25 |

Financial Highlights (continued)
For a share outstanding throughout each period.
	Small/Mid Cap Growth Fund – Institutional Class
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$10.76	$10.34	$15.25	$11.81	$10.03	$15.49
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.01)	(0.04)	(0.06)	(0.02)(b)	(0.04)	(0.04)
Net realized and unrealized gain (loss)	1.90	0.46	(3.37)	3.56	2.06	(1.55)(c)
Total from Investment Operations	1.89	0.42	(3.43)	3.54	2.02	(1.59)
LESS DISTRIBUTIONS FROM:
Net realized capital gains	—	—	(1.48)	(0.10)	(0.24)	(3.87)
Net asset value, end of the period	$12.65	$10.76	$10.34	$15.25	$11.81	$10.03
Total return(d)	17.57%(e)	4.06%	(25.43)%	30.00%(b)	20.38%	(3.27)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$119,395	$118,499	$106,566	$70,526	$52,170	$34,312
Net expenses(f)	0.85%(g)	0.85%	0.84%(h)	0.84%(h)	0.84%	0.85%
Gross expenses	0.94%(g)	0.93%	0.91%	0.99%	1.21%	1.30%
Net investment loss	(0.25)%(g)	(0.37)%	(0.45)%	(0.14)%(b)	(0.34)%	(0.35)%
Portfolio turnover rate	26%	63%	50%	50%	60%	67%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.08), total return would have been 29.49% and the ratio of net investment loss to average net assets would have been (0.52%).

(c)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes additional voluntary waiver of advisory fee of 0.01%.

See accompanying notes to financial statements.
| 26

Financial Highlights (continued)
For a share outstanding throughout each period.
	Small/Mid Cap Growth Fund– Class N
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Period Ended September 30, 2020*
Net asset value, beginning of the period	$10.77	$10.35	$15.26	$11.81	$9.89
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.01)	(0.04)	(0.05)	(0.01)(b)	(0.04)
Net realized and unrealized gain (loss)	1.90	0.46	(3.38)	3.56	2.20
Total from Investment Operations	1.89	0.42	(3.43)	3.55	2.16
LESS DISTRIBUTIONS FROM:
Net realized capital gains	—	—	(1.48)	(0.10)	(0.24)
Net asset value, end of the period	$12.66	$10.77	$10.35	$15.26	$11.81
Total return(c)	17.55%(d)	4.06%	(25.41)%	30.08%(b)	22.08%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$15,846	$25,035	$46,814	$9,260	$1
Net expenses(e)	0.83%(f)	0.83%	0.83%	0.83%	0.83%(f)
Gross expenses	0.92%(f)	0.92%	0.91%	1.00%	107.49%(f)
Net investment loss	(0.22)%(f)	(0.37)%	(0.44)%	(0.08)%(b)	(0.34)%(f)
Portfolio turnover rate	26%	63%	50%	50%	60%(g)

*	Class operations commenced on October 1, 2019.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.07), total return would have been 29.66% and the ratio of net investment loss to average net assets would have been (0.50%).

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2020.
See accompanying notes to financial statements.
27 |

Notes to Financial Statements
March 31, 2024 (Unaudited)
1.Organization. Loomis Sayles Funds I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund (“Small Cap Value Fund”)
Loomis Sayles Funds II:
Loomis Sayles Small Cap Growth Fund (“Small Cap Growth Fund”)
Loomis Sayles Small/Mid Cap Growth Fund (“Small/Mid Cap Growth Fund”)
Each Fund is a diversified investment company.
Small Cap Growth Fund offers Institutional Class, Retail Class and Class N shares. Small Cap Value Fund offers Institutional Class, Retail Class, Admin Class and Class N shares. Small/Mid Cap Growth Fund offers Institutional Class and Class N shares.
Each share class is sold without a sales charge. Retail Class and Admin Class shares pay a Rule 12b-1 fee. Class N shares are offered with an initial minimum investment of $1,000,000. Institutional Class shares are intended for institutional investors with a minimum initial investment of $100,000. Certain categories of investors are exempted from the minimum investment amount for Class N and Institutional Class as outlined in the relevant Fund’s prospectus. Admin Class shares are offered exclusively through intermediaries.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Retail Class and Admin Class), and transfer agent fees are borne collectively for Institutional Class, Retail Class and Admin Class, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation.  Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities
| 28

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
d. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2024 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
29 |

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
e. Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as return of capital distributions received, distribution re-designations, capital gain distributions received, redemptions in-kind and net operating losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, return of capital distributions received and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are reported as distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2023 was as follows:
	2023 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
Small Cap Growth Fund	$ —	$61,669,247	$61,669,247
Small Cap Value Fund	2,223,346	48,590,022	50,813,368
Small/Mid Cap Growth Fund	—	—	—
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of September 30, 2023, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:
	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
Capital loss carryforward:
Short-term:
No expiration date	$ —	$ —	$(23,696,151)
Late-year ordinary and post-October capital loss deferrals*	$(7,358,605)	$ —	$(392,335)

*
Under current tax law, net operating losses, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Small Cap Growth Fund and Small/Mid Cap Growth Fund are deferring net operating losses.

As of March 31, 2024, the tax cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
Federal tax cost	$1,788,035,343	$267,798,124	$111,892,292
Gross tax appreciation	$582,209,966	$142,569,744	$25,103,836
Gross tax depreciation	(48,767,401)	(6,136,533)	(2,251,670)
Net tax appreciation	$533,442,565	$136,433,211	$22,852,166
Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales.
f. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the
| 30

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2024, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
g. Indemnifications. Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
h. Regulatory Update. Effective January 24, 2023, the SEC adopted a release (the “Release”) containing rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the new tailored shareholder reports but will be available online, delivered free of charge upon request, and filed with the SEC on a semiannual basis on Form N-CSR. In addition to the removal of financial statements from the new tailored shareholder reports, the Release requires mandatory mailing of the reports, unless a shareholder specifically opts out and chooses electronic delivery. The Release also requires that the new tailored shareholder reports be no longer than 2-4 pages, include only a single share class of a single fund, and use a broad-based securities market index for performance comparison purposes. Management is evaluating the impact of the Release on the content of the current shareholder report and newly created tailored shareholder reports and expects to meet the required compliance date of July 24, 2024.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of March 31, 2024, at value:
Small Cap Growth Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,270,189,316	$ —	$ —	$2,270,189,316
Short-Term Investments	—	51,288,592	—	51,288,592
Total Investments	$2,270,189,316	$51,288,592	$—	$2,321,477,908

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
31 |

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)

Small Cap Value Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$395,019,557	$ —	$ —	$395,019,557
Short-Term Investments	—	9,211,778	—	9,211,778
Total Investments	$395,019,557	$9,211,778	$—	$404,231,335

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Small/Mid Cap Growth Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$130,658,623	$ —	$ —	$130,658,623
Short-Term Investments	—	4,085,835	—	4,085,835
Total Investments	$130,658,623	$4,085,835	$—	$134,744,458

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
4.Purchases and Sales of Securities. For the six months ended March 31, 2024, purchases and sales of securities (excluding short-term investments) were as follows:
Fund	Purchases	Sales
Small Cap Growth Fund	$426,612,730	$595,321,516
Small Cap Value Fund	48,620,064	59,713,505
Small/Mid Cap Growth Fund	35,581,884	66,831,828
5.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.
Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:
Fund	Percentage of Average Daily Net Assets
Small Cap Growth Fund	0.75%
Small Cap Value Fund	0.75%
Small/Mid Cap Growth Fund	0.75%
Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2025, may be terminated before then only with the consent of the Funds’ Board of Trustees and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
| 32

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
For the six months ended March 31, 2024 the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Admin Class	Class N
Small Cap Growth Fund	0.95%	1.20%	— %	0.90%
Small Cap Value Fund	0.90%	1.15%	1.40%	0.85%
Small/Mid Cap Growth Fund	0.85%	— %	— %	0.83%
Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
For the six months ended March 31, 2024, the management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Small Cap Growth Fund	$8,244,463	$ —	$8,244,463	0.75%	0.75%
Small Cap Value Fund	1,352,911	142,114	1,210,797	0.75%	0.67%
Small/Mid Cap Growth Fund	530,262	61,922	468,340	0.75%	0.66%

[1]	Waiver/expense reimbursements are subject to possible recovery until September 30, 2025.
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.
Pursuant to Rule 12b-1 under the 1940 Act, Small Cap Growth Fund and Small Cap Value Fund have adopted a Distribution Plan relating to each Fund’s Retail Class shares (the “Retail Class Plans”) and Small Cap Value Fund has adopted a Distribution Plan relating to its Admin Class shares (the “Admin Class Plan”).
Under the Retail Class Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Retail Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.
Under the Admin Class Plan, Small Cap Value Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Admin Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.
In addition, the Admin Class shares of Small Cap Value Fund may pay Natixis Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.
For the six months ended March 31, 2024, the service and distribution fees for each Fund were as follows:
	Service Fees	Distribution Fees
Fund	Admin Class	Retail Class	Admin Class
Small Cap Growth Fund	$ —	$76,862	$ —
Small Cap Value Fund	6,360	89,884	6,360
33 |

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
c. Administrative Fees. Natixis Advisors, LLC (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of
Natixis Investment Managers, LLC. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
For the six months ended March 31, 2024, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
Small Cap Growth Fund	$504,682
Small Cap Value Fund	82,800
Small/Mid Cap Growth Fund	32,486
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.
For the six months ended March 31, 2024, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:
Fund	Sub-Transfer Agent Fees
Small Cap Growth Fund	$576,171
Small Cap Value Fund	114,958
Small/Mid Cap Growth Fund	12,828
As of March 31, 2024, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):
Fund	Reimbursements of Sub-Transfer Agent Fees
Small Cap Growth Fund	$14,460
Small Cap Value Fund	3,100
Small/Mid Cap Growth Fund	354
Sub-transfer agent fees attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.
e.  Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $400,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $225,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $25,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000
| 34

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
Prior to January 1, 2024, the Chairperson of the Board of Trustees received a retainer fee at the annual rate of $369,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $210,000. Each Independent Trustee received a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attended in person. The Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each received an additional retainer fee at the annual rate of $20,000. All other Trustees fees remained unchanged.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trusts.
f. Affiliated Ownership. As of March 31, 2024, Loomis Sayles Funded Pension Plan and Trust (“Pension Plan”), Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) and Loomis Sayles non-qualified retirement plans held shares of the Funds representing the following percentages of the Funds’ net assets:
Fund	Pension Plan	Retirement Plan	Non-Qualified Retirement Plans	Total Affiliated Ownership
Small Cap Growth Fund	0.12%	1.18%	—%	1.30%
Small Cap Value Fund	0.72%	7.19%	8.48%	16.39%
Investment activities of affiliated shareholders could have material impacts on the Funds.
g. Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to Small/Mid Cap Growth Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through January 31, 2025 and is not subject to recovery under the expense limitation agreement described above.
For the six months ended March 31, 2024, Natixis Advisors reimbursed Small/Mid Cap Growth Fund $1,068 for transfer agency expenses related to Class N shares.
6.Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
For the six months ended March 31, 2024 the Funds incurred the following class-specific transfer agent fees and expenses (net of expense offsets and including sub-transfer agent fees, where applicable):
	Transfer Agent Fees and Expenses
Fund	Institutional Class	Retail Class	Admin Class	Class N
Small Cap Growth Fund	$560,142	$35,811	$ —	$14,814
Small Cap Value Fund	90,722	32,486	2,308	1,743
Small/Mid Cap Growth Fund	14,882	—	—	1,068
7.Expense Offset Arrangements. The Funds have entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Funds' cash balances. Transfer agent fees and expenses are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses.
8.Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment
35 |

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid certain legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.
For the six months ended March 31, 2024, Small Cap Value Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $2,500,000 at a weighted average interest rate of 6.43%. Interest expense incurred on the line of credit was $447.
For the six months ended March 31, 2024, Small/Mid Cap Growth Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $6,700,000 at a weighted average interest rate of 6.68%. Interest expense incurred on the line of credit was $1,243.
9.Risk. Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
10.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2024, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 5f)	Total Percentage of Ownership
Small Cap Value Fund	4	25.00%	16.39%	41.39%
Small/Mid Cap Growth Fund	6	64.11%	—	64.11%
Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.
11.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
Small Cap Growth Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	2,792,865	$71,596,252	10,078,079	$253,544,183
Issued in connection with the reinvestment of distributions	792,963	21,005,595	1,053,561	25,137,956
Redeemed	(8,124,673)	(209,585,627)	(10,430,137)	(261,851,616)
Net change	(4,538,845)	$(116,983,780)	701,503	$16,830,523
Retail Class
Issued from the sale of shares	96,214	$2,146,427	441,299	$9,585,279
Issued in connection with the reinvestment of distributions	73,575	1,682,653	106,298	2,203,548
Redeemed	(518,252)	(11,554,540)	(767,180)	(16,756,037)
Net change	(348,463)	$(7,725,460)	(219,583)	$(4,967,210)
Class N
Issued from the sale of shares	5,083,228	$134,895,379	9,639,101	$247,068,462
Issued in connection with the reinvestment of distributions	987,983	26,636,020	1,325,324	32,139,099
Redeemed	(6,037,415)	(155,963,336)	(9,524,898)	(245,579,845)
Net change	33,796	$5,568,063	1,439,527	$33,627,716
Increase (decrease) from capital share transactions	(4,853,512)	$(119,141,177)	1,921,447	$45,491,029
| 36

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
11.Capital Shares (continued).

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
Small Cap Value Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	1,333,883	$31,057,863	1,324,531	$31,971,280
Issued in connection with the reinvestment of distributions	1,537,741	34,614,545	1,479,594	33,157,704
Redeemed	(2,051,676)	(47,746,171)	(6,693,582)	(160,024,024)
Net change	819,948	$17,926,237	(3,889,457)	$(94,895,040)
Retail Class
Issued from the sale of shares	505,721	$11,618,898	142,091	$3,321,439
Issued in connection with the reinvestment of distributions	626,606	13,609,887	360,879	7,859,942
Redeemed	(651,778)	(14,124,659)	(463,598)	(10,809,533)
Net change	480,549	$11,104,126	39,372	$371,848
Admin Class
Issued from the sale of shares	2,699	$55,607	18,912	$402,032
Issued in connection with the reinvestment of distributions	49,832	971,716	44,560	890,318
Redeemed	(62,707)	(1,337,701)	(126,310)	(2,691,370)
Net change	(10,176)	$(310,378)	(62,838)	$(1,399,020)
Class N
Issued from the sale of shares	881,974	$20,695,440	214,302	$5,164,913
Issued in connection with the reinvestment of distributions	681,065	15,330,776	375,730	8,423,867
Redeemed	(269,216)	(6,249,060)	(1,201,179)	(29,327,375)
Net change	1,293,823	$29,777,156	(611,147)	$(15,738,595)
Increase (decrease) from capital share transactions	2,584,144	$58,497,141	(4,524,070)	$(111,660,807)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
Small/Mid Cap Growth Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	1,165,107	$13,239,209	1,806,894	$20,331,352
Redeemed	(2,741,669)	(32,012,160)	(1,093,292)	(12,121,065)
Net change	(1,576,562)	$(18,772,951)	713,602	$8,210,287
Class N
Issued from the sale of shares	368,918	$4,145,053	1,539,241	$16,805,054
Redeemed	(1,442,677)	(16,810,066)	(281,892)	(3,176,860)
Redeemed in-kind (Note 12)	—	—	(3,453,242)	(40,126,667)
Net change	(1,073,759)	$(12,665,013)	(2,195,893)	$(26,498,473)
Decrease from capital share transactions	(2,650,321)	$(31,437,964)	(1,482,291)	$(18,288,186)
12.Redemption In-Kind. In certain circumstances, a Fund may distribute portfolio securities rather than cash as payment for redemption of Fund shares (redemption in-kind). For financial reporting purposes, the Fund will recognize a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Fund will recognize a loss if the cost exceeds value. Gains and losses realized on redemptions in-kind are not recognized for tax purposes, and are re-classified from realized gain (loss) to paid-in-capital. For the year ended September 30, 2023, Small/Mid Cap Growth Fund participated in a redemption in-kind transaction.
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LOOMIS SAYLES FUNDS
Loomis Sayles Funds, a Boston-based family of mutual funds advised by Loomis, Sayles & Company, L.P., offers a range of fixed income and equity investments to fit the goals of the most demanding investor. Investment minimums and a pricing structure that includes multiple share classes make the funds suitable investments for individual investors, retirement plan participants, high net worth individuals and small institutions, including endowments and foundations.
PHONE 800-633-3330 FOR THE FOLLOWING FUND INFORMATION:
•  Net asset values, yields, distribution information, fund information and fund literature
•  Speak to a customer service representative regarding new or existing accounts
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Please visit www.loomissayles.com or call 800-633-3330 for a prospectus and a summary prospectus, if available, containing this and other information.
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must be in writing, signed by the shareholder, including the shareholder’s name and address, and should identify the fund(s), account number, class of shares, and number of shares held in the fund(s) as of a recent date.
or by email at:
secretaryofthefunds@natixis.com
Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, social security number, PIN, or any other non-public, personal information in an e-mail communication because this information may be viewed by others.

Exp. 5/31/25
5679947.2.1
M-LSEFSA-0324

Semiannual Report
March 31, 2024

Loomis Sayles Core Plus Bond Fund
Loomis Sayles Global Allocation Fund
Loomis Sayles Growth Fund
Loomis Sayles Intermediate Duration Bond Fund
Loomis Sayles Limited Term Government and Agency Fund

IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission (SEC) has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports. Beginning in July 2024, Funds will be required by the SEC to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that is currently being provided. If you would like to receive shareholder reports and other communications from the Funds electronically, instead of by mail, you may make that request at www.icsdelivery.com/natixisfunds. If you have already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.

Loomis Sayles Core Plus Bond Fund

Managers
Ian Anderson
Peter W. Palfrey, CFA®
Richard G. Raczkowski
Barath W. Sankaran, CFA®
Loomis, Sayles & Company, L.P.

Symbols
Class A	NEFRX
Class C	NECRX
Class N	NERNX
Class Y	NERYX

Investment Goal
The Fund seeks high total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns —March 31, 2024[1]
	6 Months	1 Year	5 Years	10 Years	Expense Ratios[2]
					Gross	Net
Class Y
NAV	6.93%	1.86%	1.17%	1.97%	0.50%	0.49%
Class A
NAV	6.77	1.62	0.91	1.71	0.75	0.74
With 4.25% Maximum Sales Charge	2.19	-2.71	0.03	1.27
Class C
NAV	6.36	0.85	0.15	1.09	1.50	1.49
With CDSC[3]	5.36	-0.13	0.15	1.09
Class N
NAV	6.98	1.96	1.26	2.06	0.40	0.40
Comparative Performance
Bloomberg U.S. Aggregate Bond Index[4]	5.99	1.70	0.36	1.54
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.
2
Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the
Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/25. When a
Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

3
Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase, and includes automatic conversion to Class A shares after eight years.

4
Bloomberg U.S. Aggregate Bond Index is a broad-based index that covers the U.S. dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-
registered securities. The index includes bonds from the U.S. Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

1 |

Loomis Sayles Global Allocation Fund

Managers
Matthew J. Eagan, CFA®
Eileen N. Riley, CFA®
David W. Rolley, CFA®
Lee M. Rosenbaum
Loomis, Sayles & Company, L.P.

Symbols
Class A	LGMAX
Class C	LGMCX
Class N	LGMNX
Class Y	LSWWX

Investment Goal
The Fund seeks high total investment return through a combination of capital appreciation and current income.

Average Annual Total Returns —March 31, 2024[1]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Expense Ratios[2]
						Gross	Net
Class Y
NAV	19.94%	22.30%	8.55%	7.96%	— %	0.92%	0.92%
Class A
NAV	19.79	22.01	8.28	7.69	—	1.17	1.17
With 5.75% Maximum Sales Charge	12.90	15.02	7.01	7.05	—
Class C
NAV	19.36	21.12	7.48	7.04	—	1.92	1.92
With CDSC[3]	18.36	20.12	7.48	7.04	—
Class N (Inception 2/1/17)
NAV	19.97	22.44	8.65	—	9.42	0.82	0.82
Comparative Performance
MSCI All Country World Index (Net)[4]	20.14	23.22	10.92	8.66	10.56
Blended Index[5]	14.28	13.71	6.18	5.29	6.53
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.
2
Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the
Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/25. When a
Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

3
Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase, and includes automatic conversion to Class A shares after eight years.

4	MSCI All Country World Index (Net) is an unmanaged index that captures large and mid-cap representation across developed markets and emerging markets countries.
5
Blended Index is an unmanaged, blended index composed of the following weights:  60% MSCI All Country World Index (Net) and 40% Bloomberg Global Aggregate
Bond Index. The Bloomberg Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The four major components of this index are the U.S. Aggregate, the Pan-European Aggregate, the Asian-Pacific Aggregate, and the Canadian Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment grade 144A securities.

| 2

Loomis Sayles Growth Fund

Managers
Aziz V. Hamzaogullari, CFA®
Loomis, Sayles & Company, L.P.

Symbols
Class A	LGRRX
Class C	LGRCX
Class N	LGRNX
Class Y	LSGRX

Investment Goal
The Fund seeks long-term growth of capital.

Average Annual Total Returns —March 31, 2024[1]
	6 Months	1 Year	5 Years	10 Years	Expense Ratios[2]
					Gross	Net
Class Y
NAV	28.22%	40.15%	16.95%	15.55%	0.67%	0.67%
Class A
NAV	28.02	39.80	16.65	15.25	0.92	0.92
With 5.75% Maximum Sales Charge	20.69	31.79	15.27	14.57
Class C
NAV	27.49	38.68	15.77	14.56	1.67	1.67
With CDSC[3]	26.49	37.68	15.77	14.56
Class N
NAV	28.20	40.24	17.04	15.63	0.58	0.58
Comparative Performance
S&P 500® Index[4]	23.48	29.88	15.05	12.96
Russell 1000® Growth Index[5]	27.19	39.00	18.52	15.98
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.
2
Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the
Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/25. When a
Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

3
Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase, and includes automatic conversion to Class A shares after eight years.

4
Effective February 1, 2024, the Fund's primary broad-based performance index changed to the S&P 500® Index. The S&P 500® Index is a broad-based securities market index that represents the overall market applicable to the Fund. S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the U.S. equities market.

5
Russell 1000® Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those
Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Fund will retain the Russell 1000® Growth Index as its additional benchmark for performance comparison.

3 |

Loomis Sayles Intermediate Duration Bond Fund

Managers
Daniel Conklin, CFA®
Christopher T. Harms
Clifton V. Rowe, CFA®
Loomis, Sayles & Company, L.P.

Symbols
Class A	LSDRX
Class C	LSCDX
Class N	LSDNX
Class Y	LSDIX

Investment Goal
The Fund seeks above-average total return through a combination of current income and capital appreciation.

Average Annual Total Returns —March 31, 2024[1],[2]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Expense Ratios[3]
						Gross	Net
Class Y
NAV	5.02%	3.84%	1.55%	1.96%	— %	0.46%	0.40%
Class A
NAV	4.87	3.54	1.27	1.69	—	0.71	0.65
With 4.25% Maximum Sales Charge	0.38	-0.87	0.40	1.25	—
Class C (Inception 8/31/16)
NAV	4.49	2.79	0.53	1.07	—	1.46	1.40
With CDSC[4]	3.49	1.79	0.53	1.07	—
Class N (Inception 2/1/19)
NAV	4.93	3.89	1.58	—	1.91	0.39	0.35
Comparative Performance
Bloomberg U.S. Aggregate Bond Index[5]	5.99	1.70	0.36	1.54	0.76
Bloomberg U.S. Intermediate Government/Credit Bond Index[6]	4.40	2.69	1.09	1.61	1.37
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.
2
As of August 31, 2016, the Fund's Retail Class shares and Institutional Class shares were redesignated as Class A shares and Class Y shares, respectively.
Accordingly, the returns shown in the table for Class A shares prior to August 31, 2016 are those of Retail Class shares, restated to reflect the sales loads of Class A shares, and the returns in the table for Class Y shares prior to August 31, 2016 are those of Institutional Class shares. Prior to the inception of Class C shares
(August 31, 2016), performance is that of Retail Class shares, restated to reflect the higher net expenses and sales loads of Class C shares.

3
Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the
Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/25. When a
Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

4
Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase, and includes automatic conversion to Class A shares after eight years.

5
Effective February 1, 2024, the Fund's primary broad-based performance index changed to the Bloomberg U.S. Aggregate Bond Index. The Bloomberg U.S. Aggregate
Bond Index is a broad-based securities market index that represents the overall market applicable to the Fund. The Bloomberg U.S. Aggregate Bond Index covers the
U.S. dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the U.S. Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

6
Bloomberg U.S. Intermediate Government/Credit Bond Index includes securities in the intermediate maturity range within the Government and Credit Indices. The
Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. The Fund will retain the
Bloomberg U.S. Intermediate Government/Credit Bond Index as its additional benchmark for performance comparison.

| 4

Loomis Sayles Limited Term Government and Agency Fund

Managers
Daniel Conklin, CFA®
Christopher T. Harms
Clifton V. Rowe, CFA®
Loomis, Sayles & Company, L.P.

Symbols
Class A	NEFLX
Class C	NECLX
Class N	LGANX
Class Y	NELYX

Investment Goal
The Fund seeks high current return consistent with preservation of capital.

Average Annual Total Returns —March 31, 2024[1]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Expense Ratios[2]
						Gross	Net
Class Y
NAV	3.53%	3.71%	1.19%	1.20%	— %	0.53%	0.45%
Class A
NAV	3.31	3.45	0.92	0.94	—	0.77	0.70
With 2.25% Maximum Sales Charge	1.02	1.10	0.46	0.71	—
Class C
NAV	2.93	2.68	0.15	0.33	—	1.53	1.45
With CDSC[3]	1.93	1.68	0.15	0.33	—
Class N (Inception 2/1/17)
NAV	3.46	3.76	1.24	—	1.37	0.43	0.40
Comparative Performance
Bloomberg U.S. Aggregate Bond Index[4]	5.99	1.70	0.36	1.54	1.14
Bloomberg U.S. 1-5 Year Government Bond Index[5]	3.15	2.44	0.93	1.10	1.10
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.
2
Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the
Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/25. When a
Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

3
Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase, and includes automatic conversion to Class A shares after eight years.

4
Effective February 1, 2024, the Fund's primary broad-based performance index changed to the Bloomberg U.S. Aggregate Bond Index. The Bloomberg U.S. Aggregate
Bond Index is a broad-based securities market index that represents the overall market applicable to the Fund. The Bloomberg U.S. Aggregate Bond Index covers the
U.S. dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the U.S. Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

5
Bloomberg U.S. 1-5 Year Government Bond Index is a subindex of the Bloomberg U.S. Government Index, which is comprised of the Bloomberg U.S. Treasury and
U.S. Agency Indices. The Bloomberg U.S. Government Index includes Treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and U.S. agency debentures (publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the
U.S. government). The Bloomberg U.S. Government Index is a component of the Bloomberg U.S. Government/Credit Index and the Bloomberg U.S. Aggregate Bond
Index. The Fund will retain the Bloomberg U.S. 1-5 Year Government Bond Index as its additional benchmark for performance comparison.

5 |

ADDITIONAL INFORMATION
All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.
ADDITIONAL INDEX INFORMATION
This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.
The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.
PROXY VOTING INFORMATION
A description of the Natixis Funds' proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com, and on the Securities and Exchange Commission (“SEC”) website at www.sec.gov. Information about how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available through the Natixis Funds’ website and the SEC website.
QUARTERLY PORTFOLIO SCHEDULES
The Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at im.natixis.com/funddocuments. A hard copy may be requested from the Fund at no charge by calling 800-225-5478.
TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE-TRADED FUNDS
In October 2022, the SEC adopted rule and form amendments requiring mutual funds and exchange-traded funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed with the SEC on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.
CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.
| 6

Understanding Fund Expenses
As a mutual fund shareholder, you incur different costs:  transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees ("12b-1 fees"), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds' prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.
The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2023 through March 31, 2024. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your class.
The second line in the table for each class of fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.
Loomis Sayles Core Plus Bond Fund	Beginning Account Value 10/1/2023	Ending Account Value 3/31/2024	Expenses Paid During Period* 10/1/2023 – 3/31/2024
Class A
Actual	$1,000.00	$1,067.70	$3.83
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.74
Class C
Actual	$1,000.00	$1,063.60	$7.69
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.52
Class N
Actual	$1,000.00	$1,069.80	$2.07
Hypothetical (5% return before expenses)	$1,000.00	$1,023.00	$2.02
Class Y
Actual	$1,000.00	$1,069.30	$2.53
Hypothetical (5% return before expenses)	$1,000.00	$1,022.55	$2.48

*
Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement):  0.74%, 1.49%, 0.40% and 0.49% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half–year (183), divided by 366 (to reflect the half–year period).

7 |

Loomis Sayles Global Allocation Fund	Beginning Account Value 10/1/2023	Ending Account Value 3/31/2024	Expenses Paid During Period* 10/1/2023 – 3/31/2024
Class A
Actual	$1,000.00	$1,197.90	$6.43
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	$5.91
Class C
Actual	$1,000.00	$1,193.60	$10.47
Hypothetical (5% return before expenses)	$1,000.00	$1,015.45	$9.62
Class N
Actual	$1,000.00	$1,199.70	$4.56
Hypothetical (5% return before expenses)	$1,000.00	$1,020.85	$4.19
Class Y
Actual	$1,000.00	$1,199.40	$5.06
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.65

*
Expenses are equal to the Fund's annualized expense ratio:  1.17%, 1.91%, 0.83% and 0.92% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half–year (183), divided by 366 (to reflect the half–year period).

Loomis Sayles Growth Fund	Beginning Account Value 10/1/2023	Ending Account Value 3/31/2024	Expenses Paid During Period* 10/1/2023 – 3/31/2024
Class A
Actual	$1,000.00	$1,280.20	$5.19
Hypothetical (5% return before expenses)	$1,000.00	$1,020.45	$4.60
Class C
Actual	$1,000.00	$1,274.90	$9.44
Hypothetical (5% return before expenses)	$1,000.00	$1,016.70	$8.37
Class N
Actual	$1,000.00	$1,282.00	$3.25
Hypothetical (5% return before expenses)	$1,000.00	$1,022.15	$2.88
Class Y
Actual	$1,000.00	$1,282.20	$3.77
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$3.34

*
Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement):  0.91%, 1.66%, 0.57% and 0.66% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half–year (183), divided by 366 (to reflect the half–year period).

| 8

Loomis Sayles Intermediate Duration Bond Fund	Beginning Account Value 10/1/2023	Ending Account Value 3/31/2024	Expenses Paid During Period* 10/1/2023 – 3/31/2024
Class A
Actual	$1,000.00	$1,048.70	$3.33
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	$3.29
Class C
Actual	$1,000.00	$1,044.90	$7.16
Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$7.06
Class N
Actual	$1,000.00	$1,049.30	$1.79
Hypothetical (5% return before expenses)	$1,000.00	$1,023.25	$1.77
Class Y
Actual	$1,000.00	$1,050.20	$2.05
Hypothetical (5% return before expenses)	$1,000.00	$1,023.00	$2.02

*
Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement):  0.65%, 1.40%, 0.35% and 0.40% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half–year (183), divided by 366 (to reflect the half–year period).

Loomis Sayles Limited Term Government And Agency Fund	Beginning Account Value 10/1/2023	Ending Account Value 3/31/2024	Expenses Paid During Period* 10/1/2023 – 3/31/2024
Class A
Actual	$1,000.00	$1,033.10	$3.56
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$3.54
Class C
Actual	$1,000.00	$1,029.30	$7.36
Hypothetical (5% return before expenses)	$1,000.00	$1,017.75	$7.31
Class N
Actual	$1,000.00	$1,034.60	$2.03
Hypothetical (5% return before expenses)	$1,000.00	$1,023.00	$2.02
Class Y
Actual	$1,000.00	$1,035.30	$2.29
Hypothetical (5% return before expenses)	$1,000.00	$1,022.75	$2.28

*
Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement):  0.70%, 1.45%, 0.40% and 0.45% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half–year (183), divided by 366 (to reflect the half–year period).

9 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 88.6% of Net Assets

Non-Convertible Bonds — 88.5%
	ABS Car Loan — 2.1%
$4,420,000	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class C, 5.800%, 12/18/2028	$4,463,307
2,206,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025(a)	2,192,884
7,064,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027(a)	6,666,822
8,160,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class A, 3.830%, 8/21/2028(a)	7,828,032
1,840,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, Class A, 5.200%, 10/20/2027(a)	1,836,416
3,245,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class A, 6.020%, 2/20/2030(a)	3,349,330
4,224,254	Carvana Auto Receivables Trust, Series 2023-N1, Class A, 6.360%, 4/12/2027(a)	4,234,227
9,895,000	Carvana Auto Receivables Trust, Series 2023-P1, Class A3, 5.980%, 12/10/2027(a)	9,938,173
7,300,000	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class A, 6.480%, 3/15/2033(a)	7,379,053
2,020,000	DT Auto Owner Trust, Series 2023-1A, Class C, 5.550%, 10/16/2028(a)	2,011,562
672,631	Exeter Automobile Receivables Trust, Series 2021-2A, Class C, 0.980%, 6/15/2026	667,930
4,320,000	Exeter Automobile Receivables Trust, Series 2023-1A, Class C, 5.820%, 2/15/2028	4,314,492
4,805,000	Ford Credit Auto Lease Trust, Series 2023-B, Class C, 6.430%, 4/15/2027	4,896,026
3,455,000	Ford Credit Auto Owner Trust, Series 2018-1, Class B, 3.340%, 7/15/2031(a)	3,383,991
7,240,000	Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.850%, 8/15/2035(a)	7,209,918
4,950,000	GM Financial Automobile Leasing Trust, Series 2023-1, Class B, 5.510%, 1/20/2027	4,923,349
12,845,000	Hertz Vehicle Financing III LLC, Series 2023-2A, Class A, 5.570%, 9/25/2029(a)	12,938,171
9,874,000	Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.210%, 12/26/2025(a)	9,640,246
9,930,000	NextGear Floorplan Master Owner Trust, Series 2023-1A, Class A2, 5.740%, 3/15/2028(a)	10,023,402
10,730,000	OneMain Direct Auto Receivables Trust, Series 2023-1A, Class A, 5.410%, 11/14/2029(a)	10,716,330
915,883	Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class B, 6.451%, 12/15/2032(a)	918,150
581,020	Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class C, 6.986%, 12/15/2032(a)	583,258
1,418,949	Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.950%, 9/15/2027	1,413,530
19,695,000	Santander Drive Auto Receivables Trust, Series 2022-2, Class B, 3.440%, 9/15/2027	19,390,614
6,865,000	Westlake Automobile Receivables Trust, Series 2022-2A, Class C, 4.850%, 9/15/2027(a)	6,804,574
1,295,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class B, 5.410%, 1/18/2028(a)	1,291,649
4,910,000	Westlake Automobile Receivables Trust, Series 2023-2A, Class C, 6.290%, 3/15/2028(a)	4,956,542
		153,971,978
	ABS Home Equity — 0.4%
2,211,984	CoreVest American Finance Ltd., Series 2019-3, Class A, 2.705%, 10/15/2052(a)	2,161,281
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$9,671	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)(c)	$9,436
880,547	OBX Trust, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048(a)(c)	811,290
2,963,430	Progress Residential Trust, Series 2023-SFR1, Class A, 4.300%, 3/17/2040(a)	2,863,362
6,214,413	PRPM LLC, Series 2024-1, Class A1, 6.959%, 2/25/2029(a)(c)	6,197,255
69,654	Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 4.000%, 8/25/2047(a)(c)	65,057
319,015	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.000%, 3/25/2048(a)(c)	293,970
215,269	Sequoia Mortgage Trust, Series 2018-CH3, Class A2, 4.000%, 8/25/2048(a)(c)	208,607
3,660,000	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(c)	3,657,328
1,220,110	Towd Point Mortgage Trust, Series 2015-1, Class A5, 4.534%, 10/25/2053(a)(c)	1,208,675
1,912,002	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.750%, 4/25/2055(a)(c)	1,885,240
5,101,352	Towd Point Mortgage Trust, Series 2016-2, Class M2, 3.000%, 8/25/2055(a)(c)	4,697,340
3,662,152	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058(a)(c)	3,521,926
		27,580,767
	ABS Other — 1.6%
2,230,000	Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.610%, 1/18/2028(a)	2,243,479
6,018,683	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046(a)	5,338,758
11,764,212	DB Master Finance LLC, Series 2021-1A, Class A2II, 2.493%, 11/20/2051(a)	10,377,365
570,689	Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 0.560%, 12/11/2034(a)	568,452
7,910,400	Jack in the Box Funding LLC, Series 2022-1A, Class A2I, 3.445%, 2/26/2052(a)	7,334,396
13,310,400	Jack in the Box Funding LLC, Series 2022-1A, Class A2II, 4.136%, 2/26/2052(a)	11,579,216
5,863,596	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046(a)	5,211,119
8,475,997	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046(a)(c)	7,529,355
13,500,000	OneMain Financial Issuance Trust, Series 2021-1A, Class A2, 30 day USD SOFR Average + 0.760%, 6.079%, 6/16/2036(a)(c)	13,392,459
3,025,000	SCF Equipment Leasing LLC, Series 2023-1A, Class A2, 6.560%, 1/22/2030(a)	3,055,059
2,785,984	Textainer Marine Containers VII Ltd., Series 2020-2A, Class A, 2.100%, 9/20/2045(a)	2,528,656
15,890,000	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	15,897,627
15,765,919	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	16,512,783
13,900,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	13,894,315
		115,463,039
	ABS Student Loan — 0.5%
2,616,759	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	2,415,226
See accompanying notes to financial statements.
| 10

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Student Loan — continued
$7,592,854	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.060%, 10/15/2069(a)	$6,671,834
8,025,437	Navient Private Education Refi Loan Trust, Series 2023-A, Class A, 5.510%, 10/15/2071(a)	8,065,179
2,778,781	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.070%, 1/15/2053(a)	2,451,125
6,674,813	SMB Private Education Loan Trust, Series 2021-C, Class A2, 1 mo. USD SOFR + 0.914%, 6.240%, 1/15/2053(a)(c)	6,610,839
7,852,199	SMB Private Education Loan Trust, Series 2023-A, Class A1A, 5.380%, 1/15/2053(a)	7,862,854
1,834,650	SoFi Professional Loan Program LLC, Series 2020-A, Class A2FX, 2.540%, 5/15/2046(a)	1,723,809
		35,800,866
	ABS Whole Business — 0.3%
7,125,200	Domino's Pizza Master Issuer LLC, Series 2018-1A, Class A2I, 4.116%, 7/25/2048(a)	6,931,275
4,689,300	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051(a)	4,377,708
11,867,800	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2II, 4.008%, 12/05/2051(a)	10,528,519
		21,837,502
	Aerospace & Defense — 0.2%
15,199,000	Boeing Co., 5.705%, 5/01/2040	14,547,593
	Agency Commercial Mortgage-Backed Securities — 0.5%
6,026,450	Federal Home Loan Mortgage Corp., 3.350%, 8/01/2037	5,231,131
3,586,531	Federal Home Loan Mortgage Corp., 3.450%, 5/01/2037	3,158,378
1,238,268	Federal Home Loan Mortgage Corp., 3.700%, 5/01/2037	1,121,710
8,591,744	Federal Home Loan Mortgage Corp., 3.750%, 5/01/2037	7,684,659
2,075,130	Federal Home Loan Mortgage Corp., 3.900%, 7/01/2037	1,900,240
2,077,127	Federal Home Loan Mortgage Corp., 3.900%, 7/01/2037	1,878,971
7,013,000	Federal National Mortgage Association, 3.850%, 9/01/2037	6,325,327
160,000	Federal National Mortgage Association, 3.940%, 9/01/2032	151,413
6,572,870	Federal National Mortgage Association, 4.240%, 7/01/2038	6,158,131
		33,609,960
	Airlines — 0.7%
4,405,584	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026(a)	4,375,581
5,620,467	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029(a)	5,524,668
1,351,518	Continental Airlines Pass-Through Trust, Series 2012-2, Class A, 4.000%, 4/29/2026	1,334,380
14,751,433	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.750%, 10/20/2028(a)	14,427,743
2,733,296	United Airlines Pass-Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	2,684,725
Principal Amount (‡)	Description	Value (†)

	Airlines — continued
$14,440,000	United Airlines Pass-Through Trust, Series 2023-1, Class A, 5.800%, 7/15/2037	$14,647,936
2,266,000	United Airlines, Inc., 4.375%, 4/15/2026(a)	2,190,629
4,293,000	United Airlines, Inc., 4.625%, 4/15/2029(a)	3,992,491
		49,178,153
	Apartment REITs — 0.0%
1,715,000	American Homes 4 Rent LP, 3.375%, 7/15/2051	1,141,868
	Automotive — 1.9%
3,200,000	Ford Motor Credit Co. LLC, 4.271%, 1/09/2027	3,078,278
9,430,000	Ford Motor Credit Co. LLC, 6.800%, 5/12/2028	9,796,720
5,315,000	Ford Motor Credit Co. LLC, 6.950%, 3/06/2026	5,416,282
5,450,000	Ford Motor Credit Co. LLC, 7.122%, 11/07/2033	5,863,716
17,142,000	General Motors Co., 5.000%, 4/01/2035	16,245,895
1,000,000	General Motors Financial Co., Inc., 2.350%, 1/08/2031	825,729
5,067,000	General Motors Financial Co., Inc., 2.900%, 2/26/2025	4,942,830
7,442,000	Goodyear Tire & Rubber Co., 5.625%, 4/30/2033	6,796,675
6,206,000	Hyundai Capital America, 2.375%, 10/15/2027(a)	5,626,364
10,356,000	Hyundai Capital America, 2.650%, 2/10/2025(a)	10,094,140
7,453,000	Hyundai Capital America, 3.000%, 2/10/2027(a)	6,997,002
11,455,000	Hyundai Capital America, 6.100%, 9/21/2028(a)	11,800,979
1,725,000	Lear Corp., 3.550%, 1/15/2052	1,202,084
12,381,000	Lear Corp., 5.250%, 5/15/2049	11,297,390
4,550,000	Nissan Motor Acceptance Co. LLC, 7.050%, 9/15/2028(a)	4,756,036
3,075,000	Phinia, Inc., 6.750%, 4/15/2029(a)	3,104,652
33,235,000	Volkswagen Group of America Finance LLC, 6.450%, 11/16/2030(a)	35,312,082
		143,156,854
	Banking — 6.9%
4,075,000	AIB Group PLC, (fixed rate to 3/28/2034, variable rate thereafter), 5.871%, 3/28/2035(a)	4,086,420
10,051,000	Banco Santander Chile, 2.700%, 1/10/2025(a)	9,816,797
11,000,000	Banco Santander SA, 1.849%, 3/25/2026	10,275,269
3,800,000	Banco Santander SA, 2.958%, 3/25/2031	3,274,349
4,000,000	Bank of America Corp., (fixed rate to 11/10/2027, variable rate thereafter), 6.204%, 11/10/2028	4,137,823
26,146,000	Bank of America Corp., (fixed rate to 4/22/2024, variable rate thereafter), 0.976%, 4/22/2025	26,068,338
5,475,000	Bank of America Corp., (fixed rate to 4/24/2027, variable rate thereafter), 3.705%, 4/24/2028	5,238,503
16,280,000	Bank of America Corp., (fixed rate to 4/25/2033, variable rate thereafter), 5.288%, 4/25/2034	16,230,502
24,210,000	Bank of America Corp., MTN, (fixed rate to 4/23/2026, variable rate thereafter), 3.559%, 4/23/2027	23,360,795
18,664,000	Barclays PLC, (fixed rate to 3/10/2041, variable rate thereafter), 3.811%, 3/10/2042	14,393,507
950,000	Barclays PLC, (fixed rate to 5/09/2033, variable rate thereafter), 6.224%, 5/09/2034	979,828
7,864,000	BBVA Bancomer SA, 1.875%, 9/18/2025(a)	7,466,054
13,513,000	BNP Paribas SA, (fixed rate to 1/13/2026, variable rate thereafter), 1.323%, 1/13/2027(a)	12,560,883
26,613,000	BNP Paribas SA, (fixed rate to 11/19/2024, variable rate thereafter), 2.819%, 11/19/2025(a)	26,099,378
23,750,000	Capital One Financial Corp., (fixed rate to 6/08/2033, variable rate thereafter), 6.377%, 6/08/2034	24,664,708
See accompanying notes to financial statements.
11 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Banking — continued
$1,154,000	Citigroup, Inc., (fixed rate to 5/01/2024, variable rate thereafter), 0.981%, 5/01/2025	$1,148,946
10,085,000	Credit Agricole SA, (fixed rate to 1/10/2034, variable rate thereafter), 6.251%, 1/10/2035(a)	10,250,652
9,038,000	Deutsche Bank AG, 1.686%, 3/19/2026	8,461,170
8,585,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	7,091,271
6,737,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	5,674,143
1,750,000	Deutsche Bank AG, (fixed rate to 11/10/2032, variable rate thereafter), 7.079%, 2/10/2034	1,799,751
10,680,000	Deutsche Bank AG, (fixed rate to 11/24/2025, variable rate thereafter), 2.129%, 11/24/2026	10,071,357
12,486,000	Goldman Sachs Group, Inc., 6.750%, 10/01/2037	13,641,421
6,320,000	Goldman Sachs Group, Inc., (fixed rate to 6/05/2027, variable rate thereafter), 3.691%, 6/05/2028	6,047,037
1,326,000	HSBC Holdings PLC, 4.950%, 3/31/2030	1,316,702
13,610,000	HSBC Holdings PLC, (fixed rate to 5/24/2024, variable rate thereafter), 0.976%, 5/24/2025	13,505,249
9,610,000	Intesa Sanpaolo SpA, 7.200%, 11/28/2033(a)	10,387,449
4,740,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2031, variable rate thereafter), 4.198%, 6/01/2032(a)	3,961,455
24,590,000	JPMorgan Chase & Co., (fixed rate to 10/15/2029, variable rate thereafter), 2.739%, 10/15/2030	21,776,289
14,076,000	JPMorgan Chase & Co., (fixed rate to 5/13/2030, variable rate thereafter), 2.956%, 5/13/2031	12,304,644
14,145,000	Macquarie Bank Ltd., 3.231%, 3/21/2025(a)	13,860,324
10,590,000	Mitsubishi UFJ Financial Group, Inc., (fixed rate to 7/20/2031, variable rate thereafter), 2.309%, 7/20/2032	8,804,346
13,321,000	Morgan Stanley, 3.591%, 7/22/2028(c)	12,656,364
1,500,000	Morgan Stanley, (fixed rate to 2/01/2028, variable rate thereafter), 5.123%, 2/01/2029	1,496,343
10,135,000	Morgan Stanley, MTN, (fixed rate to 4/20/2028, variable rate thereafter), 5.164%, 4/20/2029	10,126,820
5,600,000	PNC Financial Services Group, Inc., (fixed rate to 1/24/2033, variable rate thereafter), 5.068%, 1/24/2034	5,424,732
11,465,000	Santander Holdings USA, Inc., (fixed rate to 1/06/2027, variable rate thereafter), 2.490%, 1/06/2028	10,419,528
24,503,000	Societe Generale SA, 2.625%, 1/22/2025(a)	23,879,353
13,420,000	Societe Generale SA, (fixed rate to 1/19/2054, variable rate thereafter), 7.132%, 1/19/2055(a)	13,397,312
18,840,000	Standard Chartered PLC, (fixed rate to 1/12/2032, variable rate thereafter), 3.603%, 1/12/2033(a)	15,934,495
22,346,000	Standard Chartered PLC, (fixed rate to 1/30/2025, variable rate thereafter), 2.819%, 1/30/2026(a)	21,776,252
660,000	Standard Chartered PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.866%, 3/15/2033(a)	628,780
5,660,000	Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	5,388,026
10,888,000	Sumitomo Mitsui Financial Group, Inc., 3.040%, 7/16/2029	9,872,650
Principal Amount (‡)	Description	Value (†)

	Banking — continued
$6,655,000	Truist Financial Corp., MTN, (fixed rate to 6/08/2033, variable rate thereafter), 5.867%, 6/08/2034	$6,736,596
5,040,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	6,115,264
690,000	UBS Group AG, (fixed rate to 7/15/2025, variable rate thereafter), 6.373%, 7/15/2026(a)	694,838
7,695,000	UBS Group AG, (fixed rate to 8/11/2027, variable rate thereafter), 6.442%, 8/11/2028(a)	7,926,389
15,845,000	UniCredit SpA, (fixed rate to 6/03/2026, variable rate thereafter), 1.982%, 6/03/2027(a)	14,624,403
		505,853,505
	Building Materials — 0.4%
15,155,000	American Builders & Contractors Supply Co., Inc., 3.875%, 11/15/2029(a)	13,620,556
8,962,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	7,940,414
9,128,000	Mohawk Industries, Inc., 3.625%, 5/15/2030	8,412,274
		29,973,244
	Cable Satellite — 0.6%
17,010,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(a)	12,840,066
21,060,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.500%, 4/01/2063	16,515,955
5,285,000	Time Warner Cable LLC, 4.500%, 9/15/2042	3,909,877
783,000	Time Warner Cable LLC, 5.500%, 9/01/2041	651,802
2,245,000	Time Warner Cable LLC, 5.875%, 11/15/2040	1,944,666
7,162,000	Time Warner Cable LLC, 6.550%, 5/01/2037	6,770,003
1,707,000	Time Warner Cable LLC, 6.750%, 6/15/2039	1,625,867
		44,258,236
	Chemicals — 1.1%
1,610,000	Alpek SAB de CV, 3.250%, 2/25/2031(a)	1,378,649
21,698,000	Braskem America Finance Co., 7.125%, 7/22/2041(a)	19,576,387
1,873,000	Celanese U.S. Holdings LLC, 6.050%, 3/15/2025	1,876,604
4,145,000	Celanese U.S. Holdings LLC, 6.330%, 7/15/2029	4,298,159
6,640,000	Celanese U.S. Holdings LLC, 6.379%, 7/15/2032	6,888,428
4,410,000	Nutrien Ltd., 5.800%, 3/27/2053	4,502,592
8,271,000	Orbia Advance Corp. SAB de CV, 5.875%, 9/17/2044(a)	7,525,556
9,466,000	Orbia Advance Corp. SAB de CV, 6.750%, 9/19/2042(a)	9,476,990
3,830,000	Sociedad Quimica y Minera de Chile SA, 3.500%, 9/10/2051(a)	2,602,370
9,154,000	Sociedad Quimica y Minera de Chile SA, 4.250%, 1/22/2050(a)	7,033,110
13,835,000	Sociedad Quimica y Minera de Chile SA, 6.500%, 11/07/2033(a)	14,458,128
		79,616,973
	Collateralized Mortgage Obligations — 1.0%
31,857,418	Federal Home Loan Mortgage Corp., Series 406, Class F15, 30 day USD SOFR Average + 1.450%, 6.770%, 10/25/2053(c)	32,339,448
30,435,000	Federal Home Loan Mortgage Corp., Series 5365, Class LY, REMICS, 6.500%, 12/25/2053	31,358,002
7,850,000	Federal National Mortgage Association, Series 2023-51, Class L, REMICS, 6.500%, 11/25/2053	8,088,475
See accompanying notes to financial statements.
| 12

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Collateralized Mortgage Obligations — continued
$122,090	Government National Mortgage Association, Series 2010-H24, Class FA, 1 mo. USD SOFR + 0.464%, 5.794%, 10/20/2060(c)	$121,742
75,385	Government National Mortgage Association, Series 2012-H18, Class NA, 1 mo. USD SOFR + 0.634%, 5.964%, 8/20/2062(c)	75,252
469	Government National Mortgage Association, Series 2013-H01, Class FA, 1.650%, 1/20/2063(b)	407
8,634	Government National Mortgage Association, Series 2013-H03, Class HA, 1.750%, 12/20/2062(b)	7,533
7,103	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063(b)	6,194
86,819	Government National Mortgage Association, Series 2013-H10, Class PA, 2.500%, 4/20/2063(b)	74,602
2,733,646	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	2,634,430
6,609	Government National Mortgage Association, Series 2015-H13, Class FL, 1 mo. USD SOFR + 0.394%, 5.724%, 5/20/2063(b)(c)	6,258
		74,712,343
	Consumer Cyclical Services — 0.0%
1,791,000	Expedia Group, Inc., 6.250%, 5/01/2025(a)	1,798,831
	Consumer Products — 0.1%
2,157,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031(a)	1,826,719
1,425,000	Natura &Co. Luxembourg Holdings SARL, 6.000%, 4/19/2029(a)	1,385,456
2,738,000	Natura Cosmeticos SA, 4.125%, 5/03/2028(a)	2,500,460
		5,712,635
	Electric — 1.1%
3,587,000	AES Corp., 3.300%, 7/15/2025(a)	3,474,839
1,609,000	AES Corp., 3.950%, 7/15/2030(a)	1,463,370
10,104,000	Calpine Corp., 5.000%, 2/01/2031(a)	9,268,373
6,110,000	CenterPoint Energy, Inc., SOFR Index + 0.650%, 6.004%, 5/13/2024(c)	6,110,733
13,354,000	Clearway Energy Operating LLC, 3.750%, 2/15/2031(a)	11,461,605
19,884,788	Cometa Energia SA de CV, 6.375%, 4/24/2035(a)	20,046,670
2,415,000	DPL, Inc., 4.350%, 4/15/2029	2,211,650
852,000	Edison International, 4.950%, 4/15/2025	845,142
2,811,000	Enel Americas SA, 4.000%, 10/25/2026	2,700,204
1,348,000	Enel Generacion Chile SA, 4.250%, 4/15/2024	1,344,640
4,316,000	Entergy Corp., 2.800%, 6/15/2030	3,771,428
750,000	IPALCO Enterprises, Inc., 4.250%, 5/01/2030	697,810
10,966,000	National Rural Utilities Cooperative Finance Corp., 3 mo. USD SOFR + 3.172%, 8.489%, 4/30/2043(c)	10,938,617
3,509,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.500%, 8/15/2028(a)	3,270,897
7,133,000	Transelec SA, 4.250%, 1/14/2025(a)	7,040,308
		84,646,286
	Finance Companies — 2.0%
6,365,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	5,759,183
7,145,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.100%, 1/19/2029	7,102,798
18,150,000	Air Lease Corp., GMTN, 3.750%, 6/01/2026	17,505,412
Principal Amount (‡)	Description	Value (†)

	Finance Companies — continued
$20,287,000	Aircastle Ltd., 2.850%, 1/26/2028(a)	$18,210,430
22,772,000	Ares Capital Corp., 2.150%, 7/15/2026	20,969,136
15,425,000	Avolon Holdings Funding Ltd., 2.750%, 2/21/2028(a)	13,801,512
4,262,000	Blue Owl Capital Corp., 2.625%, 1/15/2027	3,892,763
13,397,000	Blue Owl Capital Corp., 3.400%, 7/15/2026	12,621,452
10,958,000	Blue Owl Technology Finance Corp., 3.750%, 6/17/2026(a)	10,147,340
18,679,000	FS KKR Capital Corp., 3.400%, 1/15/2026	17,725,835
2,730,000	Main Street Capital Corp., 6.950%, 3/01/2029	2,773,091
8,000,000	Navient Corp., 5.000%, 3/15/2027	7,664,337
6,564,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	5,718,552
1,655,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	1,401,935
		145,293,776
	Financial Other — 0.1%
4,763,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	4,060,899
	Food & Beverage — 0.7%
14,008,000	BRF SA, 5.750%, 9/21/2050(a)	11,108,624
2,032,000	Gruma SAB de CV, 4.875%, 12/01/2024(a)	2,015,206
24,100,000	JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL, 7.250%, 11/15/2053(a)	25,902,102
11,530,000	Minerva Luxembourg SA, 4.375%, 3/18/2031(a)	9,639,599
3,534,000	Post Holdings, Inc., 4.500%, 9/15/2031(a)	3,178,805
1,599,000	Smithfield Foods, Inc., 3.000%, 10/15/2030(a)	1,323,744
		53,168,080
	Gaming — 0.2%
4,340,000	Caesars Entertainment, Inc., 6.500%, 2/15/2032(a)	4,378,218
11,765,000	MGM Resorts International, 6.500%, 4/15/2032	11,726,103
		16,104,321
	Government Owned - No Guarantee — 1.0%
6,872,000	Antares Holdings LP, 3.950%, 7/15/2026(a)	6,452,602
2,585,000	Ascot Group Ltd., 4.250%, 12/15/2030(a)	2,125,613
8,635,000	Ecopetrol SA, 8.375%, 1/19/2036	8,716,333
3,903,000	Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/2050(a)	2,347,363
8,230,000	Freeport Indonesia PT, 5.315%, 4/14/2032(a)	8,033,468
7,985,000	OCP SA, 3.750%, 6/23/2031(a)	6,795,235
11,538,000	Saudi Arabian Oil Co., 3.500%, 11/24/2070(a)	7,502,238
10,070,000	Tennessee Valley Authority, 4.250%, 9/15/2065	8,779,109
7,669,000	Tennessee Valley Authority, 4.625%, 9/15/2060	7,265,757
5,427,000	Tennessee Valley Authority, 4.875%, 1/15/2048	5,466,807
9,290,000	Tennessee Valley Authority, 5.250%, 9/15/2039	9,731,551
		73,216,076
	Health Insurance — 0.1%
7,364,000	Centene Corp., 3.375%, 2/15/2030	6,516,637
	Healthcare — 0.1%
12,395,000	HCA, Inc., 4.625%, 3/15/2052	10,359,301
	Home Construction — 0.2%
4,801,000	Forestar Group, Inc., 3.850%, 5/15/2026(a)	4,584,912
8,905,000	NVR, Inc., 3.000%, 5/15/2030	7,907,777
		12,492,689
	Independent Energy — 0.5%
10,350,000	Baytex Energy Corp., 7.375%, 3/15/2032(a)	10,455,661
8,952,000	Devon Energy Corp., 4.500%, 1/15/2030	8,628,454
See accompanying notes to financial statements.
13 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Independent Energy — continued
$1,765,000	EQT Corp., 3.125%, 5/15/2026(a)	$1,672,735
4,696,000	EQT Corp., 3.900%, 10/01/2027	4,463,708
601,000	EQT Corp., 5.000%, 1/15/2029	588,743
9,078,204	Leviathan Bond Ltd., 6.125%, 6/30/2025	8,938,490
4,320,000	Pan American Energy LLC, 9.125%, 4/30/2027(a)	4,513,709
		39,261,500
	Industrial Other — 0.0%
3,408,000	Georgetown University, Series A, 5.215%, 10/01/2118	3,218,243
	Life Insurance — 0.2%
14,171,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	14,222,649
2,327,000	OneAmerica Financial Partners, Inc., 4.250%, 10/15/2050(a)	1,639,116
		15,861,765
	Lodging — 0.1%
6,397,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(a)	5,507,829
	Media Entertainment — 0.6%
54,020,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	2,047,168
5,553,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.250%, 1/15/2029(a)	5,030,898
12,303,000	Prosus NV, 3.680%, 1/21/2030(a)	10,799,405
13,750,000	Prosus NV, 3.832%, 2/08/2051(a)	8,463,064
20,770,000	Warnermedia Holdings, Inc., 5.391%, 3/15/2062	17,236,553
		43,577,088
	Metals & Mining — 0.9%
1,835,000	Anglo American Capital PLC, 2.250%, 3/17/2028(a)	1,630,812
3,620,000	Anglo American Capital PLC, 3.875%, 3/16/2029(a)	3,386,632
3,322,000	Anglo American Capital PLC, 3.950%, 9/10/2050(a)	2,497,657
7,696,000	Anglo American Capital PLC, 5.625%, 4/01/2030(a)	7,798,605
9,977,000	FMG Resources August 2006 Pty. Ltd., 4.375%, 4/01/2031(a)	8,914,109
14,428,000	Fresnillo PLC, 4.250%, 10/02/2050(a)	10,816,095
25,662,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	21,786,781
5,290,000	POSCO, 5.625%, 1/17/2026(a)	5,302,216
3,555,000	SunCoke Energy, Inc., 4.875%, 6/30/2029(a)	3,218,708
		65,351,615
	Midstream — 0.6%
568,000	Energy Transfer LP, 5.150%, 2/01/2043	507,406
1,500,000	Energy Transfer LP, 5.300%, 4/15/2047	1,363,758
125,000	Energy Transfer LP, 5.400%, 10/01/2047	115,358
4,900,000	Energy Transfer LP, 5.950%, 10/01/2043	4,841,213
8,548,000	Energy Transfer LP, 6.500%, 2/01/2042	9,065,562
1,338,000	Energy Transfer LP, 6.625%, 10/15/2036	1,416,163
8,045,000	EQM Midstream Partners LP, 6.375%, 4/01/2029(a)	8,104,087
2,445,000	EQM Midstream Partners LP, 6.500%, 7/01/2027(a)	2,466,624
2,014,000	Gray Oak Pipeline LLC, 2.600%, 10/15/2025(a)	1,919,905
982,000	Gray Oak Pipeline LLC, 3.450%, 10/15/2027(a)	921,717
Principal Amount (‡)	Description	Value (†)

	Midstream — continued
$14,215,000	Sempra Global, 3.250%, 1/15/2032(a)	$11,733,251
930,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.500%, 7/15/2027	940,278
		43,395,322
	Mortgage Related — 24.9%
45,683,412	Federal Home Loan Mortgage Corp., 1.500%, with various maturities from 2050 to 2051(d)	33,601,084
110,199,783	Federal Home Loan Mortgage Corp., 2.000%, with various maturities from 2050 to 2052(d)	86,783,093
40,773,386	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2050 to 2051(d)	33,746,964
29,186,774	Federal Home Loan Mortgage Corp., 3.000%, with various maturities from 2042 to 2051(d)	25,352,860
5,740,291	Federal Home Loan Mortgage Corp., 3.500%, with various maturities from 2043 to 2050(d)	5,227,633
58,284,714	Federal Home Loan Mortgage Corp., 4.000%, with various maturities from 2044 to 2052(d)	54,067,012
23,884,110	Federal Home Loan Mortgage Corp., 4.500%, with various maturities from 2041 to 2052(d)	22,803,800
11,541,652	Federal Home Loan Mortgage Corp., 5.000%, with various maturities in 2048(d)	11,449,330
28,973,669	Federal Home Loan Mortgage Corp., 5.500%, with various maturities in 2053(d)	29,072,391
37,231,805	Federal Home Loan Mortgage Corp., 6.000%, with various maturities from 2035 to 2054(d)	38,214,518
54,817,812	Federal Home Loan Mortgage Corp., 6.500%, with various maturities from 2053 to 2054(d)	56,670,670
20,980,960	Federal Home Loan Mortgage Corp., 7.000%, with various maturities from 2053 to 2054(d)	21,901,223
6,968,436	Federal Home Loan Mortgage Corp., 7.500%, 1/01/2054	7,314,091
248,101	Federal Home Loan Mortgage Corp., 8.000%, 2/01/2054	259,933
4,677,897	Federal National Mortgage Association, 1.500%, 9/01/2051	3,528,646
331,600,499	Federal National Mortgage Association, 2.000%, with various maturities from 2037 to 2052(d)	267,763,844
712,856,362	Federal National Mortgage Association, 2.500%, with various maturities from 2045 to 2062(d)	571,987,408
140,008,769	Federal National Mortgage Association, 3.000%, with various maturities from 2045 to 2063(d)	118,187,843
163,782,766	Federal National Mortgage Association, 3.500%, with various maturities from 2045 to 2063(d)	144,093,512
36,389,652	Federal National Mortgage Association, 4.000%, with various maturities from 2041 to 2052(d)	33,954,581
17,112,672	Federal National Mortgage Association, 4.500%, with various maturities from 2043 to 2053(d)	16,447,010
11,280,621	Federal National Mortgage Association, 5.000%, with various maturities from 2048 to 2053(d)	11,159,298
7,940,616	Federal National Mortgage Association, 5.500%, with various maturities from 2050 to 2053(d)	8,011,823
See accompanying notes to financial statements.
| 14

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$53,630,879	Federal National Mortgage Association, 6.000%, with various maturities from 2034 to 2053(d)	$54,995,648
22,851,591	Federal National Mortgage Association, 6.500%, with various maturities from 2029 to 2054(d)	23,622,832
14,756,070	Federal National Mortgage Association, 7.000%, with various maturities from 2030 to 2054(d)	15,365,761
7,393	Federal National Mortgage Association, 7.500%, with various maturities from 2024 to 2032(d)	7,484
336,871	Federal National Mortgage Association, 8.000%, 1/01/2054	354,190
4,578	Government National Mortgage Association, 3.659%, 7/20/2063(c)	4,454
932	Government National Mortgage Association, 3.890%, 12/20/2062(c)	885
734,489	Government National Mortgage Association, 4.348%, 6/20/2064(c)	721,108
5,178,364	Government National Mortgage Association, 4.388%, 12/20/2066(c)	5,048,741
17,455	Government National Mortgage Association, 4.390%, 11/20/2062(c)	16,747
3,505,146	Government National Mortgage Association, 4.394%, with various maturities in 2066(c)(d)	3,424,513
858,786	Government National Mortgage Association, 4.398%, 2/20/2066(c)	836,828
2,353	Government National Mortgage Association, 4.422%, 5/20/2063(c)	2,300
2,170,602	Government National Mortgage Association, 4.432%, 11/20/2066(c)	2,122,700
1,569,787	Government National Mortgage Association, 4.481%, 9/20/2066(c)	1,537,354
197,919	Government National Mortgage Association, 4.483%, 1/20/2064(c)	196,022
2,286,895	Government National Mortgage Association, 4.497%, 6/20/2066(c)	2,241,150
1,754,765	Government National Mortgage Association, 4.503%, 12/20/2064(c)	1,729,554
2,803,857	Government National Mortgage Association, 4.519%, with various maturities from 2063 to 2064(c)(d)	2,758,554
2,134,124	Government National Mortgage Association, 4.575%, 2/20/2065(c)	2,105,718
646,985	Government National Mortgage Association, 4.583%, 1/20/2065(c)	638,072
3,352,598	Government National Mortgage Association, 4.587%, with various maturities from 2065 to 2066(c)(d)	3,282,473
969,907	Government National Mortgage Association, 4.593%, 3/20/2065(c)	955,999
570,663	Government National Mortgage Association, 4.595%, 6/20/2064(c)	558,301
1,016,930	Government National Mortgage Association, 4.604%, 4/20/2066(c)	998,099
2,163,346	Government National Mortgage Association, 4.609%, 3/20/2066(c)	2,113,365
1,336,342	Government National Mortgage Association, 4.613%, 12/20/2064(c)	1,318,181
4,098,996	Government National Mortgage Association, 4.656%, 12/20/2066(c)	4,007,232
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$2,743	Government National Mortgage Association, 4.657%, 5/20/2063(c)	$2,695
3,544	Government National Mortgage Association, 4.677%, 8/20/2061(c)	3,495
1,778,919	Government National Mortgage Association, 4.690%, 1/20/2065(c)	1,750,820
1,106,781	Government National Mortgage Association, 4.700%, with various maturities from 2062 to 2066(c)(d)	1,082,348
866,147	Government National Mortgage Association, 4.752%, 1/20/2064(c)	855,385
70,427	Government National Mortgage Association, 5.500%, 4/15/2038	72,356
11,246	Government National Mortgage Association, 6.000%, with various maturities from 2029 to 2038(d)	11,484
13,674	Government National Mortgage Association, 6.500%, with various maturities from 2029 to 2032(d)	14,018
7,259	Government National Mortgage Association, 7.000%, 9/15/2025	7,242
1,176	Government National Mortgage Association, 7.500%, with various maturities from 2025 to 2030(d)	1,185
84,951,000	Uniform Mortgage-Backed Security, TBA, 2.500%, 4/01/2054(e)	70,208,630
13,407,000	Uniform Mortgage-Backed Security, TBA, 3.000%, 4/01/2054(e)	11,532,851
11,592,000	Uniform Mortgage-Backed Security, TBA, 3.500%, 4/01/2054(e)	10,373,418
		1,828,478,759
	Natural Gas — 0.0%
2,701,000	Boston Gas Co., 3.001%, 8/01/2029(a)	2,387,700
	Non-Agency Commercial Mortgage-Backed Securities — 1.8%
22,085,000	AOA Mortgage Trust, Series 2021-1177, Class A, 1 mo. USD SOFR + 0.989%, 6.315%, 10/15/2038(a)(c)	21,478,632
1,531,640	BANK, Series 2019-BN16, Class A4, 4.005%, 2/15/2052	1,455,124
3,409,380	BANK, Series 2019-BN20, Class A3, 3.011%, 9/15/2062	3,024,749
12,696,152	BANK, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	11,374,363
6,138,240	BANK, Series 2019-BN24, Class A3, 2.960%, 11/15/2062	5,491,846
7,135,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 6.851%, 12/15/2038(a)(c)	6,743,727
14,179,842	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	12,639,046
7,070,071	Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A4, 3.038%, 11/10/2052	6,200,915
8,877,514	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class A5, 2.717%, 2/15/2053	7,776,645
698,971	Commercial Mortgage Trust, Series 2010-C1, Class D, 5.793%, 7/10/2046(a)(c)	644,604
2,112,208	Credit Suisse Mortgage Trust, Series 2014-USA, Class A1, 3.304%, 9/15/2037(a)	1,851,580
11,367,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	10,059,795
See accompanying notes to financial statements.
15 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$8,025,000	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314%, 9/12/2040(a)	$8,203,460
7,400,900	Extended Stay America Trust, Series 2021-ESH, Class A, 1 mo. USD SOFR + 1.194%, 6.520%, 7/15/2038(a)(c)	7,398,575
1,357,670	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD SOFR + 2.364%, 7.690%, 7/15/2038(a)(c)	1,355,973
5,627,003	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.152%, 8/10/2044(a)(c)	4,137,153
6,596,065	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	5,827,579
8,330,022	Med Trust, Series 2021-MDLN, Class A, 1 mo. USD SOFR + 1.064%, 6.390%, 11/15/2038(a)(c)	8,309,197
4,982,141	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 4.979%, 6/15/2044(a)(c)	4,192,431
5,245,978	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class AS, 4.176%, 5/15/2047	4,978,477
		133,143,871
	Other REITs — 0.0%
3,790,000	EPR Properties, 3.600%, 11/15/2031	3,167,530
	Paper — 0.1%
11,175,000	Klabin Austria GmbH, 7.000%, 4/03/2049(a)	11,306,049
	Pharmaceuticals — 0.4%
12,370,000	Amgen, Inc., 5.750%, 3/02/2063	12,616,775
10,284,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	9,614,422
7,588,000	Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/2025	7,622,450
1,903,000	Viatris, Inc., 4.000%, 6/22/2050	1,311,014
		31,164,661
	Property & Casualty Insurance — 0.3%
17,395,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(a)	17,316,479
5,865,000	Liberty Mutual Group, Inc., 3.950%, 5/15/2060(a)	4,254,313
		21,570,792
	Refining — 0.4%
6,720,000	Raizen Fuels Finance SA, 6.450%, 3/05/2034(a)	6,887,798
4,475,000	Raizen Fuels Finance SA, 6.950%, 3/05/2054(a)	4,603,030
1,000,000	Thaioil Treasury Center Co. Ltd., 3.750%, 6/18/2050(a)	716,765
19,664,000	Thaioil Treasury Center Co. Ltd., 4.875%, 1/23/2043(a)	17,129,114
		29,336,707
	Retailers — 0.4%
3,081,000	Alibaba Group Holding Ltd., 3.250%, 2/09/2061	1,964,622
12,355,000	Dick's Sporting Goods, Inc., 4.100%, 1/15/2052	8,954,486
8,985,000	Falabella SA, 3.375%, 1/15/2032(a)	7,088,445
6,632,000	Lithia Motors, Inc., 4.375%, 1/15/2031(a)	5,940,460
4,582,000	MercadoLibre, Inc., 3.125%, 1/14/2031	3,836,225
		27,784,238
	Sovereigns — 0.4%
4,185,000	Panama Government International Bonds, 6.853%, 3/28/2054	3,795,274
Principal Amount (‡)	Description	Value (†)

	Sovereigns — continued
$9,670,000	Panama Government International Bonds, 8.000%, 3/01/2038	$10,130,388
14,320,000	Republic of South Africa Government International Bonds, 7.300%, 4/20/2052	12,414,294
		26,339,956
	Technology — 1.4%
3,175,000	Baidu, Inc., 2.375%, 10/09/2030	2,689,384
4,515,000	Baidu, Inc., 3.075%, 4/07/2025	4,404,699
5,890,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	4,758,539
11,954,000	Corning, Inc., 5.450%, 11/15/2079	11,319,249
2,133,000	Equifax, Inc., 2.600%, 12/15/2025	2,036,454
4,324,000	Equifax, Inc., 7.000%, 7/01/2037	4,791,549
15,011,000	Hewlett Packard Enterprise Co., 6.200%, 10/15/2035	16,017,534
12,714,000	Iron Mountain, Inc., 4.500%, 2/15/2031(a)	11,471,050
5,460,000	Jabil, Inc., 3.000%, 1/15/2031	4,674,221
2,250,000	Jabil, Inc., 5.450%, 2/01/2029	2,261,315
14,161,000	Oracle Corp., 4.100%, 3/25/2061	10,633,988
3,513,000	Sabre Global, Inc., 8.625%, 6/01/2027(a)	3,082,735
39,000	Science Applications International Corp., 4.875%, 4/01/2028(a)	37,240
4,204,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	3,636,469
13,563,000	Tencent Holdings Ltd., 3.290%, 6/03/2060(a)	8,742,062
13,307,000	Ziff Davis, Inc., 4.625%, 10/15/2030(a)	11,996,165
		102,552,653
	Tobacco — 0.3%
26,019,000	BAT Capital Corp., 2.789%, 9/06/2024	25,690,412
	Treasuries — 30.3%
375,158(f )	Brazil Notas do Tesouro Nacional, Series NTNF, 10.000%, 1/01/2033, (BRL)	71,140,285
6,961,647(g )	Mexico Bonos, Series M, 5.750%, 3/05/2026, (MXN)	38,727,184
12,930,849(g )	Mexico Bonos, Series M 20, 8.500%, 5/31/2029, (MXN)	75,428,202
154,795,000	U.S. Treasury Bonds, 1.750%, 8/15/2041	104,462,438
241,735,000	U.S. Treasury Bonds, 2.000%, 11/15/2041	169,592,211
71,990,000	U.S. Treasury Bonds, 2.375%, 2/15/2042	53,545,374
46,925,000	U.S. Treasury Bonds, 3.250%, 5/15/2042	39,888,083
86,885,000	U.S. Treasury Bonds, 3.375%, 8/15/2042	75,046,919
33,895,000	U.S. Treasury Bonds, 3.625%, 2/15/2053	29,764,047
15,860,000	U.S. Treasury Bonds, 3.875%, 2/15/2043	14,661,207
72,190,000	U.S. Treasury Bonds, 3.875%, 5/15/2043	66,626,294
172,935,000	U.S. Treasury Bonds, 4.125%, 8/15/2053	166,206,748
32,345,000	U.S. Treasury Bonds, 4.250%, 2/15/2054	31,809,286
15,520,000	U.S. Treasury Bonds, 4.750%, 11/15/2043	16,099,575
1,575,000	U.S. Treasury Bonds, 4.750%, 11/15/2053	1,681,313
15,485,000	U.S. Treasury Notes, 2.750%, 7/31/2027	14,705,911
45,850,000	U.S. Treasury Notes, 2.750%, 8/15/2032	41,123,510
1,135,000	U.S. Treasury Notes, 2.875%, 5/15/2032	1,030,500
99,910,000	U.S. Treasury Notes, 3.125%, 8/31/2029	94,586,670
160,115,000	U.S. Treasury Notes, 3.375%, 5/15/2033	149,995,232
41,465,000	U.S. Treasury Notes, 3.500%, 1/31/2028	40,251,825
25,800,000	U.S. Treasury Notes, 3.500%, 4/30/2028	25,027,008
21,635,000	U.S. Treasury Notes, 3.500%, 1/31/2030	20,818,617
127,735,000	U.S. Treasury Notes, 3.500%, 2/15/2033	120,974,026
31,760,000	U.S. Treasury Notes, 3.625%, 3/31/2028	30,961,038
12,305,000	U.S. Treasury Notes, 3.625%, 3/31/2030	11,910,855
9,895,000	U.S. Treasury Notes, 3.750%, 12/31/2028	9,683,958
3,655,000	U.S. Treasury Notes, 3.750%, 6/30/2030	3,558,200
14,275,000	U.S. Treasury Notes, 3.875%, 11/30/2027	14,044,146
See accompanying notes to financial statements.
| 16

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Treasuries — continued
$33,275,000	U.S. Treasury Notes, 3.875%, 12/31/2027	$32,738,181
30,770,000	U.S. Treasury Notes, 3.875%, 11/30/2029	30,214,698
32,370,000	U.S. Treasury Notes, 3.875%, 8/15/2033	31,510,172
189,365,000	U.S. Treasury Notes, 4.000%, 2/15/2034	186,228,642
10,050,000	U.S. Treasury Notes, 4.125%, 9/30/2027	9,971,877
19,250,000	U.S. Treasury Notes, 4.125%, 10/31/2027	19,097,353
95,010,000	U.S. Treasury Notes, 4.125%, 3/31/2029	94,601,753
2,210,000	U.S. Treasury Notes, 4.125%, 3/31/2031	2,197,569
109,640,000	U.S. Treasury Notes, 4.125%, 11/15/2032	108,890,508
44,835,000	U.S. Treasury Notes, 4.500%, 11/15/2033	45,829,777
4,273,057,000	Uruguay Government International Bonds, 8.250%, 5/21/2031, (UYU)	108,767,068
213,447,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)(a)	5,577,847
93,095,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)	2,432,780
596,940,000	Uruguay Government International Bonds, 9.750%, 7/20/2033, (UYU)	16,638,167
		2,228,047,054
	Wireless — 0.8%
17,567,000	Bharti Airtel Ltd., 4.375%, 6/10/2025(a)	17,279,891
983,000	Crown Castle, Inc., 4.150%, 7/01/2050	785,564
3,360,000	Empresa Nacional de Telecomunicaciones SA, 3.050%, 9/14/2032(a)	2,675,921
13,869,000	Kenbourne Invest SA, 4.700%, 1/22/2028(a)	5,090,894
5,452,000	Millicom International Cellular SA, 4.500%, 4/27/2031(a)	4,674,526
14,210,000	SBA Communications Corp., 3.125%, 2/01/2029	12,540,405
16,530,000	Sitios Latinoamerica SAB de CV, 5.375%, 4/04/2032(a)	15,410,423
		58,457,624
	Wirelines — 0.3%
7,956,000	AT&T, Inc., 3.500%, 9/15/2053	5,613,137
2,905,000	AT&T, Inc., 3.550%, 9/15/2055	2,031,250
1,863,000	AT&T, Inc., 3.650%, 6/01/2051	1,367,697
11,891,000	AT&T, Inc., 3.650%, 9/15/2059	8,278,655
7,539,000	AT&T, Inc., 3.800%, 12/01/2057	5,458,401
		22,749,140
	Total Non-Convertible Bonds (Identified Cost $7,016,703,871)	6,512,422,920

Municipals — 0.1%
	Virginia — 0.1%
12,785,000	University of Virginia, 3.227%, 9/01/2119 (Identified Cost $12,785,000)	7,940,675
	Total Bonds and Notes (Identified Cost $7,029,488,871)	6,520,363,595

Collateralized Loan Obligations — 4.8%
2,390,000	37 Capital CLO 1 Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.782%, 9.096%, 10/15/2034(a)(c)	2,379,694
2,135,000	37 Capital CLO 4 Ltd., Series 2023-2A, Class B, 3 mo. USD SOFR + 2.750%, 8.117%, 1/15/2034(a)(c)	2,147,133
1,000,000	37 Capital CLO II Ltd., Series 2022-1A, Class C1, 3 mo. USD SOFR + 3.350%, 8.664%, 7/15/2034(a)(c)	1,001,680
1,815,000	720 East CLO IV Ltd., Series 2024-1A, Class C, 3 mo. USD SOFR + 2.400%, 7.695%, 4/15/2037(a)(c)	1,813,628
Principal Amount (‡)	Description	Value (†)

$6,520,000	AGL CLO 30 Ltd., Series 2024-30A, Class B, 3 mo. USD SOFR + 2.050%, 7.379%, 4/21/2037(a)(c)	$6,525,073
1,000,000	AIMCO CLO 14 Ltd., Series 2021-14A, Class B, 3 mo. USD SOFR + 1.612%, 6.929%, 4/20/2034(a)(c)	992,319
1,575,000	Allegro CLO XII Ltd., Series 2020-1A, Class B, 3 mo. USD SOFR + 1.962%, 7.279%, 1/21/2032(a)(c)	1,575,083
4,275,000	AMMC CLO 26 Ltd., Series 2023-26A, Class D, 3 mo. USD SOFR + 5.750%, 11.064%, 4/15/2036(a)(c)	4,380,203
5,120,000	Anchorage Capital CLO 13 LLC, Series 2019-13A, Class B1R, 3 mo. USD SOFR + 2.062%, 7.376%, 4/15/2034(a)(c)	5,119,933
750,000	Anchorage Capital CLO 19 Ltd., Series 2021-19A, Class B1, 3 mo. USD SOFR + 2.112%, 7.426%, 10/15/2034(a)(c)	748,004
940,000	Anchorage Capital CLO 28 Ltd., Series 2024-28A, Class B, 3 mo. USD SOFR + 2.250%, 7.535%, 4/20/2037(a)(c)	940,004
400,000	ARES XXXVII CLO Ltd., Series 2015-4A, Class A3R, 3 mo. USD SOFR + 1.762%, 7.076%, 10/15/2030(a)(c)	400,021
745,000	Atrium IX, Series 9A, Class BR2, 3 mo. USD SOFR + 1.762%, 7.099%, 5/28/2030(a)(c)	745,039
1,405,000	Atrium XIII, Series 13A, Class B, 3 mo. USD SOFR + 1.762%, 7.077%, 11/21/2030(a)(c)	1,405,398
1,650,000	Atrium XV, Series 15A, Class B, 3 mo. USD SOFR + 2.012%, 7.327%, 1/23/2031(a)(c)	1,650,873
2,000,000	Atrium XV, Series 15A, Class D, 3 mo. USD SOFR + 3.262%, 8.577%, 1/23/2031(a)(c)	1,997,593
5,775,000	Bain Capital CLO Ltd., Series 2024-1A, Class B, 3 mo. USD SOFR + 2.000%, 7.325%, 4/16/2037(a)(c)	5,771,535
1,165,000	Bain Capital Credit CLO Ltd., Series 2019-1A, Class CR, 3 mo. USD SOFR + 2.412%, 7.721%, 4/19/2034(a)(c)	1,165,253
845,000	Bain Capital Credit CLO Ltd., Series 2020-1A, Class B, 3 mo. USD SOFR + 1.962%, 7.260%, 4/18/2033(a)(c)	845,179
1,750,000	Bain Capital Credit CLO Ltd., Series 2021-7A, Class D, 3 mo. USD SOFR + 3.512%, 8.829%, 1/22/2035(a)(c)	1,750,063
565,000	Bain Capital Credit CLO Ltd., Series 2023-1A, Class B, 3 mo. USD SOFR + 2.250%, 7.564%, 4/16/2036(a)(c)	567,089
2,250,000	Bain Capital Credit CLO Ltd., Series 2023-1A, Class D, 3 mo. USD SOFR + 4.900%, 10.214%, 4/16/2036(a)(c)	2,281,590
4,165,000	Balboa Bay Loan Funding Ltd., Series 2021-1A, Class A, 3 mo. USD SOFR + 1.462%, 6.779%, 7/20/2034(a)(c)	4,172,467
3,420,000	Balboa Bay Loan Funding Ltd., Series 2023-1A, Class B, 3 mo. USD SOFR + 2.550%, 7.868%, 4/20/2035(a)(c)	3,419,737
6,000,000	Balboa Bay Loan Funding Ltd., Series 2023-1A, Class BR, 3 mo. USD SOFR + 2.050%, 7.868%, 4/20/2036(a)(c)	6,001,074
1,400,000	Ballyrock CLO Ltd., Series 2019-1A, Class A2R, 3 mo. USD SOFR + 1.812%, 7.126%, 7/15/2032(a)(c)	1,399,930
See accompanying notes to financial statements.
17 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

$1,065,000	Battalion CLO VIII Ltd., Series 2015-8A, Class BR2, 3 mo. USD SOFR + 2.262%, 7.560%, 7/18/2030(a)(c)	$1,065,007
5,000,000	Battalion CLO X Ltd., Series 2016-10A, Class A1R2, 3 mo. USD SOFR + 1.432%, 6.750%, 1/25/2035(a)(c)	5,000,270
400,000	Battalion CLO XIX Ltd., Series 2021-19A, Class D, 3 mo. USD SOFR + 3.512%, 8.826%, 4/15/2034(a)(c)	389,968
1,675,000	Betony CLO 2 Ltd., Series 2018-1A, Class A2, 3 mo. USD SOFR + 1.862%, 7.179%, 4/30/2031(a)(c)	1,675,137
1,865,000	BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, 3 mo. USD SOFR + 2.012%, 7.336%, 7/25/2034(a)(c)	1,865,261
6,805,000	Bryant Park Funding Ltd., Series 2024-22A, Class A1, 3 mo. USD SOFR + 1.620%, 6.933%, 4/15/2037(a)(c)	6,807,293
2,400,000	Buttermilk Park CLO Ltd., Series 2018-1A, Class C, 3 mo. USD SOFR + 2.362%, 7.676%, 10/15/2031(a)(c)	2,400,043
500,000	Canyon CLO Ltd., Series 2018-1A, Class B, 3 mo. USD SOFR + 1.962%, 7.276%, 7/15/2031(a)(c)	500,045
1,990,000	Canyon CLO Ltd., Series 2021-4A, Class B, 3 mo. USD SOFR + 1.962%, 7.276%, 10/15/2034(a)(c)	1,985,615
545,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-5A, Class A2RR, 3 mo. USD SOFR + 1.912%, 7.229%, 1/20/2032(a)(c)	545,243
3,515,000	CarVal CLO III Ltd., Series 2019-2A, Class DR, 3 mo. USD SOFR + 3.212%, 8.529%, 7/20/2032(a)(c)	3,502,132
525,000	Cayuga Park CLO Ltd., Series 2020-1A, Class B1R, 3 mo. USD SOFR + 1.912%, 7.228%, 7/17/2034(a)(c)	525,071
6,970,000	CIFC Funding Ltd., Series 2017-1A, Class BRR, 3 mo. USD SOFR + 2.050%, 7.330%, 4/21/2037(a)(c)	6,968,982
325,000	CIFC Funding Ltd., Series 2018-1A, Class B, 3 mo. USD SOFR + 1.662%, 6.960%, 4/18/2031(a)(c)	325,201
2,935,000	CIFC Funding Ltd., Series 2020-1A, Class BR, 3 mo. USD SOFR + 1.912%, 7.226%, 7/15/2036(a)(c)	2,935,370
4,500,000	CIFC Funding Ltd., Series 2020-3A, Class DR, 3 mo. USD SOFR + 3.362%, 8.679%, 10/20/2034(a)(c)	4,500,648
7,190,000	CIFC Funding Ltd., Series 2021-7A, Class D, 3 mo. USD SOFR + 3.262%, 8.577%, 1/23/2035(a)(c)	7,173,521
4,210,000	Clover CLO LLC, Series 2018-1A, Class A1R, 3 mo. USD SOFR + 1.382%, 6.699%, 4/20/2032(a)(c)	4,213,806
725,000	Clover CLO Ltd., Series 2019-1A, Class BR, 3 mo. USD SOFR + 1.850%, 7.148%, 4/18/2035(a)(c)	724,706
7,655,000	Crown City CLO III, Series 2021-1A, Class A1A, 3 mo. USD SOFR + 1.432%, 6.749%, 7/20/2034(a)(c)	7,655,903
5,450,000	Dryden 78 CLO Ltd., Series 2020-78A, Class A, 3 mo. USD SOFR + 1.442%, 6.758%, 4/17/2033(a)(c)	5,451,106
Principal Amount (‡)	Description	Value (†)

$7,000,000	Elmwood CLO 26 Ltd., Series 2024-1A, Class B, 3 mo. USD SOFR + 2.000%, 7.292%, 4/18/2037(a)(c)	$7,003,542
4,520,000	Elmwood CLO III Ltd., Series 2019-3A, Class AR, 3 mo. USD SOFR + 1.422%, 6.739%, 10/20/2034(a)(c)	4,523,874
2,700,000	Elmwood CLO IV Ltd., Series 2020-1A, Class A, 3 mo. USD SOFR + 1.502%, 6.816%, 4/15/2033(a)(c)	2,701,912
1,750,000	Fortress Credit BSL XII Ltd., Series 2021-4A, Class D, 3 mo. USD SOFR + 3.912%, 9.226%, 10/15/2034(a)(c)	1,749,977
2,945,000	Generate CLO 13 Ltd., Series 2023-13A, Class A1, 3 mo. USD SOFR + 1.800%, 7.130%, 1/20/2037(a)(c)	2,964,949
7,000,000	Generate CLO 7 Ltd., Series 7A, Class A1R, 3 mo. USD SOFR + 1.620%, 6.919%, 4/22/2037(a)(c)	7,006,447
500,000	Generate CLO 9 Ltd., Series 9A, Class A, 3 mo. USD SOFR + 1.462%, 6.779%, 10/20/2034(a)(c)	500,217
1,875,000	GoldenTree Loan Management U.S. CLO 2 Ltd., Series 2017-2A, Class BR, 3 mo. USD SOFR + 1.662%, 6.979%, 11/20/2030(a)(c)	1,875,174
1,000,000	GoldenTree Loan Management U.S. CLO 2 Ltd., Series 2017-2A, Class C, 3 mo. USD SOFR + 2.062%, 7.379%, 11/28/2030(a)(c)	1,000,079
1,875,000	GoldenTree Loan Opportunities XI Ltd., Series 2015-11A, Class BR2, 3 mo. USD SOFR + 1.612%, 6.910%, 1/18/2031(a)(c)	1,868,664
6,030,000	Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class B, 3 mo. USD SOFR + 2.100%, 7.396%, 4/25/2037(a)(c)	6,032,056
1,518,000	Greywolf CLO VI Ltd., Series 2018-1A, Class A2, 3 mo. USD SOFR + 1.890%, 7.214%, 4/26/2031(a)(c)	1,519,820
1,750,000	HalseyPoint CLO 3 Ltd., Series 2020-3A, Class A1A, 3 mo. USD SOFR + 1.712%, 7.029%, 11/30/2032(a)(c)	1,750,101
2,575,000	Hayfin U.S. XII Ltd., Series 2018-9A, Class BR, 3 mo. USD SOFR + 2.062%, 7.381%, 4/28/2031(a)(c)	2,582,668
5,000,000	Invesco U.S. CLO Ltd., Series 2023-2A, Class D, 3 mo. USD SOFR + 4.950%, 10.268%, 4/21/2036(a)(c)	5,052,935
1,610,000	KKR CLO 22 Ltd., Series 22A, Class B, 3 mo. USD SOFR + 1.862%, 7.179%, 7/20/2031(a)(c)	1,610,753
1,190,000	Long Point Park CLO Ltd., Series 2017-1A, Class A2, 3 mo. USD SOFR + 1.637%, 6.953%, 1/17/2030(a)(c)	1,188,862
3,000,000	Madison Park Funding LXVII Ltd., Series 2024-67A, Class B, 3 mo. USD SOFR + 2.050%, 7.027%, 4/25/2037(a)(c)	3,001,545
680,000	Madison Park Funding XXII Ltd., Series 2016-22A, Class BR, 3 mo. USD SOFR + 1.862%, 7.176%, 1/15/2033(a)(c)	678,916
475,000	Madison Park Funding XXXV Ltd., Series 2019-35A, Class CR, 3 mo. USD SOFR + 2.162%, 7.479%, 4/20/2032(a)(c)	475,000
835,000	Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class B, 3 mo. USD SOFR + 1.912%, 7.228%, 7/17/2034(a)(c)	835,117
See accompanying notes to financial statements.
| 18

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

$649,288	Magnetite XVIII Ltd., Series 2016-18A, Class AR2, 3 mo. USD SOFR + 1.142%, 6.449%, 11/15/2028(a)(c)	$649,256
1,250,000	Magnetite XXI Ltd., Series 2019-21A, Class BR, 3 mo. USD SOFR + 1.612%, 6.929%, 4/20/2034(a)(c)	1,248,256
3,595,000	Milos CLO Ltd., Series 2017-1A, Class BR, 3 mo. USD SOFR + 1.812%, 7.129%, 10/20/2030(a)(c)	3,594,975
465,000	MP CLO VIII Ltd., Series 2015-2A, Class ARR, 3 mo. USD SOFR + 1.462%, 6.781%, 4/28/2034(a)(c)	463,854
3,990,000	Nassau Ltd., Series 2022-1A, Class CR, 3 mo. USD SOFR + 2.700%, 8.024%, 1/15/2031(a)(c)	3,989,693
1,345,000	Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class BR2, 3 mo. USD SOFR + 1.762%, 7.081%, 1/28/2030(a)(c)	1,344,609
650,000	Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class CR2, 3 mo. USD SOFR + 2.162%, 7.481%, 1/28/2030(a)(c)	646,690
3,410,000	Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class B, 3 mo. USD SOFR + 1.662%, 6.976%, 4/16/2033(a)(c)	3,398,177
2,745,000	NYACK Park CLO Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.062%, 8.379%, 10/20/2034(a)(c)	2,744,816
3,230,000	Octagon Investment Partners 31 Ltd., Series 2017-1A, Class B1RR, 3 mo. USD SOFR + 1.500%, 6.819%, 7/20/2030(a)(c)	3,230,136
4,385,000	Octagon Investment Partners 32 Ltd., Series 2017-1A, Class CR, 3 mo. USD SOFR + 2.312%, 7.626%, 7/15/2029(a)(c)	4,384,816
7,000,000	Octagon Investment Partners 49 Ltd., Series 2020-5A, Class CR, 3 mo. USD SOFR + 2.400%, 7.691%, 4/15/2037(a)(c)	6,997,550
4,000,000	OHA Credit Funding 10 Ltd., Series 2021-10A, Class A, 3 mo. USD SOFR + 1.392%, 6.690%, 1/18/2036(a)(c)	4,001,684
4,375,000	OHA Credit Funding 12 Ltd., Series 2022-12A, Class CR2, 3 mo. USD SOFR + 2.400%, 7.229%, 4/23/2037(a)(c)	4,375,000
1,000,000	OHA Credit Funding 16 Ltd., Series 2023-16A, Class B, 3 mo. USD SOFR + 2.250%, 7.606%, 10/20/2036(a)(c)	1,008,202
4,355,000	OHA Credit Funding 17 Ltd., Series 2024-17A, Class B1, 3 mo. USD SOFR + 1.900%, 7.213%, 4/20/2037(a)(c)	4,350,845
1,750,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class BR, 3 mo. USD SOFR + 1.912%, 7.229%, 7/02/2035(a)(c)	1,751,799
8,880,000	OHA Credit Funding 8 Ltd., Series 2021-8A, Class B1, 3 mo. USD SOFR + 1.762%, 7.060%, 1/18/2034(a)(c)	8,877,780
1,280,000	OHA Credit Partners XI Ltd., Series 2015-11A, Class BR, 3 mo. USD SOFR + 1.912%, 7.229%, 1/20/2032(a)(c)	1,280,114
6,005,000	OHA Credit Partners XV Ltd., Series 2017-15A, Class CR, 3 mo. USD SOFR + 2.350%, 7.676%, 4/20/2037(a)(c)	6,008,063
470,000	OZLM Funding IV Ltd., Series 2013-4A, Class A2R, 3 mo. USD SOFR + 1.962%, 7.279%, 10/22/2030(a)(c)	469,371
Principal Amount (‡)	Description	Value (†)

$260,000	Palmer Square CLO Ltd., Series 2015-2A, Class BR2, 3 mo. USD SOFR + 2.212%, 7.529%, 7/20/2030(a)(c)	$259,661
250,000	Palmer Square CLO Ltd., Series 2019-1A, Class A2R, 3 mo. USD SOFR + 1.962%, 7.268%, 11/14/2034(a)(c)	250,474
4,445,000	Palmer Square CLO Ltd., Series 2024-1A, Class B, 3 mo. USD SOFR + 2.000%, 7.305%, 4/15/2037(a)(c)	4,445,876
1,250,000	Palmer Square Loan Funding Ltd., Series 2021-1A, Class B, 3 mo. USD SOFR + 2.062%, 7.379%, 4/20/2029(a)(c)	1,250,975
3,500,000	Palmer Square Loan Funding Ltd., Series 2021-3A, Class A2, 3 mo. USD SOFR + 1.662%, 6.979%, 7/20/2029(a)(c)	3,500,766
1,500,000	Palmer Square Loan Funding Ltd., Series 2021-4A, Class A2, 3 mo. USD SOFR + 1.662%, 6.976%, 10/15/2029(a)(c)	1,500,984
1,000,000	Palmer Square Loan Funding Ltd., Series 2022-2A, Class A2, 3 mo. USD SOFR + 1.900%, 7.214%, 10/15/2030(a)(c)	1,000,494
1,585,000	Palmer Square Loan Funding Ltd., Series 2022-4A, Class A2, 3 mo. USD SOFR + 2.300%, 7.619%, 7/24/2031(a)(c)	1,585,057
3,510,000	Peebles Park CLO Ltd., Series 2024-1A, Class B1, 3 mo. USD SOFR + 2.000%, 7.304%, 4/21/2037(a)(c)	3,510,590
2,320,000	Point Au Roche Park CLO Ltd., Series 2021-1A, Class B1, 3 mo. USD SOFR + 1.862%, 7.179%, 7/20/2034(a)(c)	2,320,274
1,450,000	Post CLO Ltd., Series 2021-1A, Class A, 3 mo. USD SOFR + 1.462%, 6.776%, 10/15/2034(a)(c)	1,450,682
5,670,000	Post CLO Ltd., Series 2021-1A, Class B, 3 mo. USD SOFR + 2.012%, 7.326%, 10/15/2034(a)(c)	5,670,272
1,245,000	Post CLO Ltd., Series 2022-1A, Class B, 3 mo. USD SOFR + 1.900%, 7.218%, 4/20/2035(a)(c)	1,241,520
5,385,000	Post CLO Ltd., Series 2024-1A, Class B, 3 mo. USD SOFR + 2.100%, 7.372%, 4/20/2037(a)(c)	5,383,110
3,730,000	PPM CLO 5 Ltd., Series 2021-5A, Class B, 3 mo. USD SOFR + 1.962%, 7.260%, 10/18/2034(a)(c)	3,711,569
1,460,000	Recette CLO Ltd., Series 2015-1A, Class BRR, 3 mo. USD SOFR + 1.662%, 6.979%, 4/20/2034(a)(c)	1,446,606
2,555,000	Reese Park CLO Ltd., Series 2020-1A, Class BR, 3 mo. USD SOFR + 1.912%, 7.226%, 10/15/2034(a)(c)	2,555,335
750,000	Regatta IX Funding Ltd., Series 2017-1A, Class B, 3 mo. USD SOFR + 2.062%, 7.378%, 4/17/2030(a)(c)	753,043
3,250,000	Riserva CLO Ltd., Series 2016-3A, Class DRR, 3 mo. USD SOFR + 3.512%, 8.810%, 1/18/2034(a)(c)	3,236,931
1,495,000	Rockford Tower CLO Ltd., Series 2017-1A, Class BR2A, 3 mo. USD SOFR + 1.912%, 7.229%, 4/20/2034(a)(c)	1,485,123
2,765,000	Rockford Tower CLO Ltd., Series 2021-2A, Class B, 3 mo. USD SOFR + 2.012%, 7.329%, 7/20/2034(a)(c)	2,764,873
2,605,000	Rockland Park CLO Ltd., Series 2021-1A, Class B, 3 mo. USD SOFR + 1.912%, 7.229%, 4/20/2034(a)(c)	2,605,487
2,750,000	RR 26 Ltd., Series 2023-26A, Class A1, 3 mo. USD SOFR + 1.780%, 7.094%, 4/15/2038(a)(c)	2,769,351
See accompanying notes to financial statements.
19 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

$7,045,000	RR 28 Ltd., Series 2024-28RA, Class A2R, 3 mo. USD SOFR + 2.050%, 7.341%, 4/15/2037(a)(c)	$7,044,704
3,000,000	Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR3, 3 mo. USD SOFR + 1.422%, 6.738%, 4/17/2034(a)(c)	2,999,865
1,000,000	Signal Peak CLO 12 Ltd., Series 2022-12A, Class B1, 3 mo. USD SOFR + 2.600%, 7.898%, 7/18/2034(a)(c)	1,002,708
7,000,000	Silver Point CLO 4 Ltd., Series 2024-4A, Class A1, 3 mo. USD SOFR + 1.630%, 6.887%, 4/15/2037(a)(c)	7,003,598
5,410,000	Sixth Street CLO XXIV Ltd., Series 2024-24A, Class A, 3 mo. USD SOFR + 1.520%, 8.579%, 4/23/2037(a)(c)	5,413,673
2,060,000	Sycamore Tree CLO Ltd., Series 2023-2A, Class CR, 3 mo. USD SOFR + 2.750%, 8.073%, 1/20/2037(a)(c)	2,066,950
3,500,000	TICP CLO V Ltd., Series 2016-5A, Class CR, 3 mo. USD SOFR + 2.462%, 7.778%, 7/17/2031(a)(c)	3,499,772
1,880,000	TICP CLO XII Ltd., Series 2018-12A, Class BR, 3 mo. USD SOFR + 1.912%, 7.226%, 7/15/2034(a)(c)	1,880,218
5,000,000	Trestles CLO IV Ltd., Series 2021-4A, Class A, 3 mo. USD SOFR + 1.432%, 6.749%, 7/21/2034(a)(c)	5,000,520
1,000,000	Trinitas CLO XVI Ltd., Series 2021-16A, Class A1, 3 mo. USD SOFR + 1.442%, 6.759%, 7/20/2034(a)(c)	998,995
500,000	Trinitas CLO XVIII Ltd., Series 2021-18A, Class A1, 3 mo. USD SOFR + 1.432%, 6.749%, 1/20/2035(a)(c)	499,451
1,000,000	Verde CLO Ltd., Series 2019-1A, Class AR, 3 mo. USD SOFR + 1.362%, 6.676%, 4/15/2032(a)(c)	1,000,340
3,250,000	Wellfleet CLO X Ltd., Series 2019-XA, Class BR, 3 mo. USD SOFR + 2.462%, 7.779%, 7/20/2032(a)(c)	3,195,514
2,280,000	Wellington Management CLO 1 Ltd., Series 2023-1A, Class C, 3 mo. USD SOFR + 3.100%, 8.418%, 10/20/2036(a)(c)	2,280,401
3,500,000	Wellington Management CLO 2 Ltd., Series 2024-2A, Class B, 3 mo. USD SOFR + 2.000%, 7.314%, 4/20/2037(a)(c)	3,500,588
250,000	Wind River CLO Ltd., Series 2021-3A, Class A, 3 mo. USD SOFR + 1.412%, 6.729%, 7/20/2033(a)(c)	250,042
	Total Collateralized Loan Obligations (Identified Cost $347,266,874)	350,480,609

Short-Term Investments — 10.9%
301,324,990	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2024 at 3.500% to be repurchased at $301,442,172 on 4/01/2024 collateralized by $309,034,000 U.S. Treasury Note, 3.625% due 5/15/2026 valued at $307,351,532 including accrued interest (Note 2 of Notes to Financial Statements)	301,324,990
12,130,000	Federal Home Loan Bank Discount Notes, 5.170%, 4/04/2024(h)	12,117,782
85,305,000	Federal Home Loan Bank Discount Notes, 5.180%, 4/08/2024(h)	85,169,981
Principal Amount (‡)	Description	Value (†)

$60,345,000	Federal Home Loan Bank Discount Notes, 5.180%, 4/10/2024(h)	$60,188,707
58,815,000	Federal Home Loan Bank Discount Notes, 5.180%, 4/15/2024(h)	58,662,669
133,260,000	Federal National Mortgage Association Discount Notes, 5.230%, 4/01/2024(h)	133,183,301
20,000,000	U.S. Treasury Bills, 5.021%–5.025%, 7/18/2024(h)(i)(j)	19,690,220
73,255,000	U.S. Treasury Bills, 5.133%–5.148%, 5/30/2024(h)(j)	72,623,201
29,620,000	U.S. Treasury Bills, 5.141%–5.157%, 7/11/2024(h)(j)	29,192,448
27,485,000	U.S. Treasury Bills, 5.193%–5.206%, 4/16/2024(h)(j)	27,424,653
	Total Short-Term Investments (Identified Cost $799,846,911)	799,577,952
	Total Investments — 104.3% (Identified Cost $8,176,602,656)	7,670,422,156
	Other assets less liabilities — (4.3)%	(314,396,235)
	Net Assets — 100.0%	$7,356,025,921

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration,
normally to qualified institutional buyers. At March 31, 2024, the value of Rule 144A holdings amounted to $1,666,400,852 or
22.7% of net assets.

(b)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(c)
Variable rate security. Rate as of March 31, 2024 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the
Portfolio of Investments and show a weighted average rate.
Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These
securities may not indicate a reference rate and/or spread in their description.

(d)
The Fund’s investment in mortgage related securities of Federal
Home Loan Mortgage Corporation, Federal National Mortgage
Association and Government National Mortgage Association
are interests in separate pools of mortgages. All separate
investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of
presentation in the Portfolio of Investments.

(e)	When-issued/delayed delivery.
(f)	Amount shown represents units. One unit represents a principal amount of 1,000.
(g)	Amount shown represents units. One unit represents a principal amount of 100.
(h)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(i)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
See accompanying notes to financial statements.
| 20

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
(j)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced

BRL	Brazilian Real
MXN	Mexican Peso
UYU	Uruguayan Peso
At March 31, 2024, open long futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	6/18/2024	2,751	$302,830,396	$304,802,203	$1,971,807
CBOT 2 Year U.S. Treasury Notes Futures	6/28/2024	2,405	491,881,698	491,784,924	(96,774)
CME Ultra Long Term U.S. Treasury Bond Futures	6/18/2024	365	45,961,954	47,085,000	1,123,046
Ultra 10-Year U.S. Treasury Notes Futures	6/18/2024	2,204	250,473,362	252,599,063	2,125,701
Total					$5,123,780
Industry Summary at March 31, 2024 (Unaudited)
Treasuries	30.3%
Mortgage Related	24.9
Banking	6.9
ABS Car Loan	2.1
Finance Companies	2.0
Other Investments, less than 2% each	22.4
Collateralized Loan Obligations	4.8
Short-Term Investments	10.9
Total Investments	104.3
Other assets less liabilities (including futures contracts)	(4.3)
Net Assets	100.0%
See accompanying notes to financial statements.
21 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Global Allocation Fund

Shares	Description	Value (†)
Common Stocks — 67.4% of Net Assets
	France — 2.4%
62,281	LVMH Moet Hennessy Louis Vuitton SE	$56,040,197
134,558	Vinci SA	17,267,636
		73,307,833
	Japan — 1.6%
1,778,761	Nomura Research Institute Ltd.	50,247,739
	Netherlands — 2.3%
73,802	ASML Holding NV	71,548,160
	Sweden — 2.5%
4,418,011	Atlas Copco AB, Class A	74,613,804
	Taiwan — 1.9%
2,391,000	Taiwan Semiconductor Manufacturing Co. Ltd.	57,279,273
	United Kingdom — 2.0%
864,177	Halma PLC	25,804,635
285,274	London Stock Exchange Group PLC	34,134,187
		59,938,822
	United States — 54.7%
160,513	Accenture PLC, Class A	55,635,411
58,932	Adobe, Inc.(a)	29,737,087
435,395	Airbnb, Inc., Class A(a)	71,822,759
577,687	Alphabet, Inc., Class A(a)	87,190,299
582,764	Amazon.com, Inc.(a)	105,118,970
66,683	BlackRock, Inc.	55,593,617
81,151	Costco Wholesale Corp.	59,453,657
156,605	Cummins, Inc.	46,143,663
223,241	Danaher Corp.	55,747,742
177,123	Diamondback Energy, Inc.	35,100,465
84,540	Goldman Sachs Group, Inc.	35,311,513
177,436	Home Depot, Inc.	68,064,450
191,696	IQVIA Holdings, Inc.(a)	48,478,001
263,570	JPMorgan Chase & Co.	52,793,071
185,732	Linde PLC	86,239,082
176,947	Mastercard, Inc., Class A	85,212,367
47,221	Mettler-Toledo International, Inc.(a)	62,864,845
461,618	NIKE, Inc., Class B	43,382,860
88,050	NVIDIA Corp.	79,558,458
58,427	O'Reilly Automotive, Inc.(a)	65,957,072
101,087	Parker-Hannifin Corp.	56,183,144
106,062	Roper Technologies, Inc.	59,483,812
224,957	S&P Global, Inc.	95,707,956
225,590	Salesforce, Inc.	67,943,196
138,234	Schneider Electric SE	31,251,443
154,333	Texas Instruments, Inc.	26,886,352
81,635	Trane Technologies PLC	24,506,827
128,323	UnitedHealth Group, Inc.	63,481,388
71,766	Veralto Corp.	6,362,774
		1,661,212,281
	Total Common Stocks (Identified Cost $1,475,366,831)	2,048,147,912

Principal Amount (‡)
Bonds and Notes — 28.7%

Non-Convertible Bonds — 26.9%
Australia — 1.4%
$2,990,000	AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028	2,691,638
Principal Amount (‡)	Description	Value (†)

	Australia — continued
5,325,000	Australia Government Bonds, Series 164, 0.500%, 9/21/2026, (AUD)	$3,216,919
5,540,000	Australia Government Bonds, Series 166, 3.000%, 11/21/2033, (AUD)	3,332,138
670,000	GAIF Bond Issuer Pty. Ltd., 3.400%, 9/30/2026(b)	638,392
16,470,000	Glencore Funding LLC, 6.500%, 10/06/2033(b)	17,617,048
5,000,000	Macquarie Group Ltd., (fixed rate to 1/14/2032, variable rate thereafter), 2.871%, 1/14/2033(b)	4,158,591
4,000,000	Macquarie Group Ltd., (fixed rate to 9/23/2026, variable rate thereafter), 1.629%, 9/23/2027(b)	3,629,369
11,610,000	New South Wales Treasury Corp., 2.000%, 3/08/2033, (AUD)	6,169,324
95,000	Sydney Airport Finance Co. Pty. Ltd., 3.375%, 4/30/2025(b)	92,691
		41,546,110
	Belgium — 0.1%
2,745,000	Anheuser-Busch InBev SA, EMTN, 2.000%, 1/23/2035, (EUR)	2,596,309
	Brazil — 0.8%
1,035,000	Braskem Netherlands Finance BV, 4.500%, 1/10/2028	929,211
1,785,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030	1,534,876
2,600,000	Brazil Government International Bonds, 6.000%, 10/20/2033	2,573,691
25,149 (c)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2035, (BRL)	4,701,141
53,329 (c)	Brazil Notas do Tesouro Nacional, Series NTNF, 10.000%, 1/01/2031, (BRL)	10,214,650
650,000	Centrais Eletricas Brasileiras SA, 4.625%, 2/04/2030(b)	594,945
835,000	Embraer Netherlands Finance BV, 7.000%, 7/28/2030(b)	874,372
575,000	Raizen Fuels Finance SA, 5.300%, 1/20/2027(b)	571,403
2,515,000	Suzano Austria GmbH, 2.500%, 9/15/2028	2,219,701
1,185,000	Suzano Austria GmbH, 3.125%, 1/15/2032	984,420
550,000	Suzano Austria GmbH, 3.750%, 1/15/2031	486,193
		25,684,603
	Canada — 1.3%
1,235,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(b)	1,100,387
315,977	Air Canada Pass-Through Trust, Series 2015-2, Class A, 4.125%, 6/15/2029(b)	293,098
642,968	Air Canada Pass-Through Trust, Series 2017-1, Class AA, 3.300%, 7/15/2031(b)	579,931
505,000	Antares Holdings LP, 3.750%, 7/15/2027(b)	460,807
1,210,000	Antares Holdings LP, 3.950%, 7/15/2026(b)	1,136,154
305,000	Antares Holdings LP, 7.950%, 8/11/2028(b)	316,946
2,835,000	Bell Telephone Co. of Canada or Bell Canada, MTN, 3.600%, 9/29/2027, (CAD)	2,025,783
1,735,000	Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.340%, 1/30/2032	1,410,054
1,015,000	Brookfield Finance, Inc., 3.900%, 1/25/2028	977,332
2,715,000	Brookfield Renewable Partners ULC, MTN, 4.250%, 1/15/2029, (CAD)	1,961,783
7,275,000	Canada Government Bonds, 0.500%, 9/01/2025, (CAD)	5,094,353
See accompanying notes to financial statements.
| 22

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Canada — continued
800,000	CPPIB Capital, Inc., 0.375%, 6/20/2024, (EUR)(b)	$856,693
4,695,000	Enbridge Gas, Inc., MTN, 2.900%, 4/01/2030, (CAD)	3,198,305
4,770,000	Enbridge, Inc., MTN, 2.990%, 10/03/2029, (CAD)	3,241,684
2,965,000	Federation des Caisses Desjardins du Quebec, (fixed rate to 5/26/2025, variable rate thereafter), 2.856%, 5/26/2030, (CAD)	2,130,847
4,670,000	Ontario Power Generation, Inc., MTN, 2.977%, 9/13/2029, (CAD)	3,221,957
2,350,000	Province of Quebec, 4.500%, 9/08/2033	2,325,544
2,960,000	Rogers Communications, Inc., 3.300%, 12/10/2029, (CAD)	2,028,722
2,735,000	Toronto-Dominion Bank, 1.950%, 1/12/2027	2,528,153
1,675,000	Toronto-Dominion Bank, MTN, 1.150%, 6/12/2025	1,595,465
1,580,000	Videotron Ltd., 5.125%, 4/15/2027(b)	1,546,512
		38,030,510
	Chile — 0.6%
575,000	Antofagasta PLC, 2.375%, 10/14/2030	479,985
975,000	Antofagasta PLC, 5.625%, 5/13/2032	977,845
2,525,000	Banco Santander Chile, 3.177%, 10/26/2031(b)	2,203,012
950,000	Celulosa Arauco y Constitucion SA, 4.500%, 8/01/2024	945,057
1,005,000	Chile Government International Bonds, 2.550%, 1/27/2032	848,099
2,580,000	Colbun SA, 3.150%, 3/06/2030	2,267,484
1,960,000	Corp. Nacional del Cobre de Chile, 3.000%, 9/30/2029(b)	1,740,137
275,000	Corp. Nacional del Cobre de Chile, 6.300%, 9/08/2053(b)	274,282
595,000	Empresa Nacional de Telecomunicaciones SA, 3.050%, 9/14/2032(b)	473,861
1,980,000	Empresa Nacional del Petroleo, 3.450%, 9/16/2031(b)	1,689,593
525,000	Enel Chile SA, 4.875%, 6/12/2028	512,010
2,690,000	Engie Energia Chile SA, 3.400%, 1/28/2030	2,327,280
870,000	Sociedad Quimica y Minera de Chile SA, 6.500%, 11/07/2033(b)	909,185
1,120,000	Transelec SA, 4.250%, 1/14/2025(b)	1,105,446
		16,753,276
	China — 0.0%
625,000	Tencent Holdings Ltd., 2.880%, 4/22/2031(b)	544,102
	Colombia — 0.5%
1,395,000	Colombia Government International Bonds, 3.125%, 4/15/2031	1,113,101
575,000	Colombia Government International Bonds, 3.875%, 4/25/2027	540,216
1,280,000	Colombia Government International Bonds, 7.500%, 2/02/2034	1,307,395
7,073,300,000	Colombia TES, Series B, 6.250%, 11/26/2025, (COP)	1,778,500
29,559,900,000	Colombia TES, Series B, 7.500%, 8/26/2026, (COP)	7,380,036
2,536,000	Ecopetrol SA, 5.875%, 5/28/2045	1,893,838
1,300,000	Empresas Publicas de Medellin ESP, 4.250%, 7/18/2029(b)	1,126,136
		15,139,222
Principal Amount (‡)	Description	Value (†)

	Czech — 0.0%
1,525,000	CEZ AS, EMTN, 0.875%, 12/02/2026, (EUR)	$1,517,782
	Czech Republic — 0.0%
1,120,000	CEZ AS, EMTN, 3.000%, 6/05/2028, (EUR)	1,170,339
	Denmark — 0.2%
2,135,000	Danske Bank AS, EMTN, (fixed rate to 6/21/2029, variable rate thereafter), 4.750%, 6/21/2030, (EUR)	2,411,362
2,055,000	Orsted AS, EMTN, 2.125%, 5/17/2027, (GBP)	2,378,844
		4,790,206
	Dominican Republic — 0.2%
2,160,000	Dominican Republic International Bonds, 4.500%, 1/30/2030(b)	1,965,443
1,155,000	Dominican Republic International Bonds, 4.875%, 9/23/2032(b)	1,034,044
590,000	Dominican Republic International Bonds, 5.950%, 1/25/2027(b)	588,206
995,000	Dominican Republic International Bonds, 6.000%, 7/19/2028(b)	989,140
425,000	Dominican Republic International Bonds, 8.625%, 4/20/2027(b)	441,682
		5,018,515
	Ecuador — 0.1%
4,275,000	Ecuador Government International Bonds, 6.000%, 7/31/2030	2,893,695
	France — 0.2%
205,000	BNP Paribas SA, 4.375%, 5/12/2026(b)	199,469
1,190,000	BNP Paribas SA, (fixed rate to 1/09/2029, variable rate thereafter), 5.176%, 1/09/2030(b)	1,190,085
890,000	BNP Paribas SA, (fixed rate to 6/09/2025, variable rate thereafter), 2.219%, 6/09/2026(b)	855,738
1,410,000	Electricite de France SA, 4.875%, 9/21/2038(b)	1,260,490
1,400,000	Engie SA, 1.250%, 10/24/2041, (EUR)	999,168
1,015,000	Societe Generale SA, 4.750%, 11/24/2025(b)	995,353
1,485,000	Societe Generale SA, (fixed rate to 1/19/2034, variable rate thereafter), 6.066%, 1/19/2035(b)	1,493,843
		6,994,146
	Germany — 0.3%
1,635,000	Deutsche Bank AG, (fixed rate to 1/07/2027, variable rate thereafter), 2.552%, 1/07/2028	1,501,224
870,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	718,626
2,255,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	1,899,242
3,220,000	Fraport AG Frankfurt Airport Services Worldwide, 1.875%, 3/31/2028, (EUR)	3,234,114
1,450,000	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/2026(b)	1,362,635
250,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(b)	259,418
265,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(b)	279,257
		9,254,516
	Guatemala — 0.0%
1,050,000	CT Trust, 5.125%, 2/03/2032(b)	930,268
	India — 0.3%
2,940,000	Bharti Airtel Ltd., 3.250%, 6/03/2031	2,583,519
2,790,000	Export-Import Bank of India, 2.250%, 1/13/2031(b)	2,305,902
See accompanying notes to financial statements.
23 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	India — continued
$1,250,000	Power Finance Corp. Ltd., 3.950%, 4/23/2030(b)	$1,143,975
2,400,000	Shriram Finance Ltd., 4.150%, 7/18/2025(b)	2,324,160
		8,357,556
	Indonesia — 0.2%
50,092,000,000	Indonesia Treasury Bonds, Series FR75, 7.500%, 5/15/2038, (IDR)	3,338,993
43,840,000,000	Indonesia Treasury Bonds, Series FR82, 7.000%, 9/15/2030, (IDR)	2,818,313
		6,157,306
	Ireland — 0.3%
3,245,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	2,783,095
2,325,000	AIB Group PLC, (fixed rate to 9/13/2028, variable rate thereafter), 6.608%, 9/13/2029(b)	2,423,730
3,710,000	Ireland Government Bonds, Zero Coupon, 0.029%, 10/18/2031, (EUR)(d)	3,299,484
		8,506,309
	Israel — 1.1%
1,405,000	Israel Electric Corp. Ltd., GMTN, 3.750%, 2/22/2032	1,185,528
320,000	Leviathan Bond Ltd., 6.500%, 6/30/2027	309,241
345,000	Leviathan Bond Ltd., 6.750%, 6/30/2030	319,219
2,750,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	2,675,864
4,570,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	4,272,453
17,791,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	12,265,162
2,700,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	2,613,802
510,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	490,101
4,415,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	4,739,101
3,170,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	3,476,853
		32,347,324
	Italy — 0.6%
200,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026(b)	198,261
2,225,000	Intesa Sanpaolo SpA, 6.625%, 6/20/2033(b)	2,308,701
3,305,000	Italy Buoni Poliennali Del Tesoro, Series 10Y, 2.000%, 2/01/2028, (EUR)	3,424,686
6,965,000	Italy Buoni Poliennali Del Tesoro, Series 11Y, 1.350%, 4/01/2030, (EUR)	6,737,673
2,370,000	Italy Buoni Poliennali Del Tesoro, Series 7Y, 2.500%, 11/15/2025, (EUR)	2,526,448
830,000	UniCredit SpA, (fixed rate to 4/02/2029, variable rate thereafter), 7.296%, 4/02/2034(b)	853,019
1,460,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032(b)	1,426,084
200,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(b)	187,811
545,000	UniCredit SpA, EMTN, (fixed rate to 7/22/2026, variable rate thereafter), 2.200%, 7/22/2027, (EUR)	565,976
		18,228,659
Principal Amount (‡)	Description	Value (†)

	Japan — 0.8%
1,058,370,600 (e)	Japan Government CPI-Linked Bonds, Series 23, 0.100%, 3/10/2028, (JPY)	$7,341,076
693,300,000	Japan Government Ten Year Bonds, Series 371, 0.400%, 6/20/2033, (JPY)	4,478,604
2,375,000	Mitsubishi UFJ Financial Group, Inc., (fixed rate to 1/19/2027, variable rate thereafter), 2.341%, 1/19/2028	2,202,644
2,020,000	Mizuho Financial Group, Inc., 2.564%, 9/13/2031	1,653,590
2,000,000	Nomura Holdings, Inc., 1.851%, 7/16/2025	1,905,139
2,385,000	Nomura Holdings, Inc., 2.710%, 1/22/2029	2,118,944
1,200,000	Sumitomo Mitsui Financial Group, Inc., 5.766%, 1/13/2033	1,250,365
1,780,000	Toyota Motor Corp., 5.123%, 7/13/2033	1,878,232
		22,828,594
	Korea — 0.8%
1,060,000	Kia Corp., 2.750%, 2/14/2027(b)	988,047
1,515,000	Korea East-West Power Co. Ltd., 1.750%, 5/06/2025(b)	1,456,425
2,400,000	Korea National Oil Corp., 2.125%, 4/18/2027(b)	2,200,235
4,500,000,000	Korea Treasury Bonds, Series 2509, 1.125%, 9/10/2025, (KRW)	3,237,101
4,450,000,000	Korea Treasury Bonds, Series 2809, 3.500%, 9/10/2028, (KRW)	3,326,059
13,130,550,000	Korea Treasury Bonds, Series 3012, 1.500%, 12/10/2030, (KRW)	8,674,473
770,000	Shinhan Bank Co. Ltd., 3.875%, 3/24/2026(b)	744,718
2,765,000	SK Hynix, Inc., 2.375%, 1/19/2031(b)	2,273,162
200,000	SK Hynix, Inc., 6.375%, 1/17/2028(b)	205,792
140,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027(b)	145,816
		23,251,828
	Luxembourg — 0.2%
920,000	ArcelorMittal SA, 6.750%, 3/01/2041	953,755
1,905,000	Blackstone Property Partners Europe Holdings SARL, EMTN, 1.625%, 4/20/2030, (EUR)	1,710,345
280,000	Logicor Financing SARL, EMTN, 0.875%, 1/14/2031, (EUR)	240,059
1,490,000	Logicor Financing SARL, EMTN, 1.625%, 1/17/2030, (EUR)	1,388,932
955,000	Logicor Financing SARL, EMTN, 2.000%, 1/17/2034, (EUR)	806,263
		5,099,354
	Mexico — 1.6%
620,000	Alfa SAB de CV, 6.875%, 3/25/2044	622,972
770,000	America Movil SAB de CV, 2.125%, 3/10/2028, (EUR)	790,049
860,000	America Movil SAB de CV, 2.875%, 5/07/2030	760,461
730,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.375%, 4/17/2025(b)	727,199
1,950,000	Cemex SAB de CV, 3.875%, 7/11/2031(b)	1,727,718
1,990,000	Cemex SAB de CV, 5.200%, 9/17/2030(b)	1,923,539
855,000	Cemex SAB de CV, 5.450%, 11/19/2029	842,098
810,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(b)(f)	782,819
1,775,000	Coca-Cola Femsa SAB de CV, 2.750%, 1/22/2030	1,576,175
10,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	378,965
See accompanying notes to financial statements.
| 24

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Mexico — continued
$1,515,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031	$1,283,023
840,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031(b)	711,379
1,707,184 (g)	Mexico Bonos, Series M, 5.750%, 3/05/2026, (MXN)	9,496,952
724,558 (g)	Mexico Bonos, Series M 20, 7.500%, 6/03/2027, (MXN)	4,118,717
1,402,466 (g)	Mexico Bonos, Series M 20, 8.500%, 5/31/2029, (MXN)	8,180,862
637,836 (g)	Mexico Bonos, Series M 30, 8.500%, 11/18/2038, (MXN)	3,564,200
2,665,000	Mexico Government International Bonds, 3.250%, 4/16/2030	2,372,043
1,880,000	Mexico Government International Bonds, 3.500%, 2/12/2034	1,563,627
196,000	Mexico Government International Bonds, 4.000%, 3/15/2115, (EUR)	166,294
810,000	Mexico Government International Bonds, 4.875%, 5/19/2033	766,969
750,000	Mexico Government International Bonds, 6.000%, 5/07/2036	751,542
350,000	Mexico Government International Bonds, 6.338%, 5/04/2053	345,309
1,850,000	Orbia Advance Corp. SAB de CV, 1.875%, 5/11/2026(b)	1,694,100
1,240,000	Orbia Advance Corp. SAB de CV, 4.000%, 10/04/2027	1,175,205
835,000	Sigma Alimentos SA de CV, 4.125%, 5/02/2026	808,065
2,090,000	Sigma Finance Netherlands BV, 4.875%, 3/27/2028	2,039,124
		49,169,406
	Netherlands — 0.1%
870,000	Cooperatieve Rabobank UA, 4.375%, 8/04/2025	855,010
1,725,000	ING Groep NV, (fixed rate to 7/01/2025, variable rate thereafter), 1.400%, 7/01/2026(b)	1,638,017
1,800,000	Netherlands Government Bonds, Zero Coupon, 2.523%, 1/15/2029, (EUR)(d)	1,725,016
		4,218,043
	New Zealand — 0.5%
4,200,000	Fonterra Co.-operative Group Ltd., MTN, 3.750%, 6/16/2026, (AUD)	2,692,270
700,000	Fonterra Co.-operative Group Ltd., MTN, 4.000%, 11/02/2027, (AUD)	445,696
3,575,000	New Zealand Government Bonds, Series 429, 3.000%, 4/20/2029, (NZD)	2,004,313
10,700,000	New Zealand Government Bonds, Series 524, 0.500%, 5/15/2024, (NZD)	6,356,265
6,310,000	New Zealand Government Bonds, Series 531, 1.500%, 5/15/2031, (NZD)	3,096,152
		14,594,696
	Norway — 0.6%
3,660,000	DNB Bank ASA, (fixed rate to 5/25/2026, variable rate thereafter), 1.535%, 5/25/2027(b)	3,370,182
2,790,000	Equinor ASA, 3.625%, 4/06/2040	2,324,534
16,500,000	Norway Government Bonds, Series 478, 1.500%, 2/19/2026, (NOK)	1,455,301
41,750,000	Norway Government Bonds, Series 479, 1.750%, 2/17/2027, (NOK)	3,646,419
Principal Amount (‡)	Description	Value (†)

	Norway — continued
36,610,000	Norway Government Bonds, Series 480, 2.000%, 4/26/2028, (NOK)	$3,172,878
46,500,000	Norway Government Bonds, Series 482, 1.375%, 8/19/2030, (NOK)	3,764,031
455,000	Var Energi ASA, 8.000%, 11/15/2032(b)	509,309
		18,242,654
	Paraguay — 0.1%
1,420,000	Paraguay Government International Bonds, 4.950%, 4/28/2031(b)	1,366,046
615,000	Paraguay Government International Bonds, 5.000%, 4/15/2026(b)	606,390
		1,972,436
	Peru — 0.1%
3,220,000	Corp. Financiera de Desarrollo SA, 2.400%, 9/28/2027(b)	2,874,816
1,050,000	Transportadora de Gas del Peru SA, 4.250%, 4/30/2028(b)	1,021,235
		3,896,051
	Poland — 0.3%
26,400,000	Republic of Poland Government Bonds, Series 1030, 1.250%, 10/25/2030, (PLN)	5,150,297
12,970,000	Republic of Poland Government Bonds, Series 725, 3.250%, 7/25/2025, (PLN)	3,168,443
		8,318,740
	Portugal — 0.1%
3,590,000	EDP Finance BV, 1.710%, 1/24/2028(b)	3,162,503
	Qatar — 0.1%
1,770,000	Ooredoo International Finance Ltd., 2.625%, 4/08/2031(b)	1,518,851
1,600,000	QatarEnergy, 2.250%, 7/12/2031(b)	1,339,216
		2,858,067
	Romania — 0.0%
1,100,000	Romania Government International Bonds, 2.000%, 4/14/2033, (EUR)(b)	909,374
	Singapore — 0.2%
10,055,000	Singapore Government Bonds, 2.125%, 6/01/2026, (SGD)	7,254,300
	South Africa — 0.5%
1,400,000	Anglo American Capital PLC, 2.625%, 9/10/2030(b)	1,191,792
1,400,000	Anglo American Capital PLC, 5.625%, 4/01/2030(b)	1,418,665
116,835,000	Republic of South Africa Government Bonds, Series 2035, 8.875%, 2/28/2035, (ZAR)	4,917,680
39,185,000	Republic of South Africa Government Bonds, Series R213, 7.000%, 2/28/2031, (ZAR)	1,666,087
7,585,000	Republic of South Africa Government International Bonds, 5.750%, 9/30/2049	5,492,511
		14,686,735
	Spain — 0.4%
800,000	Banco Santander SA, 6.938%, 11/07/2033	883,633
2,000,000	Banco Santander SA, (fixed rate to 9/14/2026, variable rate thereafter), 1.722%, 9/14/2027	1,824,211
1,260,000	CaixaBank SA, (fixed rate to 1/18/2028, variable rate thereafter), 6.208%, 1/18/2029(b)	1,285,478
1,000,000	CaixaBank SA, EMTN, (fixed rate to 11/23/2027, variable rate thereafter), 6.250%, 2/23/2033, (EUR)	1,141,643
See accompanying notes to financial statements.
25 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Spain — continued
3,700,000	Cellnex Telecom SA, EMTN, 1.750%, 10/23/2030, (EUR)	$3,551,735
700,000	Naturgy Finance BV, EMTN, 1.500%, 1/29/2028, (EUR)	704,903
2,525,000	Spain Government Bonds, 1.950%, 7/30/2030, (EUR)	2,581,648
		11,973,251
	Supranationals — 0.3%
10,030,000	International Bank for Reconstruction & Development, 1.200%, 7/22/2026, (CAD)	6,918,038
16,750,000	Nordic Investment Bank, EMTN, 1.500%, 3/13/2025, (NOK)	1,497,464
		8,415,502
	Sweden — 0.1%
1,200,000	Swedbank AB, 6.136%, 9/12/2026(b)	1,215,963
2,560,000	Sweden Government Bonds, Series 1058, 2.500%, 5/12/2025, (SEK)	237,326
38,000,000	Sweden Government Bonds, Series 1062, 0.125%, 5/12/2031, (SEK)	3,038,965
		4,492,254
	Switzerland — 0.2%
1,375,000	Novartis Capital Corp., 2.000%, 2/14/2027	1,280,719
325,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(b)	394,337
2,960,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032(b)	2,517,683
750,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(b)	790,223
340,000	Willow No. 2 Ireland PLC for Zurich Insurance Co. Ltd., EMTN, (fixed rate to 10/01/2025, variable rate thereafter), 4.250%, 10/01/2045	329,367
		5,312,329
	Taiwan — 0.1%
1,925,000	TSMC Arizona Corp., 2.500%, 10/25/2031	1,645,082
	Tanzania — 0.0%
985,000	HTA Group Ltd., 7.000%, 12/18/2025(b)	979,602
	Trinidad And Tobago — 0.0%
415,000	Trinidad Generation UnLtd, 5.250%, 11/04/2027(b)	405,145
	Turkey — 0.3%
1,010,000	Aydem Yenilenebilir Enerji AS, 7.750%, 2/02/2027(b)	971,513
1,120,000	TC Ziraat Bankasi AS, 5.375%, 3/02/2026(b)	1,089,200
1,685,000	Turk Telekomunikasyon AS, 6.875%, 2/28/2025	1,678,917
1,415,000	Turkcell Iletisim Hizmetleri AS, 5.800%, 4/11/2028	1,355,004
3,480,000	Turkiye Government International Bonds, 5.250%, 3/13/2030	3,140,700
680,000	Turkiye Government International Bonds, 7.625%, 4/26/2029	692,240
		8,927,574
	United Arab Emirates — 0.0%
1,295,000	Abu Dhabi Government International Bonds, 3.125%, 4/16/2030(b)	1,190,582
	United Kingdom — 0.4%
200,000	BAE Systems PLC, 5.250%, 3/26/2031(b)	200,966
Principal Amount (‡)	Description	Value (†)

	United Kingdom — continued
$1,695,000	BAE Systems PLC, 5.300%, 3/26/2034(b)	$1,703,085
1,350,000	CK Hutchison International 19 Ltd., 3.625%, 4/11/2029(b)	1,268,886
1,420,000	Diageo Capital PLC, 2.125%, 4/29/2032	1,158,891
65,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(b)	66,028
135,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(b)	137,407
1,395,000	Nationwide Building Society, (fixed rate to 7/18/2029, variable rate thereafter), 3.960%, 7/18/2030(b)	1,290,986
955,000	Santander U.K. Group Holdings PLC, (fixed rate to 1/11/2027, variable rate thereafter), 2.469%, 1/11/2028	877,617
1,455,000	Standard Chartered PLC, (fixed rate to 11/18/2030, variable rate thereafter), 3.265%, 2/18/2036(b)	1,221,898
2,200,000	Standard Chartered PLC, (fixed rate to 3/30/2025, variable rate thereafter), 3.971%, 3/30/2026(b)	2,160,715
250,000	Standard Chartered PLC, EMTN, 3.125%, 11/19/2024, (EUR)	267,786
235,000	U.K. Gilts, 0.250%, 1/31/2025, (GBP)	286,017
2,065,000	U.K. Gilts, 3.250%, 1/31/2033, (GBP)	2,485,820
		13,126,102
	United States — 10.8%
165,000	AES Corp., 3.950%, 7/15/2030(b)	150,066
315,000	Aircastle Ltd., Series A, (fixed rate to 6/15/2026, variable rate thereafter), 5.250%(b)(f)	300,045
1,915,000	Albemarle Corp., 5.050%, 6/01/2032	1,836,747
370,000	Ally Financial, Inc., Series B, (fixed rate to 5/15/2026, variable rate thereafter), 4.700%(f)	317,214
821,973	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	790,574
210,761	American Airlines Pass-Through Trust, Series 2017-1, Class B, 4.950%, 8/15/2026	207,741
279,667	American Airlines Pass-Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	271,231
3,975,000	Apple, Inc., 2.513%, 8/19/2024, (CAD)	2,906,617
260,000	Aptiv PLC, 1.600%, 9/15/2028, (EUR)	258,571
2,330,000	Ares Capital Corp., 3.200%, 11/15/2031	1,943,267
290,000	Asbury Automotive Group, Inc., 4.625%, 11/15/2029(b)	267,619
425,000	Ashland, Inc., 3.375%, 9/01/2031(b)	359,590
800,000	Bank of America Corp., (fixed rate to 3/08/2032, variable rate thereafter), 3.846%, 3/08/2037	707,254
2,865,000	Bank of America Corp., (fixed rate to 9/15/2026, variable rate thereafter), 1.978%, 9/15/2027, (CAD)	1,975,032
1,370,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	1,095,771
10,000	Bausch & Lomb Corp., 8.375%, 10/01/2028(b)	10,347
11,400,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(b)	6,221,023
930,000	Beazer Homes USA, Inc., 7.250%, 10/15/2029	942,080
500,000	Block, Inc., 3.500%, 6/01/2031	435,172
4,840,000	Blue Owl Capital Corp., 4.250%, 1/15/2026	4,694,648
See accompanying notes to financial statements.
| 26

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	United States — continued
$1,550,000	Blue Owl Technology Finance Corp., 2.500%, 1/15/2027	$1,376,237
2,585,000	Blue Owl Technology Finance Corp., 4.750%, 12/15/2025(b)	2,485,615
636,000	Boeing Co., 3.625%, 2/01/2031	559,741
644,000	Boeing Co., 5.705%, 5/01/2040	616,399
1,005,000	Boeing Co., 5.805%, 5/01/2050	950,858
1,400,000	Boost Newco Borrower LLC, 7.500%, 1/15/2031(b)	1,465,538
875,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 12.196%, 12/15/2038(b)(h)	752,363
3,120,000	Broadcom, Inc., 2.450%, 2/15/2031(b)	2,630,224
5,205,000	Broadcom, Inc., 2.600%, 2/15/2033(b)	4,227,297
690,000	Broadcom, Inc., 3.187%, 11/15/2036(b)	549,138
5,095,000	Broadcom, Inc., 3.419%, 4/15/2033(b)	4,416,853
4,670,000	Broadcom, Inc., 3.469%, 4/15/2034(b)	4,001,765
2,485,000	Broadcom, Inc., 4.150%, 4/15/2032(b)	2,305,431
695,000	Carnival Corp., 5.750%, 3/01/2027(b)	687,866
150,000	Carnival Corp., 7.000%, 8/15/2029(b)	156,448
10,570,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031(b)	8,603,346
6,265,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(b)	4,729,160
1,575,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 2/01/2032(b)	1,285,395
370,000	Celanese U.S. Holdings LLC, 6.330%, 7/15/2029	383,672
270,000	Celanese U.S. Holdings LLC, 6.379%, 7/15/2032	280,102
195,000	Celanese U.S. Holdings LLC, 6.700%, 11/15/2033	207,914
2,385,000	Centene Corp., 2.500%, 3/01/2031	1,961,716
1,480,000	Centene Corp., 3.000%, 10/15/2030	1,268,947
1,075,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	648,563
895,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 4/01/2033	793,163
4,945,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 12/01/2061	3,228,981
265,000	Civitas Resources, Inc., 8.625%, 11/01/2030(b)	284,551
2,570,000	CommScope Technologies LLC, 5.000%, 3/15/2027(b)	992,637
1,440,000	CommScope, Inc., 4.750%, 9/01/2029(b)	1,040,227
2,663,000	Continental Resources, Inc., 2.875%, 4/01/2032(b)	2,170,325
4,662,000	Continental Resources, Inc., 5.750%, 1/15/2031(b)	4,634,231
13,550,000	CSC Holdings LLC, 3.375%, 2/15/2031(b)	9,209,846
2,400,000	CSC Holdings LLC, 4.125%, 12/01/2030(b)	1,716,120
2,395,000	CSC Holdings LLC, 4.500%, 11/15/2031(b)	1,695,581
20,310,000	CSC Holdings LLC, 4.625%, 12/01/2030(b)	10,313,706
1,850,000	CSC Holdings LLC, 5.000%, 11/15/2031(b)	935,235
595,000	CSC Holdings LLC, 5.375%, 2/01/2028(b)	511,773
495,000	CSC Holdings LLC, 5.750%, 1/15/2030(b)	262,040
1,115,000	CSC Holdings LLC, 6.500%, 2/01/2029(b)	944,751
940,000	DH Europe Finance II SARL, 0.750%, 9/18/2031, (EUR)	851,619
50,000	Dillard's, Inc., 7.000%, 12/01/2028	52,064
Principal Amount (‡)	Description	Value (†)

	United States — continued
$8,000	Dillard's, Inc., 7.750%, 7/15/2026	$8,314
355,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/2027(b)	335,843
3,550,000	DISH DBS Corp., 5.125%, 6/01/2029	1,480,664
4,115,000	DISH DBS Corp., 5.250%, 12/01/2026(b)	3,240,186
795,000	DISH DBS Corp., 5.750%, 12/01/2028(b)	546,368
1,960,000	DISH DBS Corp., 7.750%, 7/01/2026	1,312,312
80,000	EnLink Midstream LLC, 6.500%, 9/01/2030(b)	82,279
575,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	500,411
280,000	EPR Properties, 3.600%, 11/15/2031	234,013
1,230,000	EQT Corp., 3.625%, 5/15/2031(b)	1,082,535
230,000	EQT Corp., 5.000%, 1/15/2029	225,309
115,000	Everi Holdings, Inc., 5.000%, 7/15/2029(b)	113,930
2,570,000	Expedia Group, Inc., 2.950%, 3/15/2031	2,242,751
2,710,000	Freeport-McMoRan, Inc., 4.375%, 8/01/2028	2,603,690
4,795,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	4,736,822
390,000	Gartner, Inc., 3.625%, 6/15/2029(b)	353,099
85,000	Gartner, Inc., 3.750%, 10/01/2030(b)	76,087
570,000	General Motors Financial Co., Inc., 3.100%, 1/12/2032	482,790
760,000	General Motors Financial Co., Inc., 6.400%, 1/09/2033	796,428
460,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	387,241
105,000	Goodyear Tire & Rubber Co., 7.000%, 3/15/2028	106,573
960,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(b)	882,151
475,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 4.875%, 7/01/2031(b)	425,284
470,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 5.000%, 6/01/2029(b)	438,323
360,000	Hologic, Inc., 3.250%, 2/15/2029(b)	322,629
1,395,000	Hyundai Capital America, 6.375%, 4/08/2030(b)	1,465,558
7,770,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	6,624,645
195,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.750%, 9/15/2024	194,102
3,555,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	3,212,799
390,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.375%, 12/15/2025	386,841
1,840,000	iHeartCommunications, Inc., 5.250%, 8/15/2027(b)	1,339,144
1,055,000	Ingersoll Rand, Inc., 5.700%, 8/14/2033	1,082,259
1,310,000	Iron Mountain, Inc., 4.875%, 9/15/2029(b)	1,229,028
795,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.750%, 12/01/2031	687,376
730,000	JELD-WEN, Inc., 4.875%, 12/15/2027(b)	698,471
1,135,000	John Deere Capital Corp., MTN, 0.450%, 6/07/2024	1,124,586
1,440,000	Light & Wonder International, Inc., 7.000%, 5/15/2028(b)	1,450,610
525,000	Light & Wonder International, Inc., 7.250%, 11/15/2029(b)	538,948
210,000	Light & Wonder International, Inc., 7.500%, 9/01/2031(b)	218,380
1,300,000	Lithia Motors, Inc., 3.875%, 6/01/2029(b)	1,172,886
See accompanying notes to financial statements.
27 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	United States — continued
$120,000	Lithia Motors, Inc., 4.375%, 1/15/2031(b)	$107,487
995,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(b)	910,179
155,000	Matador Resources Co., 6.875%, 4/15/2028(b)	158,577
580,000	Medline Borrower LP/Medline Co-Issuer, Inc., 6.250%, 4/01/2029(b)	582,597
615,000	Medtronic Global Holdings SCA, 1.125%, 3/07/2027, (EUR)	624,114
6,240,000	Micron Technology, Inc., 5.875%, 2/09/2033	6,457,175
655,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(b)	570,325
435,000	Molina Healthcare, Inc., 4.375%, 6/15/2028(b)	408,912
1,415,000	Morgan Stanley, (fixed rate to 9/16/2031, variable rate thereafter), 2.484%, 9/16/2036	1,119,102
345,000	MSCI, Inc., 3.250%, 8/15/2033(b)	284,222
420,000	Nationstar Mortgage Holdings, Inc., 5.000%, 2/01/2026(b)	411,014
520,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030(b)	471,786
1,095,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028(b)	1,048,004
4,600,000	NCL Corp. Ltd., 5.875%, 3/15/2026(b)	4,540,894
615,000	NCL Corp. Ltd., 5.875%, 2/15/2027(b)	606,685
715,000	NCL Corp. Ltd., 8.125%, 1/15/2029(b)	756,602
1,960,000	NCL Finance Ltd., 6.125%, 3/15/2028(b)	1,935,532
2,020,000	Netflix, Inc., 4.875%, 6/15/2030(b)	2,005,868
20,000	NGPL PipeCo LLC, 7.768%, 12/15/2037(b)	22,284
70,000	OneMain Finance Corp., 3.500%, 1/15/2027	64,981
85,000	OneMain Finance Corp., 3.875%, 9/15/2028	75,826
215,000	OneMain Finance Corp., 4.000%, 9/15/2030	184,007
290,000	OneMain Finance Corp., 5.375%, 11/15/2029	272,662
860,000	OneMain Finance Corp., 6.875%, 3/15/2025	868,991
1,705,000	OneMain Finance Corp., 7.125%, 3/15/2026	1,735,939
115,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 7.375%, 2/15/2031(b)	120,454
400,000	Ovintiv, Inc., 6.250%, 7/15/2033	415,879
1,000,000	Ovintiv, Inc., 6.500%, 8/15/2034	1,060,790
45,000	Ovintiv, Inc., 6.500%, 2/01/2038	46,880
230,000	Ovintiv, Inc., 6.625%, 8/15/2037	240,099
30,000	Ovintiv, Inc., 7.200%, 11/01/2031	32,522
115,000	Ovintiv, Inc., 7.375%, 11/01/2031	126,006
130,000	Ovintiv, Inc., 8.125%, 9/15/2030	146,656
1,265,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	1,072,113
315,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	283,954
480,000	Plains All American Pipeline LP/PAA Finance Corp., 3.550%, 12/15/2029	440,491
690,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	632,256
745,000	Post Holdings, Inc., 4.500%, 9/15/2031(b)	670,122
2,165,000	Prologis Euro Finance LLC, 0.250%, 9/10/2027, (EUR)	2,090,764
1,450,000	Prologis Euro Finance LLC, 1.875%, 1/05/2029, (EUR)	1,453,590
365,000	Prologis LP, 2.250%, 6/30/2029, (GBP)	407,061
1,310,000	Rand Parent LLC, 8.500%, 2/15/2030(b)	1,296,127
430,000	Realty Income Corp., 5.125%, 7/06/2034, (EUR)	506,125
1,100,000	Realty Income Corp., EMTN, 1.625%, 12/15/2030, (GBP)	1,119,508
7,695,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026(b)	7,109,587
6,794,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029	6,111,513
Principal Amount (‡)	Description	Value (†)

	United States — continued
$2,540,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(b)	$2,284,846
7,011,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(b)	6,107,978
4,510,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(b)	3,820,380
2,945,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026(b)	2,842,053
3,280,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(b)	3,241,965
400,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(b)	403,184
1,425,000	SBA Communications Corp., 3.125%, 2/01/2029	1,257,570
435,000	Sensata Technologies BV, 4.000%, 4/15/2029(b)	397,193
105,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(b)	90,825
140,000	Silgan Holdings, Inc., 3.250%, 3/15/2025, (EUR)	149,159
315,000	Southwestern Energy Co., 4.750%, 2/01/2032	289,976
255,000	Tapestry, Inc., 3.050%, 3/15/2032	209,408
875,000	Targa Resources Corp., 6.125%, 3/15/2033	912,863
265,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	238,442
165,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	157,952
245,000	Thermo Fisher Scientific Finance I BV, 2.000%, 10/18/2051, (EUR)	190,278
100,000	Thermo Fisher Scientific, Inc., EMTN, 1.500%, 10/01/2039, (EUR)	82,114
90,000	Time Warner Cable LLC, 4.500%, 9/15/2042	66,583
85,000	Time Warner Cable LLC, 5.500%, 9/01/2041	70,758
2,805,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	2,627,675
400,000	TopBuild Corp., 4.125%, 2/15/2032(b)	354,077
405,000	TransDigm, Inc., 6.750%, 8/15/2028(b)	410,345
4,075,000	Travel & Leisure Co., 4.500%, 12/01/2029(b)	3,747,099
530,000	Travel & Leisure Co., 4.625%, 3/01/2030(b)	483,921
240,000	TriNet Group, Inc., 3.500%, 3/01/2029(b)	215,254
204,749	U.S. Airways Pass-Through Trust, Series 2012-2, Class A, 4.625%, 12/03/2026	201,356
12,440,000	U.S. Treasury Bonds, 2.250%, 2/15/2052	8,182,702
5,210,000	U.S. Treasury Bonds, 3.625%, 5/15/2053	4,577,473
9,980,000	U.S. Treasury Bonds, 4.125%, 8/15/2053	9,591,716
5,036,037	U.S. Treasury Inflation-Indexed Notes, 1.375%, 7/15/2033(i)	4,832,978
5,000,000	U.S. Treasury Notes, 4.250%, 1/31/2026	4,960,547
21,415,000	U.S. Treasury Notes, 4.625%, 2/28/2026	21,397,433
13,115,000	Uber Technologies, Inc., 4.500%, 8/15/2029(b)	12,443,745
8,655,000	Uber Technologies, Inc., 6.250%, 1/15/2028(b)	8,690,399
1,555,000	Uber Technologies, Inc., 7.500%, 9/15/2027(b)	1,592,332
140,000	Uber Technologies, Inc., 8.000%, 11/01/2026(b)	141,685
645,000	UKG, Inc., 6.875%, 2/01/2031(b)	657,079
247,917	United Airlines Pass-Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	237,063
1,090,000	United Rentals North America, Inc., 6.125%, 3/15/2034(b)	1,091,355
895,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(b)	760,394
See accompanying notes to financial statements.
| 28

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	United States — continued
$1,130,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(b)	$1,004,796
175,000	Venture Global Calcasieu Pass LLC, 6.250%, 1/15/2030(b)	176,061
3,095,000	Verizon Communications, Inc., 2.500%, 5/16/2030, (CAD)	2,025,008
895,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026(b)	860,513
285,000	Viper Energy, Inc., 7.375%, 11/01/2031(b)	296,279
1,945,000	VMware LLC, 2.200%, 8/15/2031	1,582,813
1,270,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	1,134,413
130,000	Western Digital Corp., 2.850%, 2/01/2029	113,106
90,000	Western Digital Corp., 3.100%, 2/01/2032	72,467
360,000	Western Midstream Operating LP, 4.050%, 2/01/2030	335,890
475,000	Western Midstream Operating LP, 5.250%, 2/01/2050	424,899
470,000	Western Midstream Operating LP, 5.300%, 3/01/2048	412,357
150,000	Western Midstream Operating LP, 5.450%, 4/01/2044	137,867
115,000	Western Midstream Operating LP, 5.500%, 8/15/2048	101,701
640,000	Western Midstream Operating LP, 6.150%, 4/01/2033	656,202
1,250,000	Yum! Brands, Inc., 4.625%, 1/31/2032	1,153,523
		328,424,024
	Uruguay — 0.1%
1,415,000	Uruguay Government International Bonds, 4.375%, 1/23/2031	1,383,379
86,955,000	Uruguay Government International Bonds, 8.250%, 5/21/2031, (UYU)	2,213,366
		3,596,745
	Total Non-Convertible Bonds (Identified Cost $893,156,372)	815,411,726

Convertible Bonds — 1.8%
	United States — 1.8%
12,590,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	12,417,517
1,595,000	Carnival Corp., 5.750%, 12/01/2027	2,400,475
23,580,000	DISH Network Corp., 3.375%, 8/15/2026	14,678,550
6,285,000	DISH Network Corp., Zero Coupon, 0.000%-9.514%, 12/15/2025(j)	4,588,050
320,000	Etsy, Inc., 0.125%, 9/01/2027	267,808
745,000	Etsy, Inc., 0.250%, 6/15/2028	586,687
350,000	NCL Corp. Ltd., 1.125%, 2/15/2027	330,803
345,000	Northern Oil & Gas, Inc., 3.625%, 4/15/2029	420,038
6,890,000	Southwest Airlines Co., 1.250%, 5/01/2025	6,972,680
1,025,000	Splunk, Inc., 1.125%, 6/15/2027	1,022,232
655,000	Spotify USA, Inc., Zero Coupon, 5.189%-5.873%, 3/15/2026(j)	601,290
11,550,000	Teladoc Health, Inc., 1.250%, 6/01/2027	9,730,875
1,018,000	Uber Technologies, Inc., Zero Coupon, 1.368%-5.582%, 12/15/2025(j)	1,142,705
Principal Amount (‡)	Description	Value (†)

	United States — continued
$410,000	Unity Software, Inc., Zero Coupon, 7.197%-7.334%, 11/15/2026(j)	$347,475
120,000	Zillow Group, Inc., 1.375%, 9/01/2026	147,825
	Total Convertible Bonds (Identified Cost $69,079,035)	55,655,010

Municipals — 0.0%
	United States — 0.0%
120,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%-, 6/01/2046 (Identified cost $119,990)	103,434
	Total Bonds and Notes (Identified Cost $962,355,397)	871,170,170

Senior Loans — 0.3%
	Canada — 0.0%
583,538	1011778 B.C. Unlimited Liability Co., 2023 Term Loan B5, 1 mo. USD SOFR + 2.250%, 7.580%, 9/20/2030(h)(k)	582,954
	United States — 0.3%
2,406,228	Carnival Corp., 2021 Incremental Term Loan B, 1 mo. USD SOFR + 3.250%, 8.695%, 10/18/2028(h)(k)	2,406,733
1,353,766	Carnival Corp., 2023 Term Loan B, 1 mo. USD SOFR + 3.000%, 8.319%, 8/08/2027(h)(k)	1,354,619
320,000	Foundation Building Materials Holding Co. LLC, 2024 Term Loan B2, 1 mo. USD SOFR + 4.000%, 9.313%, 1/29/2031(h)(k)	321,120
341,000	GTCR W Merger Sub LLC, USD Term Loan B, 1 mo. USD SOFR + 3.000%, 8.309%, 1/31/2031(h)(k)	341,924
1,010,000	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 2.750%, 8.077%, 1/17/2031(h)(k)	1,011,576
269,325	HUB International Ltd., 2024 Term Loan B, 3 mo. USD SOFR + 3.250%, 8.574%, 6/20/2030(h)(k)	269,374
100,000	Light & Wonder International, Inc., 2024 Term Loan, 1 mo. USD SOFR + 2.750%, 8.075%, 4/14/2029(h)(k)	100,097
1,081,191	Star Parent, Inc., Term Loan B, 3 mo. USD SOFR + 4.000%, 9.309%, 9/27/2030(h)(k)	1,073,893
845,000	Summit Materials LLC, 2023 Incremental Term Loan B, 3 mo. USD SOFR + 2.500%, 7.827%, 1/12/2029(h)(k)	848,591
94,763	TransDigm, Inc., 2023 Term Loan J, 3 mo. USD SOFR + 3.250%, 8.598%, 2/28/2031(h)(k)	95,202
163,611	TransDigm, Inc., 2024 Term Loan I, 8/24/2028(l)	164,123
595,000	Truist Insurance Holdings LLC, 1st Lien Term Loan, 3/24/2031(l)	594,006
445,879	Uber Technologies, Inc., 2023 Term Loan B, 3 mo. USD SOFR + 2.750%, 8.079%, 3/03/2030(h)(k)	447,600
		9,028,858
	Total Senior Loans (Identified Cost $9,555,233)	9,611,812
See accompanying notes to financial statements.
29 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)

Shares	Description	Value (†)
Preferred Stocks — 0.0%
	United States — 0.0%
24,376	El Paso Energy Capital Trust I, 4.750%, 3/31/2028 (Identified Cost $1,125,845)	$1,169,073

Principal Amount (‡)
Short-Term Investments — 0.7%
$11,213,758	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2024 at 3.500% to be repurchased at $11,218,119 on 4/01/2024 collateralized by $12,330,300 U.S. Treasury Note, 0.750% due 4/30/2026 valued at $11,438,084 including accrued interest (Note 2 of Notes to Financial Statements)	11,213,758
8,960,000	U.S. Treasury Bills, 4.970%, 8/01/2024(m)	8,803,046
	Total Short-Term Investments (Identified Cost $20,022,847)	20,016,804
	Total Investments — 97.1% (Identified Cost $2,468,426,153)	2,950,115,771
	Other assets less liabilities — 2.9%	88,575,419
	Net Assets — 100.0%	$3,038,691,190

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from
registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from
registration, normally to qualified institutional buyers. At
March 31, 2024, the value of Rule 144A holdings amounted to
$299,405,756 or 9.9% of net assets.

(c)	Amount shown represents units. One unit represents a principal amount of 1,000.
(d)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(e)	Amount shown represents principal amount including inflation adjustments.
(f)	Perpetual bond with no specified maturity date.
(g)	Amount shown represents units. One unit represents a principal amount of 100.
(h)
Variable rate security. Rate as of March 31, 2024 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the
Portfolio of Investments and show a weighted average rate.
Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the
issuer or agent and are based on current market conditions.
These securities may not indicate a reference rate and/or
spread in their description.

(i)	Treasury Inflation Protected Security (TIPS).
(j)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(k)
Stated interest rate has been determined in accordance with
the provisions of the loan agreement and is subject to a
minimum benchmark floor rate which may range from 0.00%
to 1.00%, to which the spread is added.

(l)	Position is unsettled. Contract rate was not determined at March 31, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(m)	Interest rate represents discount rate at time of purchase; not a coupon rate.

CPI	Consumer Price Index
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
At March 31, 2024, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	6/18/2024	GBP	B	12,366,000	$15,872,936	$15,614,051	$(258,885)
Bank of America N.A.	6/18/2024	JPY	B	5,864,309,000	40,525,400	39,198,093	(1,327,307)
Bank of America N.A.	6/18/2024	KRW	S	19,047,379,000	14,547,091	14,207,424	339,667
Bank of America N.A.	6/18/2024	MXN	S	256,059,000	15,065,662	15,217,114	(151,452)
Bank of America N.A.	6/18/2024	MXN	S	80,826,000	4,803,923	4,803,340	583
HSBC Bank USA N.A.	6/18/2024	AUD	S	13,800,000	9,143,190	9,012,027	131,163
HSBC Bank USA N.A.	6/18/2024	CAD	B	6,613,000	4,876,988	4,887,451	10,463
HSBC Bank USA N.A.	6/18/2024	CAD	S	39,142,000	29,072,117	28,928,567	143,550
Morgan Stanley Capital Services LLC	6/18/2024	EUR	B	89,752,000	98,092,025	97,126,244	(965,781)
See accompanying notes to financial statements.
| 30

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	6/18/2024	NZD	S	6,003,000	$3,660,808	$3,586,695	$74,113
UBS AG	6/18/2024	COP	S	30,469,789,000	7,677,911	7,784,070	(106,159)
UBS AG	6/20/2024	IDR	S	100,000,000,000	6,405,740	6,293,765	111,975
Total							$(1,998,070)
At March 31, 2024, the Fund had the following open forward cross currency contracts:
Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	6/18/2024	NOK	30,959,000	EUR	2,721,504	$2,945,109	$88,266
At March 31, 2024, open long futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	6/18/2024	557	$61,314,625	$61,713,860	$399,235
CBOT 2 Year U.S. Treasury Notes Futures	6/28/2024	9	1,842,209	1,840,359	(1,850)
CBOT U.S. Long Bond Futures	6/18/2024	816	97,481,967	98,277,000	795,033
CME Ultra Long Term U.S. Treasury Bond Futures	6/18/2024	212	27,053,138	27,348,000	294,862
Total					$1,487,280
At March 31, 2024, open short futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	6/28/2024	470	$50,562,434	$50,297,344	$265,090
Ultra 10-Year U.S. Treasury Notes Futures	6/18/2024	651	74,442,116	74,610,703	(168,587)
Total					$96,503
See accompanying notes to financial statements.
31 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
Industry Summary at March 31, 2024 (Unaudited)
Semiconductors & Semiconductor Equipment	7.7%
Treasuries	7.5
Capital Markets	7.3
Machinery	5.8
Life Sciences Tools & Services	5.5
Software	5.2
Specialty Retail	4.4
Broadline Retail	3.5
IT Services	3.4
Textiles, Apparel & Luxury Goods	3.2
Chemicals	3.1
Interactive Media & Services	2.9
Financial Services	2.8
Cable Satellite	2.7
Hotels, Restaurants & Leisure	2.4
Banking	2.3
Health Care Providers & Services	2.1
Consumer Staples Distribution & Retail	2.0
Other Investments, less than 2% each	22.6
Short-Term Investments	0.7
Total Investments	97.1
Other assets less liabilities (including forward foreign currency and futures contracts)	2.9
Net Assets	100.0%
Currency Exposure Summary at March 31, 2024 (Unaudited)
United States Dollar	75.3%
Euro	7.2
Swedish Krona	2.6
British Pound	2.2
Other, less than 2% each	9.8
Total Investments	97.1
Other assets less liabilities (including forward foreign currency and futures contracts)	2.9
Net Assets	100.0%
See accompanying notes to financial statements.
| 32

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Growth Fund

Shares	Description	Value (†)
Common Stocks — 95.7% of Net Assets
	Aerospace & Defense — 4.8%
3,396,753	Boeing Co.(a)	$655,539,361
	Air Freight & Logistics — 1.4%
1,520,478	Expeditors International of Washington, Inc.	184,844,510
	Automobiles — 4.7%
3,598,490	Tesla, Inc.(a)	632,578,557
	Beverages — 2.8%
6,338,451	Monster Beverage Corp.(a)	375,743,375
	Biotechnology — 4.6%
299,985	Regeneron Pharmaceuticals, Inc.(a)	288,732,563
806,609	Vertex Pharmaceuticals, Inc.(a)	337,170,628
		625,903,191
	Broadline Retail — 6.4%
1,259,364	Alibaba Group Holding Ltd., ADR	91,127,579
4,352,171	Amazon.com, Inc.(a)	785,044,605
		876,172,184
	Capital Markets — 2.5%
400,624	FactSet Research Systems, Inc.	182,039,539
2,282,120	SEI Investments Co.	164,084,428
		346,123,967
	Entertainment — 8.3%
1,079,726	Netflix, Inc.(a)	655,749,991
3,864,252	Walt Disney Co.	472,829,875
		1,128,579,866
	Financial Services — 7.3%
1,932,920	Block, Inc.(a)	163,486,374
1,752,987	PayPal Holdings, Inc.(a)	117,432,599
2,548,394	Visa, Inc., Class A	711,205,797
		992,124,770
	Health Care Equipment & Supplies — 1.4%
464,196	Intuitive Surgical, Inc.(a)	185,255,982
	Hotels, Restaurants & Leisure — 2.9%
2,146,372	Starbucks Corp.	196,156,937
1,231,232	Yum China Holdings, Inc.	48,990,721
1,052,256	Yum! Brands, Inc.	145,895,295
		391,042,953
	Interactive Media & Services — 13.5%
3,698,473	Alphabet, Inc., Class A(a)	558,210,530
1,630,334	Alphabet, Inc., Class C(a)	248,234,655
2,127,741	Meta Platforms, Inc., Class A	1,033,188,475
		1,839,633,660
	IT Services — 1.8%
3,204,521	Shopify, Inc., Class A(a)	247,292,886
	Life Sciences Tools & Services — 2.5%
1,129,811	Illumina, Inc.(a)	155,145,647
313,658	Thermo Fisher Scientific, Inc.	182,301,166
		337,446,813
	Machinery — 0.6%
187,498	Deere & Co.	77,012,929
	Pharmaceuticals — 4.0%
1,520,581	Novartis AG, ADR	147,085,800
2,285,799	Novo Nordisk AS, ADR	293,496,592
3,459,020	Roche Holding AG, ADR	110,411,918
		550,994,310
Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — 9.4%
1,139,293	NVIDIA Corp.	$1,029,419,583
1,471,862	QUALCOMM, Inc.	249,186,237
		1,278,605,820
	Software — 16.8%
1,533,394	Autodesk, Inc.(a)	399,326,465
1,636,595	Microsoft Corp.	688,548,248
4,610,193	Oracle Corp.	579,086,343
1,539,482	Salesforce, Inc.	463,661,189
534,272	Workday, Inc., Class A(a)	145,722,688
		2,276,344,933
	Total Common Stocks (Identified Cost $6,224,911,478)	13,001,240,067

Affiliated Exchange-Traded Funds — 1.0%
4,284,398	Natixis Loomis Sayles Focused Growth ETF (Identified Cost $133,847,928)	137,355,657

Principal Amount
Short-Term Investments — 2.4%
$323,090,591	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2024 at 3.500% to be repurchased at $323,216,237 on 04/01/2024 collateralized by $222,875,600 U.S. Treasury Inflation Indexed Note, 0.125% due 04/15/2026 valued at $251,133,215; $78,374,000 U.S. Treasury Note, 3.750% due 04/15/2026 valued at $78,419,270 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $323,090,591)	323,090,591
	Total Investments — 99.1% (Identified Cost $6,681,849,997)	13,461,686,315
	Other assets less liabilities — 0.9%	119,173,503
	Net Assets — 100.0%	$13,580,859,818

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
See accompanying notes to financial statements.
33 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Growth Fund (continued)
Industry Summary at March 31, 2024 (Unaudited)
Software	16.8%
Interactive Media & Services	13.5
Semiconductors & Semiconductor Equipment	9.4
Entertainment	8.3
Financial Services	7.3
Broadline Retail	6.4
Aerospace & Defense	4.8
Automobiles	4.7
Biotechnology	4.6
Pharmaceuticals	4.0
Hotels, Restaurants & Leisure	2.9
Beverages	2.8
Capital Markets	2.5
Life Sciences Tools & Services	2.5
Other Investments, less than 2% each	5.2
Short-Term Investments	2.4
Affiliated Exchange-Traded Funds	1.0
Total Investments	99.1
Other assets less liabilities	0.9
Net Assets	100.0%
See accompanying notes to financial statements.
| 34

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 97.8% of Net Assets
	ABS Car Loan — 9.3%
$255,000	Ally Auto Receivables Trust, Series 2022-3, Class A3, 5.070%, 4/15/2027	$254,167
80,000	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029(a)	80,762
420,000	American Credit Acceptance Receivables Trust, Series 2023-3, Class C, 6.440%, 10/12/2029(a)	423,637
250,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class B, 6.630%, 2/14/2028(a)	252,908
215,000	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.690%, 1/19/2027	209,287
520,000	AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.410%, 8/18/2027	482,671
335,000	AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A3, 4.380%, 4/18/2028	331,913
870,000	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.570%, 3/20/2028	876,518
1,210,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class A, 5.440%, 2/22/2028(a)	1,217,013
1,185,000	Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.510%, 11/15/2027	1,192,981
1,055,000	CarMax Auto Owner Trust, Series 2023-2, Class A3, 5.050%, 1/18/2028	1,051,765
170,000	CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.280%, 5/15/2028	170,384
66,179	Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.720%, 9/11/2028	62,706
299,521	Carvana Auto Receivables Trust, Series 2021-P4, Class A3, 1.310%, 1/11/2027	291,074
471,124	Carvana Auto Receivables Trust, Series 2023-N1, Class A, 6.360%, 4/12/2027(a)	472,237
675,000	Carvana Auto Receivables Trust, Series 2023-P1, Class A3, 5.980%, 12/10/2027(a)	677,945
160,000	Citizens Auto Receivables Trust, Series 2024-1, Class A3, 5.110%, 4/17/2028(a)	160,207
845,000	Credit Acceptance Auto Loan Trust, Series 2022-3A, Class A, 6.570%, 10/15/2032(a)	850,153
710,000	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class A, 6.480%, 3/15/2033(a)	717,689
465,000	Credit Acceptance Auto Loan Trust, Series 2023-2A, Class B, 6.610%, 7/15/2033(a)	469,736
130,000	Credit Acceptance Auto Loan Trust, Series 2023-3A, Class C, 7.620%, 12/15/2033(a)	133,846
235,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class A, 5.680%, 3/15/2034(a)	235,838
410,000	DT Auto Owner Trust, Series 2021-4A, Class C, 1.500%, 9/15/2027(a)	398,889
630,000	DT Auto Owner Trust, Series 2022-3A, Class B, 6.740%, 7/17/2028(a)	633,011
345,000	DT Auto Owner Trust, Series 2023-2A, Class B, 5.410%, 2/15/2029(a)	343,128
680,000	Exeter Automobile Receivables Trust, Series 2022-5A, Class B, 5.970%, 3/15/2027	679,662
360,000	Exeter Automobile Receivables Trust, Series 2023-1A, Class B, 5.720%, 4/15/2027	359,532
380,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class B, 5.610%, 9/15/2027	378,582
355,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class A3, 6.320%, 3/15/2027	357,450
126,382	Flagship Credit Auto Trust, Series 2021-2, Class B, 0.930%, 6/15/2027(a)	125,334
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$490,000	Flagship Credit Auto Trust, Series 2022-4, Class A3, 6.320%, 6/15/2027(a)	$492,952
430,000	Flagship Credit Auto Trust, Series 2023-1, Class A3, 5.010%, 8/16/2027(a)	427,100
450,000	Flagship Credit Auto Trust, Series 2023-2, Class C, 5.810%, 5/15/2029(a)	449,392
595,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.190%, 7/15/2031(a)	584,073
570,000	Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.370%, 10/17/2033(a)	527,914
226,999	Foursight Capital Automobile Receivables Trust, Series 2022-1, Class A3, 1.830%, 12/15/2026(a)	224,033
340,000	Foursight Capital Automobile Receivables Trust, Series 2022-2, Class A3, 4.590%, 6/15/2027(a)	337,362
380,000	GECU Auto Receivables Trust, Series 2023-1A, Class A3, 5.630%, 8/15/2028(a)	380,968
224,344	GLS Auto Receivables Issuer Trust, Series 2021-4A, Class B, 1.530%, 4/15/2026(a)	223,459
160,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class A3, 5.400%, 9/15/2027(a)	159,760
280,000	GM Financial Automobile Leasing Trust, Series 2023-2, Class A3, 5.050%, 7/20/2026	278,946
630,000	GM Financial Revolving Receivables Trust, Series 2024-1, Class A, 4.980%, 12/11/2036(a)	633,400
265,000	Harley-Davidson Motorcycle Trust, Series 2023-B, Class A3, 5.690%, 8/15/2028	267,687
215,000	Harley-Davidson Motorcycle Trust, Series 2023-B, Class A4, 5.780%, 4/15/2031	219,537
715,000	Hertz Vehicle Financing III LLC, Series 2023-3A, Class A, 5.940%, 2/25/2028(a)	726,034
260,000	Huntington Auto Trust, Series 2024-1A, Class A3, 5.230%, 1/16/2029(a)	260,259
225,000	LAD Auto Receivables Trust, Series 2023-4A, Class B, 6.390%, 10/16/2028(a)	228,835
115,000	LAD Auto Receivables Trust, Series 2024-1A, Class A4, 5.170%, 9/15/2028(a)	114,171
250,000	Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A, 6.180%, 8/25/2028(a)	252,077
430,000	Prestige Auto Receivables Trust, Series 2021-1A, Class C, 1.530%, 2/15/2028(a)	412,441
340,000	Prestige Auto Receivables Trust, Series 2023-1A, Class C, 5.650%, 2/15/2028(a)	338,097
560,000	Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.420%, 11/15/2027	553,687
115,000	Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.090%, 5/15/2030	113,690
170,000	Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.770%, 11/15/2030	171,273
540,000	Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.770%, 12/15/2028	543,757
590,000	Santander Drive Auto Receivables Trust, Series 2023-5, Class B, 6.160%, 12/17/2029	603,110
215,000	SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.390%, 11/20/2026(a)	215,036
145,000	SBNA Auto Receivables Trust, Series 2024-A, Class B, 5.290%, 9/17/2029(a)	144,810
420,000	SFS Auto Receivables Securitization Trust, Series 2023-1A, Class A3, 5.470%, 10/20/2028(a)	421,870
440,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.350%, 5/25/2033(a)	419,861
370,000	Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.160%, 4/17/2028	370,191
See accompanying notes to financial statements.
35 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$320,000	United Auto Credit Securitization Trust, Series 2022-2, Class C, 5.810%, 5/10/2027(a)	$319,138
90,000	VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.770%, 7/15/2030(a)	90,219
695,000	Westlake Automobile Receivables Trust, Series 2023-3A, Class C, 6.020%, 9/15/2028(a)	700,058
95,000	Westlake Flooring Master Trust, Series 2024-1A, Class A, 5.430%, 2/15/2028(a)	95,244
380,000	World Omni Automobile Lease Securitization Trust, Series 2023-A, Class A3, 5.070%, 9/15/2026	378,827
360,000	World Omni Select Auto Trust, Series 2021-A, Class B, 0.850%, 8/16/2027	346,200
		26,916,493
	ABS Credit Card — 0.3%
720,000	Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.050%, 7/15/2027(a)	719,783
230,000	Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.230%, 7/17/2028(a)	231,898
		951,681
	ABS Home Equity — 0.0%
1,457	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)(c)	1,422
	ABS Other — 3.9%
125,000	Affirm Asset Securitization Trust, Series 2022-A, Class A, 4.300%, 5/17/2027(a)	124,224
105,000	Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.610%, 1/18/2028(a)	105,635
320,000	Affirm Asset Securitization Trust, Series 2023-B, Class A, 6.820%, 9/15/2028(a)	324,800
140,851	Affirm Asset Securitization Trust, Series 2023-X1, Class A, 7.110%, 11/15/2028(a)	141,571
150,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.610%, 2/15/2029(a)	149,922
251,179	Aqua Finance Trust, Series 2021-A, Class A, 1.540%, 7/17/2046(a)	224,555
170,000	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.180%, 12/15/2028(a)	170,842
46,889	BHG Securitization Trust, Series 2022-C, Class A, 5.320%, 10/17/2035(a)	46,730
155,000	BHG Securitization Trust, Series 2024-1CON, Class A, 5.810%, 4/17/2035(a)	155,545
7,091	Chesapeake Funding II LLC, Series 2020-1A, Class A1, 0.870%, 8/15/2032(a)	7,073
347,879	Chesapeake Funding II LLC, Series 2023-1A, Class A1, 5.650%, 5/15/2035(a)	348,251
500,000	Daimler Trucks Retail Trust, Series 2023-1, Class A4, 5.930%, 12/16/2030	505,632
735,000	Dell Equipment Finance Trust, Series 2023-3, Class A3, 5.930%, 4/23/2029(a)	743,039
645,000	DLLMT LLC, Series 2023-1A, Class A3, 5.340%, 3/22/2027(a)	640,871
39,017	Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 0.560%, 12/11/2034(a)	38,865
120,723	Enterprise Fleet Financing LLC, Series 2022-3, Class A2, 4.380%, 7/20/2029(a)	119,435
423,322	Enterprise Fleet Financing LLC, Series 2023-2, Class A2, 5.560%, 4/22/2030(a)	423,737
150,000	Enterprise Fleet Financing LLC, Series 2024-1, Class A3, 5.160%, 9/20/2030(a)	149,679
630,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	635,681
Principal Amount	Description	Value (†)
	ABS Other — continued
$69,406	Hilton Grand Vacations Trust, Series 2022-2A, Class C, 5.570%, 1/25/2037(a)	$68,123
455,000	M&T Equipment Notes, Series 2023-1A, Class A3, 5.740%, 7/15/2030(a)	456,352
19,725	Marlette Funding Trust, Series 2022-3A, Class A, 5.180%, 11/15/2032(a)	19,693
760,000	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.210%, 5/20/2036(a)	764,948
43,472	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037(a)	40,741
150,000	MVW LLC, Series 2024-1A, Class A, 5.320%, 2/20/2043(a)	150,581
1,135,000	OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.130%, 5/14/2035(a)	1,113,242
100,000	Post Road Equipment Finance LLC, Series 2024-1A, Class A2, 5.590%, 11/15/2029(a)	99,817
263,334	SCF Equipment Leasing LLC, Series 2022-1A, Class A3, 2.920%, 7/20/2029(a)	258,754
1,165,000	SCF Equipment Leasing LLC, Series 2023-1A, Class A2, 6.560%, 1/22/2030(a)	1,176,577
315,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	318,215
50,258	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class A, 1.330%, 7/20/2037(a)	48,163
885,000	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	885,425
795,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	794,675
		11,251,393
	ABS Student Loan — 0.1%
79,872	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	74,860
43,818	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170%, 9/16/2069(a)	39,510
52,208	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	48,187
		162,557
	ABS Whole Business — 0.2%
505,575	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/05/2048(a)	494,505
	Aerospace & Defense — 0.5%
475,000	BAE Systems PLC, 5.125%, 3/26/2029(a)	476,748
1,015,000	L3Harris Technologies, Inc., 5.250%, 6/01/2031	1,013,118
		1,489,866
	Agency Commercial Mortgage-Backed Securities — 0.5%
701,647	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K042, Class A2, 2.670%, 12/25/2024	688,882
911,498	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	871,194
		1,560,076
	Apartment REITs — 0.1%
225,000	Invitation Homes Operating Partnership LP, 2.000%, 8/15/2031	178,783
	Automotive — 3.5%
730,000	American Honda Finance Corp., 4.900%, 3/13/2029	727,932
605,000	BMW U.S. Capital LLC, 4.900%, 4/02/2029(a)	604,486
See accompanying notes to financial statements.
| 36

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Automotive — continued
$735,000	Daimler Truck Finance North America LLC, 5.200%, 1/17/2025(a)	$732,381
665,000	Denso Corp., 1.239%, 9/16/2026(a)	602,593
730,000	Ford Motor Credit Co. LLC, 6.798%, 11/07/2028	761,955
270,000	General Motors Financial Co., Inc., 6.050%, 10/10/2025	271,999
785,000	General Motors Financial Co., Inc., 6.100%, 1/07/2034	806,032
180,000	Harley-Davidson Financial Services, Inc., 3.350%, 6/08/2025(a)	174,598
570,000	Harley-Davidson Financial Services, Inc., 6.500%, 3/10/2028(a)	585,041
255,000	Hyundai Capital America, 5.950%, 9/21/2026(a)	257,964
240,000	Kia Corp., 1.000%, 4/16/2024(a)	239,546
495,000	LKQ Corp., 5.750%, 6/15/2028	503,753
420,000	Magna International, Inc., 5.050%, 3/14/2029	419,781
285,000	Mercedes-Benz Finance North America LLC, 5.000%, 1/11/2034(a)	282,603
150,000	Mercedes-Benz Finance North America LLC, 5.100%, 8/03/2028(a)	150,556
315,000	Nissan Motor Acceptance Co. LLC, 7.050%, 9/15/2028(a)	329,264
740,000	PACCAR Financial Corp., MTN, 4.600%, 1/31/2029	735,066
445,000	Toyota Motor Credit Corp., MTN, 4.650%, 1/05/2029	442,276
370,000	Toyota Motor Credit Corp., MTN, 5.000%, 8/14/2026	370,394
965,000	Volkswagen Group of America Finance LLC, 5.250%, 3/22/2029(a)	965,683
		9,963,903
	Banking — 13.5%
800,000	ABN AMRO Bank NV, (fixed rate to 9/18/2026, variable rate thereafter), 6.339%, 9/18/2027(a)	813,727
200,000	AIB Group PLC, (fixed rate to 3/28/2034, variable rate thereafter), 5.871%, 3/28/2035(a)	200,560
200,000	AIB Group PLC, (fixed rate to 9/13/2028, variable rate thereafter), 6.608%, 9/13/2029(a)	208,493
700,000	AIB Group PLC, (fixed rate to 10/14/2025, variable rate thereafter), 7.583%, 10/14/2026(a)	718,216
360,000	Ally Financial, Inc., (fixed rate to 1/03/2029, variable rate thereafter), 6.848%, 1/03/2030	370,500
215,000	Ally Financial, Inc., 7.100%, 11/15/2027	224,646
325,000	ANZ New Zealand International Ltd., 5.355%, 8/14/2028(a)	328,656
355,000	ASB Bank Ltd., (fixed rate to 6/17/2027, variable rate thereafter), 5.284%, 6/17/2032(a)	349,476
1,000,000	Banco Bilbao Vizcaya Argentaria SA, 5.381%, 3/13/2029	1,008,883
1,000,000	Banco Santander SA, (fixed rate to 3/14/2029, variable rate thereafter), 5.538%, 3/14/2030	1,000,100
840,000	Bank of America Corp., MTN, (fixed rate to 4/02/2025, variable rate thereafter), 3.384%, 4/02/2026	821,577
675,000	Bank of America Corp., (fixed rate to 1/23/2034, variable rate thereafter), 5.468%, 1/23/2035	679,400
710,000	Bank of Ireland Group PLC, (fixed rate to 3/20/2029, variable rate thereafter), 5.601%, 3/20/2030(a)	709,304
315,000	Bank of Ireland Group PLC, (fixed rate to 9/16/2025, variable rate thereafter), 6.253%, 9/16/2026(a)	316,814
570,000	Bank of New York Mellon Corp., (fixed rate to 4/26/2026, variable rate thereafter), 4.947%, 4/26/2027	567,398
Principal Amount	Description	Value (†)
	Banking — continued
$370,000	Bank of New York Mellon Corp., MTN, (fixed rate to 3/14/2029, variable rate thereafter), 4.975%, 3/14/2030	$370,318
250,000	Bank of New Zealand, 2.285%, 1/27/2027(a)	231,421
565,000	BNP Paribas SA, (fixed rate to 1/09/2029, variable rate thereafter), 5.176%, 1/09/2030(a)	565,040
435,000	BNP Paribas SA, (fixed rate to 2/20/2034, variable rate thereafter), 5.738%, 2/20/2035(a)	437,906
465,000	CaixaBank SA, (fixed rate to 6/15/2034, variable rate thereafter), 6.037%, 6/15/2035(a)	469,141
605,000	Capital One Financial Corp., (fixed rate to 10/29/2026, variable rate thereafter), 7.149%, 10/29/2027	629,630
1,265,000	Citibank NA, 5.488%, 12/04/2026	1,278,526
530,000	Citizens Financial Group, Inc., (fixed rate to 5/21/2032, variable rate thereafter), 5.641%, 5/21/2037	494,712
365,000	Comerica, Inc., (fixed rate to 1/30/2029, variable rate thereafter), 5.982%, 1/30/2030	360,611
485,000	Credit Agricole SA, 5.365%, 3/11/2034(a)	486,416
485,000	Credit Agricole SA, (fixed rate to 10/03/2028, variable rate thereafter), 6.316%, 10/03/2029(a)	502,809
335,000	Credit Suisse AG, 5.000%, 7/09/2027	331,947
800,000	Danske Bank AS, (fixed rate to 9/10/2024, variable rate thereafter), 0.976%, 9/10/2025(a)	782,202
595,000	Danske Bank AS, (fixed rate to 3/01/2029, variable rate thereafter), 5.705%, 3/01/2030(a)	598,802
445,000	Deutsche Bank AG, (fixed rate to 2/08/2027, variable rate thereafter), 5.706%, 2/08/2028	444,354
590,000	DNB Bank ASA, (fixed rate to 9/16/2025, variable rate thereafter), 1.127%, 9/16/2026(a)	553,114
720,000	Federation des Caisses Desjardins du Quebec, 5.700%, 3/14/2028(a)	731,275
1,650,000	Goldman Sachs Group, Inc., (fixed rate to 8/10/2025, variable rate thereafter), 5.798%, 8/10/2026	1,655,348
430,000	HSBC Holdings PLC, (fixed rate to 8/14/2026, variable rate thereafter), 5.887%, 8/14/2027	433,761
520,000	HSBC USA, Inc., 3.750%, 5/24/2024	518,814
525,000	HSBC USA, Inc., 5.625%, 3/17/2025	525,950
290,000	Huntington Bancshares, Inc., (fixed rate to 8/21/2028, variable rate thereafter), 6.208%, 8/21/2029	296,818
290,000	Huntington National Bank, 5.650%, 1/10/2030	291,619
245,000	Intesa Sanpaolo SpA, 7.200%, 11/28/2033(a)	264,821
550,000	JPMorgan Chase & Co., (fixed rate to 6/01/2028, variable rate thereafter), 2.069%, 6/01/2029	487,879
1,685,000	JPMorgan Chase Bank NA, 5.110%, 12/08/2026	1,689,838
435,000	KeyBank NA, 5.850%, 11/15/2027	431,404
1,110,000	Morgan Stanley, (fixed rate to 7/20/2028, variable rate thereafter), 5.449%, 7/20/2029	1,119,734
820,000	Morgan Stanley Bank NA, 5.882%, 10/30/2026	835,808
925,000	National Australia Bank Ltd., 4.900%, 6/13/2028	926,844
1,130,000	National Bank of Canada, (fixed rate to 6/09/2024, variable rate thereafter), 3.750%, 6/09/2025	1,125,017
410,000	National Bank of Canada, 5.600%, 12/18/2028	416,791
495,000	Nationwide Building Society, (fixed rate to 10/18/2026, variable rate thereafter), 6.557%, 10/18/2027(a)	507,831
565,000	NatWest Group PLC, MTN, (fixed rate to 3/01/2034, variable rate thereafter), 5.778%, 3/01/2035	572,872
935,000	NatWest Markets PLC, 1.600%, 9/29/2026(a)	854,871
See accompanying notes to financial statements.
37 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Banking — continued
$210,000	Northern Trust Corp., (fixed rate to 5/08/2027, variable rate thereafter), 3.375%, 5/08/2032	$195,742
375,000	Santander Holdings USA, Inc., (fixed rate to 1/09/2029, variable rate thereafter), 6.174%, 1/09/2030	378,380
220,000	Societe Generale SA, (fixed rate to 1/19/2034, variable rate thereafter), 6.066%, 1/19/2035(a)	221,310
415,000	Standard Chartered PLC, (fixed rate to 2/08/2029, variable rate thereafter), 7.018%, 2/08/2030(a)	439,178
885,000	State Street Corp., 4.993%, 3/18/2027	886,714
400,000	Sumitomo Mitsui Trust Bank Ltd., 5.200%, 3/07/2027(a)	400,331
835,000	Swedbank AB, 5.407%, 3/14/2029(a)	834,985
325,000	Swedbank AB, 6.136%, 9/12/2026(a)	329,323
560,000	Synchrony Bank, 5.400%, 8/22/2025	554,949
285,000	Synchrony Financial, 4.875%, 6/13/2025	280,760
1,445,000	Toronto-Dominion Bank, GMTN, 4.994%, 4/05/2029	1,445,087
630,000	Truist Financial Corp., MTN, (fixed rate to 1/26/2033, variable rate thereafter), 5.122%, 1/26/2034	606,393
525,000	Truist Financial Corp., MTN, (fixed rate to 10/30/2028, variable rate thereafter), 7.161%, 10/30/2029	559,861
585,000	UniCredit SpA, (fixed rate to 9/22/2025, variable rate thereafter), 2.569%, 9/22/2026(a)	557,164
655,000	Wells Fargo & Co., MTN, (fixed rate to 4/25/2025, variable rate thereafter), 3.908%, 4/25/2026	642,855
		38,875,026
	Brokerage — 0.5%
310,000	Cantor Fitzgerald LP, 7.200%, 12/12/2028(a)	320,701
285,000	Jefferies Financial Group, Inc., 5.875%, 7/21/2028	290,124
350,000	Lseg U.S. Fin Corp., 5.297%, 3/28/2034(a)	352,208
430,000	TPG Operating Group II LP, 5.875%, 3/05/2034	436,076
		1,399,109
	Chemicals — 0.4%
240,000	Cabot Corp., 4.000%, 7/01/2029	226,531
1,015,000	LYB International Finance III LLC, 5.500%, 3/01/2034	1,016,877
		1,243,408
	Collateralized Mortgage Obligations — 0.6%
79,239	Government National Mortgage Association, Series 2014-H14, Class FA, 1 mo. USD SOFR + 0.614%, 5.963%, 7/20/2064(c)	79,136
72,154	Government National Mortgage Association, Series 2014-H15, Class FA, 1 mo. USD SOFR + 0.614%, 5.944%, 7/20/2064(c)	72,057
174	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(b)	156
80,828	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	77,894
238,110	Government National Mortgage Association, Series 2016-H06, Class FC, 1 mo. USD SOFR + 1.034%, 6.364%, 2/20/2066(c)	237,879
748,443	Government National Mortgage Association, Series 2018-H17, Class JA, 3.750%, 9/20/2068(c)	710,230
128,440	Government National Mortgage Association, Series 2019-H01, Class FL, 1 mo. USD SOFR + 0.564%, 5.894%, 12/20/2068(c)	128,386
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$175,008	Government National Mortgage Association, Series 2019-H01, Class FT, 1 mo. USD SOFR + 0.514%, 5.844%, 10/20/2068(c)	$174,751
380,631	Government National Mortgage Association, Series 2019-H10, Class FM, 1 mo. USD SOFR + 0.514%, 5.844%, 5/20/2069(c)	379,515
		1,860,004
	Construction Machinery — 0.7%
475,000	Caterpillar Financial Services Corp., 4.850%, 2/27/2029	477,725
480,000	CNH Industrial Capital LLC, 5.500%, 1/12/2029	486,877
1,010,000	John Deere Capital Corp., MTN, 4.900%, 3/07/2031	1,010,275
		1,974,877
	Consumer Cyclical Services — 0.1%
150,000	CBRE Services, Inc., 5.500%, 4/01/2029	150,906
165,000	Expedia Group, Inc., 6.250%, 5/01/2025(a)	165,721
		316,627
	Consumer Products — 0.4%
165,000	Brunswick Corp., 5.850%, 3/18/2029	166,792
620,000	Estee Lauder Cos., Inc., 5.000%, 2/14/2034	615,051
245,000	Whirlpool Corp., 5.750%, 3/01/2034	245,779
		1,027,622
	Diversified Manufacturing — 0.2%
510,000	Honeywell International, Inc., 5.000%, 3/01/2035	511,915
	Electric — 4.2%
435,000	AES Corp., 3.300%, 7/15/2025(a)	421,398
425,000	Ameren Corp., 5.000%, 1/15/2029	422,675
365,000	American Electric Power Co., Inc., 5.200%, 1/15/2029	365,858
565,000	American Electric Power Co., Inc., 5.699%, 8/15/2025	566,156
340,000	Appalachian Power Co., 5.650%, 4/01/2034	343,143
120,000	Consolidated Edison Co. of New York, Inc., Series B, 2.900%, 12/01/2026	112,661
745,000	DTE Energy Co., 4.220%, 11/01/2024	738,123
740,000	Edison International, 4.700%, 8/15/2025	730,911
310,000	Entergy Corp., 0.900%, 9/15/2025	290,576
710,000	Entergy Louisiana LLC, 5.350%, 3/15/2034	712,654
665,000	Eversource Energy, 5.950%, 2/01/2029	686,186
750,000	Liberty Utilities Co., 5.577%, 1/31/2029(a)	754,046
370,000	National Grid PLC, 5.418%, 1/11/2034	367,394
685,000	National Rural Utilities Cooperative Finance Corp., MTN, 5.600%, 11/13/2026	694,016
141,000	National Rural Utilities Cooperative Finance Corp., 3 mo. USD SOFR + 3.172%, 8.489%, 4/30/2043(c)	140,648
865,000	NextEra Energy Capital Holdings, Inc., 5.250%, 3/15/2034	863,087
345,000	Public Service Enterprise Group, Inc., 5.200%, 4/01/2029	345,265
215,000	Southern California Edison Co., 5.150%, 6/01/2029	215,883
290,000	Southern California Edison Co., 5.200%, 6/01/2034	287,093
675,000	Southern Co., 5.500%, 3/15/2029	687,830
730,000	Vistra Operations Co. LLC, 5.125%, 5/13/2025(a)	724,459
830,000	WEC Energy Group, Inc., 4.750%, 1/09/2026	822,339
725,000	Xcel Energy, Inc., 5.500%, 3/15/2034	720,931
		12,013,332
	Finance Companies — 3.2%
365,000	Air Lease Corp., 5.100%, 3/01/2029	362,579
555,000	Aircastle Ltd., 2.850%, 1/26/2028(a)	498,190
See accompanying notes to financial statements.
| 38

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Finance Companies — continued
$170,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	$170,067
190,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	193,811
360,000	Ares Capital Corp., 7.000%, 1/15/2027	370,346
265,000	ARES Capital Corp., 5.875%, 3/01/2029	264,207
545,000	Bain Capital Specialty Finance, Inc., 2.550%, 10/13/2026	500,172
310,000	Blackstone Private Credit Fund, 2.625%, 12/15/2026	282,851
490,000	Blackstone Secured Lending Fund, 2.850%, 9/30/2028	432,019
260,000	Blue Owl Capital Corp., 3.750%, 7/22/2025	252,218
45,000	Blue Owl Capital Corp., 4.250%, 1/15/2026	43,649
295,000	Blue Owl Capital Corp., 5.950%, 3/15/2029	293,339
265,000	Blue Owl Capital Corp. II, 8.450%, 11/15/2026(a)	272,945
490,000	Blue Owl Credit Income Corp., 7.950%, 6/13/2028(a)	508,362
355,000	Blue Owl Technology Finance Corp., 4.750%, 12/15/2025(a)	341,351
575,000	Blue Owl Technology Finance Corp. II, 6.750%, 4/04/2029(a)	567,867
145,000	FS KKR Capital Corp., 3.125%, 10/12/2028	126,673
295,000	FS KKR Capital Corp., 7.875%, 1/15/2029	308,315
190,000	GATX Corp., 5.400%, 3/15/2027	191,300
275,000	Goldman Sachs BDC, Inc., 6.375%, 3/11/2027	277,050
480,000	Golub Capital BDC, Inc., 2.500%, 8/24/2026	441,015
220,000	Golub Capital BDC, Inc., 6.000%, 7/15/2029	216,066
465,000	Hercules Capital, Inc., 3.375%, 1/20/2027	427,029
185,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(a)	187,927
370,000	Main Street Capital Corp., 3.000%, 7/14/2026	344,771
150,000	New Mountain Finance Corp., 6.875%, 2/01/2029	148,419
330,000	Sixth Street Lending Partners, 6.500%, 3/11/2029(a)	329,804
285,000	Sixth Street Specialty Lending, Inc., 6.125%, 3/01/2029	283,352
520,000	USAA Capital Corp., 3.375%, 5/01/2025(a)	510,080
		9,145,774
	Financial Other — 0.2%
470,000	LeasePlan Corp. NV, 2.875%, 10/24/2024(a)	462,341
185,000	ORIX Corp., 3.250%, 12/04/2024	182,165
		644,506
	Food & Beverage — 2.4%
630,000	Anheuser-Busch InBev Worldwide, Inc., 5.000%, 6/15/2034	633,748
695,000	Bimbo Bakeries USA, Inc., 6.050%, 1/15/2029(a)	719,130
280,000	Cargill, Inc., 4.500%, 6/24/2026(a)	277,645
1,135,000	Conagra Brands, Inc., 5.300%, 10/01/2026	1,136,816
615,000	Constellation Brands, Inc., 4.800%, 1/15/2029	609,606
1,005,000	Keurig Dr Pepper, Inc., Series 10, 5.200%, 3/15/2031	1,007,397
1,450,000	Nestle Capital Corp., 4.650%, 3/12/2029(a)	1,444,560
915,000	Pernod Ricard International Finance LLC, 1.250%, 4/01/2028(a)	794,147
320,000	Tyson Foods, Inc., 5.700%, 3/15/2034	324,221
		6,947,270
	Government Owned - No Guarantee — 0.4%
800,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	729,991
350,000	BOC Aviation USA Corp., 1.625%, 4/29/2024(a)	348,888
		1,078,879
	Health Care REITs — 0.1%
235,000	Omega Healthcare Investors, Inc., 4.500%, 1/15/2025	232,414
Principal Amount	Description	Value (†)
	Health Insurance — 0.5%
$780,000	Humana, Inc., 5.375%, 4/15/2031	$780,420
645,000	Humana, Inc., 5.750%, 12/01/2028	660,956
		1,441,376
	Healthcare — 0.7%
1,030,000	Cigna Group, 5.250%, 2/15/2034	1,028,537
755,000	GE HealthCare Technologies, Inc., 5.550%, 11/15/2024	754,013
320,000	IQVIA, Inc., 5.700%, 5/15/2028	324,438
		2,106,988
	Hybrid ARMs — 0.0%
24,296	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.500%, 6.111%, 5/01/2036(c)	24,985
12,645	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.225%, 6.149%, 1/01/2035(c)	12,934
		37,919
	Independent Energy — 0.2%
460,000	Pioneer Natural Resources Co., 5.100%, 3/29/2026	459,420
	Industrial Other — 0.0%
50,000	CIMIC Finance USA Pty. Ltd., 7.000%, 3/25/2034(a)	51,340
	Life Insurance — 4.0%
290,000	Athene Global Funding, 2.500%, 3/24/2028(a)	258,670
520,000	Athene Holding Ltd., 6.250%, 4/01/2054	527,739
780,000	Brighthouse Financial Global Funding, 1.750%, 1/13/2025(a)	753,878
835,000	CNO Global Funding, 2.650%, 1/06/2029(a)	727,101
670,000	Corebridge Global Funding, 5.750%, 7/02/2026(a)	670,677
155,000	F&G Annuities & Life, Inc., 7.400%, 1/13/2028	160,962
875,000	F&G Global Funding, 5.150%, 7/07/2025(a)	861,540
995,000	GA Global Funding Trust, 2.250%, 1/06/2027(a)	910,474
665,000	Great-West Lifeco U.S. Finance 2020 LP, 0.904%, 8/12/2025(a)	626,168
1,370,000	Guardian Life Global Funding, 1.100%, 6/23/2025(a)	1,303,253
300,000	Jackson National Life Global Funding, 1.750%, 1/12/2025(a)	290,967
155,000	Jackson National Life Global Funding, 3.875%, 6/11/2025(a)	151,071
385,000	Lincoln National Corp., 5.852%, 3/15/2034	380,057
650,000	Mutual of Omaha Cos. Global Funding, 5.450%, 12/12/2028(a)	662,395
400,000	New York Life Global Funding, 5.000%, 1/09/2034(a)	395,729
840,000	Northwestern Mutual Global Funding, 4.900%, 6/12/2028(a)	834,868
370,000	Protective Life Global Funding, 4.714%, 7/06/2027(a)	366,009
655,000	Reliance Standard Life Global Funding II, 2.750%, 5/07/2025(a)	633,656
415,000	Reliance Standard Life Global Funding II, 5.243%, 2/02/2026(a)	410,742
570,000	RGA Global Funding, 2.700%, 1/18/2029(a)	507,983
		11,433,939
	Lodging — 0.3%
400,000	Hyatt Hotels Corp., 5.750%, 1/30/2027	406,224
360,000	Marriott International, Inc., 5.550%, 10/15/2028	367,599
		773,823
	Media Entertainment — 0.7%
805,000	Fox Corp., 6.500%, 10/13/2033	852,642
See accompanying notes to financial statements.
39 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Media Entertainment — continued
$550,000	Prosus NV, 4.193%, 1/19/2032(a)	$477,572
835,000	Take-Two Interactive Software, Inc., 4.950%, 3/28/2028	831,790
		2,162,004
	Metals & Mining — 0.5%
1,010,000	Glencore Funding LLC, 5.634%, 4/04/2034(a)	1,012,699
475,000	Newmont Corp./ Newcrest Finance Pty Ltd., 5.350%, 3/15/2034(a)	478,029
		1,490,728
	Midstream — 0.2%
600,000	Williams Cos., Inc., 5.400%, 3/02/2026	601,541
	Mortgage Related — 0.6%
404	Federal Home Loan Mortgage Corp., 3.000%, 10/01/2026	393
3	Federal Home Loan Mortgage Corp., 8.000%, 7/01/2025	3
10,058	Government National Mortgage Association, 3.890%, with various maturities in 2062(c)(d)	9,600
13,325	Government National Mortgage Association, 4.015%, 4/20/2063(c)	12,847
13,608	Government National Mortgage Association, 4.102%, 6/20/2066(c)	13,028
37,585	Government National Mortgage Association, 4.349%, 9/20/2066(c)	36,454
35,724	Government National Mortgage Association, 4.369%, 11/20/2066(c)	34,699
1,111	Government National Mortgage Association, 4.371%, 11/20/2064(c)	1,080
114,132	Government National Mortgage Association, 4.394%, 10/20/2066(c)	111,146
52,877	Government National Mortgage Association, 4.411%, 10/20/2066(c)	51,414
52,404	Government National Mortgage Association, 4.453%, 11/20/2066(c)	50,939
111,093	Government National Mortgage Association, 4.481%, 9/20/2066(c)	108,798
32,478	Government National Mortgage Association, 4.485%, 8/20/2066(c)	31,675
45,861	Government National Mortgage Association, 4.578%, 10/20/2066(c)	44,889
253,307	Government National Mortgage Association, 4.585%, 7/20/2067(c)	246,620
631,419	Government National Mortgage Association, 4.639%, 4/20/2067(c)	617,008
377,135	Government National Mortgage Association, 4.700%, with various maturities from 2064 to 2067(c)(d)	369,776
		1,740,369
	Natural Gas — 0.2%
410,000	NiSource, Inc., 5.350%, 4/01/2034	407,779
155,000	Sempra, 5.400%, 8/01/2026	155,448
		563,227
	Non-Agency Commercial Mortgage-Backed Securities — 6.1%
270,000	BANK, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	235,268
870,000	BANK, Series 2021-BN37, Class A5, 2.618%, 11/15/2064(c)	732,531
635,000	BANK, Series 2023-5YR3, Class A3, 6.724%, 9/15/2056(c)	673,628
Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$385,000	BANK, Series 2023-5YR4, Class A3, 6.500%, 12/15/2056	$405,647
660,000	BBCMS Mortgage Trust, Series 2020-BID, Class A, 1 mo. USD SOFR + 2.254%, 7.581%, 10/15/2037(a)(c)	656,700
865,000	BBCMS Mortgage Trust, Series 2021-C12, Class A5, 2.689%, 11/15/2054	736,969
173,715	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030(a)	161,225
285,000	Benchmark Mortgage Trust, Series 2020-B16, Class A5, 2.732%, 2/15/2053	249,893
520,000	Benchmark Mortgage Trust, Series 2023-V2, Class A3, 5.812%, 5/15/2055(c)	531,634
520,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 6.851%, 12/15/2038(a)(c)	491,484
360,000	BPR Trust, Series 2022-OANA, Class A, 1 mo. USD SOFR + 1.898%, 7.223%, 4/15/2037(a)(c)	361,802
491,600	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.865%, 1/10/2048	473,739
361,996	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.283%, 5/10/2058	346,167
992,138	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314%, 4/10/2049	943,375
540,000	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	481,323
403,490	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	375,007
280,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS3, Class A4, 3.819%, 6/10/2047	278,600
280,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1, Class A5, 3.350%, 2/10/2048	274,208
520,299	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2, Class A5, 3.765%, 2/10/2049	500,706
795,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	703,575
24,255	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617%, 11/15/2048	23,885
470,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	411,292
335,000	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314%, 9/12/2040(a)	342,450
365,000	GS Mortgage Securities Corp. II, Series 2023-SHIP, Class A, 4.322%, 9/10/2038(a)(c)	353,363
605,000	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	459,551
440,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033(a)(c)	355,737
245,000	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	216,456
180,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034(a)	168,400
282,664	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034(a)	274,601
575,000	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4, 3.386%, 6/13/2052	517,403
776,275	Med Trust, Series 2021-MDLN, Class A, 1 mo. USD SOFR + 1.064%, 6.390%, 11/15/2038(a)(c)	774,334
129,604	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306%, 4/15/2048	126,350
550,000	Morgan Stanley Capital I Trust, Series 2020-L4, Class A3, 2.698%, 2/15/2053	483,506
See accompanying notes to financial statements.
| 40

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$845,000	New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061(a)	$740,001
465,000	SCOTT Trust, Series 2023-SFS, Class A, 5.910%, 3/15/2040(a)	467,655
980,000	SPGN Mortgage Trust, Series 2022-TFLM, Class A, 1 mo. USD SOFR + 1.550%, 6.875%, 2/15/2039(a)(c)	963,248
201,109	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426%, 3/15/2059	192,391
490,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C58, Class A4, 2.092%, 7/15/2053	406,370
825,000	Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.000%, 4/15/2055(c)	763,908
		17,654,382
	Office REITs — 0.2%
485,000	Hudson Pacific Properties LP, 5.950%, 2/15/2028	448,015
	Other REITs — 0.1%
260,000	Prologis Targeted U.S. Logistics Fund LP, 5.250%, 4/01/2029(a)	259,254
	Packaging — 0.1%
335,000	Amcor Flexibles North America, Inc., 4.000%, 5/17/2025	328,917
	Paper — 0.2%
570,000	Smurfit Kappa Treasury ULC, 5.438%, 4/03/2034(a)	571,112
	Pharmaceuticals — 0.6%
770,000	Astrazeneca Finance LLC, 4.850%, 2/26/2029	772,172
715,000	Bayer U.S. Finance LLC, 6.500%, 11/21/2033(a)	727,518
195,000	Bristol-Myers Squibb Co., 5.100%, 2/22/2031	196,886
		1,696,576
	Property & Casualty Insurance — 0.9%
1,015,000	Aon North America, Inc., 5.450%, 3/01/2034	1,026,716
65,000	CNA Financial Corp., 5.125%, 2/15/2034	63,241
390,000	Radian Group, Inc., 6.200%, 5/15/2029	395,786
395,000	SiriusPoint Ltd., 7.000%, 4/05/2029	394,944
240,000	Trustage Financial Group, Inc., 4.625%, 4/15/2032(a)	208,854
430,000	Willis North America, Inc., 5.900%, 3/05/2054	435,305
		2,524,846
	Refining — 0.4%
1,005,000	Phillips 66 Co., 5.250%, 6/15/2031	1,018,399
	Restaurants — 0.1%
350,000	Starbucks Corp., 5.000%, 2/15/2034	346,935
	Retail REITs — 0.1%
370,000	Realty Income Corp., 5.125%, 2/15/2034	363,073
	Retailers — 0.8%
345,000	AutoNation, Inc., 3.500%, 11/15/2024	340,501
290,000	AutoNation, Inc., 4.500%, 10/01/2025	285,539
525,000	AutoZone, Inc., 5.050%, 7/15/2026	525,820
375,000	O'Reilly Automotive, Inc., 5.750%, 11/20/2026	381,171
670,000	Tapestry, Inc., 7.700%, 11/27/2030	714,497
		2,247,528
	Technology — 1.3%
305,000	Avnet, Inc., 6.250%, 3/15/2028	312,430
440,000	Broadcom, Inc., 4.000%, 4/15/2029(a)	419,137
570,000	CDW LLC/CDW Finance Corp., 3.276%, 12/01/2028	519,977
330,000	Equifax, Inc., 5.100%, 6/01/2028	330,567
265,000	Fiserv, Inc., 5.350%, 3/15/2031	268,090
355,000	Flex Ltd., 6.000%, 1/15/2028	361,089
525,000	Global Payments, Inc., 1.500%, 11/15/2024	511,643
Principal Amount	Description	Value (†)
	Technology — continued
$490,000	Microchip Technology, Inc., 5.050%, 3/15/2029	$490,074
350,000	Micron Technology, Inc., 6.750%, 11/01/2029	375,676
200,000	Qorvo, Inc., 1.750%, 12/15/2024	194,085
		3,782,768
	Tobacco — 0.9%
550,000	Altria Group, Inc., 6.200%, 11/01/2028	573,249
475,000	BAT Capital Corp., 5.834%, 2/20/2031	479,077
1,215,000	Philip Morris International, Inc., 5.125%, 2/13/2031	1,207,035
430,000	Philip Morris International, Inc., 5.500%, 9/07/2030	438,235
		2,697,596
	Transportation Services — 0.7%
275,000	Element Fleet Management Corp., 3.850%, 6/15/2025(a)	268,496
440,000	Element Fleet Management Corp., 6.319%, 12/04/2028(a)	454,604
175,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.000%, 7/15/2025(a)	171,370
130,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.350%, 1/12/2027(a)	130,094
450,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.350%, 3/30/2029(a)	450,308
565,000	Ryder System, Inc., MTN, 5.375%, 3/15/2029	569,689
		2,044,561
	Treasuries — 31.7%
3,635,000	U.S. Treasury Notes, 2.750%, 7/31/2027	3,452,114
5,200,000	U.S. Treasury Notes, 3.250%, 6/30/2027	5,021,656
6,850,000	U.S. Treasury Notes, 3.625%, 3/31/2028	6,677,680
11,070,000	U.S. Treasury Notes, 3.625%, 5/31/2028	10,789,358
17,710,000	U.S. Treasury Notes, 3.875%, 11/30/2027	17,423,596
1,105,000	U.S. Treasury Notes, 3.875%, 12/31/2027	1,087,173
5,925,000	U.S. Treasury Notes, 4.000%, 1/31/2029	5,863,899
13,855,000	U.S. Treasury Notes, 4.125%, 7/31/2028	13,768,406
7,200,000	U.S. Treasury Notes, 4.250%, 2/28/2029	7,209,563
9,155,000	U.S. Treasury Notes, 4.375%, 11/30/2028	9,203,278
1,990,000	U.S. Treasury Notes, 4.750%, 7/31/2025	1,986,502
3,335,000	U.S. Treasury Notes, 4.875%, 11/30/2025	3,339,820
5,510,000	U.S. Treasury Notes, 5.000%, 10/31/2025	5,525,497
		91,348,542
	Wireless — 0.2%
520,000	T-Mobile USA, Inc., 4.850%, 1/15/2029	516,148
	Wirelines — 0.2%
715,000	Bell Telephone Co. of Canada or Bell Canada, 5.200%, 2/15/2034	708,625
	Total Bonds and Notes (Identified Cost $285,859,430)	281,661,393

See accompanying notes to financial statements.
41 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)

Short-Term Investments — 2.3%
$6,662,223	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2024 at 3.500% to be repurchased at $6,664,814 on 4/01/2024 collateralized by $7,325,600 U.S. Treasury Note, 0.750% due 4/30/2026 valued at $6,795,522 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $6,662,223)	$6,662,223
	Total Investments — 100.1% (Identified Cost $292,521,653)	288,323,616
	Other assets less liabilities — (0.1)%	(322,075)
	Net Assets — 100.0%	$288,001,541

(†)	See Note 2 of Notes to Financial Statements.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the value of
Rule 144A holdings amounted to $82,255,529 or 28.6% of net assets.

(b)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(c)
Variable rate security. Rate as of March 31, 2024 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(d)
The Fund’s investment in mortgage related securities of
Government National Mortgage Association are interests in
separate pools of mortgages. All separate investments in
securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of
Investments.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate
At March 31, 2024, open long futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	6/28/2024	64	$6,828,435	$6,849,000	$20,565
Ultra 10-Year U.S. Treasury Notes Futures	6/18/2024	107	12,138,710	12,263,203	124,493
Total					$145,058
Industry Summary at March 31, 2024 (Unaudited)
Treasuries	31.7%
Banking	13.5
ABS Car Loan	9.3
Non-Agency Commercial Mortgage-Backed Securities	6.1
Electric	4.2
Life Insurance	4.0
ABS Other	3.9
Automotive	3.5
Finance Companies	3.2
Food & Beverage	2.4
Other Investments, less than 2% each	16.0
Short-Term Investments	2.3
Total Investments	100.1
Other assets less liabilities (including futures contracts)	(0.1)
Net Assets	100.0%
See accompanying notes to financial statements.
| 42

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 94.6% of Net Assets
	ABS Car Loan — 1.9%
$3,220,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class A, 3.830%, 8/21/2028(a)	$3,089,003
1,461,379	Carvana Auto Receivables Trust, Series 2021-N2, Class A2, 0.970%, 3/10/2028	1,394,924
437,935	Exeter Automobile Receivables Trust, Series 2022-5A, Class A3, 5.430%, 4/15/2026	437,864
655,000	GM Financial Revolving Receivables Trust, Series 2021-1, Class A, 1.170%, 6/12/2034(a)	597,393
1,555,000	Hertz Vehicle Financing III LLC, Series 2023-3A, Class A, 5.940%, 2/25/2028(a)	1,578,997
1,260,000	NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.120%, 3/15/2029(a)	1,258,889
620,000	PenFed Auto Receivables Owner Trust, Series 2022-A, Class A4, 4.180%, 12/15/2028(a)	610,880
765,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.350%, 5/25/2033(a)	729,985
4,365,000	Toyota Auto Loan Extended Note Trust, Series 2022-1A, Class A, 3.820%, 4/25/2035(a)	4,222,211
		13,920,146
	ABS Other — 0.6%
810,000	BHG Securitization Trust, Series 2024-1CON, Class A, 5.810%, 4/17/2035(a)	812,850
24,355	Chesapeake Funding II LLC, Series 2020-1A, Class A1, 0.870%, 8/15/2032(a)	24,294
110,427	Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 0.560%, 12/11/2034(a)	109,995
452,710	Enterprise Fleet Financing LLC, Series 2022-3, Class A2, 4.380%, 7/20/2029(a)	447,881
247,167	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037(a)	231,641
775,000	MVW LLC, Series 2024-1A, Class A, 5.320%, 2/20/2043(a)	778,002
347,397	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class A, 1.330%, 7/20/2037(a)	332,915
474,823	Welk Resorts LLC, Series 2019-AA, Class A, 2.800%, 6/15/2038(a)	461,892
1,110,000	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	1,110,533
		4,310,003
	ABS Student Loan — 0.8%
1,225,422	Navient Private Education Refi Loan Trust, Series 2019-FA, Class A2, 2.600%, 8/15/2068(a)	1,146,740
384,876	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.690%, 5/15/2069(a)	351,239
1,350,987	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.060%, 10/15/2069(a)	1,187,110
3,203,186	Navient Private Education Refi Loan Trust, Series 2021-EA, Class A, 0.970%, 12/16/2069(a)	2,764,888
693,017	SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.340%, 3/17/2053(a)	622,495
		6,072,472
	Agency Commercial Mortgage-Backed Securities — 26.2%
2,580,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.224%, 3/25/2027	2,477,248
18,877,975	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K139, Class A1, 2.209%, 10/25/2031	17,051,739
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$11,380,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K747, Class A2, 2.050%, 11/25/2028(b)	$10,171,319
7,855,681	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KC06, Class A2, 2.541%, 8/25/2026	7,461,567
2,124,509	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-F100, Class AS, 30 day USD SOFR Average + 0.180%, 5.500%, 1/25/2028(b)	2,101,376
5,084,629	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-F121, Class AS, 30 day USD SOFR Average + 0.180%, 5.500%, 8/25/2028(b)	5,037,149
12,456,790	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF123, Class AS, 30 day USD SOFR Average + 0.200%, 5.520%, 9/25/2028(b)	12,324,051
1,239,233	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF53, Class A, 30 day USD SOFR Average + 0.504%, 5.825%, 10/25/2025(b)	1,235,406
5,148,214	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF72, Class A, 30 day USD SOFR Average + 0.614%, 5.935%, 10/25/2026(b)	5,136,845
707,393	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF74, Class AS, 1 mo. USD SOFR Historical Calendar Day Compounded + 0.530%, 5.850%, 1/25/2027(b)	705,821
4,980,730	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF77, Class AL, 30 day USD SOFR Average + 0.814%, 6.135%, 2/25/2027(b)	4,992,151
6,550,937	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF77, Class AS, 30 day USD SOFR Average + 0.900%, 6.220%, 2/25/2027(b)	6,610,839
17,368,194	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF78, Class AL, 30 day USD SOFR Average + 0.914%, 6.235%, 3/25/2030(b)	17,490,516
17,368,194	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF78, Class AS, 30 day USD SOFR Average + 1.000%, 6.320%, 3/25/2030(b)	17,639,853
2,801,455	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF79, Class AL, 30 day USD SOFR Average + 0.584%, 5.905%, 5/25/2030(b)	2,797,105
2,585,071	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF79, Class AS, 30 day USD SOFR Average + 0.580%, 5.900%, 5/25/2030(b)	2,588,930
3,838,266	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF80, Class AL, 30 day USD SOFR Average + 0.554%, 5.875%, 6/25/2030(b)	3,825,452
2,156,574	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF80, Class AS, 30 day USD SOFR Average + 0.510%, 5.830%, 6/25/2030(b)	2,149,971
See accompanying notes to financial statements.
43 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Limited Term Government and Agency Fund (continued)
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$806,229	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF81, Class AL, 30 day USD SOFR Average + 0.474%, 5.795%, 6/25/2027(b)	$803,324
604,672	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF81, Class AS, 30 day USD SOFR Average + 0.400%, 5.720%, 6/25/2027(b)	600,976
470,675	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF84, Class AL, 30 day USD SOFR Average + 0.414%, 5.735%, 7/25/2030(b)	467,401
395,965	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF84, Class AS, 30 day USD SOFR Average + 0.320%, 5.640%, 7/25/2030(b)	392,909
128,034	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF85, Class AL, 30 day USD SOFR Average + 0.414%, 5.735%, 8/25/2030(b)	127,101
341,309	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF85, Class AS, 30 day USD SOFR Average + 0.330%, 5.650%, 8/25/2030(b)	338,014
509,165	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF86, Class AL, 30 day USD SOFR Average + 0.404%, 5.725%, 8/25/2027(b)	507,736
454,670	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF86, Class AS, 30 day USD SOFR Average + 0.320%, 5.640%, 8/25/2027(b)	451,603
377,159	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF93, Class AL, 30 day USD SOFR Average + 0.394%, 5.715%, 10/25/2027(b)	375,175
452,835	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF93, Class AS, 30 day USD SOFR Average + 0.310%, 5.630%, 10/25/2027(b)	448,235
2,444,646	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF97, Class AS, 30 day USD SOFR Average + 0.250%, 5.570%, 12/25/2030(b)	2,409,797
6,185,735	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ20, Class A2, 3.799%, 12/25/2025	6,067,211
8,074,466	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ21, Class A2, 3.700%, 9/25/2026	7,861,471
5,988,735	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	5,723,932
7,165,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ37, Class A2, 2.333%, 11/25/2030	6,311,979
16,300,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ42, Class A2, 4.118%, 11/25/2032	15,732,287
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$8,515,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS12, Class A, 30 day USD SOFR Average + 0.764%, 6.085%, 8/25/2029(b)	$8,530,572
2,855,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS14, Class AL, 30 day USD SOFR Average + 0.454%, 5.775%, 4/25/2030(b)	2,843,646
3,140,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS14, Class AS, 30 day USD SOFR Average + 0.370%, 5.690%, 4/25/2030(b)	3,116,481
403,546	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series Q008, Class A, 30 day USD SOFR Average + 0.504%, 5.825%, 10/25/2045(b)	402,224
3,909,804	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series Q016, Class APT1, 1.242%, 5/25/2051(b)	3,631,625
5,200,000	Federal National Mortgage Association, 3.580%, 1/01/2026	5,070,852
700,247	Federal National Mortgage Association, Series 2020-M5, Class FA, 30 day USD SOFR Average + 0.574%, 5.895%, 1/25/2027(b)	698,329
68,320	Government National Mortgage Association, Series 2003-72, Class Z, 5.417%, 11/16/2045(b)	67,533
		194,777,751
	Collateralized Mortgage Obligations — 9.5%
36,685	Federal Home Loan Mortgage Corp., Series 2131, Class ZB, REMICS, 6.000%, 3/15/2029(c)	35,115
341,070	Federal Home Loan Mortgage Corp., Series 2978, Class JG, REMICS, 5.500%, 5/15/2035(c)	343,386
523,673	Federal Home Loan Mortgage Corp., Series 3036, Class NE, REMICS, 5.000%, 9/15/2035(c)	520,329
185,098	Federal Home Loan Mortgage Corp., Series 3412, Class AY, REMICS, 5.500%, 2/15/2038(c)	186,312
496,011	Federal Home Loan Mortgage Corp., Series 3561, Class W, REMICS, 2.580%, 6/15/2048(b)(d)	446,337
362,054	Federal Home Loan Mortgage Corp., Series 3620, Class AT, REMICS, 3.979%, 12/15/2036(b)(d)	357,028
98,978	Federal Home Loan Mortgage Corp., Series 4212, Class FW, REMICS, 0.000%, 6/15/2043(b)(c)	86,488
4,446	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-60, Class 2A1, 4.123%, 3/25/2044(b)(c)	3,737
224,553	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-62, Class 1A1, 1 yr. MTA + 1.200%, 6.289%, 10/25/2044(b)(c)	201,402
32	Federal National Mortgage Association, Series 1994-42, Class FD, REMICS, 10 yr. CMT - 0.500%, 3.800%, 4/25/2024(b)(c)	31
4,954	Federal National Mortgage Association, Series 2002-W10, Class A7, REMICS, 4.591%, 8/25/2042(b)(c)	4,508
456,591	Federal National Mortgage Association, Series 2003-48, Class GH, REMICS, 5.500%, 6/25/2033(c)	457,544
258,260	Federal National Mortgage Association, Series 2007-73, Class A1, REMICS, 30 day USD SOFR Average + 0.174%, 5.692%, 7/25/2037(b)(c)	248,830
See accompanying notes to financial statements.
| 44

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Limited Term Government and Agency Fund (continued)
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$470,414	Federal National Mortgage Association, Series 2008-86, Class LA, REMICS, 3.507%, 8/25/2038(b)	$449,669
969,206	Federal National Mortgage Association, Series 2012-56, Class FK, REMICS, 30 day USD SOFR Average + 0.564%, 5.885%, 6/25/2042(b)(c)	943,085
1,107,689	Federal National Mortgage Association, Series 2012-58, Class KF, REMICS, 30 day USD SOFR Average + 0.664%, 5.985%, 6/25/2042(b)	1,094,985
2,616,090	Federal National Mortgage Association, Series 2012-83, Class LF, REMICS, 30 day USD SOFR Average + 0.624%, 5.945%, 8/25/2042(b)	2,580,768
1,840,298	Federal National Mortgage Association, Series 2013-67, Class NF, REMICS, 30 day USD SOFR Average + 1.114%, 5.000%, 7/25/2043(b)	1,723,695
2,918,375	Federal National Mortgage Association, Series 2015-4, Class BF, REMICS, 30 day USD SOFR Average + 0.514%, 5.835%, 2/25/2045(b)	2,861,007
3,989,044	Federal National Mortgage Association, Series 2020-35, Class FA, REMICS, 30 day USD SOFR Average + 0.614%, 5.943%, 6/25/2050(b)	3,880,251
808,175	Government National Mortgage Association, Series 2005-18, Class F, 1 mo. USD SOFR + 0.314%, 5.643%, 2/20/2035(b)(c)	795,066
622,622	Government National Mortgage Association, Series 2007-59, Class FM, 1 mo. USD SOFR + 0.634%, 5.963%, 10/20/2037(b)(c)	616,109
97,600	Government National Mortgage Association, Series 2009-H01, Class FA, 1 mo. USD SOFR + 1.264%, 6.593%, 11/20/2059(b)(c)	96,753
323,383	Government National Mortgage Association, Series 2010-H20, Class AF, 1 mo. USD SOFR + 0.444%, 5.774%, 10/20/2060(b)	322,271
291,331	Government National Mortgage Association, Series 2010-H24, Class FA, 1 mo. USD SOFR + 0.464%, 5.794%, 10/20/2060(b)	290,500
211,323	Government National Mortgage Association, Series 2010-H27, Class FA, 1 mo. USD SOFR + 0.494%, 5.824%, 12/20/2060(b)	210,759
10,757	Government National Mortgage Association, Series 2011-H08, Class FA, 1 mo. USD SOFR + 0.714%, 6.044%, 2/20/2061(b)(c)	10,650
1,756,745	Government National Mortgage Association, Series 2012-18, Class FM, 1 mo. USD SOFR + 0.364%, 5.693%, 9/20/2038(b)	1,750,577
87	Government National Mortgage Association, Series 2012-H15, Class FA, 1 mo. USD SOFR + 0.564%, 5.500%, 5/20/2062(b)(c)	84
151,472	Government National Mortgage Association, Series 2012-H18, Class NA, 1 mo. USD SOFR + 0.634%, 5.964%, 8/20/2062(b)	151,205
8,935	Government National Mortgage Association, Series 2012-H29, Class HF, 1 mo. USD SOFR + 0.614%, 5.944%, 10/20/2062(b)(c)	8,589
10,704	Government National Mortgage Association, Series 2013-H02, Class GF, 1 mo. USD SOFR + 0.614%, 5.944%, 12/20/2062(b)(c)	10,345
412,900	Government National Mortgage Association, Series 2013-H08, Class FA, 1 mo. USD SOFR + 0.464%, 5.794%, 3/20/2063(b)(c)	407,422
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$503,076	Government National Mortgage Association, Series 2013-H10, Class FA, 1 mo. USD SOFR + 0.514%, 5.844%, 3/20/2063(b)	$501,858
67,887	Government National Mortgage Association, Series 2013-H14, Class FG, 1 mo. USD SOFR + 0.584%, 5.914%, 5/20/2063(b)(c)	67,092
2,385,426	Government National Mortgage Association, Series 2014-H14, Class FA, 1 mo. USD SOFR + 0.614%, 5.963%, 7/20/2064(b)	2,382,335
2,144,293	Government National Mortgage Association, Series 2014-H15, Class FA, 1 mo. USD SOFR + 0.614%, 5.944%, 7/20/2064(b)	2,141,381
1,316,292	Government National Mortgage Association, Series 2015-H04, Class FL, 1 mo. USD SOFR + 0.584%, 5.933%, 2/20/2065(b)	1,314,284
4,662	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(c)	4,183
191,488	Government National Mortgage Association, Series 2015-H10, Class FC, 1 mo. USD SOFR + 0.594%, 5.924%, 4/20/2065(b)	191,207
1,366,091	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	1,316,510
1,693	Government National Mortgage Association, Series 2015-H11, Class FA, 1 mo. USD SOFR + 0.364%, 5.694%, 4/20/2065(b)(c)	1,627
931,787	Government National Mortgage Association, Series 2015-H12, Class FL, 1 mo. USD SOFR + 0.344%, 5.674%, 5/20/2065(b)	927,832
18,950	Government National Mortgage Association, Series 2015-H19, Class FH, 1 mo. USD SOFR + 0.414%, 5.744%, 7/20/2065(b)(c)	18,158
1,406	Government National Mortgage Association, Series 2015-H29, Class FA, 1 mo. USD SOFR + 0.814%, 6.144%, 10/20/2065(b)(c)	1,356
2,394	Government National Mortgage Association, Series 2015-H30, Class FA, 1 mo. USD SOFR + 0.794%, 6.124%, 8/20/2061(b)(c)	2,306
2,608,701	Government National Mortgage Association, Series 2016-H06, Class FC, 1 mo. USD SOFR + 1.034%, 6.364%, 2/20/2066(b)	2,606,171
600,794	Government National Mortgage Association, Series 2016-H20, Class FB, 1 mo. USD SOFR + 0.664%, 5.994%, 9/20/2066(b)	600,395
1,904,233	Government National Mortgage Association, Series 2017-H05, Class FC, 1 mo. USD SOFR + 0.864%, 6.194%, 2/20/2067(b)	1,895,958
1,850	Government National Mortgage Association, Series 2018-H02, Class FJ, 1 mo. USD SOFR + 0.314%, 5.644%, 10/20/2064(b)(c)	1,791
3,889,894	Government National Mortgage Association, Series 2018-H11, Class FJ, 1yr. USD SOFR + 0.795%, 5.027%, 6/20/2068(b)	3,860,215
61,481	Government National Mortgage Association, Series 2018-H14, Class FG, 1 mo. USD SOFR + 0.464%, 5.794%, 9/20/2068(b)	61,264
6,044,109	Government National Mortgage Association, Series 2018-H16, Class FA, 1 mo. USD SOFR + 0.534%, 5.864%, 9/20/2068(b)	5,956,803
5,748,926	Government National Mortgage Association, Series 2019-H04, Class NA, 3.500%, 9/20/2068	5,278,046
See accompanying notes to financial statements.
45 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Limited Term Government and Agency Fund (continued)
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$476,934	Government National Mortgage Association, Series 2019-H13, Class FT, 1 yr. CMT + 0.450%, 5.250%, 8/20/2069(b)	$476,293
1,495,952	Government National Mortgage Association, Series 2020-30, Class F, 1 mo. USD SOFR + 0.514%, 5.840%, 4/20/2048(b)	1,442,105
2,894,449	Government National Mortgage Association, Series 2020-53, Class NF, 1 mo. USD SOFR + 0.564%, 5.890%, 5/20/2046(b)	2,715,031
1,082,841	Government National Mortgage Association, Series 2020-H01, Class FT, 1 yr. CMT + 0.500%, 5.300%, 1/20/2070(b)	1,077,717
3,109,012	Government National Mortgage Association, Series 2020-H02, Class FG, 1 mo. USD SOFR + 0.714%, 6.044%, 1/20/2070(b)	3,109,017
3,476,853	Government National Mortgage Association, Series 2020-H04, Class FP, 1 mo. USD SOFR + 0.614%, 5.944%, 6/20/2069(b)	3,470,439
5,501,938	Government National Mortgage Association, Series 2020-H07, Class FL, 1 mo. USD SOFR + 0.764%, 6.094%, 4/20/2070(b)	5,489,691
2,873,195	Government National Mortgage Association, Series 2020-H10, Class FD, 1 mo. USD SOFR + 0.514%, 5.844%, 5/20/2070(b)	2,862,220
		70,868,122
	Hybrid ARMs — 2.0%
53,887	Federal Home Loan Mortgage Corp., 1 yr. RFUCC Treasury + 1.686%, 5.217%, 3/01/2038(b)	53,333
463,503	Federal Home Loan Mortgage Corp., 1 yr. RFUCC Treasury + 1.896%, 5.276%, 9/01/2041(b)	459,924
65,503	Federal Home Loan Mortgage Corp., 1 yr. RFUCC Treasury + 1.772%, 5.476%, 11/01/2038(b)	65,002
127,193	Federal Home Loan Mortgage Corp., 1 yr. RFUCC Treasury + 1.731%, 5.623%, 4/01/2037(b)	127,711
206,445	Federal Home Loan Mortgage Corp., 6 mo. RFUCC Treasury + 1.770%, 5.643%, 6/01/2037(b)	203,171
244,549	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.245%, 5.842%, 3/01/2036(b)	250,422
35,450	Federal Home Loan Mortgage Corp., 1 yr. RFUCC Treasury + 1.750%, 5.875%, 12/01/2037(b)	35,373
975,614	Federal Home Loan Mortgage Corp., 1 yr. RFUCC Treasury + 1.840%, 5.938%, 1/01/2046(b)	999,921
73,417	Federal Home Loan Mortgage Corp., 1 yr. RFUCC Treasury + 1.703%, 5.942%, 11/01/2038(b)	73,175
402,234	Federal Home Loan Mortgage Corp., 1 yr. RFUCC Treasury + 1.765%, 6.015%, 9/01/2035(b)	404,281
138,632	Federal Home Loan Mortgage Corp., 1 yr. RFUCC Treasury + 1.903%, 6.050%, 4/01/2037(b)	138,859
955,446	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.249%, 6.054%, 3/01/2037(b)	978,088
126,667	Federal Home Loan Mortgage Corp., 1 yr. RFUCC Treasury + 1.937%, 6.094%, 12/01/2034(b)	126,243
171,574	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.220%, 6.153%, 7/01/2033(b)	170,343
597,443	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.260%, 6.226%, 2/01/2036(b)	606,838
66,237	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.207%, 6.227%, 9/01/2038(b)	65,661
216,573	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.248%, 6.228%, 9/01/2038(b)	221,242
Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$55,411	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.165%, 6.290%, 4/01/2036(b)	$54,966
396,021	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.286%, 6.384%, 2/01/2036(b)	398,653
63,602	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.250%, 6.498%, 2/01/2035(b)	65,054
27,792	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.565%, 4.315%, 4/01/2037(b)	27,828
82,985	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.800%, 4.636%, 3/01/2034(b)	84,972
331,194	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.810%, 4.824%, 3/01/2037(b)	332,286
202,860	Federal National Mortgage Association, 1 yr. CMT + 2.131%, 4.857%, 6/01/2036(b)	203,230
41,443	Federal National Mortgage Association, 1 yr. CMT + 2.211%, 5.211%, 4/01/2033(b)	41,592
15,984	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.807%, 5.314%, 7/01/2041(b)	15,932
439,655	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.706%, 5.338%, 9/01/2037(b)	450,712
359,537	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.558%, 5.603%, 7/01/2035(b)	362,935
509,668	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.550%, 5.638%, 4/01/2037(b)	520,184
65,553	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.514%, 5.764%, 8/01/2035(b)	64,668
79,290	Federal National Mortgage Association, 1 yr. CMT + 2.196%, 5.770%, 4/01/2034(b)	78,504
823,763	Federal National Mortgage Association, 1 yr. CMT + 2.216%, 5.808%, 10/01/2034(b)	844,582
645,311	Federal National Mortgage Association, 1 yr. CMT + 2.177%, 5.820%, 12/01/2040(b)	660,588
330,784	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.585%, 5.840%, 9/01/2037(b)	330,063
104,640	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.676%, 5.847%, 11/01/2036(b)	105,423
71,616	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.732%, 5.855%, 11/01/2035(b)	73,341
146,951	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.616%, 5.866%, 8/01/2038(b)	145,942
102,462	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.670%, 5.920%, 10/01/2033(b)	102,430
210,457	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.681%, 5.931%, 7/01/2038(b)	209,335
48,393	Federal National Mortgage Association, 1 yr. CMT + 2.145%, 5.934%, 9/01/2036(b)	48,378
133,248	Federal National Mortgage Association, 1 yr. CMT + 2.287%, 5.944%, 6/01/2033(b)	133,215
85,783	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.713%, 5.963%, 8/01/2034(b)	84,531
265,833	Federal National Mortgage Association, 1 yr. CMT + 2.270%, 6.020%, 6/01/2037(b)	269,460
663,220	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.800%, 6.050%, 10/01/2041(b)	680,161
108,481	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.800%, 6.050%, 12/01/2041(b)	108,331
239,529	Federal National Mortgage Association, 6 mo. RFUCC Treasury + 2.063%, 6.054%, 7/01/2037(b)	243,721
33,721	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.728%, 6.074%, 1/01/2037(b)	33,794
98,889	Federal National Mortgage Association, 1 yr. CMT + 2.146%, 6.088%, 9/01/2034(b)	100,610
See accompanying notes to financial statements.
| 46

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Limited Term Government and Agency Fund (continued)
Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$622,772	Federal National Mortgage Association, 1 yr. CMT + 2.229%, 6.150%, 4/01/2034(b)	$632,413
166,931	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.734%, 6.188%, 2/01/2037(b)	167,346
714,007	Federal National Mortgage Association, 1 yr. CMT + 2.185%, 6.219%, 11/01/2033(b)	731,545
56,862	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 2.473%, 6.223%, 6/01/2035(b)	56,566
124,133	Federal National Mortgage Association, 1 yr. CMT + 2.223%, 6.223%, 8/01/2035(b)	123,366
47,730	Federal National Mortgage Association, 1 yr. CMT + 2.440%, 6.266%, 8/01/2033(b)	47,693
96,047	Federal National Mortgage Association, 1 yr. CMT + 2.500%, 6.278%, 8/01/2036(b)	99,451
274,359	Federal National Mortgage Association, 1 yr. CMT + 2.185%, 6.310%, 1/01/2036(b)	276,035
81,871	Federal National Mortgage Association, 1 yr. CMT + 2.287%, 6.351%, 10/01/2033(b)	81,418
453,896	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.820%, 6.445%, 2/01/2047(b)	456,723
126,888	Federal National Mortgage Association, 1 yr. CMT + 2.486%, 6.611%, 5/01/2035(b)	128,854
19,245	Federal National Mortgage Association, 6 mo. RFUCC Treasury + 1.460%, 7.057%, 2/01/2037(b)	19,510
186,282	Federal National Mortgage Association, 6 mo. RFUCC Treasury + 1.545%, 7.366%, 7/01/2035(b)	188,614
		14,864,542
	Mortgage Related — 0.8%
8,244	Federal Home Loan Mortgage Corp., 3.000%, 10/01/2026	8,026
90,215	Federal Home Loan Mortgage Corp., 4.000%, with various maturities from 2024 to 2042(e)	85,778
15,339	Federal Home Loan Mortgage Corp., 4.500%, with various maturities from 2025 to 2034(e)	15,027
94,335	Federal Home Loan Mortgage Corp., 6.500%, 12/01/2034	97,169
15	Federal Home Loan Mortgage Corp., 7.500%, 6/01/2026	15
59,634	Federal National Mortgage Association, 3.000%, 3/01/2042	53,612
466,183	Federal National Mortgage Association, 5.000%, with various maturities from 2037 to 2038(e)	468,623
134,944	Federal National Mortgage Association, 5.500%, 3/01/2033	137,745
120,972	Federal National Mortgage Association, 6.500%, with various maturities from 2032 to 2037(e)	125,341
21,579	Federal National Mortgage Association, 7.500%, with various maturities from 2030 to 2032(e)	21,642
107,078	Government National Mortgage Association, 4.140%, with various maturities from 2061 to 2063(b)(e)	103,406
16,841	Government National Mortgage Association, 4.303%, 1/20/2064(b)	16,526
13,976	Government National Mortgage Association, 4.390%, 12/20/2062(b)	13,690
1,716,345	Government National Mortgage Association, 4.468%, 10/20/2065(b)	1,681,773
140,260	Government National Mortgage Association, 4.475%, 11/20/2063(b)	137,942
520,356	Government National Mortgage Association, 4.551%, 2/20/2066(b)	511,330
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$1,731	Government National Mortgage Association, 4.573%, 8/20/2062(b)	$1,686
53,612	Government National Mortgage Association, 4.630%, with various maturities from 2062 to 2063(b)(e)	53,291
6,554	Government National Mortgage Association, 4.645%, 2/20/2062(b)	6,312
9,722	Government National Mortgage Association, 4.677%, 8/20/2061(b)	9,587
111,468	Government National Mortgage Association, 4.700%, with various maturities from 2061 to 2064(b)(e)	110,255
1,465	Government National Mortgage Association, 4.783%, 4/20/2061(b)	1,434
4,062	Government National Mortgage Association, 6.000%, 12/15/2031	4,226
17,437	Government National Mortgage Association, 6.500%, 5/15/2031	18,030
12,770	Government National Mortgage Association, 7.000%, 10/15/2028	12,827
635,539	Government National Mortgage Association, 1 mo. RFUCC Treasury + 1.762%, 7.245%, 2/20/2061(b)	644,139
516,483	Government National Mortgage Association, 1 mo. RFUCC Treasury + 1.890%, 7.341%, 2/20/2063(b)	526,652
392,424	Government National Mortgage Association, 1 mo. RFUCC Treasury + 2.153%, 7.604%, 3/20/2063(b)	402,314
454,298	Government National Mortgage Association, 1 mo. RFUCC Treasury + 2.220%, 7.670%, 6/20/2065(b)	464,435
326,214	Government National Mortgage Association, 1 mo. RFUCC Treasury + 2.167%, 7.694%, 5/20/2065(b)	333,478
241,178	Government National Mortgage Association, 1 mo. RFUCC Treasury + 2.315%, 7.767%, 2/20/2063(b)	246,508
		6,312,819
	Non-Agency Commercial Mortgage-Backed Securities — 3.6%
1,595,000	BANK, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	1,389,822
855,000	BANK, Series 2023-5YR4, Class A3, 6.500%, 12/15/2056	900,852
3,895,000	BBCMS Mortgage Trust, Series 2020-BID, Class A, 1 mo. USD SOFR + 2.254%, 7.581%, 10/15/2037(a)(b)	3,875,525
1,825,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 6.851%, 12/15/2038(a)(b)	1,724,920
4,650,000	BPR Trust, Series 2022-SSP, Class A, 1 mo. USD SOFR + 3.000%, 8.325%, 5/15/2039(a)(b)	4,670,344
1,745,000	CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.839%, 12/10/2054	1,661,098
987,986	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	918,242
1,408,399	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	1,383,876
2,570,000	DROP Mortgage Trust, Series 2021-FILE, Class A, 1 mo. USD SOFR + 1.264%, 6.590%, 10/15/2043(a)(b)	2,471,369
2,070,217	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034(a)	2,011,158
3,295,000	SPGN Mortgage Trust, Series 2022-TFLM, Class A, 1 mo. USD SOFR + 1.550%, 6.875%, 2/15/2039(a)(b)	3,238,674
2,995,449	Starwood Retail Property Trust, Series 2014-STAR, Class A, Prime + 0.000%, 8.500%, 11/15/2027(a)(b)	2,189,270
		26,435,150
	Treasuries — 49.2%
4,010,000	U.S. Treasury Notes, 0.375%, 9/30/2027	3,497,315
See accompanying notes to financial statements.
47 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Limited Term Government and Agency Fund (continued)
Principal Amount	Description	Value (†)
	Treasuries — continued
$3,620,000	U.S. Treasury Notes, 2.750%, 4/30/2027	$3,447,202
71,120,000	U.S. Treasury Notes, 2.750%, 2/15/2028	67,136,169
13,575,000	U.S. Treasury Notes, 3.750%, 12/31/2028	13,285,471
26,990,000	U.S. Treasury Notes, 3.875%, 11/30/2027	26,553,521
10,465,000	U.S. Treasury Notes, 3.875%, 12/31/2027	10,296,170
12,315,000	U.S. Treasury Notes, 4.000%, 2/29/2028	12,171,165
42,930,000	U.S. Treasury Notes, 4.000%, 6/30/2028	42,453,745
4,080,000	U.S. Treasury Notes, 4.000%, 1/31/2029	4,037,925
5,270,000	U.S. Treasury Notes, 4.125%, 10/31/2027	5,228,210
7,645,000	U.S. Treasury Notes, 4.125%, 7/31/2028	7,597,219
4,860,000	U.S. Treasury Notes, 4.125%, 3/31/2029	4,839,117
3,850,000	U.S. Treasury Notes, 4.250%, 12/31/2025	3,818,268
12,050,000	U.S. Treasury Notes, 4.250%, 1/31/2026	11,954,918
13,620,000	U.S. Treasury Notes, 4.375%, 8/31/2028	13,675,863
44,880,000	U.S. Treasury Notes, 4.500%, 3/31/2026	44,767,800
15,490,000	U.S. Treasury Notes, 4.625%, 6/30/2025	15,433,728
20,570,000	U.S. Treasury Notes, 4.625%, 3/15/2026	20,552,323
5,565,000	U.S. Treasury Notes, 4.625%, 11/15/2026	5,583,043
18,775,000	U.S. Treasury Notes, 4.750%, 7/31/2025	18,741,997
18,230,000	U.S. Treasury Notes, 4.875%, 10/31/2028	18,687,886
3,710,000	U.S. Treasury Notes, 5.000%, 8/31/2025	3,717,536
9,130,000	U.S. Treasury Notes, 5.000%, 10/31/2025	9,155,678
		366,632,269
	Total Bonds and Notes (Identified Cost $721,868,388)	704,193,274

Short-Term Investments — 13.8%
18,141,275	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2024 at 3.500% to be repurchased at $18,148,330 on 4/01/2024 collateralized by $19,149,800 U.S. Treasury Note, 2.375% due 4/30/2026 valued at $18,504,152 including accrued interest (Note 2 of Notes to Financial Statements)	18,141,275
20,250,000	Federal Home Loan Bank Discount Notes, 5.180%, 4/10/2024(f)	20,212,121
52,900,000	Federal National Mortgage Association Discount Notes, 5.230%, 4/01/2024(f)	52,869,553
11,850,000	U.S. Treasury Bills, 5.248%, 4/09/2024(f)	11,836,197
	Total Short-Term Investments (Identified Cost $103,101,233)	103,059,146
	Total Investments — 108.4% (Identified Cost $824,969,621)	807,252,420
	Other assets less liabilities — (8.4)%	(62,437,135)
	Net Assets — 100.0%	$744,815,285

(†)	See Note 2 of Notes to Financial Statements.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the value of
Rule 144A holdings amounted to $43,569,335 or 5.8% of net assets.

(b)
Variable rate security. Rate as of March 31, 2024 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(d)
Interest only security. Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(e)
The Fund’s investment in mortgage related securities of Federal
Home Loan Mortgage Corporation, Federal National Mortgage
Association and Government National Mortgage Association are
interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the
Portfolio of Investments.

(f)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
MTA	Monthly Treasury Average Interest
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
Industry Summary at March 31, 2024 (Unaudited)
Treasuries	49.2%
Agency Commercial Mortgage-Backed Securities	26.2
Collateralized Mortgage Obligations	9.5
Non-Agency Commercial Mortgage-Backed Securities	3.6
Hybrid ARMs	2.0
Other Investments, less than 2% each	4.1
Short-Term Investments	13.8
Total Investments	108.4
Other assets less liabilities	(8.4)
Net Assets	100.0%
See accompanying notes to financial statements.
| 48

Statements of Assets and Liabilities
March 31, 2024 (Unaudited)

	Core Plus Bond Fund	Global Allocation Fund	Growth Fund
ASSETS
Unaffiliated investments at cost	$8,176,602,656	$2,468,426,153	$6,548,002,069
Affiliated investments at cost	—	—	133,847,928
Net unrealized appreciation (depreciation) on unaffiliated investments	(506,180,500)	481,689,618	6,776,328,589
Net unrealized appreciation on affiliated investments	—	—	3,507,729
Investments at value	7,670,422,156	2,950,115,771	13,461,686,315
Cash	285,510	4,126,641	1,731
Due from brokers (Note 2)	194,799	1,791,847	—
Foreign currency at value (identified cost $145, $6,043,454 and $0, respectively)	144	5,985,795	—
Receivable for Fund shares sold	37,023,244	2,283,877	23,387,454
Receivable for securities sold	215,937,918	71,829,950	99,591,012
Receivable for when-issued/delayed delivery securities sold (Note 2)	148,651,536	—	—
Collateral received for open forward foreign currency contracts (Notes 2 and 4)	—	370,000	—
Dividends and interest receivable	58,085,299	11,530,934	9,745,790
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	899,780	—
Tax reclaims receivable	399	357,345	10,152,626
Receivable for variation margin on futures contracts (Note 2)	—	302,927	—
Prepaid expenses (Note 9)	1,608	950	2,214
TOTAL ASSETS	8,130,602,613	3,049,595,817	13,604,567,142
LIABILITIES
Payable for securities purchased	500,099,081	943,362	—
Payable for when-issued/delayed delivery securities purchased (Note 2)	242,353,793	—	—
Payable for Fund shares redeemed	28,089,253	4,010,973	15,864,289
Payable for variation margin on futures contracts (Note 2)	513,733	—	—
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	2,809,584	—
Foreign taxes payable (Note 2)	—	69,110	—
Due to brokers (Note 2)	—	370,000	—
Management fees payable (Note 6)	1,965,219	1,933,684	5,726,023
Deferred Trustees’ fees (Note 6)	839,424	373,485	826,204
Administrative fees payable (Note 6)	276,361	116,839	519,283
Payable to distributor (Note 6d)	63,208	50,430	132,880
Audit and tax services fees payable	35,133	35,204	24,888
Other accounts payable and accrued expenses	341,487	191,956	613,757
TOTAL LIABILITIES	774,576,692	10,904,627	23,707,324
COMMITMENTS AND CONTINGENCIES(a)	—	—	—
NET ASSETS	$7,356,025,921	$3,038,691,190	$13,580,859,818
NET ASSETS CONSIST OF:
Paid-in capital	$8,496,649,197	$2,481,532,618	$6,164,207,353
Accumulated earnings (loss)	(1,140,623,276)	557,158,572	7,416,652,465
NET ASSETS	$7,356,025,921	$3,038,691,190	$13,580,859,818
See accompanying notes to financial statements.
49 |

Statements of Assets and Liabilities (continued)
March 31, 2024 (Unaudited)
	Core Plus Bond Fund	Global Allocation Fund	Growth Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$397,872,526	$557,823,211	$1,072,872,589
Shares of beneficial interest	34,773,049	22,546,406	45,708,395
Net asset value and redemption price per share	$11.44	$24.74	$23.47
Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$11.95	$26.25	$24.90
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$28,346,112	$258,846,093	$103,197,490
Shares of beneficial interest	2,474,770	10,941,840	5,271,943
Net asset value and offering price per share	$11.45	$23.66	$19.57
Class N shares:
Net assets	$2,144,244,621	$282,247,745	$801,388,959
Shares of beneficial interest	185,510,519	11,249,132	30,616,813
Net asset value, offering and redemption price per share	$11.56	$25.09	$26.17
Class Y shares:
Net assets	$4,785,562,662	$1,939,774,141	$11,603,400,780
Shares of beneficial interest	414,307,961	77,372,981	444,468,010
Net asset value, offering and redemption price per share	$11.55	$25.07	$26.11

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
| 50

Statements of Assets and Liabilities (continued)
March 31, 2024 (Unaudited)

	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
ASSETS
Unaffiliated investments at cost	$292,521,653	$824,969,621
Net unrealized depreciation on unaffiliated investments	(4,198,037)	(17,717,201)
Investments at value	288,323,616	807,252,420
Cash	19,215	68
Due from brokers (Note 2)	590,000	—
Receivable for Fund shares sold	125,030	1,265,419
Receivable for securities sold	3,465,274	20,274,276
Dividends and interest receivable	2,456,272	3,787,524
Tax reclaims receivable	1,334	—
Prepaid expenses (Note 9)	504	577
TOTAL ASSETS	294,981,245	832,580,284
LIABILITIES
Payable for securities purchased	6,150,474	85,276,081
Payable for Fund shares redeemed	552,332	1,121,209
Payable for variation margin on futures contracts (Note 2)	5,806	—
Distributions payable	—	648,682
Management fees payable (Note 6)	44,662	139,686
Deferred Trustees’ fees (Note 6)	136,474	394,554
Administrative fees payable (Note 6)	10,985	28,249
Payable to distributor (Note 6d)	6,151	12,542
Audit and tax services fees payable	33,229	35,611
Other accounts payable and accrued expenses	39,591	108,385
TOTAL LIABILITIES	6,979,704	87,764,999
COMMITMENTS AND CONTINGENCIES(a)	—	—
NET ASSETS	$288,001,541	$744,815,285
NET ASSETS CONSIST OF:
Paid-in capital	$325,467,491	$830,505,616
Accumulated loss	(37,465,950)	(85,690,331)
NET ASSETS	$288,001,541	$744,815,285
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$3,792,199	$207,507,720
Shares of beneficial interest	402,614	19,371,189
Net asset value and redemption price per share	$9.42	$10.71
Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$9.84	$10.96
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$703,122	$7,764,284
Shares of beneficial interest	74,397	726,666
Net asset value and offering price per share	$9.45	$10.68
Class N shares:
Net assets	$57,500,095	$49,915,422
Shares of beneficial interest	6,108,702	4,646,139
Net asset value, offering and redemption price per share	$9.41	$10.74
Class Y shares:
Net assets	$226,006,125	$479,627,859
Shares of beneficial interest	24,003,651	44,632,196
Net asset value, offering and redemption price per share	$9.42	$10.75

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
51 |

Statements of Operations
For the Six Months Ended March 31, 2024 (Unaudited)

	Core Plus Bond Fund	Global Allocation Fund	Growth Fund
INVESTMENT INCOME
Interest	$156,916,153	$21,794,440	$4,342,405
Dividends	—	12,164,978	36,682,166
Less net foreign taxes withheld	—	(389,208)	(1,941,715)
	156,916,153	33,570,210	39,082,856
Expenses
Management fees (Note 6)	11,159,564	10,666,514	30,696,951
Service and distribution fees (Note 6)	630,321	1,939,123	1,649,578
Administrative fees (Note 6)	1,591,166	658,147	2,817,052
Trustees' fees and expenses (Note 6)	211,733	95,204	315,355
Transfer agent fees and expenses (Notes 6, 7 and 8)	2,688,420	1,188,492	5,571,439
Audit and tax services fees	29,289	30,915	23,091
Custodian fees and expenses	107,502	97,147	149,205
Legal fees	95,708	35,346	159,703
Registration fees	131,271	75,757	116,682
Shareholder reporting expenses	176,527	94,878	342,339
Miscellaneous expenses	122,291	64,417	248,360
Total expenses	16,943,792	14,945,940	42,089,755
Less waiver and/or expense reimbursement (Note 6)	(241,843)	—	(60,409)
Less expense offset (Note 8)	(55,963)	(8,892)	(239,817)
Net expenses	16,645,986	14,937,048	41,789,529
Net investment income (loss)	140,270,167	18,633,162	(2,706,673)
Net realized and unrealized gain (loss) on Investments, Futures contracts, Forward foreign currency contracts and Foreign currency transactions
Net realized gain (loss) on:
Unaffiliated investments	(35,226,185)	89,554,475	769,921,599
Futures contracts	(1,882,112)	244,761	—
Forward foreign currency contracts (Note 2e)	—	(1,487,659)	—
Foreign currency transactions (Note 2d)	(247,146)	72,114	—
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	323,399,947	407,604,768	2,280,188,294
Affiliated investments	—	—	3,507,729
Futures contracts	30,225,998	4,687,337	—
Forward foreign currency contracts (Note 2e)	—	(323,787)	—
Foreign currency translations (Note 2d)	268,130	116,571	38,443
Net realized and unrealized gain on Investments, Futures contracts, Forward foreign currency contracts and Foreign currency transactions	316,538,632	500,468,580	3,053,656,065
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$456,808,799	$519,101,742	$3,050,949,392
See accompanying notes to financial statements.
| 52

Statements of Operations (continued)
For the Six Months Ended March 31, 2024 (Unaudited)

	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
INVESTMENT INCOME
Interest	$7,170,474	$16,032,348
Less net foreign taxes withheld	(6)	—
	7,170,468	16,032,348
Expenses
Management fees (Note 6)	396,724	1,189,854
Service and distribution fees (Note 6)	9,915	297,626
Administrative fees (Note 6)	72,954	172,610
Trustees' fees and expenses (Note 6)	25,668	57,331
Transfer agent fees and expenses (Notes 6, 7 and 8)	110,066	358,880
Audit and tax services fees	28,768	31,043
Custodian fees and expenses	12,382	18,356
Legal fees	4,778	9,724
Registration fees	55,318	81,182
Shareholder reporting expenses	18,961	36,132
Miscellaneous expenses	23,591	27,281
Total expenses	759,125	2,280,019
Less waiver and/or expense reimbursement (Note 6)	(127,477)	(275,190)
Less expense offset (Note 8)	(893)	(28,044)
Net expenses	630,755	1,976,785
Net investment income	6,539,713	14,055,563
Net realized and unrealized gain (loss) on Investments and Futures contracts
Net realized gain (loss) on:
Unaffiliated investments	(1,183,719)	624,225
Futures contracts	(266,078)	—
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	10,280,451	10,612,408
Futures contracts	640,643	—
Net realized and unrealized gain on Investments and Futures contracts	9,471,297	11,236,633
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,011,010	$25,292,196
See accompanying notes to financial statements.
53 |

Statements of Changes in Net Assets

	Core Plus Bond Fund		Global Allocation Fund
	Six Months Ended March 31,2024 (Unaudited)	Year Ended September 30,2023	Six Months Ended March 31,2024 (Unaudited)	Year Ended September 30,2023
FROM OPERATIONS:
Net investment income	$140,270,167	$230,602,339	$18,633,162	$34,175,709
Net realized gain (loss) on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	(37,355,443)	(259,997,860)	88,383,691	103,329,063
Net change in unrealized appreciation on investments, futures contracts, forward foreign currency contracts and foreign currency translations	353,894,075	70,468,730	412,084,889	369,524,598
Net increase in net assets resulting from operations	456,808,799	41,073,209	519,101,742	507,029,370
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(7,718,286)	(14,223,494)	(19,252,001)	(46,037,953)
Class C	(470,006)	(1,000,231)	(9,934,162)	(28,653,920)
Class N	(43,688,164)	(75,521,129)	(11,641,729)	(23,349,603)
Class Y	(94,227,164)	(146,856,134)	(71,141,366)	(167,186,118)
Total distributions	(146,103,620)	(237,600,988)	(111,969,258)	(265,227,594)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	332,311,588	998,143,455	(64,753,878)	(506,795,479)
Net increase (decrease) in net assets	643,016,767	801,615,676	342,378,606	(264,993,703)
NET ASSETS
Beginning of the period	6,713,009,154	5,911,393,478	2,696,312,584	2,961,306,287
End of the period	$7,356,025,921	$6,713,009,154	$3,038,691,190	$2,696,312,584
See accompanying notes to financial statements.
| 54

Statements of Changes in Net Assets (continued)

	Growth Fund		Intermediate Duration Bond Fund
	Six Months Ended March 31,2024 (Unaudited)	Year Ended September 30,2023	Six Months Ended March 31,2024 (Unaudited)	Year Ended September 30,2023
FROM OPERATIONS:
Net investment income (loss)	$(2,706,673)	$(19,364,839)	$6,539,713	$10,815,532
Net realized gain (loss) on investments and futures contracts	769,921,599	623,787,240	(1,449,797)	(11,692,886)
Net change in unrealized appreciation on investments, futures contracts and foreign currency translations	2,283,734,466	2,716,623,774	10,921,094	8,549,222
Net increase in net assets resulting from operations	3,050,949,392	3,321,046,175	16,011,010	7,671,868
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(61,797,811)	(87,496,281)	(97,313)	(458,681)
Class C	(6,693,261)	(11,157,335)	(11,124)	(16,463)
Class N	(42,231,293)	(94,252,383)	(1,183,516)	(924,081)
Class Y	(605,668,194)	(1,021,376,434)	(5,313,680)	(9,622,358)
Total distributions	(716,390,559)	(1,214,282,433)	(6,605,633)	(11,021,583)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	446,160,809	(794,319,290)	(66,518,648)	55,500,864
Net increase (decrease) in net assets	2,780,719,642	1,312,444,452	(57,113,271)	52,151,149
NET ASSETS
Beginning of the period	10,800,140,176	9,487,695,724	345,114,812	292,963,663
End of the period	$13,580,859,818	$10,800,140,176	$288,001,541	$345,114,812
See accompanying notes to financial statements.
55 |

Statements of Changes in Net Assets (continued)

	Limited Term Government and Agency Fund
	Six Months Ended March 31,2024 (Unaudited)	Year Ended September 30,2023
FROM OPERATIONS:
Net investment income	$14,055,563	$22,918,860
Net realized gain (loss) on investments	624,225	(11,880,518)
Net change in unrealized appreciation on investments	10,612,408	7,382,057
Net increase in net assets resulting from operations	25,292,196	18,420,399
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(4,061,867)	(7,482,280)
Class C	(122,714)	(275,385)
Class N	(994,561)	(1,508,048)
Class Y	(10,078,688)	(15,806,812)
Total distributions	(15,257,830)	(25,072,525)
NET DECREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	(14,972,455)	(15,089,643)
Net decrease in net assets	(4,938,089)	(21,741,769)
NET ASSETS
Beginning of the period	749,753,374	771,495,143
End of the period	$744,815,285	$749,753,374
See accompanying notes to financial statements.
| 56

Financial Highlights
For a share outstanding throughout each period.

	Core Plus Bond Fund—Class A
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$10.93	$11.20	$13.59	$14.08	$13.25	$12.53
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21	0.38	0.26	0.21	0.26	0.34
Net realized and unrealized gain (loss)	0.52	(0.25)	(2.30)	(0.13)	0.86	0.70
Total from Investment Operations	0.73	0.13	(2.04)	0.08	1.12	1.04
LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)	(0.40)	(0.32)	(0.29)	(0.29)	(0.32)
Net realized capital gains	—	—	(0.03)	(0.28)	—	—
Total Distributions	(0.22)	(0.40)	(0.35)	(0.57)	(0.29)	(0.32)
Net asset value, end of the period	$11.44	$10.93	$11.20	$13.59	$14.08	$13.25
Total return(b)	6.77%(c)(d)	1.04%(c)	(15.24)%(c)	0.53%	8.60%	8.39%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$397,873	$376,624	$428,825	$747,497	$617,609	$558,291
Net expenses	0.74%(e)(f)	0.74%(e)	0.73%(e)(g)	0.71%	0.72%(h)	0.73%
Gross expenses	0.75%(f)	0.75%	0.74%	0.71%	0.72%	0.73%
Net investment income	3.79%(f)	3.33%	2.08%	1.51%	1.88%	2.63%
Portfolio turnover rate	92%	168%	280%	266%	359%(i)	297%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2022, the expense limit decreased from 0.75% to 0.74%.
(h)	Effective July 1, 2020, the expense limit decreased from 0.80% to 0.75%.
(i)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio.
See accompanying notes to financial statements.
57 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Core Plus Bond Fund—Class C
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$10.94	$11.21	$13.60	$14.09	$13.25	$12.53
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17	0.30	0.17	0.10	0.15	0.24
Net realized and unrealized gain (loss)	0.52	(0.26)	(2.30)	(0.13)	0.88	0.70
Total from Investment Operations	0.69	0.04	(2.13)	(0.03)	1.03	0.94
LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)	(0.31)	(0.23)	(0.18)	(0.19)	(0.22)
Net realized capital gains	—	—	(0.03)	(0.28)	—	—
Total Distributions	(0.18)	(0.31)	(0.26)	(0.46)	(0.19)	(0.22)
Net asset value, end of the period	$11.45	$10.94	$11.21	$13.60	$14.09	$13.25
Total return(b)	6.36%(c)(d)	0.26%(c)	(15.88)%(c)	(0.24)%	7.83%	7.57%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$28,346	$30,402	$48,679	$95,755	$132,590	$160,201
Net expenses	1.49%(e)(f)	1.49%(e)	1.48%(e)(g)	1.46%	1.47%(h)	1.48%
Gross expenses	1.50%(f)	1.50%	1.49%	1.46%	1.47%	1.48%
Net investment income	3.03%(f)	2.57%	1.33%	0.75%	1.13%	1.88%
Portfolio turnover rate	92%	168%	280%	266%	359%(i)	297%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2022, the expense limit decreased from 1.50% to 1.49%.
(h)	Effective July 1, 2020, the expense limit decreased from 1.55% to 1.50%.
(i)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio.
See accompanying notes to financial statements.
| 58

Financial Highlights (continued)
For a share outstanding throughout each period.

	Core Plus Bond Fund—Class N
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$11.04	$11.31	$13.72	$14.21	$13.37	$12.63
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.23	0.43	0.31	0.26	0.30	0.38
Net realized and unrealized gain (loss)	0.53	(0.26)	(2.32)	(0.14)	0.88	0.72
Total from Investment Operations	0.76	0.17	(2.01)	0.12	1.18	1.10
LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)	(0.44)	(0.37)	(0.33)	(0.34)	(0.36)
Net realized capital gains	—	—	(0.03)	(0.28)	—	—
Total Distributions	(0.24)	(0.44)	(0.40)	(0.61)	(0.34)	(0.36)
Net asset value, end of the period	$11.56	$11.04	$11.31	$13.72	$14.21	$13.37
Total return	6.98%(b)	1.37%	(14.94)%	0.86%	8.95%	8.85%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$2,144,245	$2,015,457	$1,890,793	$2,563,736	$2,682,487	$2,610,699
Net expenses	0.40%(c)	0.40%	0.38%(d)	0.38%	0.38%(e)	0.39%
Gross expenses	0.40%(c)	0.40%	0.38%	0.38%	0.38%	0.39%
Net investment income	4.13%(c)	3.69%	2.47%	1.84%	2.21%	2.96%
Portfolio turnover rate	92%	168%	280%	266%	359%(f)	297%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	Effective July 1, 2022, the expense limit decreased from 0.45% to 0.44%.
(e)	Effective July 1, 2020, the expense limit decreased from 0.50% to 0.45%.
(f)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio.
See accompanying notes to financial statements.
59 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Core Plus Bond Fund—Class Y
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$11.03	$11.30	$13.71	$14.20	$13.36	$12.63
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.23	0.42	0.30	0.24	0.29	0.37
Net realized and unrealized gain (loss)	0.53	(0.26)	(2.32)	(0.13)	0.88	0.71
Total from Investment Operations	0.76	0.16	(2.02)	0.11	1.17	1.08
LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)	(0.43)	(0.36)	(0.32)	(0.33)	(0.35)
Net realized capital gains	—	—	(0.03)	(0.28)	—	—
Total Distributions	(0.24)	(0.43)	(0.39)	(0.60)	(0.33)	(0.35)
Net asset value, end of the period	$11.55	$11.03	$11.30	$13.71	$14.20	$13.36
Total return	6.93%(b)(c)	1.28%(b)	(15.03)%(b)	0.78%	8.87%	8.67%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$4,785,563	$4,290,526	$3,543,096	$5,442,563	$5,846,057	$4,163,785
Net expenses	0.49%(d)(e)	0.49%(d)	0.48%(d)(f)	0.46%	0.47%(g)	0.48%
Gross expenses	0.50%(e)	0.50%	0.49%	0.46%	0.47%	0.48%
Net investment income	4.04%(e)	3.60%	2.35%	1.76%	2.11%	2.87%
Portfolio turnover rate	92%	168%	280%	266%	359%(h)	297%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2022, the expense limit decreased from 0.50% to 0.49%.
(g)	Effective July 1, 2020, the expense limit decreased from 0.55% to 0.50%.
(h)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio.
See accompanying notes to financial statements.
| 60

Financial Highlights (continued)
For a share outstanding throughout each period.

	Global Allocation Fund—Class A
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$21.45	$19.94	$28.86	$26.23	$23.76	$23.10
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14	0.23	0.13	0.06	0.10	0.19
Net realized and unrealized gain (loss)	4.04	3.31	(6.89)	4.18	3.05	1.38
Total from Investment Operations	4.18	3.54	(6.76)	4.24	3.15	1.57
LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)	—	—	(0.13)	(0.12)	(0.16)
Net realized capital gains	(0.85)	(2.03)	(2.16)	(1.48)	(0.56)	(0.75)
Total Distributions	(0.89)	(2.03)	(2.16)	(1.61)	(0.68)	(0.91)
Net asset value, end of the period	$24.74	$21.45	$19.94	$28.86	$26.23	$23.76
Total return(b)	19.79%(c)	18.67%	(25.59)%	16.73%	13.41%	7.66%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$557,823	$474,968	$482,031	$737,469	$632,479	$453,009
Net expenses	1.17%(d)	1.17%	1.14%	1.13%	1.15%	1.16%
Gross expenses	1.17%(d)	1.17%	1.14%	1.13%	1.15%	1.16%
Net investment income	1.18%(d)	1.09%	0.52%	0.23%	0.42%	0.83%
Portfolio turnover rate	9%	19%	35%	45%	37%	27%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
61 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Global Allocation Fund—Class C
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$20.59	$19.34	$28.26	$25.78	$23.43	$22.78
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.05	0.07	(0.06)	(0.14)	(0.08)	0.02
Net realized and unrealized gain (loss)	3.87	3.21	(6.70)	4.10	2.99	1.38
Total from Investment Operations	3.92	3.28	(6.76)	3.96	2.91	1.40
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	—	—	(0.00)(b)
Net realized capital gains	(0.85)	(2.03)	(2.16)	(1.48)	(0.56)	(0.75)
Total Distributions	(0.85)	(2.03)	(2.16)	(1.48)	(0.56)	(0.75)
Net asset value, end of the period	$23.66	$20.59	$19.34	$28.26	$25.78	$23.43
Total return(c)	19.36%(d)	17.84%	(26.16)%	15.85%	12.55%	6.85%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$258,846	$256,487	$302,501	$503,073	$483,814	$480,479
Net expenses	1.91%(e)	1.92%	1.89%	1.88%	1.90%	1.91%
Gross expenses	1.92%(e)(f)	1.92%	1.89%	1.88%	1.90%	1.91%
Net investment income (loss)	0.43%(e)	0.33%	(0.23)%	(0.52)%	(0.33)%	0.08%
Portfolio turnover rate	9%	19%	35%	45%	37%	27%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes transfer agent fees and expenses before expense offset. Without this expense offset the ratio of gross expenses would have been 1.91%. See Note 8 of Notes to Financial Statements.
See accompanying notes to financial statements.
| 62

Financial Highlights (continued)
For a share outstanding throughout each period.

	Global Allocation Fund—Class N
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$21.78	$20.14	$29.09	$26.42	$23.92	$23.25
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18	0.31	0.22	0.15	0.18	0.27
Net realized and unrealized gain (loss)	4.09	3.36	(6.96)	4.21	3.07	1.38
Total from Investment Operations	4.27	3.67	(6.74)	4.36	3.25	1.65
LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)	—	(0.05)	(0.21)	(0.19)	(0.23)
Net realized capital gains	(0.85)	(2.03)	(2.16)	(1.48)	(0.56)	(0.75)
Total Distributions	(0.96)	(2.03)	(2.21)	(1.69)	(0.75)	(0.98)
Net asset value, end of the period	$25.09	$21.78	$20.14	$29.09	$26.42	$23.92
Total return	19.97%(b)	19.16%	(25.36)%	17.10%	13.78%	8.04%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$282,248	$266,298	$243,862	$350,222	$264,338	$202,692
Net expenses	0.83%(c)	0.82%	0.81%	0.81%	0.82%	0.82%
Gross expenses	0.83%(c)	0.82%	0.81%	0.81%	0.82%	0.82%
Net investment income	1.51%(c)	1.43%	0.87%	0.55%	0.76%	1.20%
Portfolio turnover rate	9%	19%	35%	45%	37%	27%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
63 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Global Allocation Fund—Class Y
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$21.75	$20.14	$29.09	$26.42	$23.92	$23.25
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17	0.29	0.20	0.13	0.16	0.24
Net realized and unrealized gain (loss)	4.09	3.35	(6.96)	4.21	3.07	1.40
Total from Investment Operations	4.26	3.64	(6.76)	4.34	3.23	1.64
LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)	—	(0.03)	(0.19)	(0.17)	(0.22)
Net realized capital gains	(0.85)	(2.03)	(2.16)	(1.48)	(0.56)	(0.75)
Total Distributions	(0.94)	(2.03)	(2.19)	(1.67)	(0.73)	(0.97)
Net asset value, end of the period	$25.07	$21.75	$20.14	$29.09	$26.42	$23.92
Total return	19.94%(b)	19.00%	(25.41)%	17.02%	13.70%	7.95%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1,939,774	$1,698,560	$1,932,913	$3,286,680	$2,660,927	$1,938,124
Net expenses	0.92%(c)	0.92%	0.89%	0.88%	0.90%	0.91%
Gross expenses	0.92%(c)	0.92%	0.89%	0.88%	0.90%	0.91%
Net investment income	1.43%(c)	1.33%	0.77%	0.48%	0.67%	1.08%
Portfolio turnover rate	9%	19%	35%	45%	37%	27%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
| 64

Financial Highlights (continued)
For a share outstanding throughout each period.

	Growth Fund—Class A
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$19.58	$16.45	$23.85	$20.72	$16.02	$16.05
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.03)	(0.08)	(0.06)	(0.05)	0.01	0.05
Net realized and unrealized gain (loss)	5.32	5.89	(6.10)	4.17	5.14	0.71
Total from Investment Operations	5.29	5.81	(6.16)	4.12	5.15	0.76
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	—	(0.05)	(0.05)
Net realized capital gains	(1.40)	(2.68)	(1.24)	(0.99)	(0.40)	(0.74)
Total Distributions	(1.40)	(2.68)	(1.24)	(0.99)	(0.45)	(0.79)
Net asset value, end of the period	$23.47	$19.58	$16.45	$23.85	$20.72	$16.02
Total return(b)	28.02%(c)	40.67%	(27.48)%	20.43%	32.80%	5.81%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1,072,873	$798,843	$1,164,116	$1,740,523	$1,477,915	$1,250,030
Net expenses	0.91%(d)	0.92%	0.90%	0.89%	0.90%	0.91%
Gross expenses	0.95%(d)(e)	0.92%	0.90%	0.89%	0.90%	0.91%
Net investment income (loss)	(0.27)%(d)	(0.43)%	(0.30)%	(0.22)%	0.04%	0.35%
Portfolio turnover rate	6%	13%	20%	9%	19%	7%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes transfer agent fees and expenses before expense offset. Without this expense offset the ratio of gross expenses would have been 0.91%. See Note 8 of Notes to Financial Statements.
See accompanying notes to financial statements.
65 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Growth Fund—Class C
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$16.60	$14.42	$21.21	$18.66	$14.53	$14.68
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.09)	(0.18)	(0.20)	(0.20)	(0.11)	(0.06)
Net realized and unrealized gain (loss)	4.46	5.04	(5.35)	3.74	4.64	0.65
Total from Investment Operations	4.37	4.86	(5.55)	3.54	4.53	0.59
LESS DISTRIBUTIONS FROM:
Net realized capital gains	(1.40)	(2.68)	(1.24)	(0.99)	(0.40)	(0.74)
Net asset value, end of the period	$19.57	$16.60	$14.42	$21.21	$18.66	$14.53
Total return(b)	27.49%(c)	39.68%	(28.05)%	19.55%	31.76%	5.05%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$103,197	$78,116	$65,977	$127,003	$128,764	$120,493
Net expenses	1.66%(d)	1.67%	1.65%	1.63%	1.65%	1.66%
Gross expenses	1.66%(d)	1.67%	1.65%	1.63%	1.65%	1.66%
Net investment loss	(1.02)%(d)	(1.18)%	(1.05)%	(0.97)%	(0.71)%	(0.39)%
Portfolio turnover rate	6%	13%	20%	9%	19%	7%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
| 66

Financial Highlights (continued)
For a share outstanding throughout each period.

	Growth Fund—Class N
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$21.66	$17.87	$25.73	$22.26	$17.17	$17.15
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.01	(0.02)	0.01	0.02	0.07	0.11
Net realized and unrealized gain (loss)	5.90	6.49	(6.63)	4.49	5.53	0.76
Total from Investment Operations	5.91	6.47	(6.62)	4.51	5.60	0.87
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	(0.05)	(0.11)	(0.11)
Net realized capital gains	(1.40)	(2.68)	(1.24)	(0.99)	(0.40)	(0.74)
Total Distributions	(1.40)	(2.68)	(1.24)	(1.04)	(0.51)	(0.85)
Net asset value, end of the period	$26.17	$21.66	$17.87	$25.73	$22.26	$17.17
Total return	28.20%(b)	41.19%	(27.25)%	20.80%	33.26%	6.14%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$801,389	$718,311	$663,001	$806,186	$579,571	$442,787
Net expenses	0.57%(c)	0.58%	0.57%	0.56%	0.57%	0.56%
Gross expenses	0.57%(c)	0.58%	0.57%	0.56%	0.57%	0.56%
Net investment income (loss)	0.06%(c)	(0.08)%	0.04%	0.09%	0.38%	0.69%
Portfolio turnover rate	6%	13%	20%	9%	19%	7%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
67 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Growth Fund—Class Y
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$21.61	$17.86	$25.73	$22.26	$17.17	$17.14
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.00)(b)	(0.03)	(0.01)	0.01	0.05	0.10
Net realized and unrealized gain (loss)	5.90	6.46	(6.62)	4.48	5.53	0.77
Total from Investment Operations	5.90	6.43	(6.63)	4.49	5.58	0.87
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	(0.03)	(0.09)	(0.10)
Net realized capital gains	(1.40)	(2.68)	(1.24)	(0.99)	(0.40)	(0.74)
Total Distributions	(1.40)	(2.68)	(1.24)	(1.02)	(0.49)	(0.84)
Net asset value, end of the period	$26.11	$21.61	$17.86	$25.73	$22.26	$17.17
Total return	28.22%(c)	40.97%	(27.29)%	20.72%	33.15%	6.09%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$11,603,401	$9,204,871	$7,594,603	$11,094,922	$9,313,775	$7,017,707
Net expenses	0.66%(d)	0.67%	0.65%	0.64%	0.65%	0.66%
Gross expenses	0.66%(d)	0.67%	0.65%	0.64%	0.65%	0.66%
Net investment income (loss)	(0.02)%(d)	(0.17)%	(0.05)%	0.02%	0.27%	0.60%
Portfolio turnover rate	6%	13%	20%	9%	19%	7%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
| 68

Financial Highlights (continued)
For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class A
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$9.16	$9.23	$10.58	$10.99	$10.51	$9.97
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18	0.29	0.15	0.11	0.19	0.25
Net realized and unrealized gain (loss)	0.26	(0.06)	(1.30)	(0.11)	0.54	0.55
Total from Investment Operations	0.44	0.23	(1.15)	(0.00)(b)	0.73	0.80
LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)	(0.30)	(0.15)	(0.12)	(0.20)	(0.26)
Net realized capital gains	—	—	(0.05)	(0.29)	(0.05)	—
Total Distributions	(0.18)	(0.30)	(0.20)	(0.41)	(0.25)	(0.26)
Net asset value, end of the period	$9.42	$9.16	$9.23	$10.58	$10.99	$10.51
Total return(c)(d)	4.87%(e)	2.53%	(10.98)%	(0.06)%	7.06%	8.11%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$3,792	$7,150	$18,077	$20,942	$19,962	$21,415
Net expenses(f)	0.65%(g)	0.65%	0.65%	0.65%	0.65%	0.65%
Gross expenses	0.74%(g)(h)	0.71%	0.68%	0.70%	0.72%	0.72%
Net investment income	3.85%(g)	3.12%	1.49%	1.03%	1.78%	2.42%
Portfolio turnover rate	64%	138%	144%	100%	123%	135%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes transfer agent fees and expenses before expense offset. Without this expense offset the ratio of gross expenses would have been 0.73%. See Note 8 of Notes to Financial Statements.
See accompanying notes to financial statements.
69 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class C
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$9.19	$9.27	$10.62	$11.02	$10.54	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15	0.24	0.06	0.03	0.11	0.17
Net realized and unrealized gain (loss)	0.26	(0.08)	(1.29)	(0.11)	0.54	0.55
Total from Investment Operations	0.41	0.16	(1.23)	(0.08)	0.65	0.72
LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)	(0.24)	(0.07)	(0.03)	(0.12)	(0.18)
Net realized capital gains	—	—	(0.05)	(0.29)	(0.05)	—
Total Distributions	(0.15)	(0.24)	(0.12)	(0.32)	(0.17)	(0.18)
Net asset value, end of the period	$9.45	$9.19	$9.27	$10.62	$11.02	$10.54
Total return(b)(c)	4.49%(d)	1.69%	(11.65)%	(0.76)%	6.27%	7.28%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$703	$698	$174	$315	$668	$467
Net expenses(e)	1.40%(f)	1.40%	1.40%	1.40%	1.40%	1.40%
Gross expenses	1.49%(f)	1.46%	1.43%	1.45%	1.46%	1.48%
Net investment income	3.14%(f)	2.53%	0.60%	0.30%	1.00%	1.64%
Portfolio turnover rate	64%	138%	144%	100%	123%	135%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
| 70

Financial Highlights (continued)
For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class N
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Period Ended September 30, 2019*
Net asset value, beginning of the period	$9.16	$9.22	$10.57	$10.98	$10.50	$10.07
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20	0.33	0.18	0.14	0.22	0.17
Net realized and unrealized gain (loss)	0.25	(0.06)	(1.30)	(0.11)	0.54	0.45
Total from Investment Operations	0.45	0.27	(1.12)	0.03	0.76	0.62
LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)	(0.33)	(0.18)	(0.15)	(0.23)	(0.19)
Net realized capital gains	—	—	(0.05)	(0.29)	(0.05)	—
Total Distributions	(0.20)	(0.33)	(0.23)	(0.44)	(0.28)	(0.19)
Net asset value, end of the period	$9.41	$9.16	$9.22	$10.57	$10.98	$10.50
Total return(b)	4.93%(c)	2.97%	(10.73)%	0.25%	7.39%	6.19%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$57,500	$55,983	$19,294	$20,094	$3,307	$3,546
Net expenses(d)	0.35%(e)	0.35%	0.35%	0.35%	0.35%	0.35%(e)
Gross expenses	0.41%(e)	0.39%	0.37%	0.38%	0.43%	0.42%(e)
Net investment income	4.18%(e)	3.60%	1.80%	1.32%	2.09%	2.54%(e)
Portfolio turnover rate	64%	138%	144%	100%	123%	135%(f)

*	From commencement of Class operations on February 1, 2019 through September 30, 2019.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Represents the Fund’s portfolio turnover rate for year ended September 30, 2019.
See accompanying notes to financial statements.
71 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class Y
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$9.16	$9.23	$10.58	$10.99	$10.51	$9.97
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19	0.32	0.17	0.14	0.21	0.27
Net realized and unrealized gain (loss)	0.27	(0.06)	(1.29)	(0.11)	0.54	0.55
Total from Investment Operations	0.46	0.26	(1.12)	0.03	0.75	0.82
LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)	(0.33)	(0.18)	(0.15)	(0.22)	(0.28)
Net realized capital gains	—	—	(0.05)	(0.29)	(0.05)	—
Total Distributions	(0.20)	(0.33)	(0.23)	(0.44)	(0.27)	(0.28)
Net asset value, end of the period	$9.42	$9.16	$9.23	$10.58	$10.99	$10.51
Total return(b)	5.02%(c)	2.81%	(10.76)%	0.20%	7.33%	8.38%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$226,006	$281,284	$255,418	$340,326	$293,577	$215,752
Net expenses(d)	0.40%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Gross expenses	0.49%(e)	0.46%	0.44%	0.45%	0.47%	0.48%
Net investment income	4.12%(e)	3.47%	1.70%	1.28%	2.01%	2.67%
Portfolio turnover rate	64%	138%	144%	100%	123%	135%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
| 72

Financial Highlights (continued)
For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class A
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$10.57	$10.65	$11.40	$11.54	$11.34	$11.09
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19	0.32	0.07	0.04	0.11	0.15
Net realized and unrealized gain (loss)	0.16	(0.04)	(0.72)	(0.11)	0.25	0.34
Total from Investment Operations	0.35	0.28	(0.65)	(0.07)	0.36	0.49
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.36)	(0.10)	(0.07)	(0.16)	(0.24)
Net asset value, end of the period	$10.71	$10.57	$10.65	$11.40	$11.54	$11.34
Total return(b)	3.31%(c)(d)	2.64%(c)	(5.75)%(c)	(0.58)%(c)	3.19%	4.42%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$207,508	$209,032	$246,532	$287,244	$296,217	$308,186
Net expenses	0.70%(e)(f) (g)	0.69%(e)(h)	0.69%(e)(h)	0.73%(e)(h) (i)	0.78%(j)	0.80%
Gross expenses	0.79%(f)(g) (k)	0.77%(h)	0.72%(h)	0.73%(h)	0.78%	0.80%
Net investment income	3.57%(g)	3.04%	0.65%	0.36%	0.93%	1.31%
Portfolio turnover rate	115%	267%	203%	247%	319%(l)	527%(l)

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Includes refund of prior year service fee of less than 0.01%.See Note 6b of Notes to Financial Statements.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes refund of prior year service fee of 0.01%.
(i)	Effective July 1, 2021, the expense limit decreased from 0.75% to 0.70%.
(j)	Effective July 1, 2020, the expense limit decreased from 0.80% to 0.75%.
(k)	Includes transfer agent fees and expenses before expense offset. Without this expense offset the ratio of gross expenses would have been 0.77%. See Note 8 of Notes to Financial Statements.
(l)	The variation in the Fund’s turnover rate from 2019 to 2020 is due to changes in volume of U.S. Treasury securities related to certain trading strategies.
See accompanying notes to financial statements.
73 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class C
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$10.54	$10.62	$11.38	$11.54	$11.35	$11.10
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.15	0.24	(0.02)	(0.05)	0.02	0.06
Net realized and unrealized gain (loss)	0.16	(0.04)	(0.71)	(0.11)	0.24	0.34
Total from Investment Operations	0.31	0.20	(0.73)	(0.16)	0.26	0.40
LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)	(0.28)	(0.03)	(0.00)(b)	(0.07)	(0.15)
Net asset value, end of the period	$10.68	$10.54	$10.62	$11.38	$11.54	$11.35
Total return(c)	2.93%(d)(e)	1.86%(d)	(6.43)%(d)	(1.35)%(d)	2.34%	3.64%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$7,764	$8,510	$14,145	$24,922	$19,628	$22,142
Net expenses	1.45%(f)(g)	1.45%(f)	1.45%(f)	1.48%(f)(h)	1.53%(i)	1.55%
Gross expenses	1.53%(g)(j)	1.53%	1.48%	1.49%	1.53%	1.55%
Net investment income (loss)	2.81%(g)	2.24%	(0.16)%	(0.40)%	0.18%	0.57%
Portfolio turnover rate	115%	267%	203%	247%	319%(k)	527%(k)

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2021, the expense limit decreased from 1.50% to 1.45%.
(i)	Effective July 1, 2020, the expense limit decreased from 1.55% to 1.50%.
(j)	Includes transfer agent fees and expenses before expense offset. Without this expense offset the ratio of gross expenses would have been 1.52%. See Note 8 of Notes to Financial Statements.
(k)	The variation in the Fund’s turnover rate from 2019 to 2020 is due to changes in volume of U.S. Treasury securities related to certain trading strategies.
See accompanying notes to financial statements.
| 74

Financial Highlights (continued)
For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class N
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$10.60	$10.68	$11.43	$11.57	$11.37	$11.12
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21	0.37	0.11	0.08	0.14	0.19
Net realized and unrealized gain (loss)	0.15	(0.06)	(0.73)	(0.11)	0.26	0.33
Total from Investment Operations	0.36	0.31	(0.62)	(0.03)	0.40	0.52
LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)	(0.39)	(0.13)	(0.11)	(0.20)	(0.27)
Net asset value, end of the period	$10.74	$10.60	$10.68	$11.43	$11.57	$11.37
Total return(b)	3.46%(c)	2.94%	(5.45)%	(0.25)%	3.53%	4.77%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$49,915	$45,716	$19,656	$12,972	$11,035	$5,272
Net expenses(d)	0.40%(e)	0.40%	0.39%	0.40%(f)	0.45%(g)	0.46%
Gross expenses	0.44%(e)	0.43%	0.40%	0.41%	0.46%	0.48%
Net investment income	3.87%(e)	3.44%	1.03%	0.68%	1.20%	1.65%
Portfolio turnover rate	115%	267%	203%	247%	319%(h)	527%(h)

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2021, the expense limit decreased from 0.45% to 0.40%
(g)	Effective July 1, 2020, the expense limit decreased from 0.50% to 0.45%.
(h)	The variation in the Fund’s turnover rate from 2019 to 2020 is due to changes in volume of U.S. Treasury securities related to certain trading strategies.
See accompanying notes to financial statements.
75 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class Y
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$10.60	$10.69	$11.43	$11.57	$11.38	$11.13
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20	0.35	0.10	0.07	0.13	0.17
Net realized and unrealized gain (loss)	0.17	(0.05)	(0.72)	(0.11)	0.25	0.34
Total from Investment Operations	0.37	0.30	(0.62)	(0.04)	0.38	0.51
LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)	(0.39)	(0.12)	(0.10)	(0.19)	(0.26)
Net asset value, end of the period	$10.75	$10.60	$10.69	$11.43	$11.57	$11.38
Total return	3.53%(b)(c)	2.79%(b)	(5.42)%(b)	(0.33)%(b)	3.35%	4.67%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$479,628	$486,496	$491,162	$707,904	$691,616	$457,248
Net expenses	0.45%(d)(e)	0.45%(d)	0.45%(d)	0.48%(d)(f)	0.53%(g)	0.55%
Gross expenses	0.53%(e)	0.53%	0.48%	0.49%	0.53%	0.55%
Net investment income	3.81%(e)	3.30%	0.87%	0.61%	1.11%	1.55%
Portfolio turnover rate	115%	267%	203%	247%	319%(h)	527%(h)

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2021, the expense limit decreased from 0.50% to 0.45%.
(g)	Effective July 1, 2020, the expense limit decreased from 0.55% to 0.50%.
(h)	The variation in the Fund’s turnover rate from 2019 to 2020 is due to changes in volume of U.S. Treasury securities related to certain trading strategies.
See accompanying notes to financial statements.
| 76

Notes to Financial Statements
March 31, 2024 (Unaudited)
1.Organization.  Natixis Funds Trust I, Loomis Sayles Funds I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Natixis Funds Trust I:
Loomis Sayles Core Plus Bond Fund ("Core Plus Bond Fund")
Loomis Sayles Funds I:
Loomis Sayles Intermediate Duration Bond Fund (“Intermediate Duration Bond Fund”)
Loomis Sayles Funds II:
Loomis Sayles Global Allocation Fund (“Global Allocation Fund”)
Loomis Sayles Growth Fund (“Growth Fund”)
Loomis Sayles Limited Term Government and Agency Fund (“Limited Term Government and Agency Fund”)
Each Fund is a diversified investment company.
Each Fund offers Class A, Class C, Class N and Class Y shares.
Effective February 1, 2024, Growth Fund's principal investment strategies disclosure was amended to permit the Fund to invest in affiliated and unaffiliated mutual funds and exchange-traded funds, to the extent permitted by the Investment Company Act of 1940.
Class A shares are sold with a maximum front-end sales charge of 4.25% for Core Plus Bond Fund and Intermediate Duration Bond Fund, 5.75% for Global Allocation Fund and Growth Fund, and 2.25% for Limited Term Government and Agency Fund. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds' prospectus.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust and Natixis ETF Trust II ("Natixis ETF Trusts"). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded
77 |

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value (“NAV”) per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Short sales of debt investments are fair valued based on an evaluated ask price furnished to the Funds by an independent pricing service. Senior loans and collateralized loan obligations (“CLOs”) are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service. Bilateral credit default swaps are fair valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swaps are fair valued based on prices supplied by an independent pricing source. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Loan consent fees, upfront origination fees and/or amendment fees are recorded when received and included in interest income on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
c. Short Sales. A short sale is a transaction in which a Fund sells a security it does not own, usually in anticipation of a decline in the fair market value of the security. When closing out a short position, a Fund will have to purchase the security it originally sold short. The value of short sales is reflected as a liability in the Statements of Assets and Liabilities and is marked-to-market daily. A Fund will realize a profit from closing out a short position if the price of the security sold short has declined since the short position was opened; a Fund will realize a loss from closing out a short position if the value of the shorted security has risen since the short position was opened. Because there is no upper limit on the price to which a security can rise, short selling exposes a Fund to potentially unlimited losses. The Funds intend to cover their short sale transactions by segregating or earmarking liquid assets, such that the segregated/earmarked amount, equals the current market value of the securities underlying the short sale.
d. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars
| 78

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
e. Forward Foreign Currency Contracts. A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
f. Futures Contracts. A Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
g. Swap Agreements. A Fund may enter into credit default swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of
79 |

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily and fluctuations in the value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.
Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
h. When-Issued and Delayed Delivery Transactions. A Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.
Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is "to be announced" 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party.
Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.
i. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2024 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to
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Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
Certain Funds have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries ("EU reclaims") and may continue to make such filings when it is determined to be in the best interest of the Funds and their shareholders. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. EU reclaims are recognized by a Fund when deemed more likely than not to be collected, and are reflected as a reduction of foreign taxes withheld in the Statements of Operations. Any related receivable is reflected as tax reclaims receivable in the Statements of Assets and Liabilities. Under certain circumstances, EU reclaims may be subject to closing agreements with the Internal Revenue Service ("IRS"), which may materially reduce the reclaim amounts realized by the Funds. Fees and expenses associated with closing agreements will be reflected in the Statements of Operations when it is determined that a closing agreement with the IRS is required.
j. Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, net operating losses, premium amortization, capital gains taxes, convertible bond adjustments, defaulted and/or non-income producing securities, return of capital distributions received, redemptions in-kind, trust preferred securities and paydown gains and losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, forward foreign currency contract mark-to-market, wash sales, premium amortization, futures contract mark-to-market, convertible bond adjustments, defaulted and/or non-income producing securities, dividends payable, return of capital distributions received, trust preferred securities and paydown gains and losses. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are considered to be distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2023 was as follows:
	2023 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
Core Plus Bond Fund	$237,600,988	$ —	$237,600,988
Global Allocation Fund	—	265,227,594	265,227,594
Growth Fund	1,801,992	1,212,480,441	1,214,282,433
Intermediate Duration Bond Fund	11,021,583	—	11,021,583
Limited Term Government and Agency Fund	25,072,525	—	25,072,525
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Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of September 30, 2023, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:
	Core Plus Bond Fund	Global Allocation Fund	Growth Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
Capital loss carryforward:
Short-term:
No expiration date	$(263,274,882)	$ —	$ —	$(19,689,910)	$(10,097,977)
Long-term:
No expiration date	(335,593,277)	—	—	(12,535,488)	(56,235,014)
Total capital loss carryforward	$(598,868,159)	$ —	$ —	$(32,225,398)	$(66,332,991)
Late-year ordinary and post-October capital loss deferrals*	$ —	$(2,253,183)	$(15,598,809)	$ —	$ —

*
Under current tax law, net operating losses, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Global Allocation
Fund is deferring currency losses and Growth Fund is deferring net operating losses.

As of March 31, 2024, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	Core Plus Bond Fund	Global Allocation Fund	Growth Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
Federal tax cost	$8,192,186,963	$2,472,773,312	$6,681,849,997	$292,636,597	$825,302,243
Gross tax appreciation	$47,606,379	$593,344,556	$7,182,992,968	$1,425,882	$1,024,941
Gross tax depreciation	(564,247,406)	(116,328,118)	(403,156,650)	(5,593,805)	(19,074,764)
Net tax appreciation (depreciation)	$(516,641,027)	$477,016,438	$6,779,836,318	$(4,167,923)	$(18,049,823)
Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.
k. Senior Loans. A Fund’s investment in senior loans may be to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. The Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. The settlement period for senior loans is uncertain as there is no standardized settlement schedule applicable to such investments. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
l. Collateralized Loan Obligations. A Fund may invest in CLOs. A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateralized securities and the class of the instrument in which the Fund invests. CLOs outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
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Notes to Financial Statements (continued)
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m. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2024, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
n. Due to/from Brokers. Transactions and positions in certain futures, forward foreign currency contracts and delayed delivery commitments are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/ dealers. The due from brokers balance in the Statements of Assets and Liabilities for Core Plus Bond Fund represents cash pledged as collateral for delayed delivery securities. The due from brokers balance in the Statements of Assets and Liabilities for Global Allocation Fund represents cash pledged as collateral for forward foreign currency contracts. The due from brokers balance in the Statements of Assets and Liabilities for Intermediate Duration Bond Fund represents cash pledged as initial margin for futures contracts. The due to brokers balance in the Statements of Assets and Liabilities for Global Allocation Fund represents cash received as collateral for forward foreign currency contracts. In certain circumstances a Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.
o. Indemnifications. Under the Trusts' organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
p. Regulatory Update. Effective January 24, 2023, the SEC adopted a release (the “Release”) containing rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the new tailored shareholder reports but will be available online, delivered free of charge upon request, and filed with the SEC on a semiannual basis on Form N-CSR. In addition to the removal of financial statements from the new tailored shareholder reports, the Release requires mandatory mailing of the reports, unless a shareholder specifically opts out and chooses electronic delivery. The Release also requires that the new tailored shareholder reports be no longer than 2-4 pages, include only a single share class of a single fund, and use a broad-based securities market index for performance comparison purposes. Management is evaluating the impact of the Release on the content of the current shareholder report and newly created tailored shareholder reports and expects to meet the required compliance date of July 24, 2024.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All
83 |

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of March 31, 2024, at value:
Core Plus Bond Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$ —	$27,571,331	$9,436	$27,580,767
Collateralized Mortgage Obligations	—	74,617,349	94,994	74,712,343
All Other Non-Convertible Bonds(a)	—	6,410,129,810	—	6,410,129,810
Total Non-Convertible Bonds	—	6,512,318,490	104,430	6,512,422,920
Municipals(a)	—	7,940,675	—	7,940,675
Total Bonds and Notes	—	6,520,259,165	104,430	6,520,363,595
Collateralized Loan Obligations	—	350,480,609	—	350,480,609
Short-Term Investments	—	799,577,952	—	799,577,952
Total Investments	—	7,670,317,726	104,430	7,670,422,156
Futures Contracts (unrealized appreciation)	5,220,554	—	—	5,220,554
Total	$5,220,554	$7,670,317,726	$104,430	$7,675,642,710

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(96,774)	$ —	$ —	$(96,774)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
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Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)

Global Allocation Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
France	$ —	$73,307,833	$ —	$73,307,833
Japan	—	50,247,739	—	50,247,739
Netherlands	—	71,548,160	—	71,548,160
Sweden	—	74,613,804	—	74,613,804
Taiwan	—	57,279,273	—	57,279,273
United Kingdom	—	59,938,822	—	59,938,822
United States	1,629,960,838	31,251,443	—	1,661,212,281
Total Common Stocks	1,629,960,838	418,187,074	—	2,048,147,912
Bonds and Notes(a)	—	871,170,170	—	871,170,170
Senior Loans(a)	—	9,611,812	—	9,611,812
Preferred Stocks(a)	1,169,073	—	—	1,169,073
Short-Term Investments	—	20,016,804	—	20,016,804
Total Investments	1,631,129,911	1,318,985,860	—	2,950,115,771
Forward Foreign Currency Contracts (unrealized appreciation)	—	899,780	—	899,780
Futures Contracts (unrealized appreciation)	1,754,220	—	—	1,754,220
Total	$1,632,884,131	$1,319,885,640	$ —	$2,952,769,771

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$ —	$(2,809,584)	$ —	$(2,809,584)
Futures Contracts (unrealized depreciation)	(170,437)	—	—	(170,437)
Total	$(170,437)	$(2,809,584)	$ —	$(2,980,021)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Growth Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$13,001,240,067	$ —	$ —	$13,001,240,067
Affiliated Exchange-Traded Funds	137,355,657	—	—	137,355,657
Short-Term Investments	—	323,090,591	—	323,090,591
Total Investments	$13,138,595,724	$323,090,591	$—	$13,461,686,315

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
85 |

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)

Intermediate Duration Bond Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
ABS Home Equity	$ —	$ —	$1,422	$1,422
Collateralized Mortgage Obligations	—	1,859,848	156	1,860,004
All Other Bonds and Notes(a)	—	279,799,967	—	279,799,967
Total Bonds and Notes	—	281,659,815	1,578	281,661,393
Short-Term Investments	—	6,662,223	—	6,662,223
Total Investments	—	288,322,038	1,578	288,323,616
Futures Contracts (unrealized appreciation)	145,058	—	—	145,058
Total	$145,058	$288,322,038	$1,578	$288,468,674

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Limited Term Government and Agency Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Collateralized Mortgage Obligations	$ —	$65,795,824	$5,072,298	$70,868,122
All Other Bonds and Notes(a)	—	633,325,152	—	633,325,152
Total Bonds and Notes	—	699,120,976	5,072,298	704,193,274
Short-Term Investments	—	103,059,146	—	103,059,146
Total Investments	$—	$802,180,122	$5,072,298	$807,252,420

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2023 and/or March 31, 2024:
Core Plus Bond Fund
Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2023	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2024	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2024
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$ —	$ —	$ —	$(68)	$ —	$(526)	$10,030	$ —	$9,436	$(68)
Collateralized Mortgage Obligations	96,178	—	1	(1,861)	1,209	(533)	—	—	94,994	(1,909)
Total	$96,178	$ —	$1	$(1,929)	$1,209	$(1,059)	$10,030	$ —	$104,430	$(1,977)
A debt security valued at $10,030 was transferred from Level 2 to Level 3 during the period ended March 31, 2024. At September 30, 2023, this security was fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with
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Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
the Fund's valuation policies. At March 31, 2024, this security was fair valued as determined by the Fund's valuation designee as an independent pricing service did not provide a reliable price for the security.
Intermediate Duration Bond Fund
Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2023	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2024	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2024
Bonds and Notes
ABS Home Equity	$ —	$ —	$ —	$(10)	$ —	$(79)	$1,511	$ —	$1,422	$(10)
Collateralized Mortgage Obligations	166	—	—	3	—	(13)	—	—	156	2
Total	$166	$ —	$ —	$(7)	$ —	$(92)	$1,511	$ —	$1,578	$(8)
A debt security valued at $1,511 was transferred from Level 2 to Level 3 during the period ended March 31, 2024. At September 30, 2023, this security was fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies. At March 31, 2024, this security was fair valued as determined by the Fund's valuation designee as an independent pricing service did not provide a reliable price for the security.
Limited Term Government and Agency Fund
Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2023	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2024	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2024
Bonds and Notes
Collateralized Mortgage Obligations	$5,429,401	$ —	$(18,102)	$110,707	$6,482	$(471,395)	$15,205	$ —	$5,072,298	$77,427
A debt security valued at $15,205 was transferred from Level 2 to Level 3 during the period ended March 31, 2024. At September 30, 2023, this security was fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies. At March 31, 2024, this security was fair valued as determined by the Fund's valuation designee as an independent pricing service did not provide a reliable price for the security.
4.Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Core Plus Bond Fund, Global Allocation Fund and Intermediate Duration Bond Fund used during the period include forward foreign currency contracts and futures contracts.
The Funds are subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Funds may enter into forward foreign currency contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Funds may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Funds. During the six months ended March 31, 2024, Global Allocation Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.
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Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
The Funds are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed income securities. The Funds will be subject to increased interest rate risk to the extent that they invest in fixed income securities with longer maturities or durations, as compared to investing in fixed income securities with shorter maturities or durations. The Funds may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Funds may also use futures contracts to gain investment exposure. During the six months ended March 31, 2024, Core Plus Bond Fund, Global Allocation Fund and Intermediate Duration Bond Fund each used futures contracts to manage duration.
The following is a summary of derivative instruments for Core Plus Bond Fund as of March 31, 2024, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$5,220,554

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(96,774)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Core Plus Bond Fund during the six months ended March 31, 2024, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(1,882,112)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$30,225,998
The following is a summary of derivative instruments for Global Allocation Fund as of March 31, 2024, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$899,780	$ —	$899,780
Exchange-traded asset derivatives
Interest rate contracts	—	1,754,220	1,754,220
Total asset derivatives	$899,780	$1,754,220	$2,654,000
| 88

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(2,809,584)	$ —	$(2,809,584)
Exchange-traded liability derivatives
Interest rate contracts	—	(170,437)	(170,437)
Total liability derivatives	$(2,809,584)	$(170,437)	$(2,980,021)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Global Allocation Fund during the six months ended March 31, 2024, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$ —	$244,761
Foreign exchange contracts	(1,487,659)	—
Total	$(1,487,659)	$244,761

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$ —	$4,687,337
Foreign exchange contracts	(323,787)	—
Total	$(323,787)	$4,687,337
The following is a summary of derivative instruments for Intermediate Duration Bond Fund as of March 31, 2024, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$145,058

[1]
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Intermediate Duration Bond Fund during the six months ended March 31, 2024, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(266,078)
89 |

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$640,643
As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.
The volume of forward foreign currency contract and futures contract activity, as a percentage of net assets for Core Plus Bond Fund, Global Allocation Fund and Intermediate Duration Bond Fund, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2024:
Core Plus Bond Fund	Futures
Average Notional Amount Outstanding	15.36%
Highest Notional Amount Outstanding	20.40%
Lowest Notional Amount Outstanding	9.50%
Notional Amount Outstanding as of March 31, 2024	14.90%

Global Allocation Fund	Forwards	Futures
Average Notional Amount Outstanding	8.65%	9.13%
Highest Notional Amount Outstanding	9.39%	11.38%
Lowest Notional Amount Outstanding	8.23%	7.07%
Notional Amount Outstanding as of March 31, 2024	8.31%	10.34%

Intermediate Duration Bond Fund	Futures
Average Notional Amount Outstanding	6.56%
Highest Notional Amount Outstanding	7.36%
Lowest Notional Amount Outstanding	6.33%
Notional Amount Outstanding as of March 31, 2024	6.64%
Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.
Unrealized gain and/or loss on open forwards and futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forwards and futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.
Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds' ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.
As of March 31, 2024, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:
Global Allocation Fund
Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$340,250	$(340,250)	$ —	$ —	$ —
HSBC Bank USA N.A.	285,176	—	285,176	(285,176)	—
| 90

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
Global Allocation Fund
Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Morgan Stanley Capital Services LLC	$162,379	$(162,379)	$ —	$ —	$ —
UBS AG	111,975	(106,159)	5,816	—	5,816
	$899,780	$(608,788)	$290,992	$(285,176)	$5,816

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$(1,737,644)	$340,250	$(1,397,394)	$1,250,000	$(147,394)
Morgan Stanley Capital Services LLC	(965,781)	162,379	(803,402)	541,847	(261,555)
UBS AG	(106,159)	106,159	—	—	—
	$(2,809,584)	$608,788	$(2,200,796)	$1,791,847	$(408,949)
The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank and Trust Company (“State Street Bank”).
Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
5.Purchases and Sales of Securities. For the six months ended March 31, 2024, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:
	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Core Plus Bond Fund	$5,612,098,067	$5,706,984,368	$538,992,580	$297,039,152
Global Allocation Fund	36,020,601	32,287,538	214,881,017	437,745,874
Growth Fund	—	—	677,942,748	1,191,461,250
Intermediate Duration Bond Fund	45,095,592	87,007,044	153,945,432	176,491,868
Limited Term Government and Agency Fund	814,291,885	853,844,652	4,837,349	7,697,980
6.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.
91 |

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $100 million	Next $400 million	Next $500 million	Next $1 billion	Next $2 billion	Over $4 billion
Core Plus Bond Fund	0.2000%	0.1875%	0.1875%	0.1875%	0.1500%	0.1500%
Global Allocation Fund	0.7500%	0.7500%	0.7500%	0.7500%	0.7300%	0.7000%
Growth Fund	0.5000%	0.5000%	0.5000%	0.5000%	0.5000%	0.5000%
Intermediate Duration Bond Fund	0.2500%	0.2500%	0.2500%	0.2500%	0.2500%	0.2500%
Limited Term Government and Agency Fund	0.3250%	0.3250%	0.3000%	0.2500%	0.2500%	0.2500%
Natixis Advisors, LLC ("Natixis Advisors") serves as the advisory administrator to Core Plus Bond Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Under the terms of the advisory administration agreement, the Fund pays an advisory administration fee at the following annual rates, calculated daily and payable monthly, based on its average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $100 million	Next $1.9 billion	Over $2 billion
Core Plus Bond Fund	0.2000%	0.1875%	0.1500%
Management and advisory administration fees are presented in the Statements of Operations as management fees.
Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds' operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2025, may be terminated before then only with the consent of the Funds' Board of Trustees and are reevaluated on an annual basis. In addition, Loomis Sayles will voluntarily waive its management fee on any portion of the Growth Fund’s assets that are invested in the Natixis Loomis Sayles Focused Growth ETF. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
For the six months ended March 31, 2024 the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Core Plus Bond Fund	0.74%	1.49%	0.44%	0.49%
Global Allocation Fund	1.20%	1.95%	0.90%	0.95%
Growth Fund	1.00%	1.75%	0.70%	0.75%
Intermediate Duration Bond Fund	0.65%	1.40%	0.35%	0.40%
Limited Term Government and Agency Fund	0.70%	1.45%	0.40%	0.45%
Loomis Sayles and Natixis Advisors have agreed to equally bear the waivers and/or expense reimbursements for Core Plus Bond Fund.
Loomis Sayles (and Natixis Advisors for Core Plus Bond Fund) shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class' expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class' current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
| 92

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
For the six months ended March 31, 2024, the management fees and waivers of management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Voluntary Waivers of Management Fees[2]	Net Management Fees	Percentage of Average Daily Net Assets
Fund					Gross	Net
Core Plus Bond Fund	$5,579,782	$ —	$ —	$5,579,782	0.16%	0.16%
Global Allocation Fund	10,666,514	—	—	10,666,514	0.74%	0.74%
Growth Fund	30,696,951	—	60,409	30,636,542	0.50%	0.50%
Intermediate Duration Bond Fund	396,724	126,170	—	270,554	0.25%	0.17%
Limited Term Government and Agency Fund	1,189,854	273,899	—	915,955	0.32%	0.24%

[1]	Waiver/expense reimbursements are subject to possible recovery until September 30, 2025.
[2]	Voluntary management fee waivers are not subject to recovery under the expense limitation agreement described above.
For the six months ended March 31, 2024, class-specific expenses have been reimbursed as follows:
	Reimbursement
	Class A	Class C	Class N	Class Y	Total
Core Plus Bond Fund	$18,810	$1,379	$ —	$221,654	$241,843
For the six months ended March 31, 2024, the advisory administration fees for Core Plus Bond Fund were $5,579,782 (effective rate of 0.16% of average daily net assets).
No expenses were recovered for any of the Funds during the six months ended March 31, 2024 under the terms of the expense limitation agreements.
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.
Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to the Fund’s Class C shares (the “Class C Plans”).
Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.
Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.
Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.
For the six months ended March 31, 2024, the service and distribution fees for each Fund were as follows:
	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Core Plus Bond Fund	$483,816	$36,626	$109,879
Global Allocation Fund	640,216	324,727	974,180
Growth Fund	1,201,047	112,133	336,398
Intermediate Duration Bond Fund	6,448	867	2,600
Limited Term Government and Agency Fund	258,461	9,791	29,374
For the six months ended March 31, 2024, Natixis Distribution refunded Limited Term Government and Agency Fund $2,472 of prior year Class A service fees paid to Natixis Distribution in excess of amounts subsequently paid to securities dealers or financial intermediaries. Service and distribution fees on the Statements of Operations have been reduced by these amounts.
93 |

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
c. Administrative Fees. Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
For the six months ended March 31, 2024, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
Core Plus Bond Fund	$1,591,166
Global Allocation Fund	658,147
Growth Fund	2,817,052
Intermediate Duration Bond Fund	72,954
Limited Term Government and Agency Fund	172,610
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.
For the six months ended March 31, 2024, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:
Fund	Sub-Transfer Agent Fees
Core Plus Bond Fund	$2,488,287
Global Allocation Fund	1,131,583
Growth Fund	4,953,006
Intermediate Duration Bond Fund	102,448
Limited Term Government and Agency Fund	230,858
As of March 31, 2024, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):
Fund	Reimbursements of Sub-Transfer Agent Fees
Core Plus Bond Fund	$63,208
Global Allocation Fund	50,430
Growth Fund	132,880
Intermediate Duration Bond Fund	6,151
Limited Term Government and Agency Fund	12,542
| 94

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
e. Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended March 31, 2024 were as follows:
Fund	Commissions
Core Plus Bond Fund	$34,410
Global Allocation Fund	40,663
Growth Fund	392,482
Intermediate Duration Bond Fund	1,083
Limited Term Government and Agency Fund	26,483
f. Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $400,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $225,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $25,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
Prior to January 1, 2024, the Chairperson of the Board of Trustees received a retainer fee at the annual rate of $369,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $210,000. Each Independent Trustee received a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attended in person. The Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each received an additional retainer fee at the annual rate of $20,000. All other Trustees fees remained unchanged.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trusts.
95 |

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
g. Affiliated Ownership. As of March 31, 2024, the percentage of each Fund’s net assets owned by affiliates is as follows:
Percentage of Net Assets
Core Plus Bond Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.18%
Global Allocation Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.65%
Growth Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.83%
Loomis Sayles Funded Pension Plan and Trust	0.14%
0.97%
Limited Term Government and Agency Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.32%
Loomis Sayles Distribution and Trust	0.68%
Natixis Sustainable Future 2015 Fund	0.09%
Natixis Sustainable Future 2020 Fund	0.08%
Natixis Sustainable Future 2025 Fund	0.13%
Natixis Sustainable Future 2030 Fund	0.15%
Natixis Sustainable Future 2035 Fund	0.13%
Natixis Sustainable Future 2040 Fund	0.09%
Natixis Sustainable Future 2045 Fund	0.05%
1.72%
h. Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to Intermediate Duration Bond Fund and Limited Term Government and Agency Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through January 31, 2025 and is not subject to recovery under the expense limitation agreement described above.
For the six months ended March 31, 2024, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:
Reimbursement of Transfer Agency Expenses
Fund	Class N
Intermediate Duration Bond Fund	$1,307
Limited Term Government and Agency Fund	1,291
i. Affiliated Fund Transactions.  A summary of affiliated fund transactions for each underlying fund held by the Funds for the six months ended March 31, 2024, is as follows:
Growth Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of March 31, 2024	Distribution Received(2)
Natixis Loomis Sayles Focused Growth ETF	$ —	$133,847,928	$ —	$ —	$3,507,729	$137,355,657	4,284,398	$ —

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
| 96

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
7.Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
For the six months ended March 31, 2024 the Funds incurred the following class-specific transfer agent fees and expenses (net of expense offsets and including sub-transfer agent fees, where applicable):
	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Core Plus Bond Fund	$206,529	$15,656	$21,301	$2,388,971
Global Allocation Fund	233,524	118,573	3,870	823,633
Growth Fund	443,492	41,384	7,868	4,838,878
Intermediate Duration Bond Fund	2,113	288	1,307	105,465
Limited Term Government and Agency Fund	97,693	3,660	1,291	228,192
8.Expense Offset Arrangements. The Funds have entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Funds' cash balances. Transfer agent fees and expenses are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses.
9.Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid certain legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.
For the six months ended March 31, 2024, Growth Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $33,700,000 at a weighted average interest rate of 6.68%. Interest expense incurred on the line of credit was $6,253.
10.Risk. Global Allocation Fund's investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
Core Plus Bond Fund and Limited Term Government and Agency Fund's investments in mortgage-related and asset-backed securities are subject to certain risks not associated with investments in other securities. Mortgage-related and asset-backed securities are subject to the risk that unexpected changes in interest rates will have a direct effect on expected maturity. A shortened maturity may result in the reinvestment of prepaid amounts in securities with lower yields than the original obligations. An extended maturity may result in a reduction of a security's value.
Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
11.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2024, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds' total outstanding shares. The number of such accounts, based on
97 |

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Account Holders	Percentage of Ownership
Core Plus Bond Fund	1	5.32%
Growth Fund	1	12.07%
Intermediate Duration Bond Fund	6	72.95%
Limited Term Government and Agency Fund	1	7.74%
Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.
12.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
Core Plus Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	4,981,836	$56,257,976	11,357,305	$130,223,433
Issued in connection with the reinvestment of distributions	474,080	5,345,278	869,581	9,938,436
Redeemed	(5,144,868)	(57,766,488)	(16,060,576)	(184,384,945)
Net change	311,048	$3,836,766	(3,833,690)	$(44,223,076)
Class C
Issued from the sale of shares	241,487	$2,722,444	357,507	$4,114,433
Issued in connection with the reinvestment of distributions	36,579	412,722	76,079	870,566
Redeemed	(582,267)	(6,548,086)	(1,998,166)	(22,822,620)
Net change	(304,201)	$(3,412,920)	(1,564,580)	$(17,837,621)
Class N
Issued from the sale of shares	29,725,935	$339,826,270	66,972,306	$777,684,789
Issued in connection with the reinvestment of distributions	3,611,738	41,120,074	6,158,589	71,024,752
Redeemed	(30,426,918)	(341,901,679)	(57,778,078)	(669,470,666)
Net change	2,910,755	$39,044,665	15,352,817	$179,238,875
Class Y
Issued from the sale of shares	80,600,743	$917,954,540	175,407,125	$2,034,481,891
Issued in connection with the reinvestment of distributions	6,816,656	77,568,860	10,358,184	119,421,605
Redeemed	(62,083,937)	(702,680,323)	(110,384,583)	(1,272,938,219)
Net change	25,333,462	$292,843,077	75,380,726	$880,965,277
Increase from capital share transactions	28,251,064	$332,311,588	85,335,273	$998,143,455
| 98

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
12.Capital Shares (continued).

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
Global Allocation Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	2,111,141	$48,837,151	3,389,851	$71,361,898
Issued in connection with the reinvestment of distributions	568,298	13,014,029	1,584,011	31,205,007
Redeemed	(2,274,197)	(52,065,300)	(7,011,580)	(149,010,976)
Net change	405,242	$9,785,880	(2,037,718)	$(46,444,071)
Class C
Issued from the sale of shares	276,330	$6,122,674	777,798	$15,680,854
Issued in connection with the reinvestment of distributions	385,460	8,457,002	1,249,698	23,769,266
Redeemed	(2,176,631)	(48,279,435)	(5,208,741)	(106,549,675)
Net change	(1,514,841)	$(33,699,759)	(3,181,245)	$(67,099,555)
Class N
Issued from the sale of shares	1,035,921	$24,129,135	1,581,514	$33,910,780
Issued in connection with the reinvestment of distributions	412,093	9,560,563	960,857	19,169,099
Redeemed	(2,427,725)	(58,903,602)	(2,419,236)	(52,220,251)
Net change	(979,711)	$(25,213,904)	123,135	$859,628
Class Y
Issued from the sale of shares	6,460,054	$151,497,293	11,651,567	$249,069,549
Issued in connection with the reinvestment of distributions	2,491,406	57,775,714	6,812,550	135,842,251
Redeemed	(9,672,154)	(224,899,102)	(36,342,744)	(779,023,281)
Net change	(720,694)	$(15,626,095)	(17,878,627)	$(394,111,481)
Decrease from capital share transactions	(2,810,004)	$(64,753,878)	(22,974,455)	$(506,795,479)
99 |

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
12.Capital Shares (continued).

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
Growth Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	9,247,946	$188,066,551	25,307,103	$429,030,222
Issued in connection with the reinvestment of distributions	1,793,483	36,891,954	3,080,126	45,431,858
Redeemed	(6,131,674)	(130,396,546)	(58,359,545)	(987,390,432)
Net change	4,909,755	$94,561,959	(29,972,316)	$(512,928,352)
Class C
Issued from the sale of shares	1,243,002	$22,248,493	1,427,876	$22,531,190
Issued in connection with the reinvestment of distributions	283,961	4,881,292	596,956	7,503,741
Redeemed	(961,962)	(17,173,220)	(1,891,889)	(28,339,214)
Net change	565,001	$9,956,565	132,943	$1,695,717
Class N
Issued from the sale of shares	5,148,209	$123,012,187	9,723,730	$196,959,490
Issued in connection with the reinvestment of distributions	1,035,470	23,732,974	3,273,160	53,254,325
Redeemed	(8,736,611)	(200,073,433)	(16,922,957)	(345,813,738)
Net change	(2,552,932)	$(53,328,272)	(3,926,067)	$(95,599,923)
Class Y
Issued from the sale of shares	67,376,719	$1,592,044,239	145,614,231	$2,904,813,412
Issued in connection with the reinvestment of distributions	21,411,762	489,686,993	50,233,839	816,299,889
Redeemed	(70,248,947)	(1,686,760,675)	(185,161,203)	(3,717,011,614)
Redeemed in-kind (Note 13)	—	—	(10,072,998)	(191,588,419)
Net change	18,539,534	$394,970,557	613,869	$(187,486,732)
Increase (decrease) from capital share transactions	21,461,358	$446,160,809	(33,151,571)	$(794,319,290)
| 100

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
12.Capital Shares (continued).

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
Intermediate Duration Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	36,656	$343,101	162,767	$1,527,536
Issued in connection with the reinvestment of distributions	6,939	64,562	42,793	399,890
Redeemed	(421,294)	(3,963,100)	(1,383,949)	(12,973,971)
Net change	(377,699)	$(3,555,437)	(1,178,389)	$(11,046,545)
Class C
Issued from the sale of shares	4,772	$45,000	86,200	$813,282
Issued in connection with the reinvestment of distributions	1,186	11,124	1,755	16,435
Redeemed	(7,531)	(70,971)	(30,766)	(292,234)
Net change	(1,573)	$(14,847)	57,189	$537,483
Class N
Issued from the sale of shares	369,987	$3,476,297	4,504,771	$41,858,306
Issued in connection with the reinvestment of distributions	126,691	1,183,516	99,571	924,081
Redeemed	(502,947)	(4,664,389)	(581,767)	(5,430,564)
Net change	(6,269)	$(4,576)	4,022,575	$37,351,823
Class Y
Issued from the sale of shares	1,540,494	$14,346,715	10,622,669	$99,573,320
Issued in connection with the reinvestment of distributions	567,962	5,304,208	1,030,869	9,604,346
Redeemed	(8,818,828)	(82,594,711)	(8,626,109)	(80,519,563)
Net change	(6,710,372)	$(62,943,788)	3,027,429	$28,658,103
Increase (decrease) from capital share transactions	(7,095,913)	$(66,518,648)	5,928,804	$55,500,864
101 |

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
12.Capital Shares (continued).

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
Limited Term Government and Agency Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	1,367,326	$14,604,607	2,652,652	$28,284,400
Issued in connection with the reinvestment of distributions	326,931	3,493,996	607,403	6,478,043
Redeemed	(2,101,890)	(22,425,441)	(6,626,486)	(70,703,766)
Net change	(407,633)	$(4,326,838)	(3,366,431)	$(35,941,323)
Class C
Issued from the sale of shares	142,241	$1,518,653	216,846	$2,300,977
Issued in connection with the reinvestment of distributions	9,447	100,665	22,066	234,758
Redeemed	(232,252)	(2,467,563)	(762,968)	(8,118,114)
Net change	(80,564)	$(848,245)	(524,056)	$(5,582,379)
Class N
Issued from the sale of shares	610,651	$6,540,791	3,011,128	$32,301,122
Issued in connection with the reinvestment of distributions	92,781	994,555	140,941	1,507,954
Redeemed	(370,430)	(3,955,668)	(679,452)	(7,286,871)
Net change	333,002	$3,579,678	2,472,617	$26,522,205
Class Y
Issued from the sale of shares	11,150,222	$119,482,818	27,925,195	$299,329,524
Issued in connection with the reinvestment of distributions	646,992	6,936,355	1,144,373	12,243,193
Redeemed	(13,052,159)	(139,796,223)	(29,148,521)	(311,660,863)
Net change	(1,254,945)	$(13,377,050)	(78,953)	$(88,146)
Decrease from capital share transactions	(1,410,140)	$(14,972,455)	(1,496,823)	$(15,089,643)
13.Redemption In-Kind. In certain circumstances, a Fund may distribute portfolio securities rather than cash as payment for redemption of Fund shares (redemption in-kind). For financial reporting purposes, the Fund will recognize a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Fund will recognize a loss if the cost exceeds value. Gains and losses realized on redemptions in-kind are not recognized for tax purposes, and are re-classified from realized gain (loss) to paid-in-capital. For the year ended September 30, 2023, Growth Fund participated in a redemption in-kind transaction.
| 102

Contact us by mail:
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Secretary of the Funds
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must (a) be signed by the shareholder; (b) include the shareholder’s name and address; and (c) identify the fund(s), account number, share class, and number of shares held in that fund, as of a recent date.
Or by e-mail:
secretaryofthefunds@natixis.com (Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.)
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, Social Security number, PIN, or any other non-public personal information in an e-mail communication because this information may be viewed by others.

Exp. 5/31/25
5647318.2.1
LSIF58SA-0324

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 14. Exhibits.

(a)	(1)	Not applicable.

(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds I

By:	/s/ Kevin Charleston
Name:	Kevin Charleston
Title:	President and Chief Executive Officer

Date:	May 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin Charleston
Name:	Kevin Charleston
Title:	President and Chief Executive Officer

Date:	May 21, 2024

By:	/s/ Matthew J. Block
Name:	Matthew J. Block
Title:	Treasurer and Principal Financial and Accounting Officer

Date:	May 21, 2024